UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio   44144
(Address of principal executive offices)       (Zip code)

Citi Fund Services Ohio, Inc.,
4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1.  Reports to Stockholders.

December 31, 2023
Annual Report
Victory RS Partners Fund
Victory RS Value Fund
Victory RS Large Cap Alpha Fund
Victory RS Investors Fund
Victory Global Energy Transition Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 15
Schedules of Portfolio Investments
Victory RS Partners Fund
20
Victory RS Value Fund
23
Victory RS Large Cap Alpha Fund
25
Victory RS Investors Fund
27
Victory Global Energy Transition Fund
29
Financial Statements
Statements of Assets and Liabilities
31
Statements of Operations
33
Statements of Changes in Net Assets
35
Financial Highlights
40
Notes to Financial Statements 61
Report of Independent Registered Public Accounting Firm 72
Supplemental Information (Unaudited)
Trustee and Officer Information
73
Proxy Voting and Portfolio Holdings Information
75
Expense Examples
75
Additional Federal Income Tax Information
77
Advisory Contract Approval
78
Privacy Policy
82

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 (800-235-8396 for
Member Class) or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory RS Partners Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
As the year drew to a close, financial markets celebrated, and investors cheered what may yet be known as the “immaculate disinflation.” After all the peculiarities of the pandemic and the subsequent monetary and fiscal stimuli, is the economy normalizing and are we really on track for that proverbial soft landing? That’s what we believe the financial market seemed to be suggesting during the fourth quarter.
The benchmark 10-year U.S. Treasury, which rose as high as 4.99% early in the fourth quarter, fell to as low as 3.79% toward the end of the year, as inflation continued to abate, the labor market showed signs of normalizing, and the consumer remained surprisingly resilient. Markets rallied sharply, led by sectors that had been most adversely impacted by higher interest rates and a weakening economic environment, such as financial services and real estate.
Earlier in the fourth quarter, however, the picture wasn’t quite so rosy. The quarter began with small-cap stocks, as defined by the Russell 2000
®
Index, declining 6.82% in the month of October. Large-cap stocks, as measured by the Russell 1000
®
Index, also fell for the third consecutive month, declining 2.42% in October. While corporate earnings and economic growth continued to surpass expectations, concerns over rising interest rates overwhelmed fundamentals and weighed heavily on the market. Fortunately, as the quarter progressed, equity markets flipped, and there was a significant move higher across most styles beginning in late October. The rally was triggered by growing optimism that inflation was being contained, thus giving the U.S.
Federal Reserve the freedom to end its aggressive interest rate hikes. Yields on 2-year and 10-year Treasurys fell 88 and 120 basis points, respectively, intra-quarter. (A basis point is 1/100 th of a percentage point.)
In terms of the overall numbers for our area of focus—domestic value-oriented strategies—the Russell 3000
®
Value Index
returned 9.83% during the fourth quarter, bringing the full year return to 11.66%. In terms of market capitalizations, small-cap value stocks, as represented by the Russell 2000
®
Value Index (the “Index”), returned 15.26% for the quarter. The Russell Midcap
®
Value Index returned 12.11% for the fourth quarter, while large-cap stocks, as represented by the Russell 1000
®
Value Index
returned 9.50% during the quarter.
Indeed, let’s celebrate the good news and recent rally. Yet we should also acknowledge that after an extended period of exceedingly low interest rates, fiscal tailwinds, and easy access to cheap capital, we are firmly in a new regime. This reality has been difficult for the market to digest, and we’ve seen that manifest in periods of volatility and uncertainty. Naturally, this often causes prices to dislocate from fundamentals, thus creating an environment that we believe should benefit active managers.
How did Victory RS Partners Fund (the “Fund”) perform during the reporting period?
The Fund returned 15.66% (Class A at net asset value) for the 12-month period ended December 31, 2023, outperforming the
Index, which returned 14.65% for the reporting period.
What strategies did you employ during the reporting period?
The Fund outperformed the Index primarily through stock selection in the financials and energy sectors. Our focus on businesses that have the potential for long-term value creation while limiting our downside paid off during 2023. For the year, the stocks that provided positive contribution tended to be undergoing a unique structural change, but also holding a competitive advantage.
Within the financials sector, Primerica Inc. and First Bancorp were significant positive contributors to performance. The energy sector provided other names that benefitted the portfolio. Gulfport Energy Corp. and Plains GP Holdings LP, Class A led
performance. Where we struggled was in the technology sector. Verint Systems, Inc. saw its share price fall over an elongated sales cycle, and challenges were exacerbated by the uncertainty surrounding the impact of artificial intelligence technology on its overall business. Additionally, our underexposure to more cyclical semiconductor and related businesses negatively impacted performance. Nevertheless, we managed to outperform the Index in 2023, and we remain confident that our investment philosophy and vetted process, will help us deliver longer-term investment results that will benefit our investors over time.
Moreover, we continue to believe that the current environment is creating many potential pockets of opportunities for astute, long-term investors. Our experience has taught us that patience, sticking to a process, and maintaining valuation discipline are key advantages for active managers, particularly in volatile markets. Our team continues to seek and identify companies that share two vital traits: a trend of improving their return on invested capital, and stock prices trading at what we perceive as a deep discount to intrinsic value. We believe that allocating to these types of companies is a means to generate attractive risk-adjusted returns over longer time periods, and this continues to be a primary focus for us.

6
Victory RS Partners Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Partners Fund — Growth of $10,000
1
The unmanaged Russell 2000
®
Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell
2000
®
Index with lower price-to-book ratios and lower forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class R Class R6 Class Y Member Class
INCEPTION DATE 7/12/95 10/13/06 6/1/23 5/1/07 11/2/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell 2000
®
Value Index
1
One Year 15.66% 8.99% 15.19% N/A 16.07% 15.90% 14.65%
Five Year 13.44% 12.10% 13.03% N/A 13.82% N/A 10.00%
Ten Year 7.22% 6.59% 6.83% N/A 7.58% N/A 6.76%
Since Inception N/A N/A N/A 16.00% N/A 20.50% N/A

7
Victory RS Value Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
As the year drew to a close, financial markets celebrated, and investors cheered what may yet be known as the “immaculate disinflation.” After all the peculiarities of the pandemic and the subsequent monetary and fiscal stimuli, is the economy normalizing and are we really on track for that proverbial soft landing? That’s what we believe the financial market seemed to be suggesting during the fourth quarter.
The benchmark 10-year U.S. Treasury, which rose as high as 4.99% early in the fourth quarter, fell to as low as 3.79% toward the end of the year, as inflation continued to abate, the labor market showed signs of normalizing, and the consumer remained surprisingly resilient. Markets rallied sharply, led by sectors that had been most adversely impacted by higher interest rates and a weakening economic environment, such as financial services and real estate.
Earlier in the fourth quarter, however, the picture wasn’t quite so rosy. The quarter began with small-cap stocks, as defined by the Russell 2000
®
Index, declining 6.82% in the month of October. Large-cap stocks, as measured by the Russell 1000
®
Index, also fell for the third consecutive month, declining 2.42% in October. While corporate earnings and economic growth continued to surpass expectations, concerns over rising interest rates overwhelmed fundamentals and weighed heavily on the market. Fortunately, as the quarter progressed, equity markets flipped, and there was a significant move higher across most styles beginning in late October. The rally was triggered by growing optimism that inflation was being contained, thus giving the U.S.
Federal Reserve the freedom to end its aggressive interest rate hikes. Yields on 2-year and 10-year Treasurys fell 88 and 120 basis points, respectively, intra-quarter. (A basis point is 1/100 th of a percentage point.)
In terms of the overall numbers for our area of focus—domestic value-oriented strategies—the Russell 3000
®
Value Index
returned 9.83% during the fourth quarter, bringing the full year return to 11.66%. In terms of market capitalizations, small-cap value stocks, as represented by the Russell 2000
®
Value Index returned 15.26% for the quarter. The Russell Midcap
®
Value Index
(the “Index”) returned 12.11% for the fourth quarter, while large-cap stocks, as represented by the Russell 1000
®
Value Index
returned 9.50% during the quarter.
Indeed, let’s celebrate the good news and recent rally. Yet we should also acknowledge that after an extended period of exceedingly low interest rates, fiscal tailwinds, and easy access to cheap capital, we are firmly in a new regime. This reality has been difficult for the market to digest, and we’ve seen that manifest in periods of volatility and uncertainty. Naturally, this often causes prices to dislocate from fundamentals, thus creating an environment that we believe should benefit active managers.
How did Victory RS Value Fund (the “Fund”) perform during the reporting period?
The Fund returned 7.52% (Class A at net asset value) for the 12-month period year ended December 31, 2023, underperforming the Index, which returned 12.71% for the reporting period.
What strategies did you employ during the reporting period?
The Fund’s underperformance in 2023 was the result of our holdings in the technology and consumer discretionary sectors. In the technology sector, Verint Systems, Inc. saw its share price fall over an elongated sales cycle, and the challenges were exacerbated by the uncertainty surrounding the impact of artificial intelligence technology on its overall business. Additionally, under-
exposure to more cyclical semiconductor and related businesses negatively impacted performance. In consumer discretionary, stiff competition and an inability to meet earnings expectations led to underperformance at The Wendy’s Co. In contrast, the Fund benefitted from strong performance in the financials and utilities sectors, as both Fairfax Financial Holdings Ltd. and Vistra Corp.
continued to show improving returns and strong free cash flow generation. At the end of the day, performance was disappointing in 2023, but we remain confident that our investment philosophy and vetted process will help us deliver longer-term investment results that will benefit our investors over time.
Moreover, we continue to believe that the current environment is creating many potential pockets of opportunities for astute, long-term investors. Our experience has taught us that patience, sticking to a process, and maintaining valuation discipline are key advantages for active managers, particularly in volatile markets. Our team continues to seek and identify companies that share two vital traits: a trend of improving their return on invested capital, and stock prices trading at what we perceive as a deep discount to intrinsic value. We believe that allocating to these types of companies is a means to generate attractive risk-adjusted returns over longer time periods, and this continues to be a primary focus for us.

8
Victory RS Value Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Value Fund — Growth of $10,000
1
The unmanaged Russell Midcap
®
Value Index is a market-capitalization-weighted index that measures the performance of Russell Midcap
®
Index
companies with relatively lower price-to-book ratios and lower forecasted growth. This Index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y
INCEPTION DATE 6/30/93 5/1/07 12/4/06 5/1/07
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Russell Midcap
®
Value Index
1
One Year 7.52% 1.33% 6.76% 5.76% 7.14% 7.75% 12.71%
Five Year 11.19% 9.88% 10.33% 10.33% 10.76% 11.45% 11.16%
Ten Year 7.54% 6.90% 6.87% 6.87% 7.11% 7.78% 8.26%

9
Victory RS Large Cap Alpha Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
As the year drew to a close, financial markets celebrated, and investors cheered what may yet be known as the “immaculate disinflation.” After all the peculiarities of the pandemic and the subsequent monetary and fiscal stimuli, is the economy normalizing and are we really on track for that proverbial soft landing? That’s what we believe the financial market seemed to be suggesting during the fourth quarter.
The benchmark 10-year U.S. Treasury, which rose as high as 4.99% early in the fourth quarter, fell to as low as 3.79% toward the end of the year, as inflation continued to abate, the labor market showed signs of normalizing, and the consumer remained surprisingly resilient. Markets rallied sharply, led by sectors that had been most adversely impacted by higher interest rates and a weakening economic environment, such as financial services and real estate.
Earlier in the fourth quarter, however, the picture wasn’t quite so rosy. The quarter began with small-cap stocks, as defined by the Russell 2000
®
Index, declining 6.82% in the month of October. Large-cap stocks, as measured by the Russell 1000
®
Index, also fell for the third consecutive month, declining 2.42% in October. While corporate earnings and economic growth continued to surpass expectations, concerns over rising interest rates overwhelmed fundamentals and weighed heavily on the market. Fortunately, as the quarter progressed, equity markets flipped, and there was a significant move higher across most styles beginning in late October. The rally was triggered by growing optimism that inflation was being contained, thus giving the U.S.
Federal Reserve the freedom to end its aggressive interest rate hikes. Yields on 2-year and 10-year Treasurys fell 88 and 120 basis points, respectively, intra-quarter. (A basis point is 1/100 th
of a percentage point.)
In terms of the overall numbers for our area of focus—domestic value-oriented strategies—the Russell 3000
®
Value Index
returned 9.83% during the fourth quarter, bringing the full year return to 11.66%. In terms of market capitalizations, small-cap value stocks, as represented by the Russell 2000
®
Value Index returned 15.26% for the quarter. The Russell Midcap
®
Value Index
returned 12.11% for the fourth quarter, while large-cap stocks, as represented by the Russell 1000
®
Value Index (the “Index”)
returned 9.50% during the quarter.
Indeed, let’s celebrate the good news and recent rally. Yet we should also acknowledge that after an extended period of exceedingly low interest rates, fiscal tailwinds, and easy access to cheap capital, we are firmly in a new regime. This reality has been difficult for the market to digest, and we’ve seen that manifest in periods of volatility and uncertainty. Naturally, this often causes prices to dislocate from fundamentals, thus creating an environment that we believe should benefit active managers.
How did Victory RS Large Cap Alpha Fund (the “Fund”) perform during the reporting period?
The Fund returned 13.25% (Class A at net asset value) for the 12-month period ended December 31, 2023, outperforming the
Index, which returned 11.46% for the reporting period.
What strategies did you employ during the reporting period?
The Fund outperformed the Index primarily through stock selection in the financials and utilities sectors. Our focus on businesses that have the potential for long-term value creation while limiting our downside paid off during 2023. For the year, the stocks that provided positive contribution tended to be undergoing a unique structural change, but also holding a competitive advantage.
Within the financials sector, Fairfax Financial Holdings Ltd. and Cboe Global Markets Inc. were significant positive contributors to performance. The utilities sector provided other names that benefitted the portfolio. Specifically, Vistra Corp. was a positive contributor as a result of improving cash flows. Where we struggled was in the communication services and energy sectors.
Despite solid stock selection, our underweight to this sector negatively impacted performance. Within energy, falling oil and gas prices negatively impacted cashflows and performance of several of our holdings. At the end of the day, however, we managed to outperform the Index in 2023, and we remain confident that our investment philosophy and vetted process will enable us to deliver longer-term investment results that will benefit our investors over time.
Moreover, we continue to believe that the current environment is creating many potential pockets of opportunities for astute, long-term investors. Our experience has taught us that patience, sticking to a process, and maintaining valuation discipline are key advantages for active managers, particularly in volatile markets. Our team continues to seek and identify companies that share two vital traits: a trend of improving their return on invested capital, and stock prices trading at what we perceive as a deep discount to intrinsic value. We believe that allocating to these types of companies is a means to generate attractive risk-adjusted returns over longer time periods, and this continues to be a primary focus for us.

10
Victory RS Large Cap Alpha Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Large Cap Alpha Fund — Growth of $10,000
1
The unmanaged Russell 1000
®
Value Index is a market-capitalization-weighted index that measures the performance of Russell 1000
®
Index companies
with lower price-to-book ratios and lower forecasted growth rates. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged S&P 500
®
Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S.
companies. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y
INCEPTION DATE 6/1/72 8/7/00 5/15/01 5/1/07
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Russell 1000
®
Value Index
1
S&P 500
®
Index
2
One Year 13.25% 6.75% 12.37% 11.37% 12.85% 13.51% 11.46% 26.29%
Five Year 11.44% 10.13% 10.56% 10.56% 11.03% 11.68% 10.91% 15.69%
Ten Year 8.30% 7.67% 7.61% 7.61% 7.91% 8.53% 8.40% 12.03%

11
Victory RS Investors Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
As the year drew to a close, financial markets celebrated, and investors cheered what may yet be known as the “immaculate disinflation.” After all the peculiarities of the pandemic and the subsequent monetary and fiscal stimuli, is the economy normalizing and are we really on track for that proverbial soft landing? That’s what we believe the financial market seemed to be suggesting during the fourth quarter.
The benchmark 10-year U.S. Treasury, which rose as high as 4.99% early in the fourth quarter, fell to as low as 3.79% toward the end of the year, as inflation continued to abate, the labor market showed signs of normalizing, and the consumer remained surprisingly resilient. Markets rallied sharply, led by sectors that had been most adversely impacted by higher interest rates and a weakening economic environment, such as financial services and real estate.
Earlier in the fourth quarter, however, the picture wasn’t quite so rosy. The quarter began with small-cap stocks, as defined by the Russell 2000
®
Index, declining 6.82% in the month of October. Large-cap stocks, as measured by the Russell 1000
®
Index, also fell for the third consecutive month, declining 2.42% in October. While corporate earnings and economic growth continued to surpass expectations, concerns over rising interest rates overwhelmed fundamentals and weighed heavily on the market. Fortunately, as the quarter progressed, equity markets flipped, and there was a significant move higher across most styles beginning in late October. The rally was triggered by growing optimism that inflation was being contained, thus giving the U.S.
Federal Reserve the freedom to end its aggressive interest rate hikes. Yields on 2-year and 10-year Treasurys fell 88 and 120 basis points, respectively, intra-quarter. (A basis point is 1/100th of a percentage point.)
In terms of the overall numbers for our area of focus—domestic value-oriented strategies—the Russell 3000
®
Value Index (the
“Index”) returned 9.83% during the fourth quarter, bringing the full year return to 11.66%. In terms of market capitalizations, small-cap value stocks, as represented by the Russell 2000
®
Value Index returned 15.26% for the quarter. The Russell Midcap
®
Value Index returned 12.11% for the fourth quarter, while large-cap stocks, as represented by the Russell 1000
®
Value Index
returned 9.50% during the quarter.
Indeed, let’s celebrate the good news and recent rally. Yet we should also acknowledge that after an extended period of exceedingly low interest rates, fiscal tailwinds, and easy access to cheap capital, we are firmly in a new regime. This reality has been difficult for the market to digest, and we’ve seen that manifest in periods of volatility and uncertainty. Naturally, this often causes prices to dislocate from fundamentals, thus creating an environment that we believe should benefit active managers.
How did Victory RS Investors Fund (the “Fund”) perform during the reporting period?
The Fund returned 13.17% (Class A at net asset value) for the 12-month period ended December 31, 2023, outperforming the
Index, which returned 11.66% for the reporting period.
What strategies did you employ during the reporting period?
The Fund outperformed the Index primarily through stock selection in the financials and utilities sectors. Our focus on businesses that have the potential for long-term value creation while limiting our downside paid off during 2023. For the year, the stocks that provided positive contribution tended to be undergoing a unique structural change, but also holding a competitive advantage.
Within the financials sector, Fairfax Financial Holdings Ltd. and Cboe Global Markets Inc. were significant positive contributors to performance. The utilities sector provided other names that benefitted the portfolio. Specifically, Vistra Corp. was a positive contributor as a result of improving cash flows. Where we struggled was in the technology sector. Verint Systems, Inc. saw its share price fall over an elongated sales cycle, and the challenges were exacerbated by the uncertainty surrounding the impact of artificial intelligence technology on its overall business. Additionally, under exposure to more cyclical semiconductor and related businesses negatively impacted performance. At the end of the day, we managed to outperform the Index in 2023, and we remain confident that our investment philosophy and process will help us deliver longer-term investment results that will benefit our investors over time.
Moreover, we continue to believe that the current environment is creating many potential pockets of opportunities for astute, long-term investors. Our experience has taught us that patience, sticking to a process, and maintaining valuation discipline are key advantages for active managers, particularly in volatile markets. Our team continues to seek and identify companies that share two vital traits: a trend of improving their return on invested capital, and stock prices trading at what we perceive as a deep discount to intrinsic value. We believe that allocating to these types of companies is a means to generate attractive risk-adjusted returns over longer time periods, and this continues to be a primary focus for us.

12
Victory RS Investors Fund
Investment Overview
(Unaudited)
`
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Investors Fund — Growth of $10,000
1
The unmanaged Russell 3000
®
Value Index is a market-capitalization-weighted index that measures the performance of those companies in the Russell
3000
®
index with lower price-to-book ratios and lower forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y
INCEPTION DATE 11/15/05 7/24/07 1/3/07 5/1/07
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Russell 3000
®
Value Index
1
One Year 13.17% 6.66% 12.38% 11.38% 12.45% 13.52% 11.66%
Five Year 11.91% 10.59% 11.09% 11.09% 11.21% 12.22% 10.84%
Ten Year 7.36% 6.73% 6.73% 6.73% 6.73% 7.67% 8.28%

13
Victory Global Energy Transistion Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Inflation fell after spiking in 2022, leading the U.S. Federal Reserve to signal an end to rate hikes with potential cuts in 2024.
Broad equity markets rallied, led by tech. Commodity prices declined with the S&P GSCI
®
price index falling 12.2%. Lithium
and Nickel, which saw some of the highest gains in 2022, fell
80.4% and 45.0% respectively, a reminder of the cyclical and volatile nature of commodity prices.
How did Victory Global Energy Transition Fund (the “Fund”) perform during the reporting period?
The Fund returned -8.68% (Class A at net asset value) for the 12-month period ended December 31, 2023, underperforming the
MSCI World Commodity Producers Index, which returned 1.61% for the reporting period.
What strategies did you employ during the reporting period?
We stuck to our longstanding process during the reporting period. We seek to identify companies that, over a market cycle for commodity prices, have the potential to compound net asset value (“NAV”) and as a result, generate excess returns relative to simply owning the commodity itself. Our focus is on industries that will be required for the Energy Transition, which we define as the global effort to simultaneously decarbonize energy systems and expand access to affordable, sustainable energy services around the world. We seek exposure to “advantaged producers” of those natural resources who are favorably positioned on the supply cost curve and can generate an intrinsic rate of return in excess of the underlying commodity. We asses our investment universe at the asset level based on proved reserves and conservative commodity price assumptions. We seek to own securities trading at a discount to our assessment of current NAV. We view this process and the intrinsic return generated by structurally advantaged producers as the primary driver of returns for our portfolio. While we believe decarbonization efforts are adding inflationary pressures to many supply-constrained commodities, we do not attempt to forecast commodity price or demand increases and view these catalysts as additional upside potential for the investors in our strategy. We believe our longstanding process allows us to look past the inherent price swings in commodity markets and provides a framework for adjusting exposures when advantaged producer equites are trading at a discount or premium to our assessment of net asset value. The last half of 2023 provided a fertile ground for value investing, and we believe the Fund is well positioned and trading at a steep discount to NAV.

14
Victory Global Energy Transition Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Global Energy Transition Fund — Growth of $10,000
fun
1
The unmanaged MSCI World Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI World, the parent index, which covers large- and mid-cap securities across developed markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged S&P North American Natural Resources Sector Index is a modified cap-weighted index designed as a benchmark for U.S.-traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operations or timber tracts, forestry services, producers of pulp and paper, and owners of plantations. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
3
The unmanaged S&P 500
®
Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S.
companies. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y
INCEPTION DATE 11/15/95 5/1/07 12/4/06 5/1/07
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
MSCI World
Commodity
Producers Index
1
S&P North
American Natural
Resources Sector
Index
2
S&P 500
®
Index
3
One Year -8.68% -13.93% -9.42% -10.32% -9.03% -8.37% 1.61% 3.66% 26.29%
Five Year 16.76% 15.39% 15.82% 15.82% 16.31% 17.14% 10.89% 13.13% 15.69%
Ten Year -1.41% -1.99% -2.03% -2.03% -1.77% -1.08% 3.26% 2.85% 12.03%

15
Victory Portfolios
Victory RS Partners Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Northern Oil and Gas, Inc.
2.6%
Nomad Foods Ltd.
2.5%
White Mountains Insurance Group Ltd.
2.4%
Globe Life, Inc.
2.4%
Howard Hughes Holdings, Inc.
2.4%
Granite Construction, Inc.
2.4%
U.S. Foods Holding Corp.
2.3%
Fidelis Insurance Holdings Ltd.
2.3%
First Bancorp
2.3%
Plains GP Holdings LP, Class A
2.2%
Financials
26.9%
Industrials
15.3%
Health Care
9.1%
Energy
8.9%
Materials
7.2%
Consumer Discretionary
7.1%
Real Estate
6.8%
Information Technology
6.5%
Consumer Staples
4.8%
Utilities
2.9%

16
Victory Portfolios
Victory RS Value Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Vistra Corp.
3.1%
The Progressive Corp.
3.0%
Fairfax Financial Holdings Ltd.
2.7%
Nomad Foods Ltd.
2.5%
TKO Group Holdings, Inc.
2.5%
Leidos Holdings, Inc.
2.5%
U.S. Foods Holding Corp.
2.5%
Globe Life, Inc.
2.4%
Keurig Dr Pepper, Inc.
2.4%
Sealed Air Corp.
2.3%
Industrials
19.3%
Financials
17.0%
Real Estate
9.1%
Health Care
8.6%
Information Technology
7.8%
Utilities
7.6%
Consumer Staples
7.3%
Materials
6.8%
Consumer Discretionary
5.9%
Energy
5.2%

17
Victory Portfolios
Victory RS Large Cap Alpha Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Fairfax Financial Holdings Ltd.
4.2%
The Progressive Corp.
3.8%
Alphabet, Inc., Class A
3.4%
Vistra Corp.
3.3%
Keurig Dr Pepper, Inc.
3.1%
The Goldman Sachs Group, Inc.
3.0%
Merck & Co., Inc.
2.7%
Leidos Holdings, Inc.
2.6%
JPMorgan Chase & Co.
2.5%
The Cigna Group
2.5%
Financials
21.9%
Health Care
16.4%
Industrials
14.1%
Information Technology
7.7%
Energy
7.6%
Consumer Staples
7.6%
Utilities
6.1%
Communication Services
5.4%
Materials
3.5%
Consumer Discretionary
3.5%

18
Victory Portfolios
Victory RS Investors Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The Progressive Corp.
5.4%
Fairfax Financial Holdings Ltd.
4.8%
White Mountains Insurance Group Ltd.
4.8%
Vistra Corp.
4.5%
Keurig Dr Pepper, Inc.
4.0%
Alphabet, Inc., Class A
4.0%
Nomad Foods Ltd.
3.9%
TKO Group Holdings, Inc.
3.7%
Plains GP Holdings LP, Class A
3.5%
Verint Systems, Inc.
3.4%
Financials
19.9%
Health Care
14.3%
Industrials
11.4%
Consumer Staples
10.9%
Energy
9.0%
Communication Services
7.6%
Materials
6.2%
Real Estate
5.8%
Utilities
4.5%
Information Technology
3.4%

19
Victory Portfolios
Victory Global Energy Transition Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
First Quantum Minerals Ltd.
9.9%
Ivanhoe Electric, Inc.
9.6%
Whitecap Resources, Inc.
8.0%
Enterprise Products Partners LP
6.3%
Metals Acquisition Ltd., Class A
6.0%
Range Resources Corp.
4.8%
Antero Resources Corp.
4.7%
Linde PLC
4.7%
Iluka Resources Ltd.
4.6%
Newmont Corp.
4.6%
Materials
50.0%
Energy
36.8%
Industrials
5.8%

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Partners Fund
20
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.8%)
Banks (14.4%):
Ameris Bancorp ........................................................ 166,920 $ 8,855,106
First Bancorp .......................................................... 607,700 9,996,665
Old National Bancorp .................................................... 564,450 9,533,560
Pinnacle Financial Partners, Inc. ............................................ 102,060 8,901,673
Prosperity Bancshares, Inc. ................................................ 134,990 9,142,873
SouthState Corp. ....................................................... 108,270 9,143,402
The Bank of NT Butterfield & Son Ltd. ....................................... 60,140 1,925,081
UMB Financial Corp. .................................................... 71,194 5,948,259
63,446,619
Capital Markets (1.6%):
PJT Partners, Inc. , Class A ................................................ 69,880 7,118,676
Communication Services (1.5%):
Madison Square Garden Sports Corp. (a) ....................................... 36,600 6,654,978
Consumer Discretionary (7.1%):
Brunswick Corp. ....................................................... 34,680 3,355,290
Garrett Motion, Inc. (a) ................................................... 485,150 4,691,400
Light & Wonder, Inc. (a) .................................................. 34,900 2,865,639
Modine Manufacturing Co. (a) .............................................. 73,880 4,410,636
Taylor Morrison Home Corp. (a) ............................................ 97,200 5,185,620
The Wendy's Co. ....................................................... 247,610 4,823,443
Under Armour, Inc. , Class C (a) ............................................. 731,480 6,107,858
31,439,886
Consumer Staples (4.8%):
Nomad Foods Ltd. (a) .................................................... 644,720 10,928,004
U.S. Foods Holding Corp. (a) ............................................... 227,290 10,321,239
21,249,243
Energy (8.9%):
California Resources Corp. ................................................ 111,300 6,085,884
Gulfport Energy Corp. (a) ................................................. 50,650 6,746,580
Liberty Energy, Inc. ..................................................... 296,660 5,381,412
Northern Oil and Gas, Inc. ................................................ 307,400 11,395,318
Plains GP Holdings LP , Class A ............................................. 616,310 9,830,145
39,439,339
Health Care (9.1%):
Bausch + Lomb Corp. (a) (b) ............................................... 234,420 3,999,205
Encompass Health Corp. .................................................. 138,310 9,228,043
Fortrea Holdings, Inc. (a) .................................................. 251,830 8,788,867
Integer Holdings Corp. (a) ................................................. 88,960 8,814,157
The Ensign Group, Inc. ................................................... 81,660 9,163,069
39,993,341
Industrials (15.3%):
Applied Industrial Technologies, Inc. ......................................... 18,520 3,198,219
ArcBest Corp. ......................................................... 46,310 5,566,925
Atkore, Inc. (a) ......................................................... 14,770 2,363,200
Finning International, Inc. ................................................. 137,130 3,966,202
Fluor Corp. (a) ......................................................... 215,400 8,437,218
Gates Industrial Corp. PLC (a) .............................................. 410,940 5,514,815
Granite Construction, Inc. ................................................. 204,260 10,388,664
Hayward Holdings, Inc. (a) ................................................ 332,880 4,527,168
ICF International, Inc. ................................................... 30,560 4,097,790
Janus International Group, Inc. (a) ........................................... 156,930 2,047,937
Mueller Water Products, Inc. , Class A ........................................ 337,000 4,852,800
The Timken Co. ........................................................ 56,080 4,494,812
Titan Machinery, Inc. (a) .................................................. 143,000 4,129,840

Victory Portfolios
Victory RS Partners Fund
21
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Werner Enterprises, Inc. .................................................. 97,150 $ 4,116,245
67,701,835
Information Technology (6.3%):
ACI Worldwide, Inc. (a) .................................................. 147,210 4,504,626
Belden, Inc. ........................................................... 56,800 4,387,800
CommVault Systems, Inc. (a) ............................................... 77,600 6,196,360
Crane NXT Co. ........................................................ 58,270 3,313,815
Verint Systems, Inc. (a) ................................................... 342,910 9,268,857
27,671,458
Insurance (10.9%):
Fidelis Insurance Holdings Ltd. (a) ........................................... 813,870 10,311,733
Globe Life, Inc. ........................................................ 86,720 10,555,558
Kemper Corp. ......................................................... 169,200 8,234,964
Primerica, Inc. ......................................................... 40,153 8,261,881
White Mountains Insurance Group Ltd. ....................................... 7,100 10,685,571
48,049,707
Materials (7.2%):
Axalta Coating Systems Ltd. (a) ............................................. 149,670 5,084,290
Constellium SE (a) ...................................................... 350,040 6,986,798
Ecovyst, Inc. (a) ........................................................ 621,540 6,072,446
Graphic Packaging Holding Co. ............................................ 326,350 8,044,528
Olin Corp. ............................................................ 105,490 5,691,185
31,879,247
Real Estate (6.8%):
COPT Defense Properties ................................................. 293,610 7,525,224
Equity Commonwealth ................................................... 213,140 4,092,288
Four Corners Property Trust, Inc. ............................................ 304,000 7,691,200
Howard Hughes Holdings, Inc. (a) ........................................... 122,930 10,516,662
29,825,374
Utilities (2.9%):
ALLETE, Inc. ......................................................... 70,380 4,304,441
Black Hills Corp. ....................................................... 90,495 4,882,205
ONE Gas, Inc. ......................................................... 56,450 3,596,994
12,783,640
Total Common Stocks (Cost $340,640,105) 427,253,343
Preferred Stocks (0.2%)
Information Technology (0.2%):
WellDoc, Inc. (a) (c) ...................................................... 1,587,483 587,369
Total Preferred Stocks (Cost $1,942,921) 587,369
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (d) ........ 246,770 246,770
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (d) ............ 246,770 246,770
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (d) ............... 246,770 246,770
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (d) . 246,770 246,770
Total Collateral for Securities Loaned (Cost $987,080) 987,080
Total Investments (Cost $343,570,106) — 97.2% 428,827,792
Other assets in excess of liabilities — 2.8% 12,408,336
NET ASSETS - 100.00% $ 441,236,128
At December 31, 2023, the Fund's investments in foreign securities were 12.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.

Victory Portfolios
Victory RS Partners Fund
22
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of December 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on December 31, 2023.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Value Fund
23
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.7%)
Communication Services (3.1%):
Endeavor Group Holdings, Inc. , Class A ....................................... 76,430 $ 1,813,684
TKO Group Holdings, Inc. ................................................ 83,310 6,796,430
8,610,114
Consumer Discretionary (5.9%):
LKQ Corp. ........................................................... 121,040 5,784,502
Mattel, Inc. (a) ......................................................... 202,630 3,825,654
PVH Corp. ........................................................... 22,500 2,747,700
The Wendy's Co. ....................................................... 99,230 1,933,000
Toll Brothers, Inc. ...................................................... 18,340 1,885,169
16,176,025
Consumer Staples (7.3%):
Keurig Dr Pepper, Inc. ................................................... 197,855 6,592,529
Nomad Foods Ltd. (a) .................................................... 404,710 6,859,834
U.S. Foods Holding Corp. (a) ............................................... 148,430 6,740,206
20,192,569
Energy (5.2%):
Baker Hughes Co. ...................................................... 97,260 3,324,347
Chesapeake Energy Corp. ................................................. 35,830 2,756,760
Marathon Oil Corp. ..................................................... 214,130 5,173,381
The Williams Cos., Inc. .................................................. 85,780 2,987,717
14,242,205
Financials (17.0%):
Cboe Global Markets, Inc. ................................................ 22,940 4,096,167
Everest Group Ltd. ...................................................... 10,290 3,638,338
Fairfax Financial Holdings Ltd. ............................................. 7,930 7,317,159
Fiserv, Inc. (a) .......................................................... 35,380 4,699,879
Globe Life, Inc. ........................................................ 55,240 6,723,813
Prosperity Bancshares, Inc. ................................................ 69,740 4,723,490
The Progressive Corp. ................................................... 51,250 8,163,100
White Mountains Insurance Group Ltd. ....................................... 3,610 5,433,086
Wintrust Financial Corp. .................................................. 20,910 1,939,403
46,734,435
Health Care (8.6%):
Bausch + Lomb Corp. (a) (b) ............................................... 142,800 2,436,168
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 9,390 3,031,937
Encompass Health Corp. .................................................. 81,810 5,458,363
Henry Schein, Inc. (a) .................................................... 52,250 3,955,848
Humana, Inc. .......................................................... 8,480 3,882,229
Zimmer Biomet Holdings, Inc. ............................................. 39,070 4,754,819
23,519,364
Industrials (19.3%):
AGCO Corp. .......................................................... 43,540 5,286,191
API Group Corp. (a) ..................................................... 111,560 3,859,976
Curtiss-Wright Corp. .................................................... 21,730 4,841,227
Fluor Corp. (a) ......................................................... 139,130 5,449,722
L3Harris Technologies, Inc. ............................................... 25,360 5,341,323
Leidos Holdings, Inc. .................................................... 62,320 6,745,517
Parker-Hannifin Corp. ................................................... 7,300 3,363,110
Regal Rexnord Corp. .................................................... 11,580 1,714,072
Sensata Technologies Holding PLC .......................................... 118,430 4,449,415
TFI International, Inc. .................................................... 46,560 6,331,229
The Timken Co. ........................................................ 45,850 3,674,877
WESCO International, Inc. ................................................ 11,470 1,994,404
53,051,063
Information Technology (7.8%):
Lam Research Corp. ..................................................... 3,650 2,858,899

Victory Portfolios
Victory RS Value Fund
24
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Littelfuse, Inc. ......................................................... 14,660 $ 3,922,430
Trimble, Inc. (a) ........................................................ 82,920 4,411,344
Verint Systems, Inc. (a) ................................................... 180,160 4,869,725
Zebra Technologies Corp. (a) ............................................... 19,910 5,442,000
21,504,398
Materials (6.8%):
Graphic Packaging Holding Co. ............................................ 208,700 5,144,455
Olin Corp. ............................................................ 67,850 3,660,507
Sealed Air Corp. ....................................................... 176,450 6,443,954
The Chemours Co. ...................................................... 107,970 3,405,374
18,654,290
Real Estate (9.1%):
Alexandria Real Estate Equities, Inc. ......................................... 36,430 4,618,231
CubeSmart ........................................................... 101,510 4,704,989
Equity Commonwealth ................................................... 214,730 4,122,816
Equity LifeStyle Properties, Inc. ............................................ 54,810 3,866,297
Invitation Homes, Inc. ................................................... 83,790 2,858,077
NNN REIT, Inc. ........................................................ 114,870 4,950,897
25,121,307
Utilities (7.6%):
CenterPoint Energy, Inc. .................................................. 96,930 2,769,290
FirstEnergy Corp. ....................................................... 157,060 5,757,819
The AES Corp. ........................................................ 199,820 3,846,535
Vistra Corp. ........................................................... 219,890 8,470,163
20,843,807
Total Common Stocks (Cost $223,029,661) 268,649,577
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 553,164 553,164
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 553,164 553,164
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 553,164 553,164
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 553,164 553,164
Total Collateral for Securities Loaned (Cost $2,212,656) 2,212,656
Total Investments (Cost $225,242,317) — 98.5% 270,862,233
Other assets in excess of liabilities — 1.5% 4,066,471
NET ASSETS - 100.00% $ 274,928,704
At December 31, 2023, the Fund's investments in foreign securities were 9.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Large Cap Alpha Fund
25
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.0%)
Communication Services (5.4%):
Alphabet, Inc. , Class A (a) ................................................. 116,470 $ 16,269,694
TKO Group Holdings, Inc. ................................................ 118,800 9,691,704
25,961,398
Consumer Discretionary (3.5%):
Amazon.com, Inc. (a) .................................................... 15,950 2,423,443
LKQ Corp. ........................................................... 191,040 9,129,802
Mattel, Inc. (a) ......................................................... 275,120 5,194,265
16,747,510
Consumer Staples (7.6%):
Keurig Dr Pepper, Inc. ................................................... 442,130 14,731,772
Mondelez International, Inc. , Class A ......................................... 149,880 10,855,808
U.S. Foods Holding Corp. (a) ............................................... 239,410 10,871,608
36,459,188
Energy (7.6%):
Chevron Corp. ......................................................... 48,200 7,189,512
Enterprise Products Partners LP ............................................. 350,040 9,223,554
Exxon Mobil Corp. ..................................................... 102,470 10,244,951
Marathon Oil Corp. ..................................................... 408,500 9,869,360
36,527,377
Financials (21.9%):
Brown & Brown, Inc. .................................................... 88,640 6,303,190
Cboe Global Markets, Inc. ................................................ 40,130 7,165,613
Citigroup, Inc. ......................................................... 187,920 9,666,605
Fairfax Financial Holdings Ltd. ............................................. 22,040 20,336,720
FleetCor Technologies, Inc. (a) .............................................. 30,650 8,661,997
JPMorgan Chase & Co. .................................................. 71,210 12,112,821
The Goldman Sachs Group, Inc. ............................................ 37,460 14,450,944
The PNC Financial Services Group, Inc. ...................................... 53,290 8,251,956
The Progressive Corp. ................................................... 114,150 18,181,812
105,131,658
Health Care (16.4%):
AbbVie, Inc. .......................................................... 65,610 10,167,582
GE HealthCare Technologies, Inc. ........................................... 69,810 5,397,709
Humana, Inc. .......................................................... 10,430 4,774,958
Johnson & Johnson ..................................................... 47,780 7,489,037
McKesson Corp. ....................................................... 14,040 6,500,239
Medtronic PLC ........................................................ 118,970 9,800,749
Merck & Co., Inc. ...................................................... 119,170 12,991,914
The Cigna Group ....................................................... 40,020 11,983,989
UnitedHealth Group, Inc. ................................................. 18,485 9,731,798
78,837,975
Industrials (14.1%):
Eaton Corp. PLC ....................................................... 19,960 4,806,767
FedEx Corp. .......................................................... 30,390 7,687,758
General Dynamics Corp. .................................................. 32,710 8,493,806
Johnson Controls International PLC .......................................... 110,030 6,342,129
Leidos Holdings, Inc. .................................................... 115,940 12,549,345
PACCAR, Inc. ......................................................... 61,795 6,034,282
Parker-Hannifin Corp. ................................................... 13,440 6,191,808
RTX Corp. ............................................................ 88,662 7,460,021
Sensata Technologies Holding PLC .......................................... 221,970 8,339,413
67,905,329
Information Technology (7.7%):
Amphenol Corp. , Class A ................................................. 85,310 8,456,780
Analog Devices, Inc. .................................................... 29,220 5,801,923
Applied Materials, Inc. ................................................... 53,560 8,680,469

Victory Portfolios
Victory RS Large Cap Alpha Fund
26
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Salesforce, Inc. (a) ...................................................... 24,780 $ 6,520,609
Zebra Technologies Corp. (a) ............................................... 27,350 7,475,576
36,935,357
Materials (3.5%):
PPG Industries, Inc. ..................................................... 53,950 8,068,223
Sealed Air Corp. ....................................................... 248,612 9,079,310
17,147,533
Real Estate (3.2%):
Equity LifeStyle Properties, Inc. ............................................ 114,510 8,077,536
Invitation Homes, Inc. ................................................... 210,620 7,184,248
15,261,784
Utilities (6.1%):
Constellation Energy Corp. ................................................ 38,603 4,512,305
Exelon Corp. .......................................................... 241,740 8,678,466
Vistra Corp. ........................................................... 414,460 15,964,999
29,155,770
Total Common Stocks (Cost $364,373,600) 466,070,879
Total Investments (Cost $364,373,600) — 97.0% 466,070,879
Other assets in excess of liabilities — 3.0% 14,170,932
NET ASSETS - 100.00% $ 480,241,811
At December 31, 2023, the Fund's investments in foreign securities were 6.3% of net assets.
(a) Non-income producing security.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Investors Fund
27
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.1%)
Communication Services (7.6%):
Alphabet, Inc. , Class A (a) ................................................. 10,590 $ 1,479,317
TKO Group Holdings, Inc. ................................................ 16,720 1,364,018
2,843,335
Consumer Discretionary (3.1%):
LKQ Corp. ........................................................... 23,750 1,135,013
Consumer Staples (10.9%):
Keurig Dr Pepper, Inc. ................................................... 44,730 1,490,404
Nomad Foods Ltd. (a) .................................................... 86,620 1,468,209
U.S. Foods Holding Corp. (a) ............................................... 24,490 1,112,091
4,070,704
Energy (9.0%):
Exxon Mobil Corp. ..................................................... 9,020 901,820
Northern Oil and Gas, Inc. ................................................ 30,750 1,139,902
Plains GP Holdings LP , Class A ............................................. 81,100 1,293,545
3,335,267
Financials (19.9%):
Brown & Brown, Inc. .................................................... 14,310 1,017,584
Fairfax Financial Holdings Ltd. ............................................. 1,950 1,799,301
The Goldman Sachs Group, Inc. ............................................ 2,060 794,686
The Progressive Corp. ................................................... 12,620 2,010,114
White Mountains Insurance Group Ltd. ....................................... 1,180 1,775,912
7,397,597
Health Care (14.3%):
Encompass Health Corp. .................................................. 18,680 1,246,330
Fortrea Holdings, Inc. (a) .................................................. 35,000 1,221,500
Humana, Inc. .......................................................... 1,940 888,151
Merck & Co., Inc. ...................................................... 9,230 1,006,255
Zimmer Biomet Holdings, Inc. ............................................. 7,800 949,260
5,311,496
Industrials (11.4%):
Fluor Corp. (a) ......................................................... 24,240 949,481
Granite Construction, Inc. ................................................. 22,090 1,123,497
Leidos Holdings, Inc. .................................................... 8,840 956,841
Sensata Technologies Holding PLC .......................................... 31,980 1,201,489
4,231,308
Information Technology (3.4%):
Verint Systems, Inc. (a) ................................................... 47,080 1,272,572
Materials (6.2%):
Graphic Packaging Holding Co. ............................................ 47,300 1,165,945
Olin Corp. ............................................................ 20,960 1,130,792
2,296,737
Real Estate (5.8%):
Equity Commonwealth ................................................... 59,660 1,145,472
Four Corners Property Trust, Inc. ............................................ 39,340 995,302
2,140,774
Utilities (4.5%):
Vistra Corp. ........................................................... 43,460 1,674,079
Total Common Stocks (Cost $28,839,202) 35,708,882
Total Investments (Cost $28,839,202) — 96.1% 35,708,882
Other assets in excess of liabilities — 3.9% 1,462,127
NET ASSETS - 100.00% $ 37,171,009

Victory Portfolios
Victory RS Investors Fund
28
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
At December 31, 2023, the Fund's investments in foreign securities were 8.8% of net assets.
(a) Non-income producing security.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Global Energy Transition Fund
29
See notes to financial statements.
Security Name
Acquisition Date
Cost
Metals Acquisition Ltd., Class A .................................
4/14/2023
$ –
Metals Acquisition Ltd., Class A (PIPE) ............................
10/12/2023
1,092,498
Security Description Shares Value
Common Stocks (92.6%)
Chemicals (6.7%):
Linde PLC ............................................................ 33,985 $ 13,957,979
Nutrien Ltd. ........................................................... 107,935 6,079,978
20,037,957
Industrials (5.8%):
Energy Vault Holdings, Inc.(a)(b) ........................................... 4,726,252 11,012,167
NuScale Power Corp.(a)(b) ................................................ 1,952,293 6,423,044
17,435,211
Metals & Mining (43.3%):
First Quantum Minerals Ltd. ............................................... 3,637,298 29,786,915
Iluka Resources Ltd. ..................................................... 3,063,570 13,775,608
Ivanhoe Electric, Inc.(a) .................................................. 960,821 9,685,076
Ivanhoe Electric, Inc.(a)(b) ................................................ 2,861,266 28,841,561
Metals Acquisition Ltd., Class A(a)(c) ........................................ 63,231 761,997
Metals Acquisition Ltd., Class A(a)(b) ........................................ 1,459,205 18,035,774
Metals Acquisition Ltd., Class A (PIPE)(a)(c)(d) ................................. 99,318 1,196,881
Newmont Corp. ........................................................ 330,490 13,678,981
Norsk Hydro ASA ...................................................... 1,789,103 12,049,967
Sunrise Energy Metals Ltd.(a)(b)(e) .......................................... 5,786,876 1,793,885
129,606,645
Oil, Gas & Consumable Fuels (36.8%):
Antero Resources Corp.(a) ................................................ 620,551 14,074,097
Cameco Corp. ......................................................... 315,739 13,614,740
Cheniere Energy, Inc. .................................................... 17,800 3,038,638
Enterprise Products Partners LP ............................................. 711,929 18,759,329
Peyto Exploration & Development Corp. ...................................... 1,039,648 9,447,779
Range Resources Corp. ................................................... 469,008 14,276,604
Tourmaline Oil Corp. .................................................... 287,515 12,931,556
Whitecap Resources, Inc. ................................................. 3,579,485 23,964,097
110,106,840
Total Common Stocks (Cost $260,527,970) 277,186,653
Collateral for Securities Loaned (4.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.25%(f) ........ 3,025,307 3,025,307
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(f) ............ 3,025,307 3,025,307
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(f) ................ 3,025,307 3,025,307
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(f) . 3,025,307 3,025,307
Total Collateral for Securities Loaned (Cost $12,101,228) 12,101,228
Total Investments (Cost $272,629,198) — 96.6% 289,287,881
Other assets in excess of liabilities — 3.4% 10,221,245
NET ASSETS - 100.00% $ 299,509,126
At December 31, 2023, the Fund's investments in foreign securities were 57.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) The following table details the earliest acquisition date and cost of the Fund's restricted securities at December 31, 2023.
(d) Restricted security that is not registered under the Securities Act of 1933.
(e) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(f) Rate disclosed is the daily yield on December 31, 2023.

Victory Portfolios
Victory Global Energy Transition Fund
30
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
LP
—
Limited Partnership
PIPE
—
Private Investment in Public Equity
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2023
31
See notes to financial statements.
Victory Portfolios
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Assets:
Investments, at value (Cost $343,570,106, $225,242,317 and $364,373,600) $ 428,827,792(a) $ 270,862,233(b) $ 466,070,879
Cash 12,798,693 7,416,756 14,236,987
Receivables:
Interest and dividends 546,228 245,003 704,089
Capital shares issued 550,415 24,040 191,696
Investments sold — 612,624 —
From Adviser 79,806 18,552 32,430
Prepaid expenses 41,815 13,845 17,547
Total Assets 442,844,749 279,193,053 481,253,628
Liabilities:
Payables:
Collateral received on loaned securities 987,080 2,212,656 —
Investments purchased — 568,828 271,412
Capital shares redeemed 158,724 1,180,647 399,034
Accrued expenses and other payables:
Investment advisory fees 302,050 196,893 201,192
Administration fees 19,526 12,359 21,520
Custodian fees 3,255 2,328 3,878
Transfer agent fees 5,036 4,995 29,600
Sub-Transfer agent fees 85,203 50,678 37,398
Compliance fees 324 210 363
Trustees' fees 153 142 156
12b-1 fees 6,466 5,870 15,981
Other accrued expenses 40,804 28,743 31,283
Total Liabilities 1,608,621 4,264,349 1,011,817
Commitments and contingencies (Note 5 )
Net Assets:
Capital 360,890,452 225,511,593 353,682,978
Total accumulated earnings/(loss) 80,345,676 49,417,111 126,558,833
Net Assets $ 441,236,128 $ 274,928,704 $ 480,241,811
Net Assets
Class A $ 183,203,442 $ 163,769,127 $ 449,496,565
Class C — 1,228,489 1,587,193
Class R 2,197,784 697,002 5,252,694
Class R6 2,243,638 — —
Class Y 248,103,419 109,234,086 23,905,359
Member Class 5,487,845 — —
Total $ 441,236,128 $ 274,928,704 $ 480,241,811
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 7,120,437 6,753,519 8,376,394
Class C — 61,196 37,449
Class R 100,391 31,203 98,732
Class R6 79,754 — —
Class Y 8,735,696 4,332,402 447,782
Member Class 212,773 — —
Total 16,249,051 11,178,320 8,960,357
Net asset value, offering and redemption price per share:
Class A $ 25.73 $ 24.25 $ 53.66
Class C(c) — 20.07 42.38
Class R 21.89 22.34 53.20
Class R6 28.13 — —
Class Y 28.40 25.21 53.39
Member Class 25.79 — —
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 27.30 $ 25.73 $ 56.93
(a) Includes $976,207 of securities on loan.
(b) Includes $2,188,286 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
December 31, 2023
32
See notes to financial statements.
Victory Portfolios
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Assets:
Affiliated investments, at value (Cost $— and $9,152,667) $ — $ 1,793,885(a)
Unaffiliated investments, at value (Cost $28,839,202 and $263,476,531) 35,708,882 287,493,996(b)
Foreign currency, at value (Cost $— and $49,259) — 49,259
Cash 1,622,432 12,381,856
Receivables:
Interest and dividends 52,164 735,560
Capital shares issued 2,555 423,280
Investments sold — 9,870,853
From Adviser 26,459 76,361
Prepaid expenses 12,564 18,483
Total Assets 37,425,056 312,843,533
Liabilities:
Payables:
Collateral received on loaned securities — 12,101,228
Investments purchased 121,892 599,140
Capital shares redeemed 75,270 226,295
Accrued expenses and other payables:
Investment advisory fees 30,951 268,755
Administration fees 1,652 14,042
Custodian fees 693 5,005
Transfer agent fees 1,191 4,925
Sub-Transfer agent fees 8,297 78,890
Compliance fees 28 254
Trustees' fees 127 138
12b-1 fees 798 2,421
Other accrued expenses 13,148 33,314
Total Liabilities 254,047 13,334,407
Commitments and contingencies (Note 5 )
Net Assets:
Capital 28,590,496 2,038,194,612
Total accumulated earnings/(loss) 8,580,513 (1,738,685,486)
Net Assets $ 37,171,009 $ 299,509,126
Net Assets
Class A $ 15,514,595 $ 62,032,847
Class C 1,474,175 1,354,991
Class R 921,523 1,360,371
Class Y 19,260,716 234,760,917
Total $ 37,171,009 $ 299,509,126
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,054,719 2,294,906
Class C 120,893 56,762
Class R 73,707 53,893
Class Y 1,259,902 8,305,980
Total 2,509,221 10,711,541
Net asset value, offering and redemption price per share:
Class A $ 14.71 $ 27.03
Class C(c) 12.19 23.87
Class R 12.50 25.24
Class Y 15.29 28.26
Maximum Sales Charge — Class A 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 15.61 $ 28.68
(a) Includes $251,056 of securities on loan.
(b) Includes $10,615,730 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2023
33
See notes to financial statements.
Victory Portfolios
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Investment Income:
Dividends $ 6,249,455 $ 4,291,114 $ 7,940,866
Interest 365,469 207,770 367,630
Securities lending (net of fees) 52,881 44,887 5,135
Foreign tax withholding (57,266) (34,492) (63,480)
Total Income 6,610,539 4,509,279 8,250,151
Expenses:
Investment advisory fees 3,599,936 2,395,512 2,332,121
Administration fees 222,001 155,939 258,134
Sub-Administration fees 17,000 17,000 13,500
12b-1 fees — Class A 439,571 416,878 1,092,385
12b-1 fees — Class C — 13,593 22,964
12b-1 fees — Class R 9,626 3,305 27,080
Custodian fees 20,351 14,923 23,218
Transfer agent fees — Class A 16,187 27,627 182,157
Transfer agent fees — Class C — 316 628
Transfer agent fees — Class R 1,097 699 1,066
Transfer agent fees — Class R6(a) 357 — —
Transfer agent fees — Class Y 1,428 1,915 664
Transfer agent fees — Member Class 10,225 — —
Sub-Transfer agent fees — Class A 211,265 175,002 172,619
Sub-Transfer agent fees — Class C — 1,240 406
Sub-Transfer agent fees — Class R 2,570 960 8,218
Sub-Transfer agent fees — Class Y 233,494 116,085 15,386
Trustees' fees 27,306 20,818 32,442
Compliance fees 3,624 2,598 4,266
Legal and audit fees 54,139 29,046 43,014
State registration and filing fees 110,846 59,779 60,694
Other expenses 81,655 50,103 42,206
Recoupment of prior expenses waived/reimbursed by Adviser 2,861 2,520 —
Total Expenses 5,065,539 3,505,858 4,333,168
Expenses waived/reimbursed by Adviser (349,690) (101,013) (189,056)
Net Expenses 4,715,849 3,404,845 4,144,112
Net Investment Income (Loss) 1,894,690 1,104,434 4,106,039
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 19,331,597 19,797,324 21,495,329
Net change in unrealized appreciation/depreciation on investment securities 37,331,993 (544,004) 32,497,987
Net realized/unrealized gains (losses) on investments 56,663,590 19,253,320 53,993,316
Change in net assets resulting from operations $ 58,558,280 $ 20,357,754 $ 58,099,355
(a) Victory RS Partners Fund Class R6 commenced operations on June 2, 2023.

Statements of Operations
For the Year Ended December 31, 2023
34
See notes to financial statements.
Victory Portfolios
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Investment Income:
Dividends $ 509,193 $ 9,983,202
Interest 47,666 1,550,531
Securities lending (net of fees) 9,270 561,655
Foreign tax withholding (5,430) (1,066,320)
Total Income 560,699 11,029,068
Expenses:
Investment advisory fees 416,071 3,922,242
Administration fees 23,017 216,963
Sub-Administration fees 13,500 14,625
12b-1 fees — Class A 38,470 209,151
12b-1 fees — Class C 9,994 21,281
12b-1 fees — Class R 4,231 8,700
Custodian fees 4,288 27,516
Transfer agent fees — Class A 5,530 22,043
Transfer agent fees — Class C 332 519
Transfer agent fees — Class R 292 690
Transfer agent fees — Class Y 668 4,601
Sub-Transfer agent fees — Class A 11,132 112,501
Sub-Transfer agent fees — Class C 258 1,795
Sub-Transfer agent fees — Class R 1,260 1,939
Sub-Transfer agent fees — Class Y 30,524 288,713
Trustees' fees 4,720 28,342
Compliance fees 384 3,639
Legal and audit fees 11,552 70,987
State registration and filing fees 54,164 74,599
Interfund lending 1,149 —
Other expenses 18,260 64,653
Recoupment of prior expenses waived/reimbursed by Adviser — 442
Total Expenses 649,796 5,095,941
Expenses waived/reimbursed by Adviser (151,084) (276,677)
Net Expenses 498,712 4,819,264
Net Investment Income (Loss) 61,987 6,209,804
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 2,091,858 11,430,632
Net change in unrealized appreciation/depreciation on affiliated investment securities — (5,769,217)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 2,875,617 (43,933,051)
Net realized/unrealized gains (losses) on investments 4,967,475 (38,271,636)
Change in net assets resulting from operations $ 5,029,462 $ (32,061,832)

35
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,894,690 $ 1,822,953 $ 1,104,434 $ 678,266 $ 4,106,039 $ 3,733,310
Net realized gains (losses) 19,331,597 20,984,463 19,797,324 8,930,820 21,495,329 20,320,447
Net change in unrealized
appreciation/depreciation 37,331,993 (41,210,672) (544,004) (19,220,752) 32,497,987 (48,052,387)
Change in net assets resulting from
operations 58,558,280 (18,403,256) 20,357,754 (9,611,666) 58,099,355 (23,998,630)
Distributions to Shareholders:
Class A (9,964,856) (14,065,471) (10,159,173) (10,380,392) (5,028,347) (40,238,962)
Class C — — (82,656) (78,057) (10,311) (381,095)
Class R (136,041) (139,039) (44,199) (39,545) (39,700) (512,985)
Class R6(a) (128,690) — — — — —
Class Y (12,760,130) (13,746,011) (6,771,375) (7,328,104) (316,540) (2,018,146)
Member Class (304,173) (395,123) — — — —
Change in net assets resulting from
distributions to shareholders (23,293,890) (28,345,644) (17,057,403) (17,826,098) (5,394,898) (43,151,188)
Change in net assets resulting from
capital transactions 57,259,261 18,483,829 (23,290,723) (12,342,276) (40,747,144) 6,717,073
Change in net assets 92,523,651 (28,265,071) (19,990,372) (39,780,040) 11,957,313 (60,432,745)
Net Assets:
Beginning of period 348,712,477 376,977,548 294,919,076 334,699,116 468,284,498 528,717,243
End of period $ 441,236,128 $ 348,712,477 $ 274,928,704 $ 294,919,076 $ 480,241,811 $ 468,284,498

36
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 17,130,949 $ 12,294,532 $ 7,005,706 $ 8,885,625 $ 13,551,154 $ 11,263,699
Distributions reinvested 9,769,608 13,743,907 9,950,865 10,159,035 4,897,677 39,263,142
Cost of shares redeemed (29,212,273) (28,715,098) (27,270,420) (19,542,267) (56,185,236) (45,886,188)
Total Class A $ (2,311,716) $ (2,676,659) $ (10,313,849) $ (497,607) $ (37,736,405) $ 4,640,653
Class C
Proceeds from shares issued $ — $ — $ 573,522 $ 440,819 $ 85,433 $ 502,720
Distributions reinvested — — 82,656 78,057 9,380 366,127
Cost of shares redeemed — — (698,627) (506,372) (2,325,865) (2,850,908)
Total Class C $ — $ — $ (42,449) $ 12,504 $ (2,231,052) $ (1,982,061)
Class R
Proceeds from shares issued $ 631,762 $ 133,590 $ 62,253 $ 84,996 $ 454,858 $ 516,818
Distributions reinvested 136,041 139,039 43,403 38,186 39,601 511,021
Cost of shares redeemed (236,331) (187,821) (57,012) (53,416) (1,601,104) (851,859)
Total Class R $ 531,472 $ 84,808 $ 48,644 $ 69,766 $ (1,106,645) $ 175,980
Class R6(a)
Proceeds from shares issued $ 2,406,780 $ — $ — $ — $ — $ —
Distributions reinvested 128,690 — — — — —
Cost of shares redeemed (253,573) — — — — —
Total Class R6 $ 2,281,897 $ — $ — $ — $ — $ —
Class Y
Proceeds from shares issued $ 119,421,565 $ 67,817,832 $ 4,249,251 $ 8,544,926 $ 4,774,028 $ 5,469,114
Distributions reinvested 12,735,002 13,720,213 6,693,898 7,239,739 311,865 1,977,089
Cost of shares redeemed (75,718,023) (62,763,872) (23,926,218) (27,711,604) (4,758,935) (3,563,702)
Total Class Y $ 56,438,544 $ 18,774,173 $ (12,983,069) $ (11,926,939) $ 326,958 $ 3,882,501
Member Class
Proceeds from shares issued $ 1,414,213 $ 2,720,707 $ — $ — $ — $ —
Distributions reinvested 304,173 395,123 — — — —
Cost of shares redeemed (1,399,322) (814,323) — — — —
Total Member Class $ 319,064 $ 2,301,507 $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ 57,259,261 $ 18,483,829 $ (23,290,723) $ (12,342,276) $ (40,747,144) $ 6,717,073

37
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Share Transactions:
Class A
Issued 699,587 481,262 287,132 355,513 269,113 211,002
Reinvested 386,948 571,496 415,010 416,820 92,123 801,682
Redeemed (1,172,494) (1,118,378) (1,121,456) (773,903) (1,122,052) (864,956)
Total Class A (85,959) (65,620) (419,314) (1,570) (760,816) 147,728
Class C
Issued — — 28,195 21,134 2,150 11,796
Reinvested — — 4,189 3,832 224 9,478
Redeemed — — (34,764) (23,831) (59,599) (65,919)
Total Class C — — (2,380) 1,135 (57,225) (44,645)
Class R
Issued 30,202 6,032 2,700 3,628 9,260 9,762
Reinvested 6,339 6,728 1,970 1,694 752 10,550
Redeemed (11,126) (8,341) (2,528) (2,254) (32,631) (16,389)
Total Class R 25,415 4,419 2,142 3,068 (22,619) 3,923
Class R6(a)
Issued 84,212 — — — — —
Reinvested 4,650 — — — — —
Redeemed (9,108) — — — — —
Total Class R6 79,754 — — — — —
Class Y
Issued 4,379,533 2,441,288 168,526 329,333 96,421 101,669
Reinvested 455,922 519,303 268,149 286,099 5,895 40,522
Redeemed (2,791,941) (2,338,046) (942,249) (1,057,340) (96,503) (67,594)
Total Class Y 2,043,514 622,545 (505,574) (441,908) 5,813 74,597
Member Class
Issued 57,727 104,185 — — — —
Reinvested 11,999 16,381 — — — —
Redeemed (57,074) (31,891) — — — —
Total Member Class 12,652 88,675 — — — —
Change in Shares 2,075,376 650,019 (925,126) (439,275) (834,847) 181,603
(a) Victory RS Partners Fund Class R6 commenced operations June 2, 2023.

38
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 61,987 $ 26,339 $ 6,209,804 $ 4,560,713
Net realized gains (losses) 2,091,858 1,702,383 11,430,632 134,414,758
Net change in unrealized appreciation/depreciation 2,875,617 (1,723,505) (49,702,268) (39,895,610)
Change in net assets resulting from operations 5,029,462 5,217 (32,061,832) 99,079,861
Distributions to Shareholders:
Class A (119,708) (593,474) (1,438,450) (714,418)
Class C (8,565) (41,908) (21,861) (189)
Class R (5,939) (37,686) (27,788) (11,014)
Class Y (196,301) (1,114,859) (6,412,119) (3,323,209)
Change in net assets resulting from distributions to shareholders (330,513) (1,787,927) (7,900,218) (4,048,830)
Change in net assets resulting from capital transactions (12,671,365) 15,802,450 (70,417,823) 21,689,145
Change in net assets (7,972,416) 14,019,740 (110,379,873) 116,720,176
Net Assets:
Beginning of period 45,143,425 31,123,685 409,888,999 293,168,823
End of period $ 37,171,009 $ 45,143,425 $ 299,509,126 $ 409,888,999

39
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 1,178,724 $ 2,946,002 $ 9,967,925 $ 42,038,478
Distributions reinvested 114,083 564,633 1,392,237 689,192
Cost of shares redeemed (2,818,366) (2,406,749) (33,372,460) (55,481,662)
Total Class A $ (1,525,559) $ 1,103,886 $ (22,012,298) $ (12,753,992)
Class C
Proceeds from shares issued $ 993,590 $ 120,210 $ 303,598 $ 242,268
Distributions reinvested 8,565 41,908 21,274 189
Cost of shares redeemed (550,672) (1,839,725) (1,193,354) (1,979,269)
Total Class C $ 451,483 $ (1,677,607) $ (868,482) $ (1,736,812)
Class R
Proceeds from shares issued $ 67,572 $ 88,122 $ 107,502 $ 675,055
Distributions reinvested 5,939 37,686 27,788 11,014
Cost of shares redeemed (87,657) (32,776) (488,369) (167,974)
Total Class R $ (14,146) $ 93,032 $ (353,079) $ 518,095
Class Y
Proceeds from shares issued $ 6,638,591 $ 19,799,022 $ 52,042,127 $ 169,662,076
Distributions reinvested 195,963 1,113,618 5,807,819 2,993,315
Cost of shares redeemed (18,417,697) (4,629,501) (105,033,910) (136,993,537)
Total Class Y $ (11,583,143) $ 16,283,139 $ (47,183,964) $ 35,661,854
Change in net assets resulting from capital transactions $ (12,671,365) $ 15,802,450 $ (70,417,823) $ 21,689,145
Share Transactions:
Class A
Issued 85,735 217,087 321,277 1,436,545
Reinvested 7,872 42,556 51,775 23,011
Redeemed (202,941) (177,774) (1,098,410) (1,901,168)
Total Class A (109,334) 81,869 (725,358) (441,612)
Class C
Issued 85,330 10,737 11,152 9,549
Reinvested 716 3,786 895 7
Redeemed (48,282) (161,053) (44,847) (82,155)
Total Class C 37,764 (146,530) (32,800) (72,599)
Class R
Issued 5,697 7,591 3,765 23,316
Reinvested 484 3,323 1,106 393
Redeemed (7,668) (2,781) (16,762) (6,335)
Total Class R (1,487) 8,133 (11,891) 17,374
Class Y
Issued 471,029 1,441,483 1,611,568 5,366,764
Reinvested 12,978 80,652 206,537 95,633
Redeemed (1,291,372) (327,694) (3,427,770) (4,455,045)
Total Class Y (807,365) 1,194,441 (1,609,665) 1,007,352
Change in Shares (880,422) 1,137,913 (2,379,714) 510,515

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory RS Partners Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $23.54 $26.82 $24.21 $24.47 $20.66
Investment Activities:
Net investment income (loss)(a) 0.07 0.08 (0.09) 0.04 0.12
Net realized and unrealized gains (losses) 3.58 (1.26) 7.14 0.07 6.12
Total from Investment Activities 3.65 (1.18) 7.05 0.11 6.24
Distributions to Shareholders from:
Net investment income (0.22) (0.12) — — (0.21)
Net realized gains (1.24) (1.98) (4.44) (0.37) (2.22)
Total Distributions (1.46) (2.10) (4.44) (0.37) (2.43)
Net Asset Value, End of Period $25.73 $23.54 $26.82 $24.21 $24.47
Total Return (excludes sales charge)(b) 15.66% (4.54)% 29.58% 0.46% 30.69%
Ratios to Average Net Assets:
Net Expenses(c) 1.37% 1.45% 1.45% 1.45% 1.45%
Net Investment Income (Loss) 0.29% 0.33% (0.29)% 0.20% 0.49%
Gross Expenses(c) 1.40% 1.49% 1.49% 1.53% 1.52%
Supplemental Data:
Net Assets at end of period (000's) $183,203 $169,628 $195,053 $156,629 $193,630
Portfolio Turnover(d) 72% 98% 64% 108%(e) 57%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Reflects an increase in trading activity due to asset allocation shifts.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $20.25 $23.41 $21.65 $22.01 $18.79
Investment Activities:
Net investment income (loss)(a) (0.03)(b) (0.01) (0.17) (0.03) 0.03
Net realized and unrealized gains (losses) 3.08 (1.10) 6.37 0.04 5.55
Total from Investment Activities 3.05 (1.11) 6.20 0.01 5.58
Distributions to Shareholders from:
Net investment income (0.17) (0.07) — — (0.14)
Net realized gains (1.24) (1.98) (4.44) (0.37) (2.22)
Total Distributions (1.41) (2.05) (4.44) (0.37) (2.36)
Net Asset Value, End of Period $21.89 $20.25 $23.41 $21.65 $22.01
Total Return(c) 15.19% (4.86)% 29.15% 0.06% 30.26%
Ratios to Average Net Assets:
Net Expenses(d) 1.73% 1.81% 1.81% 1.81% 1.81%
Net Investment Income (Loss) (0.12)% (0.03)% (0.65)% (0.15)% 0.12%
Gross Expenses(d) 2.29% 2.54% 2.48% 2.87% 2.63%
Supplemental Data:
Net Assets at end of period (000's) $2,198 $1,519 $1,652 $1,421 $1,510
Portfolio Turnover(e) 72% 98% 64% 108%(f) 57%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Reflects an increase in trading activity due to asset allocation shifts.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory RS
Partners
Fund
Class R6
June 2,
2023(a)
through
December 31,
2023
Net Asset Value, Beginning of Period $25.62
Investment Activities:
Net investment income (loss)(b) 0.04
Net realized and unrealized gains (losses) 4.02
Total from Investment Activities 4.06
Distributions to Shareholders from:
Net investment income (0.31)
Net realized gains (1.24)
Total Distributions (1.55)
Net Asset Value, End of Period $28.13
Total Return(c)(d) 16.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89%
Net Investment Income (Loss)(e) 0.26%
Gross Expenses(e)(f) 2.10%
Supplemental Data:
Net Assets at end of period (000's) $2,244
Portfolio Turnover(c)(g) 72%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $25.83 $29.21 $25.99 $26.17 $21.94
Investment Activities:
Net investment income (loss)(a) 0.17 0.19 0.02 0.12 0.21
Net realized and unrealized gains (losses) 3.94 (1.39) 7.69 0.07 6.52
Total from Investment Activities 4.11 (1.20) 7.71 0.19 6.73
Distributions to Shareholders from:
Net investment income (0.30) (0.20) (0.05) — (0.28)
Net realized gains (1.24) (1.98) (4.44) (0.37) (2.22)
Total Distributions (1.54) (2.18) (4.49) (0.37) (2.50)
Net Asset Value, End of Period $28.40 $25.83 $29.21 $25.99 $26.17
Total Return(b) 16.07% (4.23)% 30.03% 0.77% 31.18%
Ratios to Average Net Assets:
Net Expenses(c) 1.01% 1.12% 1.12% 1.12% 1.12%
Net Investment Income (Loss) 0.62% 0.67% 0.05% 0.54% 0.82%
Gross Expenses(c) 1.13% 1.21% 1.19% 1.23% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $248,103 $172,847 $177,278 $168,087 $232,432
Portfolio Turnover(d) 72% 98% 64% 108%(e) 57%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Reflects an increase in trading activity due to asset allocation shifts.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory RS Partners Fund
Member Class
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $23.58 $26.87 $24.22 $19.64
Investment Activities:
Net investment income (loss)(b) 0.12 0.15 (0.04) 0.01
Net realized and unrealized gains (losses) 3.59 (1.29) 7.17 4.94
Total from Investment Activities 3.71 (1.14) 7.13 4.95
Distributions to Shareholders from:
Net investment income (0.26) (0.17) (0.04) —
Net realized gains (1.24) (1.98) (4.44) (0.37)
Total Distributions (1.50) (2.15) (4.48) (0.37)
Net Asset Value, End of Period $25.79 $23.58 $26.87 $24.22
Total Return(c)(d) 15.90% (4.36)% 29.90% 25.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.18% 1.25% 1.25% 1.25%
Net Investment Income (Loss)(e) 0.48% 0.59% (0.14)% 0.36%
Gross Expenses(e)(f) 1.57% 1.78% 3.05% 33.63%
Supplemental Data:
Net Assets at end of period (000's) $5,488 $4,719 $2,994 $102
Portfolio Turnover(c)(g) 72% 98% 64% 108%(h)
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects an increase in trading activity due to asset allocation shifts.

45
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $24.04 $26.33 $23.68 $24.79 $20.28
Investment Activities:
Net investment income (loss)(a) 0.07 0.03 0.03 0.03 0.07
Net realized and unrealized gains (losses) 1.71 (0.80) 6.34 (0.68) 6.28
Total from Investment Activities 1.78 (0.77) 6.37 (0.65) 6.35
Distributions to Shareholders from:
Net investment income (0.15) (0.12) (0.11) — (0.14)
Net realized gains (1.42) (1.40) (3.61) (0.46) (1.70)
Total Distributions (1.57) (1.52) (3.72) (0.46) (1.84)
Net Asset Value, End of Period $24.25 $24.04 $26.33 $23.68 $24.79
Total Return (excludes sales charge)(b) 7.52% (2.97)% 27.31% (2.59)% 31.35%
Ratios to Average Net Assets:
Net Expenses(c) 1.30% 1.30% 1.30% 1.30% 1.30%
Net Investment Income (Loss) 0.30% 0.13% 0.12% 0.14% 0.28%
Gross Expenses(c) 1.34% 1.32% 1.34% 1.37% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $163,769 $172,406 $188,881 $162,145 $207,200
Portfolio Turnover(d) 55% 71% 69% 73% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory RS Value Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $20.16 $22.38 $20.65 $21.85 $18.08
Investment Activities:
Net investment income (loss)(a) (0.09)(b) (0.14) (0.16) (0.11) (0.11)
Net realized and unrealized gains (losses) 1.42 (0.68) 5.50 (0.63) 5.58
Total from Investment Activities 1.33 (0.82) 5.34 (0.74) 5.47
Distributions to Shareholders from:
Net realized gains (1.42) (1.40) (3.61) (0.46) (1.70)
Total Distributions (1.42) (1.40) (3.61) (0.46) (1.70)
Net Asset Value, End of Period $20.07 $20.16 $22.38 $20.65 $21.85
Total Return (excludes contingent deferred sales charge)(c) 6.76% (3.71)% 26.28% (3.35)% 30.32%
Ratios to Average Net Assets:
Net Expenses(d) 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss) (0.45)% (0.65)% (0.67)% (0.62)% (0.50)%
Gross Expenses(d) 2.94% 3.00% 2.33% 2.60% 2.29%
Supplemental Data:
Net Assets at end of period (000's) $1,228 $1,282 $1,398 $2,618 $4,872
Portfolio Turnover(e) 55% 71% 69% 73% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $22.28 $24.54 $22.27 $23.44 $19.26
Investment Activities:
Net investment income (loss)(a) (0.02)(b) (0.06) (0.07) (0.05) (0.03)
Net realized and unrealized gains (losses) 1.59 (0.75) 5.95 (0.66) 5.95
Total from Investment Activities 1.57 (0.81) 5.88 (0.71) 5.92
Distributions to Shareholders from:
Net investment income (0.09) (0.05) —(c) — (0.04)
Net realized gains (1.42) (1.40) (3.61) (0.46) (1.70)
Total Distributions (1.51) (1.45) (3.61) (0.46) (1.74)
Net Asset Value, End of Period $22.34 $22.28 $24.54 $22.27 $23.44
Total Return(d) 7.14% (3.38)% 26.77% (2.95)% 30.89%
Ratios to Average Net Assets:
Net Expenses(e) 1.69% 1.69% 1.69% 1.69% 1.69%
Net Investment Income (Loss) (0.11)% (0.26)% (0.27)% (0.23)% (0.13)%
Gross Expenses(e) 3.47% 3.07% 1.80% 4.03% 3.47%
Supplemental Data:
Net Assets at end of period (000's) $697 $648 $638 $677 $1,022
Portfolio Turnover(f) 55% 71% 69% 73% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory RS Value Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $24.92 $27.23 $24.38 $25.45 $20.77
Investment Activities:
Net investment income (loss)(a) 0.14 0.09 0.10 0.08 0.13
Net realized and unrealized gains (losses) 1.78 (0.82) 6.53 (0.69) 6.44
Total from Investment Activities 1.92 (0.73) 6.63 (0.61) 6.57
Distributions to Shareholders from:
Net investment income (0.21) (0.18) (0.17) — (0.19)
Net realized gains (1.42) (1.40) (3.61) (0.46) (1.70)
Total Distributions (1.63) (1.58) (3.78) (0.46) (1.89)
Net Asset Value, End of Period $25.21 $24.92 $27.23 $24.38 $25.45
Total Return(b) 7.75% (2.71)% 27.57% (2.37)% 31.69%
Ratios to Average Net Assets:
Net Expenses(c) 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss) 0.54% 0.36% 0.36% 0.38% 0.51%
Gross Expenses(c) 1.07% 1.06% 1.06% 1.10% 1.07%
Supplemental Data:
Net Assets at end of period (000's) $109,234 $120,583 $143,783 $142,515 $176,749
Portfolio Turnover(d) 55% 71% 69% 73% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

49
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $47.92 $55.16 $50.59 $53.11 $42.20
Investment Activities:
Net investment income (loss)(a) 0.44 0.40 0.65 0.52 0.51
Net realized and unrealized gains (losses) 5.90 (2.88) 10.81 (1.12) 12.44
Total from Investment Activities 6.34 (2.48) 11.46 (0.60) 12.95
Distributions to Shareholders from:
Net investment income (0.33) (0.43) (0.57) (0.15) (0.37)
Net realized gains (0.27) (4.33) (6.32) (1.77) (1.67)
Total Distributions (0.60) (4.76) (6.89) (1.92) (2.04)
Net Asset Value, End of Period $53.66 $47.92 $55.16 $50.59 $53.11
Total Return (excludes sales charge)(b) 13.25% (4.62)% 23.00% (1.03)% 30.73%
Ratios to Average Net Assets:
Net Expenses(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss) 0.88% 0.76% 1.13% 1.13% 1.03%
Gross Expenses(c) 0.93% 0.92% 0.93% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $449,497 $437,855 $495,890 $444,160 $520,159
Portfolio Turnover(d) 39% 61% 52% 95% 51%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $37.97 $44.72 $42.07 $44.70 $35.78
Investment Activities:
Net investment income (loss)(a) 0.03 (0.03) 0.13 0.14 0.10
Net realized and unrealized gains (losses) 4.65 (2.32) 8.97 (1.00) 10.50
Total from Investment Activities 4.68 (2.35) 9.10 (0.86) 10.60
Distributions to Shareholders from:
Net investment income — (0.07) (0.13) — (0.01)
Net realized gains (0.27) (4.33) (6.32) (1.77) (1.67)
Total Distributions (0.27) (4.40) (6.45) (1.77) (1.68)
Net Asset Value, End of Period $42.38 $37.97 $44.72 $42.07 $44.70
Total Return (excludes contingent deferred sales charge)(b) 12.37% (5.39)% 22.05% (1.85)% 29.70%
Ratios to Average Net Assets:
Net Expenses(c) 1.69% 1.69% 1.69% 1.69% 1.69%
Net Investment Income (Loss) 0.07% (0.07)% 0.27% 0.37% 0.24%
Gross Expenses(c) 2.15% 1.92% 1.80% 1.79% 1.74%
Supplemental Data:
Net Assets at end of period (000's) $1,587 $3,595 $6,230 $11,326 $17,028
Portfolio Turnover(d) 39% 61% 52% 95% 51%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

51
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $47.51 $54.74 $50.28 $52.83 $42.01
Investment Activities:
Net investment income (loss)(a) 0.25 0.21 0.43 0.35 0.32
Net realized and unrealized gains (losses) 5.84 (2.86) 10.73 (1.13) 12.36
Total from Investment Activities 6.09 (2.65) 11.16 (0.78) 12.68
Distributions to Shareholders from:
Net investment income (0.13) (0.25) (0.38) — (0.19)
Net realized gains (0.27) (4.33) (6.32) (1.77) (1.67)
Total Distributions (0.40) (4.58) (6.70) (1.77) (1.86)
Net Asset Value, End of Period $53.20 $47.51 $54.74 $50.28 $52.83
Total Return(b) 12.85% (4.97)% 22.55% (1.41)% 30.23%
Ratios to Average Net Assets:
Net Expenses(c) 1.26% 1.26% 1.26% 1.26% 1.26%
Net Investment Income (Loss) 0.51% 0.39% 0.75% 0.77% 0.66%
Gross Expenses(c) 1.48% 1.44% 1.44% 1.50% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $5,253 $5,765 $6,428 $6,066 $7,232
Portfolio Turnover(d) 39% 61% 52% 95% 51%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $47.67 $54.90 $50.37 $52.87 $42.01
Investment Activities:
Net investment income (loss)(a) 0.54 0.52 0.78 0.62 0.61
Net realized and unrealized gains (losses) 5.89 (2.89) 10.76 (1.10) 12.38
Total from Investment Activities 6.43 (2.37) 11.54 (0.48) 12.99
Distributions to Shareholders from:
Net investment income (0.44) (0.53) (0.69) (0.25) (0.46)
Net realized gains (0.27) (4.33) (6.32) (1.77) (1.67)
Total Distributions (0.71) (4.86) (7.01) (2.02) (2.13)
Net Asset Value, End of Period $53.39 $47.67 $54.90 $50.37 $52.87
Total Return(b) 13.51% (4.43)% 23.28% (0.83)% 30.99%
Ratios to Average Net Assets:
Net Expenses(c) 0.68% 0.68% 0.68% 0.68% 0.68%
Net Investment Income (Loss) 1.09% 0.98% 1.35% 1.34% 1.24%
Gross Expenses(c) 0.72% 0.71% 0.68% 0.82% 0.78%
Supplemental Data:
Net Assets at end of period (000's) $23,905 $21,070 $20,169 $16,011 $20,021
Portfolio Turnover(d) 39% 61% 52% 95% 51%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

53
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $13.10 $13.90 $12.84 $13.10 $10.68
Investment Activities:
Net investment income (loss)(a) —(b) (0.01) 0.02 (0.01) —(b)
Net realized and unrealized gains (losses) 1.72 (0.26) 3.25 (0.21) 2.99
Total from Investment Activities 1.72 (0.27) 3.27 (0.22) 2.99
Distributions to Shareholders from:
Net investment income (0.03) (0.01) —(b) — —
Net realized gains (0.08) (0.52) (2.21) (0.04) (0.57)
Total Distributions (0.11) (0.53) (2.21) (0.04) (0.57)
Net Asset Value, End of Period $14.71 $13.10 $13.90 $12.84 $13.10
Total Return (excludes sales charge)(c) 13.17% (2.01)% 25.74% (1.68)% 28.01%
Ratios to Average Net Assets:
Net Expenses(d) 1.33% 1.33% 1.33% 1.33% 1.33%
Net Investment Income (Loss) 0.01% (0.05)% 0.13% (0.08)% 0.03%
Gross Expenses(d) 1.63% 1.64% 1.66% 1.71% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $15,515 $15,250 $15,039 $12,663 $16,906
Portfolio Turnover(e) 36% 69% 68% 66% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory RS Investors Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.93 $11.76 $11.22 $11.54 $9.53
Investment Activities:
Net investment income (loss)(a) (0.08)(b) (0.10) (0.08) (0.08) (0.08)
Net realized and unrealized gains (losses) 1.42 (0.21) 2.83 (0.20) 2.66
Total from Investment Activities 1.34 (0.31) 2.75 (0.28) 2.58
Distributions to Shareholders from:
Net realized gains (0.08) (0.52) (2.21) (0.04) (0.57)
Total Distributions (0.08) (0.52) (2.21) (0.04) (0.57)
Net Asset Value, End of Period $12.19 $10.93 $11.76 $11.22 $11.54
Total Return (excludes contingent deferred sales charge)(c) 12.38% (2.69)% 24.78% (2.43)% 27.08%
Ratios to Average Net Assets:
Net Expenses(d) 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss) (0.72)% (0.90)% (0.64)% (0.85)% (0.73)%
Gross Expenses(d) 3.41% 2.95% 2.42% 2.75% 2.54%
Supplemental Data:
Net Assets at end of period (000's) $1,474 $909 $2,702 $3,306 $6,898
Portfolio Turnover(e) 36% 69% 68% 66% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

55
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.19 $12.02 $11.41 $11.72 $9.66
Investment Activities:
Net investment income (loss)(a) (0.07)(b) (0.08) (0.06) (0.07) (0.07)
Net realized and unrealized gains (losses) 1.46 (0.23) 2.88 (0.20) 2.70
Total from Investment Activities 1.39 (0.31) 2.82 (0.27) 2.63
Distributions to Shareholders from:
Net realized gains (0.08) (0.52) (2.21) (0.04) (0.57)
Total Distributions (0.08) (0.52) (2.21) (0.04) (0.57)
Net Asset Value, End of Period $12.50 $11.19 $12.02 $11.41 $11.72
Total Return(c) 12.45% (2.63)% 25.00% (2.30)% 27.24%
Ratios to Average Net Assets:
Net Expenses(d) 1.95% 1.95% 1.95% 1.95% 1.95%
Net Investment Income (Loss) (0.61)% (0.67)% (0.49)% (0.71)% (0.59)%
Gross Expenses(d) 3.26% 2.98% 1.96% 4.41% 3.85%
Supplemental Data:
Net Assets at end of period (000's) $922 $842 $806 $655 $844
Portfolio Turnover(e) 36% 69% 68% 66% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory RS Investors Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $13.61 $14.41 $13.24 $13.47 $10.94
Investment Activities:
Net investment income (loss)(a) 0.04 0.04 0.06 0.02 0.03
Net realized and unrealized gains (losses) 1.79 (0.28) 3.36 (0.21) 3.07
Total from Investment Activities 1.83 (0.24) 3.42 (0.19) 3.10
Distributions to Shareholders from:
Net investment income (0.07) (0.04) (0.04) — —
Net realized gains (0.08) (0.52) (2.21) (0.04) (0.57)
Total Distributions (0.15) (0.56) (2.25) (0.04) (0.57)
Net Asset Value, End of Period $15.29 $13.61 $14.41 $13.24 $13.47
Total Return(b) 13.52% (1.73)% 26.07% (1.41)% 28.35%
Ratios to Average Net Assets:
Net Expenses(c) 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss) 0.30% 0.30% 0.40% 0.17% 0.27%
Gross Expenses(c) 1.38% 1.36% 1.32% 1.50% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $19,261 $28,143 $12,577 $11,253 $19,146
Portfolio Turnover(d) 36% 69% 68% 66% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

57
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $30.30 $22.62 $12.36 $9.71 $12.86
Investment Activities:
Net investment income (loss)(a) 0.42 0.25 (0.04) (0.01) —(b)
Net realized and unrealized gains (losses) (3.05) 7.67 10.30 2.67 (3.15)
Total from Investment Activities (2.63) 7.92 10.26 2.66 (3.15)
Distributions to Shareholders from:
Net investment income (0.64) (0.24) — (0.01) —
Total Distributions (0.64) (0.24) — (0.01) —
Net Asset Value, End of Period $27.03 $30.30 $22.62 $12.36 $9.71
Total Return (excludes sales charge)(c) (8.68)% 35.01% 83.01% 27.35% (24.49)%
Ratios to Average Net Assets:
Net Expenses(d) 1.48% 1.48% 1.48% 1.48% 1.48%
Net Investment Income (Loss) 1.34% 0.88% (0.21)% (0.15)% 0.00%(e)
Gross Expenses(d) 1.55% 1.53% 1.58% 1.79% 1.69%
Supplemental Data:
Net Assets at end of period (000's) $62,033 $91,521 $78,317 $36,803 $32,630
Portfolio Turnover(f) 47% 64% 79% 46% 24%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Amount is less than 0.005%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory Global Energy Transition Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $26.76 $19.98 $11.00 $8.71 $11.63
Investment Activities:
Net investment income (loss)(a) 0.15 0.01 (0.17) (0.07) (0.08)
Net realized and unrealized gains (losses) (2.67) 6.77 9.15 2.36 (2.84)
Total from Investment Activities (2.52) 6.78 8.98 2.29 (2.92)
Distributions to Shareholders from:
Net investment income (0.37) —(b) — — —
Total Distributions (0.37) —(b) — — —
Net Asset Value, End of Period $23.87 $26.76 $19.98 $11.00 $8.71
Total Return (excludes contingent deferred sales charge)(c) (9.42)% 33.94% 81.64% 26.29% (25.11)%
Ratios to Average Net Assets:
Net Expenses(d) 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss) 0.54% 0.03% (1.02)% (0.92)% (0.81)%
Gross Expenses(d) 2.77% 2.64% 2.41% 3.32% 2.75%
Supplemental Data:
Net Assets at end of period (000's) $1,355 $2,396 $3,240 $2,385 $2,949
Portfolio Turnover(e) 47% 64% 79% 46% 24%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

59
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $28.33 $21.19 $11.62 $9.16 $12.18
Investment Activities:
Net investment income (loss)(a) 0.28 0.16 (0.12) (0.04) (0.04)
Net realized and unrealized gains (losses) (2.84) 7.15 9.69 2.50 (2.98)
Total from Investment Activities (2.56) 7.31 9.57 2.46 (3.02)
Distributions to Shareholders from:
Net investment income (0.53) (0.17) — — —
Total Distributions (0.53) (0.17) — — —
Net Asset Value, End of Period $25.24 $28.33 $21.19 $11.62 $9.16
Total Return(b) (9.03)% 34.50% 82.36% 26.86% (24.79)%
Ratios to Average Net Assets:
Net Expenses(c) 1.86% 1.86% 1.86% 1.86% 1.86%
Net Investment Income (Loss) 0.96% 0.57% (0.70)% (0.51)% (0.37)%
Gross Expenses(c) 2.43% 2.32% 1.89% 5.74% 4.31%
Supplemental Data:
Net Assets at end of period (000's) $1,360 $1,864 $1,026 $680 $621
Portfolio Turnover(d) 47% 64% 79% 46% 24%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Global Energy Transition Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $31.68 $23.64 $12.88 $10.11 $13.38
Investment Activities:
Net investment income (loss)(a) 0.54 0.38 0.02 0.02 0.03
Net realized and unrealized gains (losses) (3.20) 8.00 10.75 2.78 (3.27)
Total from Investment Activities (2.66) 8.38 10.77 2.80 (3.24)
Distributions to Shareholders from:
Net investment income (0.76) (0.34) (0.01) (0.03) (0.03)
Total Distributions (0.76) (0.34) (0.01) (0.03) (0.03)
Net Asset Value, End of Period $28.26 $31.68 $23.64 $12.88 $10.11
Total Return(b) (8.37)% 35.46% 83.62% 27.73% (24.25)%
Ratios to Average Net Assets:
Net Expenses(c) 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss) 1.66% 1.24% 0.10% 0.18% 0.27%
Gross Expenses(c) 1.21% 1.19% 1.21% 1.28% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $234,761 $314,108 $210,586 $119,237 $114,972
Portfolio Turnover(d) 47% 64% 79% 46% 24%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2023
Victory Portfolios
61
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund, with the exception of Victory RS Investors Fund and Victory Global Energy Transition Fund, is classified as diversified under the 1940 Act.
* Commenced operations June 2, 2023.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Partners Fund RS Partners Fund A, R, R6*, Y, and Member Class
Victory RS Value Fund RS Value Fund A, C, R, and Y
Victory RS Large Cap Alpha Fund RS Large Cap Alpha Fund A, C, R, and Y
Victory RS Investors Fund RS Investors Fund A, C, R, and Y
Victory Global Energy Transition Fund Global Energy Transition Fund A, C, R, and Y

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
62
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Special Purpose Acquisition Companies (“SPACs”):
The Funds may invest in stock, warrants and other securities of SPACs. SPAC typically is a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s
IPO. If the Fund purchases shares of a SPAC in an IPO it generally will bear a sales commission, which may be significant. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Funds’ other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Private Investments in Public Equities:
The Funds may acquire common stock or a security convertible into common stock, such as a warrant or convertible preferred stock, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act. These transactions are commonly referred to as a private placement in a publicly held company, or “PIPE.” The issuer’s common stock is usually publicly traded on a U.S.
Level 1 Level 2 Level 3 Total
RS Partners Fund
Common Stocks ............................ $ 427,253,343 $ — $ — $ 427,253,343
Preferred Stocks ............................ — — 587,369 587,369
Collateral for Securities Loaned ................ 987,080 — — 987,080
Total .................................... $ 428,240,423 $ — $ 587,369 $ 428,827,792
RS Value Fund
Common Stocks ............................ 268,649,577 — — 268,649,577
Collateral for Securities Loaned ................ 2,212,656 — — 2,212,656
Total .................................... $ 270,862,233 $ — $ — $ 270,862,233
RS Large Cap Alpha Fund
Common Stocks ............................ 466,070,879 — — 466,070,879
Total .................................... $ 466,070,879 $ — $ — $ 466,070,879
RS Investors Fund
Common Stocks ............................ 35,708,882 — — 35,708,882
Total .................................... $ 35,708,882 $ — $ — $ 35,708,882
Global Energy Transition Fund
Common Stocks ............................ 275,227,775 1,958,878 — 277,186,653
Collateral for Securities Loaned ................ 12,101,228 — — 12,101,228
Total .................................... $ 287,329,003 $ 1,958,878 $ — $ 289,287,881

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
63
securities exchange or in the over-the-counter market, but the securities acquired will be subject to restrictions on resale imposed by U.S.
securities laws absent an effective registration statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer’s common stock at the time of the transaction. As part of a PIPE transaction, the issuer usually will be contractually obligated to seek to register, within an agreed upon period of time for public resale under the U.S. securities laws, the common stock or the shares of common stock issuable upon conversion of the convertible securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the issuer’s securities. If the issuer fails to so register the shares within that period, the buyer may be entitled to additional consideration from the issuer (e.g., warrants to acquire additional shares of common stock), but the buyer may not be able to sell its shares unless and until the registration process is successfully completed. Thus, PIPE transactions present certain risks not associated with open market purchases of equities.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2023, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
64
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Partners Fund ................................................. $ 976,207 $ — $ 987,080
RS Value Fund ................................................... 2,188,286 — 2,212,656
Global Energy Transition Fund ....................................... 10,866,786 — 12,101,228
Excluding U.S. Government Securities
Purchases Sales
RS Partners Fund ................................................................... $ 316,226,684 $ 278,903,264
RS Value Fund ..................................................................... 151,539,740 190,754,647
RS Large Cap Alpha Fund ............................................................ 177,845,516 220,221,136
RS Investors Fund .................................................................. 14,346,704 26,487,939
Global Energy Transition Fund ......................................................... 161,111,405 171,239,043

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
65
annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC (“SailingStone”). SailingStone is responsible for providing day-to-day investment advisory services to the Global Energy Transition Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
* Effective June 1, 2023, the advisory fee rate was changed from 1.00% to 0.83%.
Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the
“Victory Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
RS Partners Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Global Energy Transition Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Flat Rate
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83%*
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
66
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended December 31, 2023, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2023, the expense limits
(excluding voluntary waivers) are as follows:
* In effect May 23, 2023, through at least May 31, 2024.
** In effect June 2, 2023, through at least May 31, 2024.
Class A Class C Class R
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Amount
RS Partners Fund ..................................................................................... $ 1,299
RS Value Fund ....................................................................................... 2,184
RS Large Cap Alpha Fund .............................................................................. 3,607
RS Investors Fund .................................................................................... 1,099
Global Energy Transition Fund ........................................................................... 869
In effect until May 31, 2024
Class A Class C Class R Class R6 Class Y
Member
Class
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33%* N/A 1.69%* 0.89%** 0.94%* 1.13%*
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.30% 2.07% 1.69% N/A 1.06% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89% 1.69% 1.26% N/A 0.68% N/A
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% 2.07% 1.95% N/A 1.05% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 2.28% 1.86% N/A 1.15% N/A
Was in effect until May 22, 2023

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
67
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
For the year ended December 31, 2023, the following recoupment amounts were paid to the Adviser.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2023.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Private Investments in Public Equities Risk — The risks associated with PIPE transactions that the RS Science and Technology Fund invests is that the issuer may be unable to register the shares for public resale in a timely manner or at all, in which case the shares may be sold only in a privately negotiated transaction, typically at a price less than that paid, assuming a suitable buyer can be found. Disposing of the securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.
Even if the shares are registered for public resale, the market for the issuer’s securities may nevertheless be “thin” or illiquid, making the sale of securities at desired prices or in desired quantities difficult or impossible. While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as
Rules 144 or 144A under the 1933 Act). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.
Special Purpose Acquisition Company Risk — An investment in a SPAC is subject to a variety of risks, including that (1) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses; (2) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (3) an attractive acquisition or merger target may not be identified at all or a proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; (4) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be redeemed by the SPAC at an unfavorable price; (5) the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (6) an acquisition or merger once effected may
Class A Class R Class Y Member Class
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.45% 1.81% 1.12% 1.25%
Amount
RS Partners Fund ..................................................................................... $ 2,861
RS Value Fund ....................................................................................... 2,520
Global Energy Transition Fund ........................................................................... 442
Expires
2024
Expires
2025
Expires
2026 Total
RS Partners Fund ..................................................... $ 226,866 $ 263,864 $ 349,690 $ 840,420
RS Value Fund ....................................................... 67,715 59,177 101,013 227,905
RS Large Cap Alpha Fund .............................................. 211,774 167,620 189,056 568,450
RS Investors Fund .................................................... 90,433 122,672 151,084 364,189
Global Energy Transition Fund ........................................... 185,709 189,737 276,677 652,123

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
68
prove unsuccessful and an investment in the SPAC may lose value; (7) while a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid and there can be no assurance that a market will develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value, (8) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; and (9) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
Concentration Risk —  The Global Energy Transition Fund (herein, the Fund)  may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act. Concentrating investments in the Natural Resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the
Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Natural Resources Investment Risk — Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Investments in interests in gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships, which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Limited Portfolio Risk —To the extent the Funds invest assets in a more limited number of issuers than other mutual funds, a decline in the market value of a particular security may affect the Funds' value more than if the Funds invested in a larger number of issuers.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
69
the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended December 31, 2023, were as follows:
N
* Based on the number of days borrowings were outstanding for the year ended December 31, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2023, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
Borrower or
Lender
Amount
Outstanding at
December 31, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Investors Fund ............................... Borrower $ — $ 1,527,400 5.65% $ 2,788,000
Declared Paid
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total Accumulated Earnings/(Loss) Capital
RS Partners Fund ......................................................... $ (290,331) $ 290,331
RS Value Fund ........................................................... (1,117,570) 1,117,570
RS Large Cap Alpha Fund .................................................. 55,852 (55,852)
RS Investors Fund ........................................................ (140,259) 140,259
Global Energy Transition Fund ............................................... 38,464 (38,464)
Year Ended December 31, 2023
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
RS Partners Fund .............................................................. $ 11,408,572 $ 11,885,318 $ 23,293,890
RS Value Fund ................................................................ 2,071,558 14,985,845 17,057,403
RS Large Cap Alpha Fund ....................................................... 2,952,866 2,442,032 5,394,898
RS Investors Fund ............................................................. 146,225 184,288 330,513
Global Energy Transition Fund .................................................... 7,900,218 — 7,900,218

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
70
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and partnership basis adjustments.
As of December 31, 2023, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended December 31, 2023, the following Funds utilized capital loss carryforwards:
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments.
Transactions in affiliated securities during the year ended December 31, 2023, were as follows:
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total
Distributions
Paid
RS Partners Fund .............................................................. $ 1,850,259 $ 26,495,385 $ 28,345,644
RS Value Fund ................................................................ 2,379,283 15,446,815 17,826,098
RS Large Cap Alpha Fund ....................................................... 8,169,416 34,981,772 43,151,188
RS Investors Fund ............................................................. 216,610 1,571,317 1,787,927
Global Energy Transition Fund .................................................... 4,048,830 — 4,048,830
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings (Loss)
RS Partners Fund ....... $ — $ — $ — $ — $ (1,106,251) $ 81,451,927 $ 80,345,676
RS Value Fund ......... — 4,285,931 4,285,931 — — 45,131,180 49,417,111
RS Large Cap Alpha Fund 4,548,396 18,052,011 22,600,407 — — 103,958,426 126,558,833
RS Investors Fund ...... — 1,754,703 1,754,703 — — 6,825,810 8,580,513
Global Energy Transition
Fund .............. 2,512,043 — 2,512,043 (1,739,479,481) — (1,718,048) (1,738,685,486)
Short-Term
Amount
Long-Term
Amount Total
Global Energy Transition Fund ............................................ $ — $ (1,739,479,481) $ (1,739,479,481)
Amount
Global Energy Transition Fund ........................................................................... $ (12,805,120)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
RS Partners Fund ................................. $ 347,375,865 $ 90,394,765 $ (8,942,838) $ 81,451,927
RS Value Fund ................................... 225,731,053 48,626,297 (3,495,117) 45,131,180
RS Large Cap Alpha Fund .......................... 362,112,453 110,668,836 (6,710,410) 103,958,426
RS Investors Fund ................................ 28,883,072 7,394,071 (568,261) 6,825,810
Global Energy Transition Fund ....................... 291,308,786 62,817,520 (64,838,425) (2,020,905)

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
71
10. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
11. Subsequent Event:
On December 5, 2023, the Board approved the adoption of a conversion feature for Class R of the RS Value Fund, RS Large Cap Alpha Fund,
RS Investors Fund and Global Energy Transition Fund. Under the relevant conversion feature, effective after the close of business on March
28, 2024, all of the issued and outstanding shares of Class R of each Fund will be converted into shares of Class A of each Fund. The share class conversion will be effectuated on the basis of the relative NAVs of the share class without the imposition of a sales charge. Based on the financial information for the Funds’ fiscal year ended December 31, 2023, Class A has lower gross and net total expense ratios than Class R.
Fair Value
12/31/2022
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
12/31/2023
Dividend
Income
Global Energy Transition
Fund
Sunrise Energy Metals Ltd. $ 7,563,102 $ — $ — $ — $ — $ (5,769,217) $ 1,793,885 $ —

72
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory RS Partners
Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, Victory RS Investors Fund, and Victory Global Energy Transition Fund
(the “Funds”), each a series of Victory Portfolios, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 23, 2024

Supplemental Information
December 31, 2023
Victory Portfolios
73
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 37 portfolios in the Trust, 27 portfolios in Victory Portfolios
II, and six portfolios in Victory Variable Insurance Funds, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to service as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee November 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
74
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios II, Victory Portfolios
III and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios II, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios II, Victory Portfolios III and Victory Variable
Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios II, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief Compliance Officer for Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary December 1997 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios
75
(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases;  and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
RS Partners Fund
Class A ............................... $ 1,000.00 $ 1,085.10 $ 1,018.55 $ 6.94 $ 6.72 1.32%
Class R ............................... 1,000.00 1,083.00 1,016.69 8.87 8.59 1.69%
Class R6 .............................. 1,000.00 1,087.50 1,020.72 4.68 4.53 0.89%
Class Y ............................... 1,000.00 1,087.40 1,020.47 4.95 4.79 0.94%
Member Class .......................... 1,000.00 1,086.30 1,019.51 5.94 5.75 1.13%
RS Value Fund
Class A ............................... 1,000.00 1,038.50 1,018.65 6.68 6.61 1.30%
Class C ............................... 1,000.00 1,034.70 1,014.77 10.62 10.51 2.07%
Class R ............................... 1,000.00 1,036.50 1,016.69 8.67 8.59 1.69%
Class Y ............................... 1,000.00 1,039.60 1,019.86 5.45 5.40 1.06%
RS Large Cap Alpha Fund
Class A ............................... 1,000.00 1,080.90 1,020.72 4.67 4.53 0.89%
Class C ............................... 1,000.00 1,076.70 1,016.69 8.85 8.59 1.69%
Class R ............................... 1,000.00 1,079.00 1,018.85 6.60 6.41 1.26%
Class Y ............................... 1,000.00 1,082.20 1,021.78 3.57 3.47 0.68%

Supplemental Information — continued
December 31, 2023
Victory Portfolios
76
(Unaudited)
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
RS Investors Fund
Class A ............................... 1,000.00 1,075.90 1,018.50 6.96 6.77 1.33%
Class C ............................... 1,000.00 1,071.90 1,014.77 10.81 10.51 2.07%
Class R ............................... 1,000.00 1,071.90 1,015.38 10.18 9.91 1.95%
Class Y ............................... 1,000.00 1,077.40 1,019.91 5.50 5.35 1.05%
Global Energy Transition Fund
Class A ............................... 1,000.00 888.90 1,017.74 7.05 7.53 1.48%
Class C ............................... 1,000.00 885.20 1,013.71 10.83 11.57 2.28%
Class R ............................... 1,000.00 886.90 1,015.83 8.85 9.45 1.86%
Class Y ............................... 1,000.00 890.50 1,019.41 5.48 5.85 1.15%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
77
(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates.  Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended December 31, 2023, the following Funds designated short-term capital gain distributions in the amount of:
For the year ended December 31, 2023, the following Funds designated long-term capital gain distributions in the amount of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on December 31, 2023, were as follow:
Percent
RS Partners Fund ................................................................................... 41%
RS Value Fund ..................................................................................... 100%
RS Large Cap Alpha Fund ............................................................................ 100%
RS Investors Fund .................................................................................. 100%
Global Energy Transition Fund ......................................................................... 9%
Amount
RS Partners Fund ................................................................................... $ 9,355,196
RS Value Fund ..................................................................................... 650,948
RS Investors Fund .................................................................................. 31,632
Amount
RS Partners Fund ................................................................................... $ 12,206,133
RS Value Fund ..................................................................................... 16,143,271
RS Large Cap Alpha Fund ............................................................................ 2,442,032
RS Investors Fund .................................................................................. 324,547
Foreign Source Income Foreign Tax Expense
Global Energy Transition Fund ................................................. $ 0.60 $ 0.10

Victory Portfolios
78
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreements
The Board approved the advisory agreement with the Adviser, on behalf of each of the Funds (the “Advisory Agreement”), and the sub-advisory agreement between SailingStone Capital Partners LLC (the “Sub-Adviser”) and the Adviser, on behalf of the Global Energy Transition Fund
(the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”), at a meeting, which was called for that purpose, on December 5, 2023. The Board also considered information relating to the Funds and the Agreements provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreements, the Board requested from the Adviser and Sub-Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreements.
In response to the request from the Independent Trustees, the Adviser and the Sub-Adviser provided information and reports relevant to the continuation of the Agreements.
The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreements should be continued. The Board reviewed numerous factors with respect to each Fund, including the services to be provided by the Sub-Adviser. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
In considering whether the compensation paid to the Sub-Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Sub-Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The fees payable for the services;
Representations by the Adviser that the sub-advisory fee for the Fund is within the range of fees agreed to in the market for similar services;
Whether the fee would be sufficient to enable the Sub-Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
Research and other service benefits received by the Sub-Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Sub-Adviser as a result of its sub-advisory relationship with the Fund;
The capabilities and financial condition of the Sub-Adviser;
The nature, quality and extent of the oversight and compliance services provided by the Adviser;
Current economic and industry trends; and
The historical relationship between the Fund and the Sub-Adviser.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
79
(Unaudited)
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds with similar investment strategies selected by that consultant from the universe of comparable funds. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
With respect to the Global Energy Transition Fund, the Board also considered information concerning the fee paid to the Sub-Adviser under the Sub-Advisory Agreement. The Board considered the relative roles and responsibilities of the Adviser and Sub-Adviser with respect to the
Fund and noted that, among other things: (1) the sub-advisory fees for the Fund are paid by the Adviser and, therefore, are not a direct expense of the Fund; and (2) the Adviser supervises the Sub-Adviser. The Board also considered the Adviser’s representation that the fees to be paid to the Sub-Adviser are within the range of sub-advisory fees paid to other sub-advisers for similar services. The Board reviewed fees and other information related to the Sub-Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board recognized that because the sub-advisory fees are paid by the Adviser, any arrangement by the Sub-
Adviser to either increase or reduce its fee would have no direct impact on the Fund or its shareholders.
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
RS Partners Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Adviser reduced the Fund’s management fee in June 2023.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Value Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one-, three- and five-year periods, underperformed the benchmark index for the ten-year period, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three-, five- and ten-year periods.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
80
(Unaudited)
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Large Cap Alpha Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, five-, and ten-year periods, outperformed the benchmark index for the three-year period, underperformed the peer group median for the one- and five-year periods, and outperformed the peer group median for the three- and ten-year periods.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual fund; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Investors Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and ten-year periods, outperformed the benchmark index for the three- and five-year periods, underperformed the peer group median for the one-year period, and outperformed the peer group median for the three-, five- and ten-year periods.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual fund; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Global Energy Transition Fund:
The Board noted that effective May 1, 2021, the Fund changed its principal investment strategy and name. The Board compared the Fund’s Class
A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and ten-year periods, outperformed the benchmark index for the three- and five-year periods, outperformed the peer group median for the one-, three- and five-year periods, and underperformed the peer group median for the ten-year period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
The Adviser’s oversight of the Sub-Adviser; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
81
(Unaudited)
Based on its review of the information requested and provided, and following extended discussions, the Board concluded, among other things, that the Sub-Advisory Agreement, with respect to the Global Energy Transition Fund, was consistent with the best interests of the Fund and its shareholders and unanimously approved the Sub-Advisory Agreement (including the fees to be charged for services thereunder), on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Sub-Adviser under the Sub-Advisory Agreement in light of the investment advisory services provided, the costs of these services and the estimated profitability of the Sub-Adviser’s relationship with the
Fund;
The relative roles and responsibilities of the Adviser and the Sub-Adviser under the Sub-Advisory Agreement;
The nature, quality and extent of the investment advisory services provided by the portfolio management team of the Sub-Adviser, which have resulted in the Fund achieving its stated investment objective;
The Sub-Adviser’s representations regarding its staffing and capabilities to manage the Fund; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Sub-Adviser.

Victory Portfolios
82
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios
83
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
84
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSVF-AR (12/23)

December 31, 2023
Annual Report
Victory RS Small Cap Growth Fund
Victory RS Select Growth Fund
Victory RS Mid Cap Growth Fund
Victory RS Growth Fund
Victory RS Science and Technology Fund
Victory RS Small Cap Equity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 25
Schedules of Portfolio Investments
Victory RS Small Cap Growth Fund
31
Victory RS Select Growth Fund
34
Victory RS Mid Cap Growth Fund
36
Victory RS Growth Fund
38
Victory RS Science and Technology Fund
40
Victory RS Small Cap Equity Fund
43
Financial Statements
Statements of Assets and Liabilities
45
Statements of Operations
47
Statements of Changes in Net Assets
49
Financial Highlights
54
Notes to Financial Statements 83
Report of Independent Registered Public Accounting Firm 92
Supplemental Information (Unaudited)
Trustee and Officer Information
93
Proxy Voting and Portfolio Holdings Information
95
Expense Examples
95
Additional Federal Income Tax Information
97
Advisory Contract Approval
98
Privacy Policy
101

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 (800-235-8396 for
Member Class) or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

Victory RS Small Cap Growth Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
After a rocky start to the fourth quarter in October 2023, investors came to the conclusion that the rate-hike cycle was drawing to a close. With that prospect, corporate earnings and economic growth continued to surpass expectations, while many measures of inflation moderated. With inflation fears in the rear-view mirror, equities rallied and delivered strong absolute returns in
November and December. Interestingly, we did see a shift in market internals as cyclical and defensive areas gave way to longer duration growth stocks. We believe this may be the beginning of a true change in leadership and harbinger of things to come.
The general sense of optimism was clearly evident in the broader market, as the S&P 500
®
Index rallied more than 11% during the
fourth quarter, bringing the full year gains to more than 26%. This is quite the rebound from a disappointing 2022. Importantly, growth stocks across capitalizations rebounded sharply this past year as well. Large-cap growth was the story for much of the year with the proverbial Magnificent Seven garnering much media attention, though other growth sectors also participated even as they received less fanfare. Large-cap growth stocks as measured by the Russell Growth
®
1000 Index rose 14.16% during the
fourth quarter and 42.68% for the full year, the strongest year for large-cap growth stocks in many years.
Late in the year, the rally broadened out further to included more small- and mid-cap names. Small-cap growth stocks as measured by Russell 2000
®
Growth Index (the “Index”), returned 12.75% during the fourth quarter, pushing the index to a solid 18.66%
return for the full year. Meanwhile, the Russell Midcap
®
Growth Index, delivered returns of 14.55% during the fourth quarter, and 25.87% for the full year.
Although we definitely appreciate the improved sentiment and interest-rate outlook, we also acknowledge that valuation of many large-cap growth stocks may have gotten ahead of themselves. As a result, in our opinion, smaller-cap stocks, especially within the small-cap growth style box, may appear especially attractive when compared to other market segments. Despite the recent challenges of the rising rate-hike cycle, many well-funded and well-run smaller-cap growth stocks have been resilient in the face of rising rates when analyzed by their underlying fundamentals. Our team is intensely focused on identifying potential opportunities within the secular growth investment universe, and we believe many of these are priced attractively compared to the broader market.
Moreover, we believe that the multi-year underperformance of some smaller and mid-sized growth companies position them favorably over the long term from a valuation standpoint, thus creating a set up to potentially outperform many other segments of the market. We are convinced that we are still in the early stages of a secular shift that is transforming how consumers, businesses, and employees interact, especially after witnessing extensive technological advancements and acceptance during the initial stages of the pandemic. What once were upstart innovative products and services have become mainstream and standard operating procedure for many companies. Furthermore, new emerging technologies such as artificial intelligence are poised to have a significant impact in the years ahead, particularly among growth-oriented investment styles.
How did Victory RS Small Cap Growth Fund (the “Fund”) perform during the reporting period?
The Fund (Class A Shares) returned 19.80% for the 12-month period ended December 31, 2023, outperforming the Index, which returned 18.66%.
What strategies did you employ during the reporting period?
The Fund seeks to provide long-term capital growth by investing primarily in small-cap companies that we believe have the potential to produce sustainable earnings growth over a multi-year horizon. The Fund’s outperformance relative to the Index for the 12-month period ended December 31, 2023 was driven by outperformance within the consumer staples and industrials sectors, offset by underperformance in the health care sector.
Within the consumer staples sector, the largest driver of outperformance was BellRing Brands, Inc. (“BellRing”), an operator of three major brands in the convenient nutrition sector, including Premier Protein as part of their specialized ready-to-drink
(RTD) beverages. We own BellRing due to its strong market position, with Premier Protein leading the shakes/RTD sub-category, aligning with the growing trends of health, convenience, and snacking in the $17B U.S. convenient nutrition market, and its attractive financial profile with solid growth potential, high customer loyalty, and innovative products. The stock performed exceptionally well during 2023 given strong execution, leveraging effective brand strategies and market investments to drive a very strong increase in net sales, showcasing their adeptness in market responsiveness and strategic management.
Within the health care sector, one of the largest drivers of relative underperformance was Inspire Medical Systems, Inc.
(“Inspire”), a medical technology company focused on the development and commercialization of minimally invasive solutions

Victory RS Small Cap Growth Fund
Managers’ Commentary (continued)
(Unaudited)
for patients with obstructive sleep apnea. We own Inspire given its promising minimally invasive stimulation therapy for sleep apnea, relatively low current market penetration and anticipated catalysts supporting outsized growth, and durable competitive advantages. The stock underwhelmed in 2023 given concerns over the impact of Glucagon-like peptide-1 (“GLP1s”) weight-loss drugs on the sleep apnea space. The negative market reaction stemmed from concerns raised during an earnings call about how
GLP1s might affect Inspire’s position in the sleep apnea market. We believe this concern is overblown and that GLP1s may have a path to where they increase the funnel for new patients that are currently disqualified given their high body mass.
Outlook
We are cautiously optimistic about the health of the domestic economy in 2024 and are excited about the prospect that the
U.S. Federal Reserve is done hiking interest rates. While the full impact on the economy is yet unclear, a healthy pullback in economic activity, if coupled with solid employment statistics could augur a very favorable back drop for growth stocks. We remain optimistic about the productivity of workers and consumers as well as the capital investment environment for businesses as we finished the year. Certain areas of the economy appear better positioned to adapt and grow, while company valuations vary significantly across styles.
In the current investment landscape, we believe there is a notable opportunity for secular growth companies outside of the mega-
cap growth category. Despite their relative underperformance since November 2020, smaller-cap secular growth companies have displayed continued strength in their underlying fundamentals. We anticipate this strength to persist, despite investors taking a pause on what had been a steady bounce back through the second half of the year given better-than-expected execution and performance. Conversely, more cyclical companies may face headwinds as valuations have caught up to fundamentals after a strong run since late 2020.
Overall, while uncertainty remains, we believe that opportunities will emerge in sectors and industries that demonstrate resilience and sustained growth. We feel that secular growth companies within the growth universe are particularly attractive due to their strong fundamentals and potential for continued outperformance.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

Victory RS Small Cap Growth Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Small Cap Growth Fund — Growth of $10,000
1
The unmanaged Russell 2000
®
Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000
®
Index
companies with higher price-to-book ratios and forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class R6 Class Y
INCEPTION DATE 11/30/87 9/6/07 1/22/07 7/12/17 5/1/07
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell 2000
®
Growth Index
1
One Year 19.80% 12.92% 18.91% 17.91% 19.26% 20.23% 20.14% 18.66%
Five Year 4.97% 3.74% 4.18% 4.18% 4.48% 5.34% 5.26% 9.22%
Ten Year 5.78% 5.15% 5.14% 5.14% 5.32% N/A 6.06% 7.16%
Since Inception N/A N/A N/A N/A N/A 5.07% N/A N/A

Victory RS Select Growth Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
After a rocky start to the fourth quarter in October 2023, investors came to the conclusion that the rate-hike cycle was drawing to a close. With that prospect, corporate earnings and economic growth continued to surpass expectations, while many measures of inflation moderated. With perceptions of inflation fears in the rear-view mirror, equities rallied and delivered strong absolute returns in November and December. Interestingly, we did see a shift in market internals as cyclical and defensive areas gave way to longer duration growth stocks. We believe this may be the beginning of a true change in leadership and harbinger of things to come.
The general sense of optimism was clearly evident in the broader market, as the S&P 500
®
Index rallied more than 11% during the
fourth quarter, bringing the full year gains to more than 26%. This is quite the rebound from a disappointing 2022. Importantly, growth stocks across capitalizations rebounded sharply this past year as well. Large-cap growth was the story for much of the year with the proverbial Magnificent Seven garnering much media attention, though other growth sectors also participated even as they received less fanfare. Large-cap growth stocks as measured by the Russell Growth
®
1000 Index rose 14.16% during the
fourth quarter and 42.68% for the full year, the strongest year for large-cap growth stocks in many years.
Late in the year, the rally broadened out further to included more small- and mid-cap names. Small-cap growth stocks as measured by Russell 2000
®
Growth Index, returned 12.75% during the fourth quarter, pushing the index to a solid 18.66% return for the full year. Meanwhile, the Russell Midcap
®
Growth Index, delivered returns of 14.55% during the fourth quarter, and 25.87% for the full year.
Although we appreciate the improved sentiment and interest-rate outlook, we also acknowledge that valuation of many large-cap growth stocks may have gotten ahead of themselves. As a result, in our opinion, smaller-cap stocks, especially within the small-
cap growth style box, may appear especially attractive when compared to other market segments. Despite the recent challenges of the rising rate-hike cycle, many well-funded and well-run smaller-cap growth stocks have been resilient in the face of rising rates when analyzed by their underlying fundamentals. Our team continues to be intensely focused on identifying potential opportunities within the secular growth investment universe, and we believe many of these are priced attractively compared to the broader market.
Moreover, we believe that the multi-year underperformance of some smaller and mid-sized growth companies position them favorably over the long term from a valuation standpoint, thus creating a set up to potentially outperform many other segments of the market. We are convinced that we are still in the early stages of a secular shift that is transforming how consumers, businesses, and employees interact, especially after witnessing extensive technological advancements and acceptance during the initial stages of the pandemic. What once were upstart innovative products and services have become mainstream and standard operating procedure for many companies. Furthermore, new emerging technologies such as artificial intelligence are poised to have a significant impact in the years ahead, particularly among growth-oriented investment styles.
How did Victory RS Select Growth Fund (the “Fund”) perform during the reporting period?
The Fund (Class A Shares) returned 18.63% for the 12-month period ended December 31, 2023, underperforming the Russell
2500™ Growth Index (the “Index”), which returned 18.93%.
What strategies did you employ during the reporting period?
The Fund seeks to provide long-term capital growth by investing primarily in small- and mid-cap companies that we believe have the potential to produce sustainable earnings growth over a multi-year horizon. The Fund’s underperformance relative to the Index for the 12-month period ended December 31, 2023 was driven by stock selection within the health care sector. Stock selection in the consumer staples and consumer discretionary sectors offset a portion of the Fund’s underperformance.
Within the health care sector, one of the largest drivers of underperformance was Insulet, Corp., a medical device company focused on Continuous Glucose Monitoring (CGM) systems and services for the large addressable diabetes market. We like the company’s position in this large, untapped market and believe that Insulet has many identifiable and durable competitive advantages. The stock underwhelmed in 2023 given concerns over the impact of Glucagon-like-peptide-1 (“GLP1s”) weight-loss drugs on the diabetes space. The negative market reaction stemmed from concerns about how GLP1s might affect the overall size of the diabetes market if massive swaths of consumers gain access to these new drugs and avoid developing diabetes. We believe this concern is overblown and that GLP1s may have many long-term health benefits for many patients, while others struggle to keep the weight off. Additionally, the market will grow naturally for Insulet’s products outside of the obesity led diabetes category.

Victory RS Select Growth Fund
Managers’ Commentary (continued)
(Unaudited)
Within the consumer staples sector, one of the largest drivers of outperformance was BellRing Brands, Inc. (“BellRing”), an operator of three major brands in the convenient nutrition sector, including Premier Protein as part of their specialized ready-
to-drink (“RTD”) beverages. We own BellRing due to its strong market position, with Premier Protein leading the shakes/RTD sub-category, aligning with the growing trends of health, convenience, and snacking in the $17B U.S. convenient nutrition market, and its attractive financial profile with solid growth potential, high customer loyalty, and innovative products. The stock performed exceptionally well during 2023 given strong execution, leveraging effective brand strategies and market investments to drive a very strong increase in net sales, showcasing their adeptness in market responsiveness and strategic management.
Within the consumer discretionary sector, one of the largest drivers of outperformance was apparel company, Abercrombie &
Fitch Co., (“Abercrombie & Fitch”). Abercrombie & Fitch is experiencing a renaissance in their brand and as such has been appealing to a younger demographic in a post-Covid, more casual, less flashy apparel environment. Younger consumers are resonating with Abercrombie & Fitch’s subtle fashion style, affordable price points, and durability. After years of lagging metrics, the company has executed well across multiple fronts: sales growth, margin improvement, inventory management and returns on capital and investors are taking notice of the turnaround at Abercrombie & Fitch. The stock performed extremely well in the fourth quarter as investors applauded these efforts with multiple expansions on top of increased earnings.
Outlook
We are cautiously optimistic about the health of the domestic economy in 2024 and are excited about the prospect that the
U.S. Federal Reserve is done hiking interest rates. While the full impact on the economy is yet unclear, a healthy pullback in economic activity, if coupled with solid employment statistics could augur a very favorable back drop for growth stocks. We remain optimistic about the productivity of workers and consumers as well as the capital investment environment for businesses as we finished the year. Certain areas of the economy appear better positioned to adapt and grow, while company valuations vary significantly across styles.
In the current investment landscape, we believe there is a notable opportunity for secular growth companies outside of the mega-
cap growth category. Despite their relative underperformance since November 2020, smaller-cap secular growth companies have displayed continued strength in their underlying fundamentals. We anticipate this strength to persist, despite investors taking a pause on what had been a steady bounce back through the second half of the year given better-than-expected execution and performance. Conversely, more cyclical companies may face headwinds as valuations have caught up to fundamentals after a strong run since late 2020.
Overall, while uncertainty remains, we believe that opportunities will emerge in sectors and industries that demonstrate resilience and sustained growth. We feel that secular growth companies within the growth universe are particularly attractive due to their strong fundamentals and potential for continued outperformance.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the fund.

Victory RS Select Growth Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Select Growth Fund — Growth of $10,000
1
The unmanaged Russell 2500
TM
 Growth Index is a market-capitalization-weighted index that measures the performance of those companies in the
Russell 2500
TM
Index with higher price-to-book ratios and higher forecasted growth values.  This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Russell 2000
®
Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000
®
Index
companies with higher price-to-book ratios and foreca sted growth values.  This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class R6 Class Y
INCEPTION DATE 8/1/96 11/15/07 2/12/07 11/15/16 5/1/09
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell 2500
TM
Growth Index
1
Russell 2000
®
Growth Index
2
One Year 18.63% 11.79% 17.78% 16.78% 18.03% 19.12% 19.00% 18.93% 18.66%
Five Year 8.59% 7.31% 7.76% 7.76% 8.04% 8.97% 8.88% 11.43% 9.22%
Ten Year 5.85% 5.23% 5.19% 5.19% 5.34% N/A 6.13% 8.78% 7.16%
Since Inception N/A N/A N/A N/A N/A 7.87% N/A N/A N/A

Victory RS Mid Cap Growth Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
After a rocky start to the fourth quarter in October 2023, investors came to the conclusion that the rate-hike cycle was drawing to a close. With that prospect, corporate earnings and economic growth continued to surpass expectations, while many measures of inflation moderated. With perceptions of inflation fears in the rear-view mirror, equities rallied and delivered strong absolute returns in November and December. Interestingly, we did see a shift in market internals as cyclical and defensive areas gave way to longer duration growth stocks. We believe this may be the beginning of a true change in leadership and harbinger of things to come.
The general sense of optimism was clearly evident in the broader market, as the S&P 500
®
Index rallied more than 11% during the
fourth quarter, bringing the full year gains to more than 26%. This is quite the rebound from a disappointing 2022. Importantly, growth stocks across capitalizations rebounded sharply this past year as well. Large-cap growth was the story for much of the year with the proverbial Magnificent Seven garnering much media attention, though other growth sectors also participated even as they received less fanfare. Large-cap growth stocks as measured by the Russell Growth
®
1000 Index rose 14.16% during the
fourth quarter and 42.68% for the full year, the strongest year for large-cap growth stocks in many years.
Late in the year, the rally broadened out further to included more small- and mid-cap names. Small-cap growth stocks as measured by Russell 2000
®
Growth Index, returned 12.75% during the fourth quarter, pushing the index to a solid 18.66% return for the full year. Meanwhile, the Russell Midcap
®
Growth Index (the “Index”), delivered returns of 14.55% during the fourth quarter, and
25.87% for the full year.
Although we appreciate the improved sentiment and interest-rate outlook, we also acknowledge that valuation of many large-cap growth stocks may have gotten ahead of themselves. As a result, in our opinion, smaller-cap stocks, especially within the small-
cap growth style box, may appear especially attractive when compared to other market segments. Despite the recent challenges of the rising rate-hike cycle, many well-funded and well-run smaller-cap growth stocks have been resilient in the face of rising rates when analyzed by their underlying fundamentals. Our team is intensely focused on identifying potential opportunities within the secular growth investment universe, and we believe many of these are priced attractively compared to the broader market.
Moreover, we believe that the multi-year underperformance of some smaller and mid-sized growth companies position them favorably over the long term from a valuation standpoint, thus creating a set up to potentially outperform many other segments of the market. We are convinced that we are still in the early stages of a secular shift that is transforming how consumers, businesses, and employees interact, especially after witnessing extensive technological advancements and acceptance during the initial stages of the pandemic. What once were upstart innovative products and services have become mainstream and standard operating procedure for many companies. Furthermore, new emerging technologies such as artificial intelligence are poised to have a significant impact in the years ahead, particularly among growth-oriented investment styles.
How did Victory Mid Cap Growth Fund (the “Fund”) perform during the reporting period?
The Fund (Class A Shares) returned 17.91% for the 12-month period ended December 31, 2023, underperforming the Index, which returned 25.87%.
What strategies did you employ during the reporting period?
The Fund seeks to provide long-term capital growth by investing primarily in mid-cap companies that we believe have the potential to produce sustainable earnings growth over a multi-year horizon. The Fund’s underperformance relative to the Index for the twelve-month period ended December 31, 2023 was driven by stock selection within the health care and consumer discretionary sectors, while stock selection in consumer staples and energy offset a portion of the Fund’s negative relative performance.
Within the health care sector, one of the largest underperformers was West Pharmaceuticals Services, Inc. (“West”), a
biopharmaceutical company that is focused on proprietary packaging, containment and drug delivery products, along with analytical lab services, to biologic, generic and pharmaceutical drug customers. West is a very defensive and steady health care company, and during the fourth quarter the market favored clinical stage biotech and other higher-beta companies. We believe West’s dominant market share and strong competitive advantages in the biologics packaging market positions it well to outperform as the industry recovers, and as such West remains a core holding and a unique way to leverage the positive trends we see in biotech.
Within the health care sector, another driver of underperformance was Insulet, Corp., a medical device company focused on
Continuous Glucose Monitoring (CGM) systems and services for the large addressable diabetes market. We like the company’s

Victory RS Mid Cap Growth Fund
Managers’ Commentary (continued)
(Unaudited)
position in this large, untapped market and believe that Insulet has many identifiable and durable competitive advantages. The stock also underwhelmed in 2023 given concerns over the impact of Glucagon-like peptide-1 (“GLP1s”) weight-loss drugs on the diabetes space. The negative market reaction stemmed from concerns about how GLP1s might affect the overall size of the diabetes market if massive swaths of consumers gain access to these new drugs and avoid developing diabetes. We believe this concern is overblown and that GLP1s may have many long-term health benefits for many patients, while others struggle to keep the weight off. Additionally, the market will grow naturally for Insulet’s products outside of the obesity led diabetes category.
Within the consumer staples sector, one of the largest drivers of outperformance was BellRing Brands, Inc. (“BellRing”), an operator of three major brands in the convenient nutrition sector, including Premier Protein as part of their specialized ready-
to-drink (RTD) beverages. We owned BellRing due to its strong market position, with Premier Protein leading the shakes/RTD sub-category, aligning with the growing trends of health, convenience, and snacking in the $17B U.S. convenient nutrition market, and its attractive financial profile with solid growth potential, high customer loyalty, and innovative products. The stock performed exceptionally well during the most recent quarter given strong execution, leveraging effective brand strategies and market investments to drive a strong increase in net sales. We exited the position in the fourth quarter.
Within the energy sector, the largest contributor to relative outperformance was Diamondback Energy, Inc. (“Diamondback”), an
exploration and production (E&P) company focused primarily in the Permian basin. Diamondback has proven for many years to be best-in-class operator with superior returns on invested capital due to a low-cost drilling competitive advantage and because of the quality of their acreage. In 2023, when quality mattered in the E&P sector, Diamondback delivered strong cash flow that was used to buy back stock, pay dividends and reduce debt. The company also managed a balanced production growth plan that lived within cash flow, a development that rewarded investors handsomely.
Outlook
We are cautiously optimistic about the health of the domestic economy in 2024 and are excited about the prospect that the
U.S. Federal Reserve is done hiking interest rates. While the full impact on the economy is yet unclear, a healthy pullback in economic activity, if coupled with solid employment statistics could augur a very favorable back drop for growth stocks. We remain optimistic about the productivity of workers and consumers as well as the capital investment environment for businesses as we finished the year. Certain areas of the economy appear better positioned to adapt and grow, while company valuations vary significantly across styles.
In the current investment landscape, we believe there is a notable opportunity for secular growth companies outside of the mega-
cap growth category. Despite their relative underperformance since November 2020, smaller-cap secular growth companies have displayed continued strength in their underlying fundamentals. We anticipate this strength to persist, despite investors taking a pause on what had been a steady bounce back through the second half of the year given better-than-expected execution and performance. Conversely, more cyclical companies may face headwinds as valuations have caught up to fundamentals after a strong run since late 2020.
Overall, while uncertainty remains, we believe that opportunities will emerge in sectors and industries that demonstrate resilience and sustained growth. We feel that secular growth companies within the growth universe are particularly attractive due to their strong fundamentals and potential for continued outperformance.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the fund.

Victory RS Mid Cap Growth Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Mid Cap Growth Fund — Growth of $10,000
1
The unmanaged Russell Midcap
®
Growth Index is a market-capitalization-weighted index that measures the performance of those companies in the
Russell Midcap
®
Index with higher price-to-book ratios and higher forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class R6 Class Y Member Class
INCEPTION DATE 7/12/95 5/21/07 12/4/06 11/15/16 5/1/07 11/2/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell Midcap
®
Growth Index
1
One Year 17.91% 11.11% 16.76% 15.76% 17.12% 18.17% 18.20% 18.09% 25.87%
Five Year 6.78% 5.52% 5.82% 5.82% 6.15% 7.06% 7.05% N/A 13.81%
Ten Year 5.82% 5.19% 5.07% 5.07% 5.22% N/A 6.08% N/A 10.57%
Since Inception N/A N/A N/A N/A N/A 7.08% N/A -1.44% N/A

Victory RS Growth Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
After a rocky start to the fourth quarter in October 2023, investors came to the conclusion that the rate-hike cycle was drawing to a close. With that prospect, corporate earnings and economic growth continued to surpass expectations, while many measures of inflation moderated. With perceptions of inflation fears in the rear-view mirror, equities rallied and delivered strong absolute returns in November and December. Interestingly, we did see a shift in market internals as cyclical and defensive areas gave way to longer duration growth stocks. We believe this may be the beginning of a true change in leadership and harbinger of things to come.
The general sense of optimism was clearly evident in the broader market, as the S&P 500
®
Index rallied more than 11% during the
fourth quarter, bringing the full year gains to more than 26%. This is quite the rebound from a disappointing 2022. Importantly, growth stocks across capitalizations rebounded sharply this past year as well. Large-cap growth was the story for much of the year with the proverbial Magnificent Seven garnering much media attention, though other growth sectors also participated even as they received less fanfare. Large-cap growth stocks as measured by the Russell Growth
®
1000 Index (the “Index”) rose 14.16% during
the fourth quarter and 42.68% for the full year, the strongest year for large-cap growth stocks in many years.
Late in the year, the rally broadened out further to included more small- and mid-cap names. Small-cap growth stocks, as measured by Russell 2000
®
Growth Index, returned 12.75% during the fourth quarter, pushing the index to a solid 18.66% return for the full year. Meanwhile, the Russell Midcap
®
Growth Index delivered returns of 14.55% during the fourth quarter, and
25.87% for the full year.
Although we appreciate the improved sentiment and interest-rate outlook, we also acknowledge that valuation of many large-cap growth stocks may have gotten ahead of themselves. As a result, in our opinion, smaller-cap stocks, especially within the small-
cap growth style box, may appear especially attractive when compared to other market segments. Despite the recent challenges of the rising rate-hike cycle, many well-funded and well-run smaller-cap growth stocks have been resilient in the face of rising rates when analyzed by their underlying fundamentals. Our team is intensely focused on identifying potential opportunities within the secular growth investment universe, and we believe many of these are priced attractively compared to the broader market.
Moreover, we believe that the multi-year underperformance of some smaller and mid-sized growth companies position them favorably over the long term from a valuation standpoint, thus creating a set up to potentially outperform many other segments of the market. We are convinced that we are still in the early stages of a secular shift that is transforming how consumers, businesses, and employees interact, especially after witnessing extensive technological advancements and acceptance during the initial stages of the pandemic. What once were upstart innovative products and services have become mainstream and standard operating procedure for many companies. Furthermore, new emerging technologies such as artificial intelligence are poised to have a significant impact in the years ahead, particularly among growth-oriented investment styles.
How did Victory RS Growth Fund (the “Fund”) perform during the reporting period?
The Fund (Class A Shares) returned 44.65% for the 12-month period ended December 31, 2023, outperforming the Index, which returned 42.68%.
What strategies did you employ during the reporting period?
The Fund seeks to provide long-term capital growth by investing primarily in large-cap companies that we believe have the potential to produce sustainable earnings growth over a multi-year horizon. The Fund’s outperformance relative to the Index for the 12-month period ended December 31, 2023 was driven by stock selection within the technology, industrials, and consumer staples sectors, offset in part by stock selection within the financial services sector.
Within the technology sector, a significant outperformer was semiconductor and systems holding NVIDIA Corp. (“NVIDIA”), a chip maker that is benefitting from the rapid buildout of systems to handle the complex analysis of data created by generative artificial intelligence (“AI”). We believe that we are in the early innings of adoption, and that C-level executives will be building their “AI strategy” for the next several years in order to remain competitive. NVIDIA has a dominant share and their architecture has a unique competitive advantage that we believe should allow them to gain share for many years. We continue to believe that
NVIDIA’s first mover advantage will benefit their revenue and margin growth over a multiple year basis.
Within the industrials sector, a major contributor to outperformance was transportation holding Old Dominion Freight Line, Inc.
(“Old Dominion”), a less-than-truckload (“LTL”) company that engages in the hauling of freight and logistics for a multitude of diversified end markets. We own Old Dominion because of its demonstrated growth momentum and strategic positioning in

Victory RS Growth Fund
Managers’ Commentary (continued)
(Unaudited)
the LTL market given its strong presence across the United States and for the opportunity for Old Dominion to gain share with the impending bankruptcy of Old Dominion competitor Yellow Freight. We believe Old Dominion will be clear winner in the dissolution of Yellow’s service centers and subsequent customer defection.
Within the consumer staples sector, one of the largest drivers of outperformance was BellRing Brands, Inc. (“BellRing”), an operator of three major brands in the convenient nutrition sector, including Premier Protein as part of their specialized ready-
to-drink (RTD) beverages. We owned BellRing due to its strong market position, with Premier Protein leading the shakes/RTD sub-category, aligning with the growing trends of health, convenience, and snacking in the $17B U.S. convenient nutrition market, and its attractive financial profile with solid growth potential, high customer loyalty, and innovative products. The stock performed exceptionally well during the most recent quarter given strong execution, leveraging effective brand strategies and market investments to drive a strong increase in net sales.
Within the financial services sector, one of the largest contributors to underperformance was diversified financial services holding
LPL Financial Holdings, Inc. (“LPL”), an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at financial institutions. Over the years, LPL has grown its business and organization both organically and through several acquisitions of other financial advisory firms. We initially purchased the stock given its positioning as a pure-play advisor, unconflicted with product manufacturing or distribution, which has reduced the business model cyclicality given the shift to advisory and away from brokerage. The stock had performed well in 2022 due to strong organic growth coupled with sensitivity to lower interest rates, and unfortunately the latter weighed heavily on sentiment in 2023 and caused the stock to underperform despite our bullish thesis. We exited the position to move capital into other names within the financial services sector that did not have exposure to lower rates ahead.
Outlook
We are cautiously optimistic about the health of the domestic economy in 2024 and are excited about the prospect that the
U.S. Federal Reserve is done hiking interest rates. While the full impact on the economy is yet unclear, a healthy pullback in economic activity, if coupled with solid employment statistics could augur a very favorable back drop for growth stocks. We remain optimistic about the productivity of workers and consumers as well as the capital investment environment for businesses as we finished the year. Certain areas of the economy appear better positioned to adapt and grow, while company valuations vary significantly across styles.
In the current investment landscape, we believe there is a notable opportunity for secular growth companies outside of the mega-
cap growth category. Despite their relative underperformance since November 2020, smaller-cap secular growth companies have displayed continued strength in their underlying fundamentals. We anticipate this strength to persist, despite investors taking a pause on what had been a steady bounce back through the second half of the year given better-than-expected execution and performance. Conversely, more cyclical companies may face headwinds as valuations have caught up to fundamentals after a strong run since late 2020.
Overall, while uncertainty remains, we believe that opportunities will emerge in sectors and industries that demonstrate resilience and sustained growth. We feel that secular growth companies within the growth universe are particularly attractive due to their strong fundamentals and potential for continued outperformance.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the fund.

Victory RS Growth Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Growth Fund — Growth of $10,000
1
The unmanaged Russell 1000
®
Growth Index is a market-capitalization-weighted index that measures the performance of Russell 1000
®
Index
companies with higher price-to-book ratios and higher forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y
INCEPTION DATE 5/12/92 6/30/07 11/27/06 5/1/07
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Russell 1000
®
Growth Index
1
One Year 44.65% 36.34% 43.46% 42.46% 43.78% 45.05% 42.68%
Five Year 15.29% 13.94% 14.34% 14.34% 14.61% 15.61% 19.50%
Ten Year 11.28% 10.62% 10.55% 10.55% 10.61% 11.59% 14.86%

Victory RS Science and Technology Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
After a rocky start to the fourth quarter in October 2023, investors came to the conclusion that the rate-hike cycle was drawing to a close. With that prospect, corporate earnings and economic growth continued to surpass expectations, while many measures of inflation moderated. With perceptions of inflation fears in the rear-view mirror, equities rallied and delivered strong absolute returns in November and December. Interestingly, we did see a shift in market internals as cyclical and defensive areas gave way to longer duration growth stocks. We believe this may be the beginning of a true change in leadership and harbinger of things to come.
The general sense of optimism was clearly evident in the broader market, as the S&P 500
®
Index rallied more than 11% during the
fourth quarter, bringing the full year gains to more than 26%. This is quite the rebound from a disappointing 2022. Importantly, growth stocks across capitalizations rebounded sharply this past year as well. Large-cap growth was the story for much of the year with the proverbial Magnificent Seven (i.e., Apple, Microsoft, Alphabet, Amazon, Nvidia, Meta, and Tesla) garnering much media attention, though other growth sectors also participated even as they received less fanfare. Large-cap growth stocks as measured by the Russell Growth
®
1000 Index rose 14.16% during the fourth quarter and 42.68% for the full year, the strongest year for large-cap growth stocks in many years.
Late in the year, the rally broadened out further to included more small- and mid-cap names. Small-cap growth stocks, as measured by Russell 2000
®
Growth Index, returned 12.75% during the fourth quarter, pushing the index to a solid 18.66% return for the full year. Meanwhile, the Russell Midcap
®
Growth Index, delivered returns of 14.55% during the fourth quarter, and
25.87% for the full year.
Although we appreciate the improved sentiment and interest-rate outlook, we also acknowledge that valuation of many large-cap growth stocks may have gotten ahead of themselves. As a result, in our opinion, smaller-cap stocks, especially within the small-
cap growth style box, may appear especially attractive when compared to other market segments. Despite the recent challenges of the rising rate-hike cycle, many well-funded and well-run smaller-cap growth stocks have been resilient in the face of rising rates when analyzed by their underlying fundamentals. Our team continues to be intensely focused on identifying potential opportunities within the secular growth investment universe, and we believe many of these are priced attractively compared to the broader market.
Moreover, we believe that the multi-year underperformance of some smaller and mid-sized growth companies position them favorably over the long term from a valuation standpoint, thus creating a set up to potentially outperform many other segments of the market. We are convinced that we are still in the early stages of a secular shift that is transforming how consumers, businesses, and employees interact, especially after witnessing extensive technological advancements and acceptance during the initial stages of the pandemic. What once were upstart innovative products and services have become mainstream and standard operating procedure for many companies. Furthermore, new emerging technologies such as artificial intelligence are poised to have a significant impact in the years ahead, particularly among growth-oriented investment styles.
How did Victory RS Science & Technology Fund (the “Fund”) perform during the reporting period?
The Fund (Class A Shares) returned 32.57% for the 12-month period ended December 31, 2023, underperforming the 61.13%
return by the S&P North American Technology Sector Index™ (the “Index”) and outperforming the 26.29% return by the broader
S&P 500
®
Index.
What strategies did you employ during the reporting period?
The Fund seeks to provide long-term capital growth by investing in technology-oriented companies across market capitalizations and sectors that we believe have greater earnings potential relative to market expectations. The Fund’s performance relative to the index for the 12-month period ended December 31, 2023, was hindered by exposure to innovative companies within the Health
Care sector, as well as a tilt toward smaller-cap companies relative to the Index.
Within the technology sector, the largest detractor was NVIDIA Corp. “(NVIDIA”), a provider of semiconductor technologies that drives advances in artificial intelligence (“AI”), high performance computing (“HPC”), gaming, creative design, autonomous vehicles, and robotics. We had an ending position of 3.54% in NVIDIA, but we were underweight the Index’s ending weight of
7.41%, largely owed to the Fund’s preference to own smaller cap names. NVIDIA had an incredibly strong year on the back of their position in providing solutions to the AI revolution, as its chips were in high demand. While we continue to believe in the
NVIDIA market position, we anticipate the AI tailwinds to drive other smaller cap holdings.

Victory RS Science and Technology Fund
Managers’ Commentary (continued)
(Unaudited)
Within the technology sector, another driver of underperformance was information technology holding was Paycom Software, a provider of human capital management and payroll software. The company has had a compelling model of high growth and high margins from IPO and has been a long held position in the Fund. The company has been a pioneer in the field of payroll software and has been transitioning customers to their vision of employee led payroll. While management sees this as the model of the future, the effort in transitioning customers has proven to be a detractor from productivity. The stock sold off meaningfully in the fourth quarter as they offered disappointing results and we moved on from the position.
Within the technology sector, another driver of relative underperformance was information technology holding Ambarella,
Inc. (“Ambarella”), a supplier of low-power, high-definition video compression, image processing and computer vision semiconductors. Ambarella was a poor performer in 2023 as global macro weakness and inventory digestion at its key internet of things (“IoT”) and automotive customers led to declining orders for Ambarella’s products. Ambarella’s semiconductors are used in various products including security cameras, surveillance systems and advanced driver-assistance systems (“ADAS”) in vehicles. We continue to own Ambarella because the IoT inventory digestion is nearly complete, and we believe demand is set to rebound in 2024 as the macro environment improves. Additionally, its computer vision technology and collaboration with Tier
1 automotive suppliers Continental and Bosch uniquely positions the company to capitalize on the growing ADAS adoption and ultimately L2+ to L4 autonomous vehicles over the next decade.
Within the technology sector, the largest driver of outperformance was software holding Varonis Systems, Inc. (“Varonis”).
Varonis is a provider of security software, especially in the field of data security. The company’s software helps organizations understand where data is exposed in their organization and if proper access controls to that data is in place. We initially purchased
Varonis as it was transitioning to a term-based licensing model. In 2023, the stock sold off after being one of earlier companies to acknowledge macro headwinds and using that opportunity to transition from a term-based model to a software as a service
(“SaaS”) model. The combination of resetting guidance and introducing a SaaS product positioned the stock to outperform in
2023. Next year, this SaaS product should be made available to the installed base, which we believe will drive earnings upside.
In addition, we believe Varonis stands to benefit from the need for data security as a precursor to AI deployments within the enterprise.
Another contributor within the technology sector was holding Monolithic Power Systems, Inc. (“MPWR”), a leading provider of high-performance power management integrated circuits , as new design wins, market share gains and accelerating spending within data center markets to support new generative AI applications more than offset macro headwinds that negatively impacted semiconductor demand globally. We continue to own MPWR because we believe its best-in-class technology competitive advantages (proprietary bottom dead center manufacturing process that leads to greater power efficiency, higher levels of integration, smaller die size and lower cost structure) and exposure to high growth markets with increasing semiconductor content like auto, communications and data centers, should drive consistent market share gains and above-market growth with expanding profitability and return on invested capital.
Within the health care sector, a material contributor was biotechnology holding Reata Pharmaceuticals, Inc. (“Reata”). Reata developed Skyclarys for the treatment of the rare disease Friedreich's ataxia. The company had applied for approval of the drug in 2023, with a PDUFA (Federal Drug Administration (“FDA”) decision date) of February 28, 2023. We determined through our work that shares did not appropriately reflect the likelihood for Skyclarys approval nor the drug’s revenue prospects, and we established a position in the weeks prior to the PDUFA date. On February 28th, the drug was indeed approved by the FDA, and on July 28th it was announced that Biogen had agreed to acquire Reata at $172.50 per share. At that point, we sold our position.
Outlook
We are cautiously optimistic about the health of the domestic economy in 2024 and are excited about the prospect that the
U.S. Federal Reserve is done hiking interest rates. While the full impact on the economy is yet unclear, a healthy pullback in economic activity, if coupled with solid employment statistics could augur a very favorable back drop for growth stocks. We remain optimistic about the productivity of workers and consumers as well as the capital investment environment for businesses as we finished the year. Certain areas of the economy appear better positioned to adapt and grow, while company valuations vary significantly across styles.
In the current investment landscape, we believe there is a notable opportunity for secular growth companies outside of the mega-
cap growth category. Despite their relative underperformance since November 2020, smaller-cap secular growth companies have displayed continued strength in their underlying fundamentals. We anticipate this strength to persist, despite investors taking a pause on what had been a steady bounce back through the second half of the year given better-than-expected execution and

Victory RS Science and Technology Fund
Managers’ Commentary (continued)
(Unaudited)
performance. Conversely, more cyclical companies may face headwinds as valuations have caught up to fundamentals after a strong run since late 2020.
Overall, while uncertainty remains, we believe that opportunities will emerge in sectors and industries that demonstrate resilience and sustained growth. We feel that secular growth companies within the growth universe are particularly attractive due to their strong fundamentals and potential for continued outperformance.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the fund.

Victory RS Science and Technology Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Science and Technology Fund — Growth of $10,000
1
The unmanaged S&P North American Technology Sector Index
TM
is a modified capitalization-weighted index based on a universe of technology-
related stocks.  This index does not include th e effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged S&P 500
®
Index is a market-capitalization-weighted index that measures the performance of the common stocks of 500 leading U.S.
companies. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y
INCEPTION DATE 11/15/95 5/2/07 1/19/07 5/1/07
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
S&P North
American
Technology
Sector Index
TM1
S&P 500
®
Index
2
One Year 32.57% 24.95% 31.56% 30.56% 32.01% 32.90% 61.13% 26.29%
Five Year 9.34% 8.05% 8.48% 8.48% 8.85% 9.60% 22.21% 15.69%
Ten Year 11.03% 10.38% 10.32% 10.32% 10.53% 11.30% 18.72% 12.03%

Victory RS Small Cap Equity Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
After a rocky start to the fourth quarter in October 2023, investors came to the conclusion that the rate-hike cycle was drawing to a close. With that prospect, corporate earnings and economic growth continued to surpass expectations, while many measures of inflation moderated. With perceptions of inflation fears in the rear-view mirror, equities rallied and delivered strong absolute returns in November and December. Interestingly, we did see a shift in market internals as cyclical and defensive areas gave way to longer duration growth stocks. We believe this may be the beginning of a true change in leadership and harbinger of things to come.
The general sense of optimism was clearly evident in the broader market, as the S&P 500
®
Index rallied more than 11% during the
fourth quarter, bringing the full year gains to more than 26%. This is quite the rebound from a disappointing 2022. Importantly, growth stocks across capitalizations rebounded sharply this past year as well. Large-cap growth was the story for much of the year with the proverbial Magnificent Seven (i.e., Alphabet, Amazon, Apple, Meta, Microsoft, Nvidia, and Tesla) garnering much media attention, though other growth sectors also participated even as they received less fanfare. Large-cap growth stocks as measured by the Russell Growth
®
1000 Index rose 14.16% during the fourth quarter and 42.68% for the full year, the strongest year for large-cap growth stocks in many years.
Late in the year, the rally broadened out further to included more small- and mid-cap names. Small-cap growth stocks as measured by Russell 2000
®
Growth Index (the “Index”), returned 12.75% during the fourth quarter, pushing the index to a solid 18.66%
return for the full year. Meanwhile, the Russell Midcap
®
Growth Index, delivered returns of 14.55% during the fourth quarter, and
25.87% for the full year.
Although we appreciate the improved sentiment and interest-rate outlook, we also acknowledge that valuation of many large-cap growth stocks may have gotten ahead of themselves. As a result, in our opinion, smaller-cap stocks, especially within the small-
cap growth style box, may appear especially attractive when compared to other market segments. Despite the recent challenges of the rising rate-hike cycle, many well-funded and well-run smaller-cap growth stocks have been resilient in the face of rising rates when analyzed by their underlying fundamentals. Our team continues to be intensely focused on identifying potential opportunities within the secular growth investment universe, and we believe many of these are priced attractively compared to the broader market.
Moreover, we believe that the multi-year underperformance of some smaller and mid-sized growth companies position them favorably over the long term from a valuation standpoint, thus creating a set up to potentially outperform many other segments of the market. We are convinced that we are still in the early stages of a secular shift that is transforming how consumers, businesses, and employees interact, especially after witnessing extensive technological advancements and acceptance during the initial stages of the pandemic. What once were upstart innovative products and services have become mainstream and standard operating procedure for many companies. Furthermore, new emerging technologies such as artificial intelligence are poised to have a significant impact in the years ahead, particularly among growth-oriented investment styles.
How did Victory RS Small Cap Equity (the “Fund”) perform during the reporting period?
The Fund (Class A Shares) returned 7.27% for the 12-month period ended December 31, 2023, underperforming the Index, which returned 18.66%.
What strategies did you employ during the reporting period?
The Fund seeks to provide long-term capital growth by investing primarily in small-cap companies that we believe have the potential to produce sustainable earnings growth over a multi-year horizon. The Fund’s underperformance relative to the
Index for the 12-month period ended December 31, 2023, was driven by stock selection within the technology, health care and financial services sectors, while stock selection in the consumer staples and industrials sector offset some of the Fund’s relative underperformance.
Within the technology sector, the largest driver of underperformance was semiconductors and components holding Impinj, Inc
“(Impinj”). Impinj engages in the development and sale of RAIN, a radio frequency identification solution. Its platform allows inventory management, patient safety, asset tracking, and item authentication for the retail, health care, supply chain and logistics, hospitality, food and beverage, and industrial manufacturing industries. We initially purchased Impinj as the company is the market leader for RAIN radio frequency identification (“RFID”) tags, with ~47% market share, while they operate in a huge, open-ended growth opportunity as RFID technology has been around for a while, but penetration is still low. There were ~20 billion RFID tags produced in 2020 vs. a potential 10 trillion annual unit total addressable market, implying <0.2% penetration. Impinj was a strong

Victory RS Small Cap Equity Fund
Managers’ Commentary (continued)
(Unaudited)
performer in 2022 driven by continued strong demand for RFIDs and wafer upside from Taiwan Semiconductor Manufacturing
Company, however, a broader industry downturn in 2023 caused Impinj to miss analyst expectations in 2023 and the stock under-
performed meaningfully.
Within the health care sector, a material driver of relative underperformance was Inspire Medical Systems, Inc., a medical technology company focused on the development and commercialization of minimally invasive solutions for patients with obstructive sleep apnea . We own Inspire given its promising minimally invasive stimulation therapy for sleep apnea, relatively low current market penetration and anticipated catalysts supporting outsized growth, and durable competitive advantages. The stock underwhelmed in 2023 given concerns over the impact of Glucagon-like peptide-1 (“GLP1s”) weight-loss drugs on the sleep apnea space. The negative market reaction stemmed from concerns raised during an earnings call about how GLP1s might affect Inspire’s position in the sleep apnea market. We believe this concern is overblown and that GLP1s may have a path to where they increase the funnel for new patients that are currently disqualified given their high body mass.
Within the financial services sector, a driver of underperformance was consumer finance and credit services holding Payoneer
Global Inc. (“Payoneer”). Payoneer simplifies the process for businesses to pay and get paid globally with their global payments /
commerce platform that provides services to both sides of a two-sided commerce network. We initially purchased Payoneer given the growth in their digital marketplace given the convenience they provide consumers, as well as the expanded customer base they offer to merchants. We had the view that estimates for the company were too low given the large float they hold on behalf of customers that can now earn a material interest in the higher interest rate environment. The stock underwhelmed in the calendar year, despite strong execution driven by the company’s growth and increased penetration of the company’s offerings, due to a higher-than-expected ramp in forecasted expenses in 2023 and overall sentiment for the payments category and the prospect of lower rates ahead. We are excited about the prospects for Payoneer in 2024 as they execute on their growth initiatives, regardless of the path of rates.
A meaningful performer in the consumer staples sector was BellRing Brands, Inc. (“BellRing”), an operator of three major brands in the convenient nutrition sector, including Premier Protein as part of their specialized ready-to-drink (“RTD”) beverages. We own BellRing due to its strong market position, with Premier Protein leading the shakes/RTD sub-category, aligning with the growing trends of health, convenience, and snacking in the $17B U.S. convenient nutrition market, and its attractive financial profile with solid growth potential, high customer loyalty, and innovative products. The stock performed exceptionally well during 2023 given strong execution, leveraging effective brand strategies and market investments to drive a very strong increase in net sales, showcasing their adeptness in market responsiveness and strategic management.
A top performer within the industrials sector was scientific instruments holding Evoqua Water Technologies Corp. (“Evoqua”).
Evoqua provides water treatment equipment and services, such as filter presses, intake rebuilds, and electrocatalytic services, as well as sludge dryers, digester covers, captivator systems, and other related technologies to the industrial, commercial, and municipal water treatment markets. We purchased Evoqua given its significant exposure to services, aftermarket and repair markets, which provides the company with a diverse and large set of end markets. The company has experienced accelerating organic growth the last few years and was executing well early in 2023. The company was subsequently acquired for a healthy premium early in 2023 by Xylem, Inc. (“Xylem”). While we were optimistic about the future for Evoqua, the valuation was compelling for Xylem to pay a meaningful premium and illuminate the value that lies within our portfolio.
Outlook
We are cautiously optimistic about the health of the domestic economy in 2024 and are excited about the prospect that the
U.S. Federal Reserve is done hiking interest rates. While the full impact on the economy is yet unclear, a healthy pullback in economic activity, if coupled with solid employment statistics could augur a very favorable back drop for growth stocks. We remain optimistic about the productivity of workers and consumers as well as the capital investment environment for businesses as we finished the year. Certain areas of the economy appear better positioned to adapt and grow, while company valuations vary significantly across styles.
In the current investment landscape, we believe there is a notable opportunity for secular growth companies outside of the mega-
cap growth category. Despite their relative underperformance since November 2020, smaller-cap secular growth companies have displayed continued strength in their underlying fundamentals. We anticipate this strength to persist, despite investors taking a pause on what had been a steady bounce back through the second half of the year given better-than-expected execution and performance. Conversely, more cyclical companies may face headwinds as valuations have caught up to fundamentals after a strong run since late 2020.

Victory RS Small Cap Equity Fund
Managers’ Commentary (continued)
(Unaudited)
Overall, while uncertainty remains, we believe that opportunities will emerge in sectors and industries that demonstrate resilience and sustained growth. We feel that secular growth companies within the growth universe are particularly attractive due to their strong fundamentals and potential for continued outperformance.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the fund.

Victory RS Small Cap Equity Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Small Cap Equity Fund — Growth of $10,000
1
The unmanaged Russell 2000
®
Growth Index is a market-capitalization-weighted index that measures the performance of Russell 2000
®
Index
companies with higher price-to-book ratios and forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y Member Class
INCEPTION DATE 5/1/97 8/7/00 5/15/01 5/1/07 11/2/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell
2000
®
Growth
Index
1
One Year 7.27% 1.12% 6.44% 5.44% 6.71% 7.49% 7.37% 18.66%
Five Year 3.58% 2.36% 2.71% 2.71% 3.11% 3.78% N/A 9.22%
Ten Year 5.34% 4.72% 4.62% 4.62% 4.87% 5.51% N/A 7.16%
Since Inception N/A N/A N/A N/A N/A N/A -7.45% N/A

25
Victory Portfolios
Victory RS Small Cap Growth Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Sprout Social, Inc., Class A
2.6%
MACOM Technology Solutions Holdings, Inc.
2.5%
CyberArk Software Ltd.
2.1%
Tecnoglass, Inc.
1.8%
Clean Harbors, Inc.
1.8%
Varonis Systems, Inc.
1.7%
Skyline Champion Corp.
1.6%
Altair Engineering, Inc., Class A
1.5%
Semtech Corp.
1.5%
RH
1.5%
Information Technology
25.5%
Health Care
24.4%
Industrials
22.5%
Consumer Discretionary
8.8%
Financials
8.5%
Consumer Staples
4.7%
Energy
4.1%
Materials
1.6%

26
Victory Portfolios
Victory RS Select Growth Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Dynatrace, Inc.
4.1%
MACOM Technology Solutions Holdings, Inc.
3.1%
Apellis Pharmaceuticals, Inc.
2.6%
Check Point Software Technologies Ltd.
2.6%
Clean Harbors, Inc.
2.4%
Five9, Inc.
2.3%
Amicus Therapeutics, Inc.
2.3%
Exact Sciences Corp.
2.2%
YETI Holdings, Inc.
2.1%
Chart Industries, Inc.
2.1%
Information Technology
25.1%
Health Care
21.4%
Industrials
21.2%
Financials
10.3%
Consumer Discretionary
8.6%
Consumer Staples
5.8%
Energy
3.8%
Materials
1.1%

27
Victory Portfolios
Victory RS Mid Cap Growth Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
The Trade Desk, Inc., Class A
3.1%
Crowdstrike Holdings, Inc., Class A
2.9%
Pinterest, Inc., Class A
2.9%
Dexcom, Inc.
2.8%
MSCI, Inc.
2.7%
Ross Stores, Inc.
2.7%
Dynatrace, Inc.
2.6%
Clean Harbors, Inc.
2.3%
West Pharmaceutical Services, Inc.
2.2%
Celsius Holdings, Inc.
2.1%
Information Technology
22.1%
Industrials
19.9%
Health Care
18.9%
Consumer Discretionary
13.4%
Financials
9.7%
Communication Services
8.7%
Energy
4.0%
Consumer Staples
2.9%
Real Estate
1.0%

28
Victory Portfolios
Victory RS Growth Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
12.4%
Apple, Inc.
10.8%
NVIDIA Corp.
6.2%
Alphabet, Inc., Class C
5.4%
Amazon.com, Inc.
4.7%
Meta Platforms, Inc., Class A
4.7%
Visa, Inc., Class A
4.2%
Tesla, Inc.
3.1%
Eli Lilly & Co.
2.8%
Vertex Pharmaceuticals, Inc.
2.2%
Information Technology
44.8%
Consumer Discretionary
13.4%
Communication Services
13.1%
Health Care
10.4%
Financials
7.3%
Industrials
5.8%
Consumer Staples
4.4%
Energy
0.7%

29
Victory Portfolios
Victory RS Science and Technology Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
7.7%
Meta Platforms, Inc., Class A
5.1%
Vertex Pharmaceuticals, Inc.
4.6%
NVIDIA Corp.
4.4%
Amazon.com, Inc.
4.3%
Varonis Systems, Inc.
3.0%
ServiceNow, Inc.
2.8%
Monolithic Power Systems, Inc.
2.7%
MACOM Technology Solutions Holdings, Inc.
2.6%
Visa, Inc., Class A
2.2%
Information Technology
48.7%
Health Care
31.8%
Communication Services
8.9%
Consumer Discretionary
4.3%
Financials
3.1%
Industrials
1.2%
Real Estate
0.8%

30
Victory Portfolios
Victory RS Small Cap Equity Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Chart Industries, Inc.
6.3%
Payoneer Global, Inc.
5.8%
Skyline Champion Corp.
5.1%
Flywire Corp.
5.1%
MACOM Technology Solutions Holdings, Inc.
4.7%
Semtech Corp.
4.3%
Tecnoglass, Inc.
3.6%
Q2 Holdings, Inc.
3.4%
Under Armour, Inc., Class C
3.4%
Shift4 Payments, Inc., Class A
3.3%
Industrials
26.5%
Information Technology
24.4%
Financials
18.4%
Health Care
13.3%
Consumer Discretionary
12.3%
Energy
2.7%
Consumer Staples
0.9%

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Small Cap Growth Fund
31
See notes to financial statements.
Security Description Shares Value
Common Stocks (100.1%)
Consumer Discretionary (8.8%):
Abercrombie & Fitch Co. (a) ............................................... 29,490 $ 2,601,608
Cava Group, Inc. (a) ..................................................... 88,420 3,800,292
PVH Corp. ........................................................... 23,310 2,846,617
RH (a) ............................................................... 28,440 8,289,691
Skyline Champion Corp. (a) ................................................ 118,640 8,810,206
Under Armour, Inc. , Class C (a) ............................................. 973,570 8,129,309
Wayfair, Inc. , Class A (a) .................................................. 40,110 2,474,787
Wingstop, Inc. ......................................................... 15,820 4,059,096
YETI Holdings, Inc. (a) ................................................... 145,720 7,545,382
48,556,988
Consumer Staples (4.7%):
BellRing Brands, Inc. (a) .................................................. 47,360 2,625,165
Celsius Holdings, Inc. (a) .................................................. 95,300 5,195,756
elf Beauty, Inc. (a) ....................................................... 22,200 3,204,348
Freshpet, Inc. (a) ........................................................ 72,190 6,263,204
Grocery Outlet Holding Corp. (a) ............................................ 231,370 6,237,735
The Vita Coco Co., Inc. (a) ................................................ 81,110 2,080,472
25,606,680
Electronic Equipment, Instruments & Components (2.9%):
Advanced Energy Industries, Inc. ........................................... 29,520 3,215,318
Badger Meter, Inc. ...................................................... 51,360 7,928,443
Fabrinet (a) ............................................................ 26,190 4,984,743
16,128,504
Energy (4.1%):
Callon Petroleum Co. (a) .................................................. 131,380 4,256,712
Matador Resources Co. ................................................... 110,940 6,308,048
Tidewater, Inc. (a) ....................................................... 72,610 5,235,907
Weatherford International PLC (a) ........................................... 71,190 6,964,518
22,765,185
Financials (8.5%):
Euronet Worldwide, Inc. (a) ................................................ 45,760 4,644,182
FirstCash Holdings, Inc. .................................................. 63,980 6,934,792
Flywire Corp. (a) ....................................................... 301,420 6,977,873
Payoneer Global, Inc. (a) .................................................. 1,318,730 6,870,583
Remitly Global, Inc. (a) ................................................... 203,300 3,948,086
Shift4 Payments, Inc. , Class A (a) ............................................ 84,200 6,259,428
Walker & Dunlop, Inc. ................................................... 36,090 4,006,351
Wintrust Financial Corp. .................................................. 76,830 7,125,983
46,767,278
Health Care (24.4%):
Acadia Healthcare Co., Inc. (a) .............................................. 71,410 5,552,842
Amicus Therapeutics, Inc. (a) ............................................... 333,220 4,728,392
Apellis Pharmaceuticals, Inc. (a) ............................................ 135,020 8,082,297
Arcellx, Inc. (a) ........................................................ 32,540 1,805,970
Biohaven Ltd. (a) ....................................................... 44,290 1,895,612
Blueprint Medicines Corp. (a) .............................................. 38,150 3,518,956
Bridgebio Pharma, Inc. (a) ................................................. 126,860 5,121,338
Cabaletta Bio, Inc. (a) (b) .................................................. 115,560 2,623,212
Crinetics Pharmaceuticals, Inc. (a) ........................................... 51,250 1,823,475
Cymabay Therapeutics, Inc. (a) ............................................. 184,450 4,356,709
Cytokinetics, Inc. (a) ..................................................... 50,930 4,252,146
Disc Medicine, Inc. (a) ................................................... 55,730 3,218,965
Evolent Health, Inc. , Class A (a) ............................................. 187,860 6,205,016
HealthEquity, Inc. (a) .................................................... 112,770 7,476,651
Ideaya Biosciences, Inc. (a) ................................................ 98,810 3,515,660
Immunovant, Inc. (a) ..................................................... 89,790 3,782,853
Inspire Medical Systems, Inc. (a) ............................................ 33,670 6,849,488
Krystal Biotech, Inc. (a) ................................................... 35,460 4,399,168

Victory Portfolios
Victory RS Small Cap Growth Fund
32
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Lantheus Holdings, Inc. (a) ................................................ 82,210 $ 5,097,020
MoonLake Immunotherapeutics (a) .......................................... 41,340 2,496,523
Nuvalent, Inc. , Class A (a) ................................................. 45,100 3,318,909
Olema Pharmaceuticals, Inc. (a) ............................................. 181,780 2,550,373
Opthea Ltd. , ADR (a) .................................................... 386,965 1,141,547
Pacific Biosciences of California, Inc. (a) ...................................... 322,250 3,161,272
PROCEPT BioRobotics Corp. (a) (b) .......................................... 73,140 3,065,297
Pulmonx Corp. (a) ....................................................... 301,610 3,845,528
RadNet, Inc. (a) ........................................................ 62,600 2,176,602
REVOLUTION Medicines, Inc. (a) .......................................... 155,520 4,460,314
Rhythm Pharmaceuticals, Inc. (a) ............................................ 47,500 2,183,575
RxSight, Inc. (a) ........................................................ 75,110 3,028,435
SI-BONE, Inc. (a) ....................................................... 111,060 2,331,149
SpringWorks Therapeutics, Inc. (a) ........................................... 74,590 2,722,535
Structure Therapeutics, Inc. , ADR (a) ......................................... 36,140 1,473,066
Surgery Partners, Inc. (a) .................................................. 195,250 6,246,047
Vaxcyte, Inc. (a) ........................................................ 103,090 6,474,052
134,980,994
Industrials (22.5%):
AAR Corp. (a) ......................................................... 65,010 4,056,624
AeroVironment, Inc. (a) ................................................... 38,520 4,855,061
Applied Industrial Technologies, Inc. ......................................... 47,260 8,161,329
Chart Industries, Inc. (a) .................................................. 56,239 7,667,063
Clean Harbors, Inc. (a) ................................................... 55,820 9,741,148
Comfort Systems USA, Inc. ............................................... 16,350 3,362,705
Hexcel Corp. .......................................................... 88,140 6,500,325
Leonardo DRS, Inc. (a) ................................................... 283,740 5,686,150
Maximus, Inc. ......................................................... 76,370 6,404,388
McGrath RentCorp. ..................................................... 59,060 7,064,757
Moog, Inc. , Class A ..................................................... 54,690 7,918,018
NEXTracker, Inc. , Class A (a) .............................................. 28,920 1,354,902
Paycor HCM, Inc. (a) .................................................... 219,400 4,736,846
Simpson Manufacturing Co., Inc. ........................................... 32,670 6,468,007
Sunrun, Inc. (a) ......................................................... 74,400 1,460,472
Tecnoglass, Inc. ........................................................ 213,140 9,742,629
The AZEK Co., Inc. (a) ................................................... 162,150 6,202,238
Vertiv Holdings Co. , Class A ............................................... 164,480 7,899,974
Watts Water Technologies, Inc. , Class A ....................................... 23,770 4,952,242
WNS Holdings Ltd. , ADR (a) .............................................. 82,687 5,225,818
Zurn Elkay Water Solutions Corp. ........................................... 154,770 4,551,786
124,012,482
IT Services (0.8%):
Globant SA (a) ......................................................... 17,370 4,133,713
Materials (1.6%):
Avient Corp. .......................................................... 82,220 3,417,885
Livent Corp. (a) ........................................................ 102,950 1,851,041
Summit Materials, Inc. , Class A (a) .......................................... 86,660 3,332,944
8,601,870
Semiconductors & Semiconductor Equipment (5.5%):
Axcelis Technologies, Inc. (a) .............................................. 16,450 2,133,401
MACOM Technology Solutions Holdings, Inc. (a) ................................ 150,983 14,033,870
Rambus, Inc. (a) ........................................................ 38,970 2,659,702
Semtech Corp. (a) ....................................................... 379,000 8,303,890
SiTime Corp. (a) ........................................................ 25,780 3,147,222
30,278,085
Software (15.5%):
Altair Engineering, Inc. , Class A (a) .......................................... 100,280 8,438,562
Appfolio, Inc. , Class A (a) ................................................. 20,460 3,544,490
Box, Inc. , Class A (a) .................................................... 195,110 4,996,767
Braze, Inc. , Class A (a) ................................................... 106,840 5,676,409

Victory Portfolios
Victory RS Small Cap Growth Fund
33
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Confluent, Inc. , Class A (a) ................................................ 141,500 $ 3,311,100
CyberArk Software Ltd. (a) ................................................ 53,240 11,662,222
Five9, Inc. (a) .......................................................... 75,260 5,922,209
Gitlab, Inc. , Class A (a) ................................................... 72,460 4,562,082
PagerDuty, Inc. (a) ...................................................... 80,700 1,868,205
Procore Technologies, Inc. (a) .............................................. 81,120 5,615,126
Q2 Holdings, Inc. (a) ..................................................... 132,670 5,759,205
Sprout Social, Inc. , Class A (a) .............................................. 234,720 14,421,197
Varonis Systems, Inc. (a) .................................................. 210,270 9,521,026
85,298,600
Technology Hardware, Storage & Peripherals (0.8%):
Super Micro Computer, Inc. (a) ............................................. 15,000 4,263,900
Total Common Stocks (Cost $444,139,412) 551,394,279
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 390,458 390,458
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 390,458 390,458
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 390,458 390,458
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 390,458 390,458
Total Collateral for Securities Loaned (Cost $1,561,832) 1,561,832
Total Investments (Cost $445,701,244) — 100.4% 552,956,111
Liabilities in excess of other assets — (0.4)% (2,472,645)
NET ASSETS - 100.00% $ 550,483,466
At December 31, 2023, the Fund's investments in foreign securities were 5.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Select Growth Fund
34
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.3%)
Consumer Discretionary (8.6%):
Abercrombie & Fitch Co. (a) ............................................... 8,230 $ 726,051
Cava Group, Inc. (a) (b) ................................................... 14,060 604,299
Ralph Lauren Corp. ..................................................... 10,200 1,470,840
RH (a) ............................................................... 6,800 1,982,064
Wingstop, Inc. ......................................................... 5,530 1,418,887
YETI Holdings, Inc. (a) ................................................... 39,800 2,060,844
8,262,985
Consumer Staples (5.8%):
Celsius Holdings, Inc. (a) .................................................. 35,850 1,954,542
elf Beauty, Inc. (a) ....................................................... 5,140 741,908
Freshpet, Inc. (a) ........................................................ 18,290 1,586,840
Grocery Outlet Holding Corp. (a) ............................................ 46,910 1,264,694
5,547,984
Electronic Equipment, Instruments & Components (2.8%):
Badger Meter, Inc. ...................................................... 12,220 1,886,402
Fabrinet (a) ............................................................ 4,070 774,643
2,661,045
Energy (3.8%):
Diamondback Energy, Inc. ................................................ 4,540 704,063
Matador Resources Co. ................................................... 24,230 1,377,718
Weatherford International PLC (a) ........................................... 16,220 1,586,803
3,668,584
Financials (10.3%):
Euronet Worldwide, Inc. (a) ................................................ 9,850 999,676
Flywire Corp. (a) ....................................................... 79,710 1,845,287
Kinsale Capital Group, Inc. ................................................ 2,470 827,228
LPL Financial Holdings, Inc. ............................................... 6,150 1,399,863
Payoneer Global, Inc. (a) .................................................. 359,290 1,871,901
Shift4 Payments, Inc. , Class A (a) ............................................ 18,710 1,390,901
Wintrust Financial Corp. .................................................. 16,510 1,531,302
9,866,158
Health Care (21.4%):
Acadia Healthcare Co., Inc. (a) .............................................. 14,880 1,157,069
Amicus Therapeutics, Inc. (a) ............................................... 157,600 2,236,344
Apellis Pharmaceuticals, Inc. (a) ............................................ 41,620 2,491,373
Evolent Health, Inc. , Class A (a) ............................................. 38,750 1,279,912
Exact Sciences Corp. (a) .................................................. 29,070 2,150,598
HealthEquity, Inc. (a) .................................................... 19,340 1,282,242
Inspire Medical Systems, Inc. (a) ............................................ 8,360 1,700,675
Krystal Biotech, Inc. (a) ................................................... 11,910 1,477,555
Neurocrine Biosciences, Inc. (a) ............................................. 13,230 1,743,185
Penumbra, Inc. (a) ....................................................... 4,720 1,187,269
Sarepta Therapeutics, Inc. (a) ............................................... 15,570 1,501,415
Shockwave Medical, Inc. (a) ............................................... 4,980 948,989
SpringWorks Therapeutics, Inc. (a) ........................................... 36,560 1,334,440
20,491,066
Industrials (21.2%):
Advanced Drainage Systems, Inc. ........................................... 8,200 1,153,248
AeroVironment, Inc. (a) ................................................... 10,770 1,357,451
Applied Industrial Technologies, Inc. ......................................... 8,180 1,412,604
Axon Enterprise, Inc. (a) .................................................. 4,130 1,066,903
Builders FirstSource, Inc. (a) ............................................... 5,310 886,451
BWX Technologies, Inc. .................................................. 17,850 1,369,630
Chart Industries, Inc. (a) .................................................. 14,760 2,012,231
Clean Harbors, Inc. (a) ................................................... 13,410 2,340,179
Genpact Ltd. .......................................................... 31,740 1,101,695
Hexcel Corp. .......................................................... 16,220 1,196,225

Victory Portfolios
Victory RS Select Growth Fund
35
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Lincoln Electric Holdings, Inc. ............................................. 3,090 $ 671,951
Paylocity Holding Corp. (a) ................................................ 7,020 1,157,247
Saia, Inc. (a) ........................................................... 2,090 915,880
Tecnoglass, Inc. ........................................................ 35,860 1,639,161
The AZEK Co., Inc. (a) ................................................... 25,830 987,998
Xylem, Inc. ........................................................... 9,197 1,051,769
20,320,623
IT Services (1.7%):
Globant SA (a) ......................................................... 6,780 1,613,504
Materials (1.1%):
Avient Corp. .......................................................... 12,650 525,861
Livent Corp. (a) ........................................................ 31,340 563,493
1,089,354
Semiconductors & Semiconductor Equipment (5.4%):
Entegris, Inc. .......................................................... 6,850 820,767
Lattice Semiconductor Corp. (a) ............................................. 20,190 1,392,908
MACOM Technology Solutions Holdings, Inc. (a) ................................ 32,460 3,017,157
5,230,832
Software (15.2%):
Altair Engineering, Inc. , Class A (a) .......................................... 23,030 1,937,974
Appfolio, Inc. , Class A (a) ................................................. 2,080 360,339
AppLovin Corp. , Class A (a) ............................................... 42,890 1,709,167
Check Point Software Technologies Ltd. (a) .................................... 16,220 2,478,254
Dynatrace, Inc. (a) ...................................................... 71,410 3,905,413
Five9, Inc. (a) .......................................................... 28,470 2,240,304
HubSpot, Inc. (a) ....................................................... 3,430 1,991,252
14,622,703
Total Common Stocks (Cost $76,115,748) 93,374,838
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 155,250 155,250
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 155,250 155,250
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 310,500 310,500
Total Collateral for Securities Loaned (Cost $621,000) 621,000
Total Investments (Cost $76,736,748) — 97.9% 93,995,838
Other assets in excess of liabilities — 2.1% 1,979,347
NET ASSETS - 100.00% $ 95,975,185
At December 31, 2023, the Fund's investments in foreign securities were 5.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Mid Cap Growth Fund
36
See notes to financial statements.
Security Description Shares Value
Common Stocks (100.6%)
Communication Services (8.7%):
Pinterest, Inc. , Class A (a) ................................................. 59,990 $ 2,222,030
ROBLOX Corp. , Class A (a) ............................................... 23,620 1,079,906
Take-Two Interactive Software, Inc. (a) ........................................ 5,690 915,806
The Trade Desk, Inc. , Class A (a) ............................................ 33,170 2,386,913
6,604,655
Consumer Discretionary (13.4%):
Chipotle Mexican Grill, Inc. (a) ............................................. 320 731,827
DraftKings, Inc. (a) ...................................................... 33,660 1,186,515
Mobileye Global, Inc. , Class A (a) (b) ......................................... 13,560 587,419
Ralph Lauren Corp. ..................................................... 5,110 736,862
RH (a) ............................................................... 1,760 513,005
Ross Stores, Inc. (b) ..................................................... 15,040 2,081,386
Skyline Champion Corp. (a) ................................................ 15,830 1,175,536
Under Armour, Inc. , Class C (a) ............................................. 130,390 1,088,757
Wingstop, Inc. ......................................................... 1,610 413,094
YETI Holdings, Inc. (a) ................................................... 17,530 907,703
Yum! Brands, Inc. ...................................................... 6,090 795,719
10,217,823
Consumer Staples (2.9%):
Celsius Holdings, Inc. (a) .................................................. 28,690 1,564,179
Freshpet, Inc. (a) ........................................................ 7,230 627,275
2,191,454
Energy (4.0%):
Cheniere Energy, Inc. .................................................... 8,190 1,398,115
Diamondback Energy, Inc. ................................................ 4,350 674,598
Matador Resources Co. ................................................... 17,240 980,266
3,052,979
Financials (9.7%):
Euronet Worldwide, Inc. (a) ................................................ 7,950 806,846
FirstCash Holdings, Inc. .................................................. 10,340 1,120,753
Kinsale Capital Group, Inc. ................................................ 2,240 750,198
LPL Financial Holdings, Inc. ............................................... 6,540 1,488,635
MSCI, Inc. ........................................................... 3,680 2,081,592
Shift4 Payments, Inc. , Class A (a) ............................................ 15,380 1,143,349
7,391,373
Health Care (18.9%):
Apellis Pharmaceuticals, Inc. (a) ............................................ 17,650 1,056,529
Argenx SE (a) .......................................................... 1,140 433,690
Cencora, Inc. .......................................................... 5,240 1,076,191
Dexcom, Inc. (a) (b) ...................................................... 17,050 2,115,735
Exact Sciences Corp. (a) .................................................. 18,130 1,341,257
HealthEquity, Inc. (a) .................................................... 9,820 651,066
IDEXX Laboratories, Inc. (a) ............................................... 1,940 1,076,797
Inspire Medical Systems, Inc. (a) ............................................ 4,750 966,293
Insulet Corp. (a) ........................................................ 5,780 1,254,144
Neurocrine Biosciences, Inc. (a) ............................................. 4,860 640,354
Sarepta Therapeutics, Inc. (a) ............................................... 5,880 567,008
Shockwave Medical, Inc. (a) ............................................... 2,000 381,120
Veeva Systems, Inc. , Class A (a) ............................................. 5,880 1,132,018
West Pharmaceutical Services, Inc. .......................................... 4,720 1,662,006
14,354,208
Industrials (19.9%):
Advanced Drainage Systems, Inc. ........................................... 4,880 686,323
Axon Enterprise, Inc. (a) .................................................. 3,620 935,155
Builders FirstSource, Inc. (a) ............................................... 2,710 452,407
Chart Industries, Inc. (a) .................................................. 11,420 1,556,889
Clean Harbors, Inc. (a) ................................................... 10,020 1,748,590

Victory Portfolios
Victory RS Mid Cap Growth Fund
37
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Genpact Ltd. .......................................................... 19,220 $ 667,126
HEICO Corp. , Class A ................................................... 9,190 1,309,024
Hexcel Corp. .......................................................... 7,890 581,887
IDEX Corp. ........................................................... 2,840 616,592
Lincoln Electric Holdings, Inc. ............................................. 2,480 539,301
Pentair PLC ........................................................... 10,550 767,091
Quanta Services, Inc. .................................................... 3,540 763,932
Saia, Inc. (a) ........................................................... 3,020 1,323,424
Tecnoglass, Inc. ........................................................ 12,910 590,116
Verisk Analytics, Inc. .................................................... 6,320 1,509,595
Vertiv Holdings Co. , Class A ............................................... 23,520 1,129,666
15,177,118
Information Technology (22.1%):
Amphenol Corp. , Class A ................................................. 15,640 1,550,393
AppLovin Corp. , Class A (a) ............................................... 21,340 850,399
Confluent, Inc. , Class A (a) ................................................ 42,500 994,500
Crowdstrike Holdings, Inc. , Class A (a) (b) ..................................... 8,780 2,241,710
Datadog, Inc. , Class A (a) ................................................. 10,520 1,276,918
Dynatrace, Inc. (a) ...................................................... 36,470 1,994,544
Entegris, Inc. .......................................................... 4,810 576,334
Fair Isaac Corp. (a) ...................................................... 840 977,768
Five9, Inc. (a) .......................................................... 14,530 1,143,366
HubSpot, Inc. (a) ....................................................... 2,030 1,178,496
Lattice Semiconductor Corp. (a) ............................................. 10,300 710,597
MongoDB, Inc. (a) ...................................................... 3,090 1,263,346
Monolithic Power Systems, Inc. ............................................ 2,170 1,368,793
Synopsys, Inc. (a) ....................................................... 1,310 674,532
16,801,696
Real Estate (1.0%):
CoStar Group, Inc. (a) .................................................... 8,560 748,058
Total Common Stocks (Cost $59,584,712) 76,539,364
Collateral for Securities Loaned (2.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 405,925 405,925
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 405,925 405,925
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 228,300 228,300
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 583,550 583,550
Total Collateral for Securities Loaned (Cost $1,623,700) 1,623,700
Total Investments (Cost $61,208,412) — 102.7% 78,163,064
Liabilities in excess of other assets — (2.7)% (2,058,538)
NET ASSETS - 100.00% $ 76,104,526
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Growth Fund
38
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.9%)
Communication Services (13.1%):
Alphabet, Inc. , Class C (a) ................................................. 105,730 $ 14,900,529
Meta Platforms, Inc. , Class A (a) ............................................ 36,540 12,933,699
Netflix, Inc. (a) ......................................................... 10,240 4,985,651
The Trade Desk, Inc. , Class A (a) ............................................ 49,620 3,570,655
36,390,534
Communications Equipment (0.9%):
Arista Networks, Inc. (a) .................................................. 10,500 2,472,855
Consumer Discretionary (13.4%):
Amazon.com, Inc. (a) .................................................... 86,010 13,068,359
Booking Holdings, Inc. (a) ................................................. 410 1,454,360
Chipotle Mexican Grill, Inc. (a) ............................................. 1,020 2,332,699
DraftKings, Inc. (a) ...................................................... 100,430 3,540,158
Mobileye Global, Inc. , Class A (a) (b) ......................................... 46,110 1,997,485
Ross Stores, Inc. ....................................................... 33,890 4,690,037
Tesla, Inc. (a) .......................................................... 34,350 8,535,288
Yum! Brands, Inc. ...................................................... 12,760 1,667,222
37,285,608
Consumer Staples (4.4%):
Celsius Holdings, Inc. (a) .................................................. 76,430 4,166,963
Costco Wholesale Corp. .................................................. 7,810 5,155,225
PepsiCo, Inc. .......................................................... 17,570 2,984,089
12,306,277
Energy (0.7%):
Diamondback Energy, Inc. ................................................ 11,700 1,814,436
Financials (7.3%):
MSCI, Inc. ........................................................... 6,160 3,484,404
The Progressive Corp. ................................................... 23,280 3,708,038
Toast, Inc. , Class A (a) .................................................... 68,650 1,253,549
Visa, Inc. , Class A ...................................................... 45,177 11,761,832
20,207,823
Health Care (10.4%):
Dexcom, Inc. (a) ........................................................ 25,720 3,191,595
Eli Lilly & Co. ......................................................... 13,320 7,764,494
Exact Sciences Corp. (a) .................................................. 48,080 3,556,958
Intuitive Surgical, Inc. (a) ................................................. 12,410 4,186,638
UnitedHealth Group, Inc. ................................................. 7,480 3,937,996
Vertex Pharmaceuticals, Inc. (a) ............................................. 15,180 6,176,590
28,814,271
Industrials (5.8%):
HEICO Corp. , Class A ................................................... 26,020 3,706,289
Lincoln Electric Holdings, Inc. ............................................. 11,500 2,500,790
Old Dominion Freight Line, Inc. ............................................ 9,590 3,887,115
Quanta Services, Inc. .................................................... 15,230 3,286,634
Verisk Analytics, Inc. .................................................... 10,750 2,567,745
15,948,573
IT Services (1.5%):
Snowflake, Inc. , Class A (a) ................................................ 20,910 4,161,090
Semiconductors & Semiconductor Equipment (10.7%):
Applied Materials, Inc. ................................................... 11,550 1,871,908
Broadcom, Inc. ........................................................ 2,650 2,958,063
Lam Research Corp. ..................................................... 4,660 3,649,992
Monolithic Power Systems, Inc. ............................................ 6,400 4,036,992

Victory Portfolios
Victory RS Growth Fund
39
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
NVIDIA Corp. ......................................................... 34,910 $ 17,288,130
29,805,085
Software (20.9%):
Intuit, Inc. ............................................................ 8,730 5,456,512
Microsoft Corp. ........................................................ 91,430 34,381,337
Palo Alto Networks, Inc. (a) ................................................ 9,110 2,686,357
Salesforce, Inc. (a) ...................................................... 8,640 2,273,530
ServiceNow, Inc. (a) ..................................................... 6,550 4,627,509
Synopsys, Inc. (a) ....................................................... 9,100 4,685,681
Workday, Inc. , Class A (a) ................................................. 13,340 3,682,640
57,793,566
Technology Hardware, Storage & Peripherals (10.8%):
Apple, Inc. ........................................................... 154,818 29,807,110
Total Common Stocks (Cost $135,513,257) 276,807,228
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 395,348 395,348
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 395,348 395,348
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 395,348 395,348
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 395,348 395,348
Total Collateral for Securities Loaned (Cost $1,581,392) 1,581,392
Total Investments (Cost $137,094,649) — 100.5% 278,388,620
Liabilities in excess of other assets — (0.5)% (1,425,139)
NET ASSETS - 100.00% $ 276,963,481
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Science and Technology Fund
40
See notes to financial statements.
t
Security Description Shares Value
Common Stocks (98.8%)
Biotechnology (25.4%):
Akero Therapeutics, Inc.(a) ................................................ 7,780 $ 181,663
Amicus Therapeutics, Inc.(a) ............................................... 110,780 1,571,968
AnaptysBio, Inc.(a) ..................................................... 28,350 607,257
Apellis Pharmaceuticals, Inc.(a) ............................................ 41,833 2,504,123
Apogee Therapeutics, Inc.(a)(b) ............................................ 10,690 298,679
Arcellx, Inc.(a) ........................................................ 22,220 1,233,210
Autolus Therapeutics PLC, ADR(a) .......................................... 78,200 503,608
Biohaven Ltd.(a) ....................................................... 14,320 612,896
Blueprint Medicines Corp.(a) .............................................. 8,940 824,626
Bridgebio Pharma, Inc.(a) ................................................. 44,300 1,788,391
Cabaletta Bio, Inc.(a) .................................................... 46,390 1,053,053
Crinetics Pharmaceuticals, Inc.(a) ........................................... 19,580 696,656
Cytokinetics, Inc.(a) ..................................................... 16,090 1,343,354
Disc Medicine, Inc.(a) ................................................... 17,660 1,020,042
Exact Sciences Corp.(a) .................................................. 47,760 3,533,285
Exelixis, Inc.(a) ........................................................ 14,540 348,815
Gossamer Bio, Inc.(a) .................................................... 163,030 148,765
Ideaya Biosciences, Inc.(a) ................................................ 28,070 998,731
Immunovant, Inc.(a) ..................................................... 33,050 1,392,397
Ionis Pharmaceuticals, Inc.(a) .............................................. 5,870 296,963
Krystal Biotech, Inc.(a) ................................................... 11,860 1,471,352
Merus NV(a) .......................................................... 7,140 196,350
Mirum Pharmaceuticals, Inc.(a) ............................................. 13,190 389,369
MoonLake Immunotherapeutics(a) .......................................... 14,560 879,278
Morphic Holding, Inc.(a) ................................................. 9,040 261,075
Natera, Inc.(a) ......................................................... 11,230 703,447
Nuvalent, Inc., Class A(a) ................................................. 17,380 1,278,994
Olema Pharmaceuticals, Inc.(a) ............................................. 64,010 898,060
Opthea Ltd., ADR(a) .................................................... 62,480 184,316
ORIC Pharmaceuticals, Inc.(a)(b) ........................................... 82,630 760,196
Regulus Therapeutics, Inc.(a) .............................................. 185,618 237,591
REVOLUTION Medicines, Inc.(a) .......................................... 61,930 1,776,152
Rhythm Pharmaceuticals, Inc.(a) ............................................ 25,350 1,165,340
Rocket Pharmaceuticals, Inc.(a) ............................................. 23,290 698,001
Sagimet Biosciences, Inc., Class A(a)(b) ...................................... 33,960 184,063
Sarepta Therapeutics, Inc.(a) ............................................... 3,740 360,648
SpringWorks Therapeutics, Inc.(a) ........................................... 27,060 987,690
Tango Therapeutics, Inc.(a) ................................................ 47,960 474,804
Tyra Biosciences, Inc.(a)(b) ............................................... 33,060 457,881
Vaxcyte, Inc.(a) ........................................................ 36,570 2,296,596
Vertex Pharmaceuticals, Inc.(a) ............................................. 19,870 8,084,904
44,704,589
Communication Services (8.9%):
Bandwidth, Inc., Class A(a) ................................................ 28,790 416,591
Meta Platforms, Inc., Class A(a) ............................................ 25,040 8,863,158
Netflix, Inc.(a) ......................................................... 5,560 2,707,053
Take-Two Interactive Software, Inc.(a) ........................................ 16,430 2,644,409
ZoomInfo Technologies, Inc.(a) ............................................. 53,500 989,215
15,620,426
Consumer Discretionary (4.3%):
Amazon.com, Inc.(a) .................................................... 49,840 7,572,690
Electronic Equipment, Instruments & Components (0.4%):
Trimble, Inc.(a) ........................................................ 14,770 785,764
Financials (3.1%):
Shift4 Payments, Inc., Class A(a) ............................................ 21,350 1,587,159
Visa, Inc., Class A ...................................................... 14,700 3,827,145
5,414,304

Victory Portfolios
Victory RS Science and Technology Fund
41
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Health Care Equipment & Supplies (1.1%):
Dexcom, Inc.(a) ........................................................ 6,920 $ 858,703
Inspire Medical Systems, Inc.(a) ............................................ 1,830 372,277
Insulet Corp.(a) ........................................................ 1,630 353,677
Lantheus Holdings, Inc.(a) ................................................ 5,480 339,760
1,924,417
Health Care Technology (0.8%):
Veeva Systems, Inc., Class A(a) ............................................. 7,260 1,397,695
Industrials (1.2%):
Lyft, Inc., Class A(a) .................................................... 141,160 2,115,989
IT Services (2.9%):
Backblaze, Inc., Class A(a) ................................................ 27,660 209,939
MongoDB, Inc.(a) ...................................................... 3,650 1,492,303
Snowflake, Inc., Class A(a) ................................................ 8,990 1,789,010
Wix.com Ltd.(a) ........................................................ 12,410 1,526,678
5,017,930
Life Sciences Tools & Services (0.8%):
Pacific Biosciences of California, Inc.(a) ...................................... 139,860 1,372,027
Pharmaceuticals (3.7%):
AN2 Therapeutics, Inc.(a) ................................................. 34,110 698,914
Cymabay Therapeutics, Inc.(a) ............................................. 63,470 1,499,161
Eli Lilly & Co. ......................................................... 4,500 2,623,140
EyePoint Pharmaceuticals, Inc.(a) ........................................... 19,320 446,485
Marinus Pharmaceuticals, Inc.(a) ............................................ 54,980 597,633
Structure Therapeutics, Inc., ADR(a) ......................................... 13,970 569,417
6,434,750
Real Estate (0.8%):
Opendoor Technologies, Inc.(a) ............................................. 309,180 1,385,126
Semiconductors & Semiconductor Equipment (20.1%):
Aehr Test Systems(a) .................................................... 38,250 1,014,773
Ambarella, Inc.(a) ...................................................... 30,180 1,849,732
Applied Materials, Inc. ................................................... 15,170 2,458,602
Impinj, Inc.(a) ......................................................... 21,450 1,931,144
Lam Research Corp. ..................................................... 3,200 2,506,432
Lattice Semiconductor Corp.(a) ............................................. 44,370 3,061,086
MACOM Technology Solutions Holdings, Inc.(a) ................................ 49,450 4,596,377
MaxLinear, Inc.(a) ...................................................... 61,580 1,463,757
Monolithic Power Systems, Inc. ............................................ 7,510 4,737,158
NVIDIA Corp. ......................................................... 15,610 7,730,384
Semtech Corp.(a) ....................................................... 117,750 2,579,902
SiTime Corp.(a) ........................................................ 10,990 1,341,659
35,271,006
Software (25.3%):
Amplitude, Inc., Class A(a) ................................................ 50,050 636,636
AppLovin Corp., Class A(a) ............................................... 52,860 2,106,471
Confluent, Inc., Class A(a) ................................................ 86,870 2,032,758
Dynatrace, Inc.(a) ...................................................... 34,200 1,870,398
Fair Isaac Corp.(a) ...................................................... 2,980 3,468,750
Gitlab, Inc., Class A(a) ................................................... 19,750 1,243,460
Microsoft Corp. ........................................................ 35,930 13,511,117
Monday.com Ltd.(a) ..................................................... 12,320 2,313,819
RingCentral, Inc., Class A(a) ............................................... 23,750 806,312
Salesforce, Inc.(a) ...................................................... 9,590 2,523,513
Samsara, Inc., Class A(a) ................................................. 33,940 1,132,917
ServiceNow, Inc.(a) ..................................................... 6,960 4,917,170
Sprout Social, Inc., Class A(a) .............................................. 26,170 1,607,885
Unity Software, Inc.(a) ................................................... 26,320 1,076,225

Victory Portfolios
Victory RS Science and Technology Fund
42
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/1/2020
$ 165,796
Security Description Shares Value
Varonis Systems, Inc.(a) .................................................. 115,070 $ 5,210,370
44,457,801
Total Common Stocks (Cost $97,250,911) 173,474,514
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc.(a)(d) ...................................................... 1,346,518 —(e)
Nuvation Bio, Inc.(a) .................................................... 40,710 2,443
Regulus Therapeutics, Inc.(a)(f)(g) .......................................... 132,637 —(e)
2,443
Total Warrants (Cost $179,261) 2,443
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.25%(h) ........ 416,909 416,909
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(h) ............ 416,909 416,909
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(h) ............... 416,909 416,909
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(h) . 416,909 416,909
Total Collateral for Securities Loaned (Cost $1,667,636) 1,667,636
Total Investments (Cost $99,097,808) — 99.7% 175,144,593
Other assets in excess of liabilities — 0.3% 479,426
NET ASSETS - 100.00% $ 175,624,019
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1.
(f) Restricted security that is not registered under the Securities Act of 1933.
(g) The following table details the earliest acquisition date and cost of the Fund's restricted securities at December 31, 2023.
(h) Rate disclosed is the daily yield on December 31, 2023.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Small Cap Equity Fund
43
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.5%)
Aerospace & Defense (10.8%):
AeroVironment, Inc. (a) ................................................... 8,250 $ 1,039,830
Hexcel Corp. .......................................................... 6,400 472,000
Leonardo DRS, Inc. (a) ................................................... 50,160 1,005,206
Moog, Inc. , Class A ..................................................... 7,230 1,046,760
3,563,796
Building Products (4.8%):
Hayward Holdings, Inc. (a) ................................................ 30,210 410,856
Tecnoglass, Inc. ........................................................ 25,860 1,182,060
1,592,916
Consumer Discretionary (12.3%):
Abercrombie & Fitch Co. (a) ............................................... 1,760 155,267
RH (a) ............................................................... 3,690 1,075,561
Skyline Champion Corp. (a) ................................................ 22,880 1,699,069
Under Armour, Inc. , Class C (a) ............................................. 134,820 1,125,747
4,055,644
Consumer Staples (0.9%):
Grocery Outlet Holding Corp. (a) ............................................ 11,440 308,422
Electrical Equipment (1.7%):
NEXTracker, Inc. , Class A (a) .............................................. 12,160 569,696
Energy (2.7%):
Weatherford International PLC (a) ........................................... 8,990 879,492
Financials (18.4%):
Euronet Worldwide, Inc. (a) ................................................ 9,250 938,782
FirstCash Holdings, Inc. .................................................. 4,400 476,916
Flywire Corp. (a) ....................................................... 72,390 1,675,829
Payoneer Global, Inc. (a) .................................................. 365,780 1,905,714
Shift4 Payments, Inc. , Class A (a) ............................................ 14,550 1,081,647
6,078,888
Health Care (13.3%):
Amicus Therapeutics, Inc. (a) ............................................... 65,150 924,478
Apellis Pharmaceuticals, Inc. (a) ............................................ 6,360 380,710
Cymabay Therapeutics, Inc. (a) ............................................. 14,780 349,104
Inspire Medical Systems, Inc. (a) ............................................ 5,130 1,043,596
Krystal Biotech, Inc. (a) ................................................... 4,150 514,849
Lantheus Holdings, Inc. (a) ................................................ 6,250 387,500
RxSight, Inc. (a) ........................................................ 8,110 326,995
Vaxcyte, Inc. (a) ........................................................ 7,230 454,044
4,381,276
Information Technology (24.4%):
Altair Engineering, Inc. , Class A (a) .......................................... 8,980 755,667
Badger Meter, Inc. ...................................................... 6,510 1,004,949
CyberArk Software Ltd. (a) ................................................ 2,270 497,243
Fabrinet (a) ............................................................ 2,330 443,469
Five9, Inc. (a) .......................................................... 3,470 273,054
Gitlab, Inc. , Class A (a) (b) ................................................. 5,770 363,279
MACOM Technology Solutions Holdings, Inc. (a) ................................ 16,740 1,555,983
Q2 Holdings, Inc. (a) ..................................................... 26,160 1,135,606
Semtech Corp. (a) ....................................................... 64,470 1,412,538
SiTime Corp. (a) ........................................................ 5,110 623,829
8,065,617
Machinery (6.3%):
Chart Industries, Inc. (a) .................................................. 15,230 2,076,306

Victory Portfolios
Victory RS Small Cap Equity Fund
44
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Professional Services (2.9%):
CBIZ, Inc. (a) .......................................................... 15,600 $ 976,404
Total Common Stocks (Cost $28,794,491) 32,548,457
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .25% (c) ........ 14,850 14,850
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .30% (c) ............ 14,850 14,850
Invesco Government & Agency Portfolio, Institutional Shares , 5 .28% (c) ............... 14,850 14,850
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .26% (c) . 14,850 14,850
Total Collateral for Securities Loaned (Cost $59,400) 59,400
Total Investments (Cost $28,853,891) — 98.7% 32,607,857
Other assets in excess of liabilities — 1.3% 425,862
NET ASSETS - 100.00% $ 33,033,719
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on December 31, 2023.
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2023
45
See notes to financial statements.
Victory Portfolios
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Assets:
Investments, at value (Cost $445,701,244, $76,736,748 and $61,208,412) $ 552,956,111(a) $ 93,995,838(b) $ 78,163,064(c)
Cash 1,378,226 2,864,001 16,444
Receivables:
Interest and dividends 122,741 24,259 15,688
Capital shares issued 248,779 1,246 4,992
Investments sold 561,320 — —
From Adviser — 25,587 28,235
Prepaid expenses 21,317 16,374 23,202
Total Assets 555,288,494 96,927,305 78,251,625
Liabilities:
Payables:
Collateral received on loaned securities 1,561,832 621,000 1,623,700
Investments purchased 370,186 — —
Capital shares redeemed 2,222,012 202,748 413,170
Accrued expenses and other payables:
Investment advisory fees 435,761 79,798 54,575
Administration fees 24,662 4,244 3,399
Custodian fees 4,221 1,529 1,433
Transfer agent fees 16,820 3,238 3,326
Sub-Transfer agent fees 97,286 17,788 19,111
Compliance fees 405 71 58
Trustees' fees 148 129 129
12b-1 fees 10,698 2,481 1,957
Other accrued expenses 60,997 19,094 26,241
Total Liabilities 4,805,028 952,120 2,147,099
Commitments and contingencies (Note 4 )
Net Assets:
Capital 736,443,060 91,394,974 82,833,207
Total accumulated earnings/(loss) (185,959,594) 4,580,211 (6,728,681)
Net Assets $ 550,483,466 $ 95,975,185 $ 76,104,526
Net Assets
Class A $ 286,187,967 $ 65,450,087 $ 51,155,891
Class C 4,483,629 1,444,698 1,122,777
Class R 2,405,855 268,732 379,992
Class R6 53,690,809 364,233 1,406,095
Class Y 203,715,206 28,447,435 20,967,048
Member Class — — 1,072,723
Total $ 550,483,466 $ 95,975,185 $ 76,104,526
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 5,456,511 3,556,522 2,795,920
Class C 114,641 148,392 81,023
Class R 54,130 25,499 24,690
Class R6 940,222 17,095 71,328
Class Y 3,590,712 1,352,114 1,065,685
Member Class — — 58,281
Total 10,156,216 5,099,622 4,096,927
Net asset value, offering and redemption price per share:
Class A $ 52.45 $ 18.40 $ 18.30
Class C(d) 39.11 9.74 13.86
Class R 44.45 10.54 15.39
Class R6 57.10 21.31 19.71
Class Y 56.73 21.04 19.67
Member Class — — 18.41
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 55.65 $ 19.52 $ 19.42
(a) Includes $1,482,653 of securities on loan.
(b) Includes $580,230 of securities on loan.
(c) Includes $1,578,151 of securities on loan.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
December 31, 2023
46
See notes to financial statements.
Victory Portfolios
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Victory RS Small
Cap Equity Fund
Assets:
Investments, at value (Cost $137,094,649, $99,097,808 and $28,853,891) $ 278,388,620(a) $ 175,144,593(b) $ 32,607,857(c)
Cash 265,718 2,204,863 537,782
Receivables:
Interest and dividends 168,730 22,339 4,367
Capital shares issued 753 230,670 3,508
From Adviser 42,390 4,654 10,780
Prepaid expenses 9,015 13,529 16,268
Total Assets 278,875,226 177,620,648 33,180,562
Liabilities:
Payables:
Collateral received on loaned securities 1,581,392 1,667,636 59,400
Capital shares redeemed 76,217 116,852 42,681
Accrued expenses and other payables:
Investment advisory fees 174,168 144,467 20,299
Administration fees 12,481 7,764 1,431
Custodian fees 2,016 1,653 483
Transfer agent fees 8,692 5,107 4,395
Sub-Transfer agent fees 24,823 27,266 5,054
Compliance fees 208 127 24
Trustees' fees 144 132 126
12b-1 fees 8,877 5,737 1,065
Other accrued expenses 22,727 19,888 11,885
Total Liabilities 1,911,745 1,996,629 146,843
Commitments and contingencies (Note 4 )
Net Assets:
Capital 135,248,648 140,140,935 54,499,296
Total accumulated earnings/(loss) 141,714,833 35,483,084 (21,465,577)
Net Assets $ 276,963,481 $ 175,624,019 $ 33,033,719
Net Assets
Class A $ 253,303,626 $ 145,949,865 $ 27,523,902
Class C 1,021,683 4,816,305 92,801
Class R 521,780 576,449 1,460,011
Class Y 22,116,392 24,281,400 2,400,686
Member Class — — 1,556,319
Total $ 276,963,481 $ 175,624,019 $ 33,033,719
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 10,279,461 7,213,943 3,389,456
Class C 55,702 360,127 11,451
Class R 24,772 36,787 305,879
Class Y 841,406 1,069,709 278,835
Member Class — — 190,703
Total 11,201,341 8,680,566 4,176,324
Net asset value, offering and redemption price per share:
Class A $ 24.64 $ 20.23 $ 8.12
Class C(d) 18.34 13.37 8.10
Class R 21.06 15.67 4.77
Class Y 26.29 22.70 8.61
Member Class — — 8.16
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 26.14 $ 21.46 $ 8.62
(a) Includes $1,522,351 of securities on loan.
(b) Includes $1,578,558 of securities on loan.
(c) Includes $56,664 of securities on loan.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2023
47
See notes to financial statements.
Victory Portfolios
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Investment Income:
Dividends $ 1,520,188 $ 335,955 $ 353,315
Interest 219,464 79,846 32,330
Securities lending (net of fees) 179,910 2,945 169
Foreign tax withholding — (5,638) (3,486)
Total Income 1,919,562 413,108 382,328
Expenses:
Investment advisory fees 5,883,200 1,003,471 683,215
Administration fees 342,496 55,516 44,471
Sub-Administration fees 17,000 17,000 17,000
12b-1 fees — Class A 723,268 164,824 122,561
12b-1 fees — Class C 47,148 23,318 25,838
12b-1 fees — Class R 12,433 1,798 1,902
Custodian fees 51,062 7,096 1,043
Transfer agent fees — Class A 76,201 17,378 14,075
Transfer agent fees — Class C 365 433 329
Transfer agent fees — Class R 1,490 364 428
Transfer agent fees — Class R6 16,481 158 101
Transfer agent fees — Class Y 4,096 1,025 1,058
Transfer agent fees — Member Class — — 3,145
Sub-Transfer agent fees — Class A 301,138 63,664 69,401
Sub-Transfer agent fees — Class C 6,689 3,021 2,639
Sub-Transfer agent fees — Class R 3,774 593 4
Sub-Transfer agent fees — Class Y 242,548 30,087 15,122
Trustees' fees 47,388 8,857 7,692
Compliance fees 5,913 937 758
Legal and audit fees 51,118 15,708 14,827
State registration and filing fees 80,494 68,327 80,858
Line of credit fees — — 360
Interfund lending 6,719 404 153
Other expenses 97,143 29,415 26,292
Recoupment of prior expenses waived/reimbursed by Adviser 15,512 — —
Total Expenses 8,033,676 1,513,394 1,133,272
Expenses waived/reimbursed by Adviser (240,591) (171,324) (213,101)
Net Expenses 7,793,085 1,342,070 920,171
Net Investment Income (Loss) (5,873,523) (928,962) (537,843)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 64,230,858 8,094,441 8,305,417
Net change in unrealized appreciation/depreciation on investment securities 54,671,902 9,911,812 5,351,499
Net realized/unrealized gains (losses) on investments 118,902,760 18,006,253 13,656,916
Change in net assets resulting from operations $ 113,029,237 $ 17,077,291 $ 13,119,073

Statements of Operations
For the Year Ended December 31, 2023
48
See notes to financial statements.
Victory Portfolios
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Victory RS Small
Cap Equity Fund
Investment Income:
Dividends $ 1,348,689 $ 270,518 $ 29,888
Interest 60,965 63,823 26,408
Securities lending (net of fees) 773 30,741 33,059
Total Income 1,410,427 365,082 89,355
Expenses:
Investment advisory fees 1,851,797 1,688,263 273,684
Administration fees 136,694 93,424 20,185
Sub-Administration fees 16,500 17,000 13,500
12b-1 fees — Class A 564,356 346,836 78,136
12b-1 fees — Class C 8,543 47,522 1,223
12b-1 fees — Class R 2,378 2,639 7,563
Custodian fees 12,451 11,277 3,098
Transfer agent fees — Class A 52,460 28,563 20,693
Transfer agent fees — Class C 227 410 90
Transfer agent fees — Class R 290 600 618
Transfer agent fees — Class Y 650 1,292 191
Transfer agent fees — Member Class — — 5,214
Sub-Transfer agent fees — Class A 121,391 127,742 15,852
Sub-Transfer agent fees — Class C 879 6,612 229
Sub-Transfer agent fees — Class R 644 714 2,320
Sub-Transfer agent fees — Class Y 11,754 28,384 12
Trustees' fees 17,318 13,013 4,435
Compliance fees 2,227 1,552 341
Legal and audit fees 27,625 21,082 11,196
State registration and filing fees 56,072 56,953 68,764
Interfund lending — 3,769 474
Other expenses 28,043 33,176 17,593
Recoupment of prior expenses waived/reimbursed by Adviser — 1,702 97
Total Expenses 2,912,299 2,532,525 545,508
Expenses waived/reimbursed by Adviser (237,847) (34,914) (53,849)
Net Expenses 2,674,452 2,497,611 491,659
Net Investment Income (Loss) (1,264,025) (2,132,529) (402,304)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 9,679,843 4,955,394 (2,369,608)
Net change in unrealized appreciation/depreciation on investment securities 80,758,530 44,606,638 5,052,349
Net realized/unrealized gains (losses) on investments 90,438,373 49,562,032 2,682,741
Change in net assets resulting from operations $ 89,174,348 $ 47,429,503 $ 2,280,437

49
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (5,873,523) $ (10,977,666) $ (928,962) $ (1,310,900) $ (537,843) $ (1,351,728)
Net realized gains (losses) 64,230,858 (319,455,871) 8,094,441 (19,910,007) 8,305,417 (22,935,468)
Net change in unrealized
appreciation/depreciation 54,671,902 (390,066,889) 9,911,812 (39,567,478) 5,351,499 (89,765,514)
Change in net assets resulting from
operations 113,029,237 (720,500,426) 17,077,291 (60,788,385) 13,119,073 (114,052,710)
Distributions to Shareholders:
Class A — (18,502,414) — (20,035,467) — (2,078,565)
Class C — (405,085) — (1,370,578) — (212,297)
Class R — (177,925) — (133,557) — (18,549)
Class R6 — (7,105,818) — (148,822) — (102,056)
Class Y — (17,565,941) — (8,460,125) — (1,258,394)
Member Class — — — — — (38,952)
From return of capital:
Class A — (4,376) — — — (1,216)
Class C — (196) — — — (92)
Class R — (154) — — — (8)
Class R6 — (1,539) — — — (68)
Class Y — (2,518) — — — (441)
Member Class — — — — — (17)
Change in net assets resulting from
distributions to shareholders — (43,765,966) — (30,148,549) — (3,710,655)
Change in net assets resulting from
capital transactions (294,323,180) (751,488,082) (25,547,237) (3,300,884) (19,825,852) (170,214,981)
Change in net assets (181,293,943) (1,515,754,474) (8,469,946) (94,237,818) (6,706,779) (287,978,346)
Net Assets:
Beginning of period 731,777,409 2,247,531,883 104,445,131 198,682,949 82,811,305 370,789,651
End of period $ 550,483,466 $ 731,777,409 $ 95,975,185 $ 104,445,131 $ 76,104,526 $ 82,811,305

50
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 10,995,061 $ 34,689,019 $ 3,277,097 $ 8,975,605 $ 3,659,944 $ 3,967,445
Distributions reinvested — 17,776,055 — 19,333,593 — 1,979,617
Cost of shares redeemed (80,536,900) (142,233,424) (17,931,102) (19,380,348) (8,210,001) (15,120,901)
Total Class A $ (69,541,839) $ (89,768,350) $ (14,654,005) $ 8,928,850 $ (4,550,057) $ (9,173,839)
Class C
Proceeds from shares issued $ 372,538 $ 625,784 $ 75,987 $ 187,845 $ 8,927 $ 71,372
Distributions reinvested — 394,946 — 1,369,191 — 204,364
Cost of shares redeemed (1,829,080) (3,024,781) (2,099,311) (4,364,410) (2,563,997) (5,142,350)
Total Class C $ (1,456,542) $ (2,004,051) $ (2,023,324) $ (2,807,374) $ (2,555,070) $ (4,866,614)
Class R
Proceeds from shares issued $ 453,085 $ 745,476 $ 47,298 $ 210,485 $ 87,633 $ 25,260
Distributions reinvested — 178,079 — 121,460 — 18,557
Cost of shares redeemed (1,086,271) (1,456,593) (154,486) (97,394) (140,629) (57,069)
Total Class R $ (633,186) $ (533,038) $ (107,188) $ 234,551 $ (52,996) $ (13,252)
Class R6
Proceeds from shares issued $ 15,020,856 $ 96,889,445 $ 22,689 $ 85,855 $ 234,116 $ 653,898
Distributions reinvested — 5,086,947 — 100,398 — 47,220
Cost of shares redeemed (90,661,074) (418,030,431) (341,784) (319,771) (1,456,438) (13,908,862)
Total Class R6 $ (75,640,218) $ (316,054,039) $ (319,095) $ (133,518) $ (1,222,322) $ (13,207,744)
Class Y
Proceeds from shares issued $ 34,094,838 $ 109,974,218 $ 4,841,449 $ 3,558,329 $ 2,386,572 $ 28,779,430
Distributions reinvested — 16,535,887 — 8,356,319 — 1,158,317
Cost of shares redeemed (181,146,233) (469,638,709) (13,285,074) (21,438,041) (13,829,739) (173,334,330)
Total Class Y $ (147,051,395) $ (343,128,604) $ (8,443,625) $ (9,523,393) $ (11,443,167) $ (143,396,583)
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 369,866 $ 907,948
Distributions reinvested — — — — — 38,969
Cost of shares redeemed — — — — (372,106) (503,866)
Total Member Class $ — $ — $ — $ — $ (2,240) $ 443,051
Change in net assets resulting from
capital transactions $ (294,323,180) $ (751,488,082) $ (25,547,237) $ (3,300,884) $ (19,825,852) $ (170,214,981)

51
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Share Transactions:
Class A
Issued 231,349 642,504 193,458 423,722 214,198 216,108
Reinvested —(a) 388,211 — 1,189,874 — 121,154
Redeemed (1,712,031) (2,695,351) (1,080,668) (908,860) (488,903) (822,712)
Total Class A (1,480,682) (1,664,636) (887,210) 704,736 (274,705) (485,450)
Class C
Issued 10,473 14,959 8,529 11,998 699 5,143
Reinvested — 11,475 — 158,105 — 16,362
Redeemed (51,696) (70,838) (232,873) (271,514) (198,805) (365,714)
Total Class C (41,223) (44,404) (224,344) (101,411) (198,106) (344,209)
Class R
Issued 11,310 16,278 4,907 11,044 5,852 1,657
Reinvested — 4,567 — 12,990 — 1,342
Redeemed (26,661) (30,824) (16,452) (5,834) (9,524) (3,376)
Total Class R (15,351) (9,979) (11,545) 18,200 (3,672) (377)
Class R6
Issued 291,214 1,671,138 1,169 4,014 12,330 30,747
Reinvested — 102,416 — 5,360 — 2,689
Redeemed (1,769,053) (7,055,471) (17,256) (11,644) (82,497) (637,517)
Total Class R6 (1,477,839) (5,281,917) (16,087) (2,270) (70,167) (604,081)
Class Y
Issued 673,627 1,844,212 249,402 134,761 133,275 1,431,519
Reinvested — 334,804 — 451,449 — 66,077
Redeemed (3,553,148) (8,186,782) (680,582) (841,670) (760,769) (9,239,741)
Total Class Y (2,879,521) (6,007,766) (431,180) (255,460) (627,494) (7,742,145)
Member Class
Issued — — — — 21,535 46,392
Reinvested — — — — — 2,375
Redeemed — — — — (21,657) (28,882)
Total Member Class — — — — (122) 19,885
Change in Shares (5,894,616) (13,008,702) (1,570,366) 363,795 (1,174,266) (9,156,377)

52
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund Victory RS Small Cap Equity Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,264,025) $ (1,311,696) $ (2,132,529) $ (2,489,438) $ (402,304) $ (551,683)
Net realized gains (losses) 9,679,843 (6,795,394) 4,955,394 (37,644,194) (2,369,608) (22,242,472)
Net change in unrealized
appreciation/depreciation 80,758,530 (104,028,974) 44,606,638 (104,458,880) 5,052,349 (1,954,158)
Change in net assets resulting from
operations 89,174,348 (112,136,064) 47,429,503 (144,592,512) 2,280,437 (24,748,313)
Distributions to Shareholders:
Class A (377,503) (4,384,332) — (6,552,743) — (3,365,864)
Class C (2,098) (20,160) — (350,891) — (16,789)
Class R (986) (10,161) — (33,888) — (247,981)
Class Y (30,953) (401,226) — (1,342,160) — (181,269)
Member Class — — — — — (138,235)
Change in net assets resulting from
distributions to shareholders (411,540) (4,815,879) — (8,279,682) — (3,950,138)
Change in net assets resulting from
capital transactions (20,200,675) (19,356,756) (35,634,754) (27,125,371) (7,808,839) (1,256,231)
Change in net assets 68,562,133 (136,308,699) 11,794,749 (179,997,565) (5,528,402) (29,954,682)
Net Assets:
Beginning of period 208,401,348 344,710,047 163,829,270 343,826,835 38,562,121 68,516,803
End of period $ 276,963,481 $ 208,401,348 $ 175,624,019 $ 163,829,270 $ 33,033,719 $ 38,562,121

53
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund Victory RS Small Cap Equity Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 5,195,229 $ 4,167,043 $ 7,131,707 $ 15,185,266 $ 1,312,601 $ 1,336,251
Distributions reinvested 366,458 4,245,969 — 6,247,783 — 3,311,927
Cost of shares redeemed (22,374,546) (22,830,119) (30,073,716) (27,288,651) (9,197,823) (6,588,878)
Total Class A $ (16,812,859) $ (14,417,107) $ (22,942,009) $ (5,855,602) $ (7,885,222) $ (1,940,700)
Class C
Proceeds from shares issued $ 285,585 $ 57,563 $ 304,019 $ 445,137 $ 20,565 $ 10,390
Distributions reinvested 2,098 20,117 — 350,538 — 16,789
Cost of shares redeemed (241,175) (600,243) (1,516,506) (2,346,110) (107,888) (92,428)
Total Class C $ 46,508 $ (522,563) $ (1,212,487) $ (1,550,435) $ (87,323) $ (65,249)
Class R
Proceeds from shares issued $ 49,363 $ 78,198 $ 188,661 $ 142,859 $ 118,927 $ 107,572
Distributions reinvested 986 10,161 — 33,888 — 247,981
Cost of shares redeemed (80,977) (49,319) (306,524) (242,176) (332,616) (472,276)
Total Class R $ (30,628) $ 39,040 $ (117,863) $ (65,429) $ (213,689) $ (116,723)
Class Y
Proceeds from shares issued $ 2,620,535 $ 1,658,485 $ 1,730,010 $ 9,412,717 $ 726,318 $ 785,431
Distributions reinvested 29,518 385,722 — 1,286,976 — 181,126
Cost of shares redeemed (6,053,749) (6,500,333) (13,092,405) (30,353,598) (353,964) (929,618)
Total Class Y $ (3,403,696) $ (4,456,126) $ (11,362,395) $ (19,653,905) $ 372,354 $ 36,939
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 483,151 $ 891,336
Distributions reinvested — — — — — 138,235
Cost of shares redeemed — — — — (478,110) (200,069)
Total Member Class $ — $ — $ — $ — $ 5,041 $ 829,502
Change in net assets resulting from
capital transactions $ (20,200,675) $ (19,356,756) $ (35,634,754) $ (27,125,371) $ (7,808,839) $ (1,256,231)
Share Transactions:
Class A
Issued 238,344 201,829 406,280 778,358 164,342 135,071
Reinvested 14,987 233,654 — 386,149 — 416,071
Redeemed (1,055,425) (1,159,967) (1,717,017) (1,478,555) (1,203,484) (679,387)
Total Class A (802,094) (724,484) (1,310,737) (314,048) (1,039,142) (128,245)
Class C
Issued 17,308 3,767 25,298 34,476 2,356 1,018
Reinvested 115 1,474 — 32,517 — 2,096
Redeemed (15,471) (38,402) (130,002) (175,396) (13,117) (9,053)
Total Class C 1,952 (33,161) (104,704) (108,403) (10,761) (5,939)
Class R
Issued 2,683 4,408 13,832 10,203 26,147 18,650
Reinvested 47 650 — 2,693 — 52,762
Redeemed (4,202) (2,702) (22,602) (15,852) (72,832) (69,318)
Total Class R (1,472) 2,356 (8,770) (2,956) (46,685) 2,094
Class Y
Issued 114,521 74,901 89,639 448,635 91,258 83,100
Reinvested 1,135 19,955 — 71,104 — 21,511
Redeemed (281,858) (306,355) (689,102) (1,425,501) (41,904) (96,462)
Total Class Y (166,202) (211,499) (599,463) (905,762) 49,354 8,149
Member Class
Issued — — — — 60,460 92,568
Reinvested — — — — — 17,301
Redeemed — — — — (61,144) (22,922)
Total Member Class — — — — (684) 86,947
Change in Shares (967,816) (966,788) (2,023,674) (1,331,169) (1,047,918) (36,994)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $43.77 $73.73 $97.45 $77.19 $61.11
Investment Activities:
Net investment income (loss)(a) (0.51) (0.57) (1.20) (0.97) (0.80)
Net realized and unrealized gains (losses) 9.19 (26.65) (10.15) 30.04 23.84
Total from Investment Activities 8.68 (27.22) (11.35) 29.07 23.04
Distributions to Shareholders from:
Net realized gains — (2.74) (12.37) (8.81) (6.96)
Return of capital — —(b) — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96)
Net Asset Value, End of Period $52.45 $43.77 $73.73 $97.45 $77.19
Total Return (excludes sales charge)(c) 19.80% (37.07)% (11.06)% 37.84% 37.91%
Ratios to Average Net Assets:
Net Expenses(d) 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss) (1.09)% (1.08)% (1.27)% (1.20)% (1.06)%
Gross Expenses(d) 1.44% 1.44% 1.42% 1.43% 1.44%
Supplemental Data:
Net Assets at end of period (000's) $286,188 $303,669 $634,204 $820,006 $687,425
Portfolio Turnover(e) 129% 105% 92% 72% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

55
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $32.89 $56.86 $79.07 $64.34 $52.19
Investment Activities:
Net investment income (loss)(a) (0.65) (0.75) (1.55) (1.30) (1.17)
Net realized and unrealized gains (losses) 6.87 (20.48) (8.29) 24.84 20.28
Total from Investment Activities 6.22 (21.23) (9.84) 23.54 19.11
Distributions to Shareholders from:
Net realized gains — (2.74) (12.37) (8.81) (6.96)
Return of capital — —(b) — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96)
Net Asset Value, End of Period $39.11 $32.89 $56.86 $79.07 $64.34
Total Return (excludes contingent deferred sales charge)(c) 18.91% (37.55)% (11.73)% 36.78% 36.88%
Ratios to Average Net Assets:
Net Expenses(d) 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss) (1.85)% (1.84)% (2.03)% (1.96)% (1.82)%
Gross Expenses(d) 2.45% 2.31% 2.16% 2.26% 2.27%
Supplemental Data:
Net Assets at end of period (000's) $4,484 $5,126 $11,387 $20,323 $18,581
Portfolio Turnover(e) 129% 105% 92% 72% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $37.27 $63.68 $86.56 $69.61 $55.87
Investment Activities:
Net investment income (loss)(a) (0.62) (0.70) (1.45) (1.20) (1.05)
Net realized and unrealized gains (losses) 7.80 (22.97) (9.06) 26.96 21.75
Total from Investment Activities 7.18 (23.67) (10.51) 25.76 20.70
Distributions to Shareholders from:
Net realized gains — (2.74) (12.37) (8.81) (6.96)
Return of capital — —(b) — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96)
Net Asset Value, End of Period $44.45 $37.27 $63.68 $86.56 $69.61
Total Return(c) 19.26% (37.36)% (11.51)% 37.20% 37.28%
Ratios to Average Net Assets:
Net Expenses(d) 1.86% 1.86% 1.86% 1.86% 1.86%
Net Investment Income (Loss) (1.55)% (1.54)% (1.73)% (1.66)% (1.52)%
Gross Expenses(d) 2.23% 2.02% 1.86% 1.97% 1.93%
Supplemental Data:
Net Assets at end of period (000's) $2,406 $2,589 $5,060 $8,513 $8,012
Portfolio Turnover(e) 129% 105% 92% 72% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

57
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class R6
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $47.50 $79.37 $103.42 $81.24 $63.83
Investment Activities:
Net investment income (loss)(a) (0.39) (0.43) (0.91) (0.73) (0.58)
Net realized and unrealized gains (losses) 9.99 (28.70) (10.77) 31.72 24.95
Total from Investment Activities 9.60 (29.13) (11.68) 30.99 24.37
Distributions to Shareholders from:
Net realized gains — (2.74) (12.37) (8.81) (6.96)
Return of capital — —(b) — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96)
Net Asset Value, End of Period $57.10 $47.50 $79.37 $103.42 $81.24
Total Return(c) 20.23% (36.86)% (10.74)% 38.32% 38.38%
Ratios to Average Net Assets:
Net Expenses(d) 1.06% 1.05% 1.04% 1.06% 1.06%
Net Investment Income (Loss) (0.76)% (0.74)% (0.91)% (0.86)% (0.72)%
Gross Expenses(d) 1.09% 1.05% 1.04% 1.06% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $53,691 $114,850 $611,157 $677,128 $441,471
Portfolio Turnover(e) 129% 105% 92% 72% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $47.22 $79.00 $103.10 $81.06 $63.75
Investment Activities:
Net investment income (loss)(a) (0.42) (0.47) (1.00) (0.79) (0.62)
Net realized and unrealized gains (losses) 9.93 (28.57) (10.73) 31.64 24.89
Total from Investment Activities 9.51 (29.04) (11.73) 30.85 24.27
Distributions to Shareholders from:
Net realized gains — (2.74) (12.37) (8.81) (6.96)
Return of capital — —(b) — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96)
Net Asset Value, End of Period $56.73 $47.22 $79.00 $103.10 $81.06
Total Return(c) 20.16% (36.92)% (10.82)% 38.21% 38.29%
Ratios to Average Net Assets:
Net Expenses(d) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) (0.82)% (0.81)% (1.00)% (0.93)% (0.79)%
Gross Expenses(d) 1.17% 1.17% 1.14% 1.15% 1.15%
Supplemental Data:
Net Assets at end of period (000's) $203,715 $305,542 $985,724 $1,411,316 $1,131,648
Portfolio Turnover(e) 129% 105% 92% 72% 100%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

59
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $15.51 $31.30 $38.19 $33.81 $28.96
Investment Activities:
Net investment income (loss)(a) (0.17) (0.24) (0.49) (0.40) (0.37)
Net realized and unrealized gains (losses) 3.06 (9.65) 2.64 11.43 9.68
Total from Investment Activities 2.89 (9.89) 2.15 11.03 9.31
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46)
Total Distributions — (5.90) (9.04) (6.65) (4.46)
Net Asset Value, End of Period $18.40 $15.51 $31.30 $38.19 $33.81
Total Return (excludes sales charge)(b) 18.63% (32.43)% 6.89% 33.22% 32.29%
Ratios to Average Net Assets:
Net Expenses(c) 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss) (0.99)% (1.02)% (1.21)% (1.14)% (1.06)%
Gross Expenses(c) 1.54% 1.51% 1.48% 1.49% 1.52%
Supplemental Data:
Net Assets at end of period (000's) $65,450 $68,907 $117,017 $115,014 $97,337
Portfolio Turnover(d) 137% 131%(e) 75% 73% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory RS Select Growth Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.27 $20.74 $28.54 $26.77 $23.82
Investment Activities:
Net investment income (loss)(a) (0.16) (0.28) (0.59) (0.53) (0.53)
Net realized and unrealized gains (losses) 1.63 (6.29) 1.83 8.95 7.94
Total from Investment Activities 1.47 (6.57) 1.24 8.42 7.41
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46)
Total Distributions — (5.90) (9.04) (6.65) (4.46)
Net Asset Value, End of Period $9.74 $8.27 $20.74 $28.54 $26.77
Total Return (excludes contingent deferred sales charge)(b) 17.78% (32.94)% 6.02% 32.20% 31.28%
Ratios to Average Net Assets:
Net Expenses(c) 2.18% 2.18% 2.18% 2.18% 2.18%
Net Investment Income (Loss) (1.77)% (1.82)% (1.99)% (1.92)% (1.84)%
Gross Expenses(c) 2.78% 2.42% 2.24% 2.29% 2.30%
Supplemental Data:
Net Assets at end of period (000's) $1,445 $3,082 $9,835 $23,831 $26,988
Portfolio Turnover(d) 137% 131%(e) 75% 73% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

61
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.93 $21.67 $29.34 $27.30 $24.16
Investment Activities:
Net investment income (loss)(a) (0.15) (0.24) (0.53) (0.46) (0.45)
Net realized and unrealized gains (losses) 1.76 (6.60) 1.90 9.15 8.05
Total from Investment Activities 1.61 (6.84) 1.37 8.69 7.60
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46)
Total Distributions — (5.90) (9.04) (6.65) (4.46)
Net Asset Value, End of Period $10.54 $8.93 $21.67 $29.34 $27.30
Total Return(b) 18.03% (32.77)% 6.31% 32.57% 31.63%
Ratios to Average Net Assets:
Net Expenses(c) 1.91% 1.91% 1.91% 1.91% 1.91%
Net Investment Income (Loss) (1.50)% (1.53)% (1.72)% (1.64)% (1.57)%
Gross Expenses(c) 5.13% 4.17% 2.18% 5.35% 4.35%
Supplemental Data:
Net Assets at end of period (000's) $269 $331 $408 $504 $604
Portfolio Turnover(d) 137% 131%(e) 75% 73% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory RS Select Growth Fund
Class R6
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.89 $34.71 $41.25 $35.99 $30.50
Investment Activities:
Net investment income (loss)(a) (0.13) (0.18) (0.38) (0.31) (0.27)
Net realized and unrealized gains (losses) 3.55 (10.74) 2.88 12.22 10.22
Total from Investment Activities 3.42 (10.92) 2.50 11.91 9.95
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46)
Total Distributions — (5.90) (9.04) (6.65) (4.46)
Net Asset Value, End of Period $21.31 $17.89 $34.71 $41.25 $35.99
Total Return(b) 19.12% (32.21)% 7.23% 33.65% 32.76%
Ratios to Average Net Assets:
Net Expenses(c) 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss) (0.66)% (0.69)% (0.88)% (0.80)% (0.72)%
Gross Expenses(c) 3.62% 2.65% 1.83% 4.52% 5.46%
Supplemental Data:
Net Assets at end of period (000's) $364 $594 $1,231 $710 $302
Portfolio Turnover(d) 137% 131%(e) 75% 73% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

63
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.68 $34.43 $41.02 $35.84 $30.41
Investment Activities:
Net investment income (loss)(a) (0.14) (0.20) (0.41) (0.33) (0.29)
Net realized and unrealized gains (losses) 3.50 (10.65) 2.86 12.16 10.18
Total from Investment Activities 3.36 (10.85) 2.45 11.83 9.89
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46)
Total Distributions — (5.90) (9.04) (6.65) (4.46)
Net Asset Value, End of Period $21.04 $17.68 $34.43 $41.02 $35.84
Total Return(b) 19.00% (32.27)% 7.15% 33.57% 32.66%
Ratios to Average Net Assets:
Net Expenses(c) 1.14% 1.14% 1.14% 1.14% 1.14%
Net Investment Income (Loss) (0.73)% (0.76)% (0.95)% (0.88)% (0.80)%
Gross Expenses(c) 1.28% 1.24% 1.21% 1.24% 1.23%
Supplemental Data:
Net Assets at end of period (000's) $28,447 $31,532 $70,192 $93,844 $94,933
Portfolio Turnover(d) 137% 131%(e) 75% 73% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $15.52 $24.76 $32.99 $25.56 $19.96
Investment Activities:
Net investment income (loss)(a) (0.12) (0.14) (0.33) (0.20) (0.17)
Net realized and unrealized gains (losses) 2.90 (8.41) 1.60 8.98 5.77
Total from Investment Activities 2.78 (8.55) 1.27 8.78 5.60
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) —
Return of capital — —(b) — — —
Total Distributions — (0.69) (9.50) (1.35) —
Net Asset Value, End of Period $18.30 $15.52 $24.76 $32.99 $25.56
Total Return (excludes sales charge)(c) 17.91% (34.68)% 4.68% 34.47% 28.06%
Ratios to Average Net Assets:
Net Expenses(d) 1.20% 1.21%(e) 1.20% 1.20% 1.20%
Net Investment Income (Loss) (0.73)% (0.76)% (0.98)% (0.75)% (0.67)%
Gross Expenses(d) 1.44% 1.40% 1.33% 1.35% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $51,156 $47,664 $88,064 $93,072 $82,888
Portfolio Turnover(f) 119% 133% 90% 92% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

65
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.86 $19.34 $28.05 $22.08 $17.40
Investment Activities:
Net investment income (loss)(a) (0.21) (0.25) (0.52) (0.38) (0.34)
Net realized and unrealized gains (losses) 2.21 (6.54) 1.31 7.70 5.02
Total from Investment Activities 2.00 (6.79) 0.79 7.32 4.68
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) —
Return of capital — —(b) — — —
Total Distributions — (0.69) (9.50) (1.35) —
Net Asset Value, End of Period $13.86 $11.86 $19.34 $28.05 $22.08
Total Return (excludes contingent deferred sales charge)(c) 16.86% (35.30)% 3.75% 33.30% 26.90%
Ratios to Average Net Assets:
Net Expenses(d) 2.11% 2.12%(e) 2.09% 2.11% 2.11%
Net Investment Income (Loss) (1.63)% (1.69)% (1.87)% (1.65)% (1.58)%
Gross Expenses(d) 2.57% 2.25% 2.09% 2.14% 2.12%
Supplemental Data:
Net Assets at end of period (000's) $1,123 $3,312 $12,054 $17,325 $20,266
Portfolio Turnover(f) 119% 133% 90% 92% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $13.14 $21.24 $29.79 $23.32 $18.31
Investment Activities:
Net investment income (loss)(a) (0.19) (0.21) (0.47) (0.33) (0.28)
Net realized and unrealized gains (losses) 2.44 (7.20) 1.42 8.15 5.29
Total from Investment Activities 2.25 (7.41) 0.95 7.82 5.01
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) —
Return of capital — —(b) — — —
Total Distributions — (0.69) (9.50) (1.35) —
Net Asset Value, End of Period $15.39 $13.14 $21.24 $29.79 $23.32
Total Return(c) 17.12% (35.06)% 4.09% 33.67% 27.36%
Ratios to Average Net Assets:
Net Expenses(d) 1.80% 1.81%(e) 1.80% 1.80% 1.80%
Net Investment Income (Loss) (1.32)% (1.36)% (1.58)% (1.34)% (1.26)%
Gross Expenses(d) 4.67% 3.89% 1.93% 4.13% 3.41%
Supplemental Data:
Net Assets at end of period (000's) $380 $373 $610 $596 $927
Portfolio Turnover(f) 119% 133% 90% 92% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

67
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class R6
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $16.68 $26.46 $34.53 $26.63 $20.74
Investment Activities:
Net investment income (loss)(a) (0.08) (0.11) (0.25) (0.14) (0.11)
Net realized and unrealized gains (losses) 3.11 (8.98) 1.68 9.39 6.00
Total from Investment Activities 3.03 (9.09) 1.43 9.25 5.89
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) —
Return of capital — —(b) — — —
Total Distributions — (0.69) (9.50) (1.35) —
Net Asset Value, End of Period $19.71 $16.68 $26.46 $34.53 $26.63
Total Return(c) 18.17% (34.49)% 4.95% 34.86% 28.40%
Ratios to Average Net Assets:
Net Expenses(d) 0.94% 0.95%(e) 0.94% 0.94% 0.94%
Net Investment Income (Loss) (0.47)% (0.54)% (0.73)% (0.49)% (0.44)%
Gross Expenses(d) 1.77% 1.16% 0.98% 1.01% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $1,406 $2,360 $19,731 $27,861 $20,321
Portfolio Turnover(f) 119% 133% 90% 92% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $16.65 $26.43 $34.50 $26.61 $20.73
Investment Activities:
Net investment income (loss)(a) (0.09) (0.11) (0.26) (0.14) (0.11)
Net realized and unrealized gains (losses) 3.11 (8.98) 1.69 9.38 5.99
Total from Investment Activities 3.02 (9.09) 1.43 9.24 5.88
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) —
Return of capital — —(b) — — —
Total Distributions — (0.69) (9.50) (1.35) —
Net Asset Value, End of Period $19.67 $16.65 $26.43 $34.50 $26.61
Total Return(c) 18.20% (34.53)% 4.96% 34.84% 28.36%
Ratios to Average Net Assets:
Net Expenses(d) 0.95% 0.96%(e) 0.95% 0.95% 0.95%
Net Investment Income (Loss) (0.47)% (0.53)% (0.73)% (0.50)% (0.43)%
Gross Expenses(d) 1.12% 1.13% 1.09% 1.10% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $20,967 $28,192 $249,373 $466,342 $395,586
Portfolio Turnover(f) 119% 133% 90% 92% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

69
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Member Class
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $15.59 $24.84 $33.00 $29.16
Investment Activities:
Net investment income (loss)(b) (0.10) (0.11) (0.28) (0.04)
Net realized and unrealized gains (losses) 2.92 (8.45) 1.62 5.23
Total from Investment Activities 2.82 (8.56) 1.34 5.19
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35)
Return of capital — —(c) — —
Total Distributions — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $18.41 $15.59 $24.84 $33.00
Total Return(d)(e) 18.09% (34.61)% 4.88% 17.94%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(f) (0.57)% (0.58)% (0.85)% (0.71)%
Gross Expenses(f)(g) 2.71% 2.60% 5.66% 31.23%
Supplemental Data:
Net Assets at end of period (000's) $1,073 $911 $957 $109
Portfolio Turnover(d)(h) 119% 133% 90% 92%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
70
See notes to financial statements.
Victory RS Growth Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.06 $26.14 $23.84 $19.22 $16.40
Investment Activities:
Net investment income (loss)(a) (0.11) (0.11) (0.18) (0.08) (0.03)
Net realized and unrealized gains (losses) 7.73 (8.57) 4.85 6.89 4.90
Total from Investment Activities 7.62 (8.68) 4.67 6.81 4.87
Distributions to Shareholders from:
Net investment income — — (0.02) — —
Net realized gains (0.04) (0.40) (2.35) (2.19) (2.05)
Total Distributions (0.04) (0.40) (2.37) (2.19) (2.05)
Net Asset Value, End of Period $24.64 $17.06 $26.14 $23.84 $19.22
Total Return (excludes sales charge)(b) 44.65% (33.31)% 19.91% 35.64% 29.83%
Ratios to Average Net Assets:
Net Expenses(c) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) (0.53)% (0.53)% (0.71)% (0.37)% (0.16)%
Gross Expenses(c) 1.18% 1.18% 1.17% 1.19% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $253,304 $189,042 $308,663 $274,388 $223,503
Portfolio Turnover(d) 62% 96% 62% 73% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

71
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $12.81 $19.94 $18.80 $15.63 $13.75
Investment Activities:
Net investment income (loss)(a) (0.22) (0.21) (0.31) (0.20) (0.16)
Net realized and unrealized gains (losses) 5.79 (6.52) 3.80 5.56 4.09
Total from Investment Activities 5.57 (6.73) 3.49 5.36 3.93
Distributions to Shareholders from:
Net realized gains (0.04) (0.40) (2.35) (2.19) (2.05)
Total Distributions (0.04) (0.40) (2.35) (2.19) (2.05)
Net Asset Value, End of Period $18.34 $12.81 $19.94 $18.80 $15.63
Total Return (excludes contingent deferred sales charge)(b) 43.46% (33.89)% 18.95% 34.55% 28.74%
Ratios to Average Net Assets:
Net Expenses(c) 1.93% 1.93% 1.93% 1.93% 1.93%
Net Investment Income (Loss) (1.36)% (1.37)% (1.54)% (1.20)% (0.99)%
Gross Expenses(c) 3.33% 2.78% 1.99% 2.43% 2.33%
Supplemental Data:
Net Assets at end of period (000's) $1,022 $689 $1,733 $3,731 $4,240
Portfolio Turnover(d) 62% 96% 62% 73% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
72
See notes to financial statements.
Victory RS Growth Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $14.68 $22.71 $21.09 $17.29 $15.00
Investment Activities:
Net investment income (loss)(a) (0.21) (0.20) (0.30) (0.19) (0.14)
Net realized and unrealized gains (losses) 6.63 (7.43) 4.27 6.18 4.48
Total from Investment Activities 6.42 (7.63) 3.97 5.99 4.34
Distributions to Shareholders from:
Net realized gains (0.04) (0.40) (2.35) (2.19) (2.05)
Total Distributions (0.04) (0.40) (2.35) (2.19) (2.05)
Net Asset Value, End of Period $21.06 $14.68 $22.71 $21.09 $17.29
Total Return(b) 43.78% (33.72)% 19.17% 34.87% 29.08%
Ratios to Average Net Assets:
Net Expenses(c) 1.71% 1.71% 1.71% 1.71% 1.71%
Net Investment Income (Loss) (1.14)% (1.14)% (1.32)% (0.98)% (0.77)%
Gross Expenses(c) 4.00% 3.68% 1.71% 6.08% 5.41%
Supplemental Data:
Net Assets at end of period (000's) $522 $385 $542 $420 $438
Portfolio Turnover(d) 62% 96% 62% 73% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

73
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $18.15 $27.70 $25.13 $20.11 $17.04
Investment Activities:
Net investment income (loss)(a) (0.06) (0.06) (0.12) (0.02) 0.02
Net realized and unrealized gains (losses) 8.24 (9.09) 5.13 7.23 5.10
Total from Investment Activities 8.18 (9.15) 5.01 7.21 5.12
Distributions to Shareholders from:
Net investment income —(b) — (0.09) — —
Net realized gains (0.04) (0.40) (2.35) (2.19) (2.05)
Total Distributions (0.04) (0.40) (2.44) (2.19) (2.05)
Net Asset Value, End of Period $26.29 $18.15 $27.70 $25.13 $20.11
Total Return(c) 45.05% (33.13)% 20.22% 36.06% 30.18%
Ratios to Average Net Assets:
Net Expenses(d) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss) (0.26)% (0.26)% (0.44)% (0.09)% 0.11%
Gross Expenses(d) 0.97% 0.95% 0.91% 0.99% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $22,116 $18,286 $33,772 $29,875 $31,473
Portfolio Turnover(e) 62% 96% 62% 73% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
74
See notes to financial statements.
Victory RS Science and Technology Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $15.26 $28.34 $36.35 $23.37 $18.34
Investment Activities:
Net investment income (loss)(a) (0.22) (0.22) (0.46) (0.34) (0.26)
Net realized and unrealized gains (losses) 5.19 (12.07) (3.10) 15.48 7.43
Total from Investment Activities 4.97 (12.29) (3.56) 15.14 7.17
Distributions to Shareholders from:
Net realized gains — (0.79) (4.45) (2.16) (2.14)
Total Distributions — (0.79) (4.45) (2.16) (2.14)
Net Asset Value, End of Period $20.23 $15.26 $28.34 $36.35 $23.37
Total Return (excludes sales charge)(b) 32.57% (43.51)% (9.25)% 65.03% 39.32%
Ratios to Average Net Assets:
Net Expenses(c) 1.49% 1.47% 1.47% 1.48% 1.48%
Net Investment Income (Loss) (1.28)% (1.20)% (1.28)% (1.22)% (1.14)%
Gross Expenses(c) 1.49% 1.48% 1.47% 1.48% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $145,950 $130,060 $250,490 $320,605 $199,591
Portfolio Turnover(d) 77% 56% 46% 30% 88%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

75
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $10.17 $19.48 $26.81 $17.73 $14.40
Investment Activities:
Net investment income (loss)(a) (0.24) (0.26) (0.55) (0.41) (0.35)
Net realized and unrealized gains (losses) 3.44 (8.26) (2.33) 11.65 5.82
Total from Investment Activities 3.20 (8.52) (2.88) 11.24 5.47
Distributions to Shareholders from:
Net realized gains — (0.79) (4.45) (2.16) (2.14)
Total Distributions — (0.79) (4.45) (2.16) (2.14)
Net Asset Value, End of Period $13.37 $10.17 $19.48 $26.81 $17.73
Total Return (excludes contingent deferred sales charge)(b) 31.56% (43.95)% (10.03)% 63.71% 38.27%
Ratios to Average Net Assets:
Net Expenses(c) 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss) (2.07)% (2.01)% (2.09)% (2.03)% (1.94)%
Gross Expenses(c) 2.51% 2.40% 2.28% 2.32% 2.34%
Supplemental Data:
Net Assets at end of period (000's) $4,816 $4,725 $11,168 $18,398 $14,054
Portfolio Turnover(d) 77% 56% 46% 30% 88%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
76
See notes to financial statements.
Victory RS Science and Technology Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.87 $22.45 $29.99 $19.60 $15.70
Investment Activities:
Net investment income (loss)(a) (0.23) (0.25) (0.51) (0.39) (0.31)
Net realized and unrealized gains (losses) 4.03 (9.54) (2.58) 12.94 6.35
Total from Investment Activities 3.80 (9.79) (3.09) 12.55 6.04
Distributions to Shareholders from:
Net realized gains — (0.79) (4.45) (2.16) (2.14)
Total Distributions — (0.79) (4.45) (2.16) (2.14)
Net Asset Value, End of Period $15.67 $11.87 $22.45 $29.99 $19.60
Total Return(b) 32.01% (43.79)% (9.66)% 64.32% 38.73%
Ratios to Average Net Assets:
Net Expenses(c) 1.93% 1.93% 1.93% 1.93% 1.93%
Net Investment Income (Loss) (1.72)% (1.66)% (1.74)% (1.68)% (1.59)%
Gross Expenses(c) 4.08% 3.29% 1.93% 3.69% 4.28%
Supplemental Data:
Net Assets at end of period (000's) $576 $541 $1,089 $1,273 $681
Portfolio Turnover(d) 77% 56% 46% 30% 88%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

77
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.08 $31.49 $39.73 $25.36 $19.72
Investment Activities:
Net investment income (loss)(a) (0.20) (0.20) (0.41) (0.29) (0.22)
Net realized and unrealized gains (losses) 5.82 (13.42) (3.38) 16.82 8.00
Total from Investment Activities 5.62 (13.62) (3.79) 16.53 7.78
Distributions to Shareholders from:
Net realized gains — (0.79) (4.45) (2.16) (2.14)
Total Distributions — (0.79) (4.45) (2.16) (2.14)
Net Asset Value, End of Period $22.70 $17.08 $31.49 $39.73 $25.36
Total Return(b) 32.90% (43.38)% (9.04)% 65.40% 39.66%
Ratios to Average Net Assets:
Net Expenses(c) 1.24% 1.24% 1.23% 1.24% 1.24%
Net Investment Income (Loss) (1.03)% (0.97)% (1.05)% (0.99)% (0.89)%
Gross Expenses(c) 1.29% 1.28% 1.23% 1.26% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $24,281 $28,503 $81,080 $109,275 $77,998
Portfolio Turnover(d) 77% 56% 46% 30% 88%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
78
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $7.57 $13.32 $18.02 $16.05 $12.97
Investment Activities:
Net investment income (loss)(a) (0.09) (0.11) (0.21) (0.19) (0.15)
Net realized and unrealized gains (losses) 0.64 (4.81) (1.28) 6.17 5.11
Total from Investment Activities 0.55 (4.92) (1.49) 5.98 4.96
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (4.01) (1.88)
Total Distributions — (0.83) (3.21) (4.01) (1.88)
Net Asset Value, End of Period $8.12 $7.57 $13.32 $18.02 $16.05
Total Return (excludes sales charge)(b) 7.27% (37.21)% (7.36)% 37.99% 38.49%
Ratios to Average Net Assets:
Net Expenses(c) 1.35% 1.31% 1.25% 1.29% 1.26%
Net Investment Income (Loss) (1.11)% (1.19)% (1.18)% (1.14)% (0.93)%
Gross Expenses(c) 1.37% 1.31% 1.25% 1.29% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $27,524 $33,527 $60,699 $76,611 $63,247
Portfolio Turnover(d) 192% 151% 113% 157%(e) 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Reflects increased trading activity due to changes in allocation strategies.

79
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021(a)
Year
Ended
December 31,
2020(a)
Year
Ended
December 31,
2019(a)
Net Asset Value, Beginning of Period $7.61 $13.49 $18.39 $49.61 $52.83
Investment Activities:
Net investment income (loss)(b) (0.15) (0.19) (0.37) (0.84) (1.08)
Net realized and unrealized gains (losses) 0.64 (4.86) (1.32) 17.74 20.42
Total from Investment Activities 0.49 (5.05) (1.69) 16.90 19.34
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (48.12) (22.56)
Total Distributions — (0.83) (3.21) (48.12) (22.56)
Net Asset Value, End of Period $8.10 $7.61 $13.49 $18.39 $49.61
Total Return (excludes contingent deferred sales charge)(c) 6.44% (37.71)% (8.14)% 36.75% 37.26%
Ratios to Average Net Assets:
Net Expenses(d) 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss) (1.86)% (1.99)% (2.04)% (1.94)% (1.76)%
Gross Expenses(d) 12.00% 7.52% 4.32% 5.26% 3.86%
Supplemental Data:
Net Assets at end of period (000's) $93 $169 $380 $515 $478
Portfolio Turnover(e) 192% 151% 113% 157%(f) 89%
(a) Per share amounts were adjusted for a 1:12 reverse stock split effective December 3, 2021.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(f) Reflects increased trading activity due to changes in allocation strategies.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
80
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $4.47 $8.41 $12.79 $12.32 $10.32
Investment Activities:
Net investment income (loss)(a) (0.07) (0.10) (0.21) (0.20) (0.18)
Net realized and unrealized gains (losses) 0.37 (3.01) (0.96) 4.68 4.06
Total from Investment Activities 0.30 (3.11) (1.17) 4.48 3.88
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (4.01) (1.88)
Total Distributions — (0.83) (3.21) (4.01) (1.88)
Net Asset Value, End of Period $4.77 $4.47 $8.41 $12.79 $12.32
Total Return(b) 6.71% (37.41)% (7.87)% 37.31% 37.91%
Ratios to Average Net Assets:
Net Expenses(c) 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss) (1.51)% (1.63)% (1.68)% (1.59)% (1.42)%
Gross Expenses(c) 2.43% 2.23% 1.89% 2.05% 2.05%
Supplemental Data:
Net Assets at end of period (000's) $1,460 $1,575 $2,949 $3,325 $2,874
Portfolio Turnover(d) 192% 151% 113% 157%(e) 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Reflects increased trading activity due to changes in allocation strategies.

81
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.01 $13.98 $18.71 $16.52 $13.29
Investment Activities:
Net investment income (loss)(a) (0.07) (0.10) (0.19) (0.16) (0.13)
Net realized and unrealized gains (losses) 0.67 (5.04) (1.33) 6.36 5.24
Total from Investment Activities 0.60 (5.14) (1.52) 6.20 5.11
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (4.01) (1.88)
Total Distributions — (0.83) (3.21) (4.01) (1.88)
Net Asset Value, End of Period $8.61 $8.01 $13.98 $18.71 $16.52
Total Return(b) 7.49% (37.02)% (7.25)% 38.24% 38.69%
Ratios to Average Net Assets:
Net Expenses(c) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) (0.86)% (0.98)% (1.03)% (0.95)% (0.77)%
Gross Expenses(c) 1.55% 1.44% 1.10% 1.58% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $2,401 $1,838 $3,095 $4,449 $3,275
Portfolio Turnover(d) 192% 151% 113% 157%(e) 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(e) Reflects increased trading activity due to changes in allocation strategies.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
Victory RS Small Cap Equity Fund
Member Class
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $7.60 $13.34 $18.04 $17.72
Investment Activities:
Net investment income (loss)(b) (0.07) (0.10) (0.19) (0.04)
Net realized and unrealized gains (losses) 0.63 (4.81) (1.30) 4.37
Total from Investment Activities 0.56 (4.91) (1.49) 4.33
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (4.01)
Total Distributions — (0.83) (3.21) (4.01)
Net Asset Value, End of Period $8.16 $7.60 $13.34 $18.04
Total Return(c)(d) 7.37% (37.08)% (7.35)% 25.09%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(e) (0.91)% (1.03)% (1.08)% (1.14)%
Gross Expenses(e)(f) 2.26% 2.44% 3.55% 23.73%
Supplemental Data:
Net Assets at end of period (000's) $1,556 $1,454 $1,394 $218
Portfolio Turnover(c)(g) 192% 151% 113% 157%(h)
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects increased trading activity due to changes in allocation strategies.

Notes to Financial Statements
December 31, 2023
Victory Portfolios
83
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following six Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Small Cap Growth Fund RS Small Cap Growth Fund A, C, R, R6, and Y
Victory RS Select Growth Fund RS Select Growth Fund A, C, R, R6, and Y
Victory RS Mid Cap Growth Fund RS Mid Cap Growth Fund A, C, R, R6, Y, and Member Class
Victory RS Growth Fund RS Growth Fund A, C, R, and Y
Victory RS Science and Technology Fund RS Science and Technology Fund A, C, R, and Y
Victory RS Small Cap Equity Fund RS Small Cap Equity Fund A, C, R, Y, and Member Class

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
84
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Level 1 Level 2 Level 3 Total
RS Small Cap Growth Fund
Common Stocks ............................ $ 551,394,279 $ — $ — $ 551,394,279
Collateral for Securities Loaned ................ 1,561,832 — — 1,561,832
Total .................................... $ 552,956,111 $ — $ — $ 552,956,111
RS Select Growth Fund
Common Stocks ............................ 93,374,838 — — 93,374,838
Collateral for Securities Loaned ................ 621,000 — — 621,000
Total .................................... $ 93,995,838 $ — $ — $ 93,995,838
RS Mid Cap Growth Fund
Common Stocks ............................ 76,539,364 — — 76,539,364
Collateral for Securities Loaned ................ 1,623,700 — — 1,623,700
Total .................................... $ 78,163,064 $ — $ — $ 78,163,064
RS Growth Fund
Common Stocks ............................ 276,807,228 — — 276,807,228
Collateral for Securities Loaned ................ 1,581,392 — — 1,581,392
Total .................................... $ 278,388,620 $ — $ — $ 278,388,620
RS Science and Technology Fund
Common Stocks ............................ 173,474,514 — — 173,474,514
Warrants ................................. 2,443 —* —* 2,443
Collateral for Securities Loaned ................ 1,667,636 — — 1,667,636
Total .................................... $ 175,144,593 $ —* $ —* $ 175,144,593
RS Small Cap Equity Fund
Common Stocks ............................ 32,548,457 — — 32,548,457
Collateral for Securities Loaned ................ 59,400 — — 59,400
Total .................................... $ 32,607,857 $ — $ — $ 32,607,857
* Rounds to less than $1.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
85
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Small Cap Growth Fund ......................................... $ 1,482,653 $ — $ 1,561,832
RS Select Growth Fund ............................................ 580,230 — 621,000
RS Mid Cap Growth Fund .......................................... 1,578,151 — 1,623,700
RS Growth Fund ................................................. 1,522,351 — 1,581,392
RS Science and Technology Fund ..................................... 1,578,558 — 1,667,636
RS Small Cap Equity Fund .......................................... 56,664 — 59,400
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Level 1 Level 2 Level 3 Total
RS Small Cap Growth Fund
Common Stocks ............................ $ 551,394,279 $ — $ — $ 551,394,279
Collateral for Securities Loaned ................ 1,561,832 — — 1,561,832
Total .................................... $ 552,956,111 $ — $ — $ 552,956,111
RS Select Growth Fund
Common Stocks ............................ 93,374,838 — — 93,374,838
Collateral for Securities Loaned ................ 621,000 — — 621,000
Total .................................... $ 93,995,838 $ — $ — $ 93,995,838
RS Mid Cap Growth Fund
Common Stocks ............................ 76,539,364 — — 76,539,364
Collateral for Securities Loaned ................ 1,623,700 — — 1,623,700
Total .................................... $ 78,163,064 $ — $ — $ 78,163,064
RS Growth Fund
Common Stocks ............................ 276,807,228 — — 276,807,228
Collateral for Securities Loaned ................ 1,581,392 — — 1,581,392
Total .................................... $ 278,388,620 $ — $ — $ 278,388,620
RS Science and Technology Fund
Common Stocks ............................ 173,474,514 — — 173,474,514
Warrants ................................. 2,443 —* —* 2,443
Collateral for Securities Loaned ................ 1,667,636 — — 1,667,636
Total .................................... $ 175,144,593 $ —* $ —* $ 175,144,593
RS Small Cap Equity Fund
Common Stocks ............................ 32,548,457 — — 32,548,457
Collateral for Securities Loaned ................ 59,400 — — 59,400
Total .................................... $ 32,607,857 $ — $ — $ 32,607,857
* Rounds to less than $1.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
86
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
* Effective January 17, 2024, the advisory fee rate was changed to a tiered rate of 0.95% of net assets up to $1 billion, 0.825% of net assets on the next $1 billion, and 0.75% of net assets in excess of $2 billion.
Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the
“Victory Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Excluding U.S. Government Securities
Purchases Sales
RS Small Cap Growth Fund ........................................................... $ 794,864,265 $ 1,094,970,934
RS Select Growth Fund .............................................................. 133,706,629 160,786,040
RS Mid Cap Growth Fund ............................................................ 94,773,957 114,836,882
RS Growth Fund ................................................................... 151,864,621 173,974,452
RS Science and Technology Fund ....................................................... 129,409,419 169,504,565
RS Small Cap Equity Fund ............................................................ 68,544,552 75,656,990
Flat Rate
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95%*
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
87
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended December 31, 2023, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Class A Class C Class R
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Amount
RS Small Cap Growth Fund ............................................................................. $ 2,376
RS Select Growth Fund ................................................................................ 602
RS Mid Cap Growth Fund .............................................................................. 1,111
RS Growth Fund ..................................................................................... 2,059
RS Science and Technology Fund ......................................................................... 2,126
RS Small Cap Equity Fund .............................................................................. 631
In effect until April 30, 2024
Class A Class C Class R Class R6 Class Y
Member
Class
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.16% 1.86% 1.06% 1.13% N/A
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.18% 1.91% 1.06% 1.14% N/A
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20% 2.11% 1.80% 0.94% 0.95% 1.05%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.93% 1.71% N/A 0.83% N/A
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.49% 2.28% 1.93% N/A 1.24% N/A
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.35% 2.10% 1.75% N/A 1.10% 1.15%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
88
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
For the year ended December 31, 2023, the following recoupment amounts were paid to the Adviser.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2023.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
Concentration Risk —  The RS Science and Technology Fund (herein, the Fund)  may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act. Concentrating investments in the science and technology related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors.
In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the sectors, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Science and Technology Investment Risk —  Investments in science and technology companies (including those within the health care sector) may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in
Amount
RS Small Cap Growth Fund ............................................................................. $ 15,512
RS Science and Technology Fund ......................................................................... 1,702
RS Small Cap Equity Fund .............................................................................. 97
Expires
2024
Expires
2025
Expires
2026 Total
RS Small Cap Growth Fund ............................................. $ 300,370 $ 392,843 $ 240,591 $ 933,804
RS Select Growth Fund ................................................ 180,839 170,568 171,324 522,731
RS Mid Cap Growth Fund .............................................. 678,326 404,134 213,101 1,295,561
RS Growth Fund ..................................................... 240,370 237,938 237,847 716,155
RS Science and Technology Fund ......................................... — 31,833 34,914 66,747
RS Small Cap Equity Fund .............................................. 42,087 45,282 53,849 141,218

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
89
management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended December 31, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2023.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and
Borrower or
Lender
Amount
Outstanding at
December 31, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Small Cap Growth Fund ........................ Borrower $ — $ 1,599,552 5.37% $ 4,109,000
RS Select Growth Fund ........................... Borrower — 1,371,500 5.37% 1,419,000
RS Mid Cap Growth Fund ......................... Borrower — 1,157,000 4.84% 1,157,000
RS Science and Technology Fund .................... Borrower — 6,157,500 5.59% 6,204,000
RS Small Cap Equity Fund ......................... Borrower — 1,479,000 5.86% 1,664,000
Declared Paid
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
90
distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2023, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and passive foreign investment company adjustments.
As of December 31, 2023, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Total Accumulated Earnings/(Loss) Capital
RS Small Cap Growth Fund ................................................. $ 5,261,136 $ (5,261,136)
RS Select Growth Fund .................................................... 928,965 (928,965)
RS Mid Cap Growth Fund .................................................. 537,843 (537,843)
RS Growth Fund ......................................................... 1,264,166 (1,264,166)
RS Science and Technology Fund ............................................. 1,310,804 (1,310,804)
RS Small Cap Equity Fund .................................................. 402,304 (402,304)
Year Ended December 31, 2023
Distributions
Paid From:
Net Long-
Term Capital
Gains
Total
Distributions
Paid
RS Growth Fund ........................................................................... $ 411,540 $ 411,540
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
RS Small Cap Growth Fund ............................. $ — $ 43,757,183 $ 43,757,183 $ 8,783 $ 43,765,966
RS Select Growth Fund ................................ 4,809,209 25,339,340 30,148,549 — 30,148,549
RS Mid Cap Growth Fund .............................. — 3,708,813 3,708,813 1,842 3,710,655
RS Growth Fund ..................................... — 4,815,879 4,815,879 — 4,815,879
RS Science and Technology Fund ......................... — 8,279,682 8,279,682 — 8,279,682
RS Small Cap Equity Fund .............................. 2,905,298 1,044,840 3,950,138 — 3,950,138
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
RS Small Cap Growth Fund ........................ $ — $ — $ (280,226,682) $ 94,267,088 $ (185,959,594)
RS Select Growth Fund ........................... — — (8,881,559) 13,461,770 4,580,211
RS Mid Cap Growth Fund ......................... — — (21,475,857) 14,747,176 (6,728,681)
RS Growth Fund ................................ 1,761,148 1,761,148 — 139,953,685 141,714,833
RS Science and Technology Fund .................... — — (38,972,820) 74,455,904 35,483,084
RS Small Cap Equity Fund ......................... — — (24,147,073) 2,681,496 (21,465,577)
Short-Term
Amount
Long-Term
Amount Total
RS Small Cap Growth Fund .............................................. $ (280,226,682) $ — $ (280,226,682)
RS Select Growth Fund ................................................. (8,881,559) — (8,881,559)
RS Mid Cap Growth Fund ............................................... (21,475,857) — (21,475,857)
RS Science and Technology Fund .......................................... (38,972,820) — (38,972,820)
RS Small Cap Equity Fund ............................................... (16,834,094) (7,312,979) (24,147,073)

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
91
During the tax year ended December 31, 2023, the following Funds utilized capital loss carryforwards:
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
9. Subsequent Event:
On December 5, 2023, the Board approved the adoption of a conversion feature for Class R of all the Funds. Under the relevant conversion feature, effective after the close of business on March 28, 2024, all of the issued and outstanding shares of Class R of each Fund will be converted into shares of Class A of each Fund. The share class conversion will be effectuated on the basis of the relative NAVs of the share class without the imposition of a sales charge. Based on the financial information for the Funds’ fiscal year ended December 31, 2023, Class A has lower gross and net total expense ratios than Class R.
Amount
RS Small Cap Growth Fund ............................................................................. $ (57,505,244)
RS Select Growth Fund ................................................................................ (7,925,208)
RS Mid Cap Growth Fund .............................................................................. (5,341,613)
RS Growth Fund ..................................................................................... (6,366,788)
RS Science and Technology Fund ......................................................................... (5,542,851)
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
RS Small Cap Growth Fund ......................... $ 458,689,023 $ 118,935,017 $ (24,667,929) $ 94,267,088
RS Select Growth Fund ............................ 80,534,068 18,617,637 (5,155,867) 13,461,770
RS Mid Cap Growth Fund .......................... 63,415,888 17,602,641 (2,855,465) 14,747,176
RS Growth Fund ................................. 138,434,935 141,567,750 (1,614,065) 139,953,685
RS Science and Technology Fund ..................... 100,688,689 81,302,575 (6,846,671) 74,455,904
RS Small Cap Equity Fund .......................... 29,926,361 4,100,311 (1,418,815) 2,681,496

92
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory RS Small
Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, Victory RS Science and
Technology Fund, and Victory RS Small Cap Equity Fund (the “Funds”), each a series of Victory Portfolios, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December
31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 23, 2024

Supplemental Information
December 31, 2023
Victory Portfolios
93
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 37 portfolios in the Trust, 27 portfolios in Victory Portfolios
II, and six portfolios in Victory Variable Insurance Funds, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to service as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee November 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
94
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios II, Victory Portfolios
III and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios II, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios II, Victory Portfolios III and Victory Variable
Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios II, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief Compliance Officer for Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary December 1997 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios
95
(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases;  and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
RS Small Cap Growth Fund
Class A ............................... $ 1,000.00 $ 1,063.90 $ 1,018.15 $ 7.28 $ 7.12 1.40%
Class C ............................... 1,000.00 1,059.90 1,014.32 11.21 10.97 2.16%
Class R ............................... 1,000.00 1,061.60 1,015.83 9.67 9.45 1.86%
Class R6 .............................. 1,000.00 1,065.90 1,019.86 5.52 5.40 1.06%
Class Y ............................... 1,000.00 1,065.50 1,019.51 5.88 5.75 1.13%
RS Select Growth Fund
Class A ............................... 1,000.00 1,027.40 1,018.15 7.15 7.12 1.40%
Class C ............................... 1,000.00 1,024.20 1,014.22 11.12 11.07 2.18%
Class R ............................... 1,000.00 1,025.30 1,015.58 9.75 9.70 1.91%
Class R6 .............................. 1,000.00 1,029.50 1,019.86 5.42 5.40 1.06%
Class Y ............................... 1,000.00 1,028.90 1,019.46 5.83 5.80 1.14%
RS Mid Cap Growth Fund
Class A ............................... 1,000.00 1,020.60 1,019.16 6.11 6.11 1.20%
Class C ............................... 1,000.00 1,016.10 1,014.57 10.72 10.71 2.11%
Class R ............................... 1,000.00 1,017.90 1,016.13 9.16 9.15 1.80%
Class R6 .............................. 1,000.00 1,021.80 1,020.47 4.79 4.79 0.94%
Class Y ............................... 1,000.00 1,022.30 1,020.42 4.84 4.84 0.95%
Member Class .......................... 1,000.00 1,021.60 1,019.91 5.35 5.35 1.05%

Supplemental Information — continued
December 31, 2023
Victory Portfolios
96
(Unaudited)
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
RS Growth Fund
Class A ............................... 1,000.00 1,091.90 1,019.66 5.80 5.60 1.10%
Class C ............................... 1,000.00 1,087.40 1,015.48 10.15 9.80 1.93%
Class R ............................... 1,000.00 1,089.10 1,016.59 9.00 8.69 1.71%
Class Y ............................... 1,000.00 1,093.80 1,021.02 4.38 4.23 0.83%
RS Science and Technology Fund
Class A ............................... 1,000.00 1,069.80 1,017.69 7.77 7.58 1.49%
Class C ............................... 1,000.00 1,066.10 1,013.71 11.87 11.57 2.28%
Class R ............................... 1,000.00 1,067.40 1,015.48 10.06 9.80 1.93%
Class Y ............................... 1,000.00 1,071.30 1,018.95 6.47 6.31 1.24%
RS Small Cap Equity Fund
Class A ............................... 1,000.00 991.50 1,018.40 6.78 6.87 1.35%
Class C ............................... 1,000.00 987.80 1,014.62 10.52 10.66 2.10%
Class R ............................... 1,000.00 989.60 1,016.38 8.78 8.89 1.75%
Class Y ............................... 1,000.00 993.10 1,019.66 5.53 5.60 1.10%
Member Class .......................... 1,000.00 992.70 1,019.41 5.78 5.85 1.15%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
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(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates.  Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended December 31, 2023, the following Funds designated long-term capital gain distributions in the amount of:
Amount
RS Growth Fund ................................................................................... $ 411,399

Victory Portfolios
98
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2023.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board discussed with the Adviser whether breakpoints in the advisory fees with respect to certain Funds would be desirable or appropriate now or in the future. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
99
(Unaudited)
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
RS Small Cap Growth Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed with management the Fund’s underperformance and expense profile, and whether it would be desirable to establish breakpoints in the advisory fee.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders, but asked the Adviser to consider implementing breakpoints in the advisory fee.
1
RS Select Growth Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, matched the peer group median for the one-year period, and underperformed the peer group median for the three-, five- and ten-year periods. The Board discussed with management the Fund’s underperformance and expense profile including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Mid Cap Growth Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed with management the Fund’s underperformance and expense profile, including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Growth Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one-, five- and ten-year periods, and outperformed the peer group median for the three-year period. The Board discussed with management the Fund’s underperformance and expense profile, including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
1
After further discussions with the Adviser, on January 17, 2024, the Board approved an amendment to the Advisory Agreement to provide breakpoints in the advisory fee with respect to the Victory RS Small Cap Growth Fund.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
100
(Unaudited)
RS Science & Technology Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed with management the Fund’s underperformance and expense profile, including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Small Cap Equity Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed with management the Fund’s underperformance and expense profile, including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios
101
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios
102
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
103
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSGF-AR (12/23)

December 31, 2023
Annual Report
Victory RS International Fund
Victory RS Global Fund
Victory Sophus Emerging Markets Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 12
Schedules of Portfolio Investments
Victory RS International Fund
15
Victory RS Global Fund
19
Victory Sophus Emerging Markets Fund
24
Financial Statements
Statements of Assets and Liabilities
30
Statements of Operations
31
Statements of Changes in Net Assets
32
Financial Highlights
34
Notes to Financial Statements 49
Report of Independent Registered Public Accounting Firm 58
Supplemental Information (Unaudited)
Trustee and Officer Information
59
Proxy Voting and Portfolio Holdings Information
61
Expense Examples
61
Additional Federal Income Tax Information
62
Advisory Contract Approval
63
Privacy Policy
65

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Funds, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at
vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory RS International Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Reversing a steep decline in 2022, international equities, as measured by the MSCI EAFE Index (the “Index”), advanced 18.24%
over the 12 months ended December 31, 2023, as moderating inflation and decelerating interest rates eased recession concerns and buoyed share prices. The year started well as softening inflation and the re-opening of China from its strict Covid policies encouraged investors. The forced merger of Credit Suisse with UBS and the failures of Silicon Valley Bank and Signature Bank in the United States raised questions about the health of the banking sector and temporarily paused market gains. The information technology sector led markets in the second quarter, supported by investor fervor around artificial intelligence, while the materials sector faltered on weaker prices for industrial metals. International equities gave back some first half gains in the third quarter of 2023, as technology shares reverted after their strong first half run, with energy stocks proving more resilient. The fourth quarter saw stocks rally broadly on expectations of declining interest rates in 2024. Sectors poised to benefit from rate cuts such as technology, real estate and industrials performed well for the period, while energy underperformed amid weaker fuel prices.
How did Victory RS International Fund (the “Fund”) perform during the reporting period?
The Fund seeks to provide long-term capital appreciation. The Fund returned 19.82% (Class A Shares at net asset value) for the
12 months ended December 31, 2023, the Index, which returned 18.24% for the period.
What strategies did you employ during the reporting period?
The RS Global team employs a blended investment approach that relies on both rigorous quantitative techniques and experienced analyst judgment. At the heart of the investment process is our proprietary QVS (Quality, Value and Sentiment) Model (the
“Model”), which is designed to identify companies that we believe have the potential to consistently create shareholder value, are reasonably valued, and exhibit favorable market sentiment. The Model helps us focus our resources, as we conduct additional research only on companies with the strongest Model recommendations. In our experience, making correct macro allocation calls can be immensely challenging, therefore we do not forecast regional performance and seek to remain sector- and region-neutral in constructing our portfolios. In our view, stock selection can be far more impactful to strategy performance than allocation.
Positive stock selection in the financials, health care and industrials sectors supported the Fund’s performance relative to the
Index for the period. On the other hand, stock selection was negative in the communication services and materials sectors. From a regional perspective, positive stock selection in Europe and Japan contributed to relative results, while stock selection was negative in the United Kingdom and Asia/Pacific ex Japan. Country-level contributors included Denmark, the Netherlands and
Germany while country detractors included Italy, the United Kingdom and an overweight allocation to Hong Kong.
Individual contributors to relative performance included Dutch semiconductor equipment provider ASM International NV, as well as Danish jewelry maker Pandora A/S and Danish pharmaceutical provider Novo Nordisk A/S, Class B. Detractors from relative performance included beverage and spirits multinational company Diageo PLC, and specialty chemicals maker Croda
International PLC, both based in the United Kingdom.
The Fund’s relative performance was also hampered by not owning ASML Holding NV, a Dutch maker of semiconductor lithography machines which performed well within the Index.

6
Victory RS International Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS International Fund — Growth of $10,000
1
The unmanaged MSCI EAFE Index measures the performance of large- and mid-cap stocks in the developed markets, excluding the U.S. and Canada.
The index covers approximately 85% of the free-float-adjusted market capitalization in each country. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class R6 Class Y
INCEPTION DATE 2/16/93 8/7/00 5/15/01 5/2/19 3/10/09
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
MSCI EAFE
Index
1
One Year 19.82% 12.95% 18.88% 17.88% 19.49% 20.17% 20.15% 18.24%
Five Year 8.11% 6.83% 7.28% 7.28% 7.83% N/A 8.37% 8.16%
Ten Year 4.84% 4.22% 4.16% 4.16% 4.51% N/A 5.10% 4.28%
Since Inception N/A N/A N/A N/A N/A 6.08% N/A N/A

7
Victory RS Global Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Reversing a steep decline in 2022, global equities, as measured by the MSCI All Country World Index (the “Index”), advanced
22.20% over the 12 months ended December 31, 2023, as moderating inflation and decelerating interest rates eased recession concerns and buoyed share prices. The year started well as softening inflation and the re-opening of China from its strict
COVID-19 policies encouraged investors. The failures of Silicon Valley Bank and Signature Bank in March and the forced merger of Credit Suisse with UBS raised questions about the health of the banking sector and temporarily paused market gains.
The information technology sector and U.S. large-cap growth stocks led markets in the second quarter, supported by investor fervor around artificial intelligence, while the materials sector faltered on weaker prices for industrial metals. Global equities gave back some first half gains in the third quarter of 2023, as technology shares reverted after their strong first half run, with energy stocks proving more resilient. The fourth quarter saw stocks rally broadly on expectations of declining interest rates in 2024.
Sectors poised to benefit from rate cuts such as technology, real estate and industrials performed well for the period, while energy underperformed amid weaker fuel prices.
How did Victory RS Global Fund (the “Fund”) perform during the reporting period?
The Fund seeks to provide long-term capital appreciation. The Fund returned 26.62% (Class A Shares at net asset value) for the
12 months ended December 31, 2023, outperforming the Index, which returned 22.20% for the period.
What strategies did you employ during the reporting period?
The RS Global team employs a blended investment approach that relies on both rigorous quantitative techniques and experienced analyst judgment. At the heart of the investment process is our proprietary QVS (Quality, Value and Sentiment) Model (the
“Model”), which is designed to identify companies that we believe have the potential to consistently create shareholder value, are reasonably valued, and exhibit favorable market sentiment. The Model helps us focus our resources, as we conduct additional research only on companies with the strongest Model recommendations. In our experience, making correct macro allocation calls can be immensely challenging, therefore we do not forecast regional performance and seek to remain sector- and region-neutral in constructing our portfolios. In our view, stock selection can be far more impactful to strategy performance than allocation.
Positive stock selection in the health care, financials and information technology sectors supported the Fund’s performance relative to the Index for the period. On the other hand, stock selection was negative in the materials and consumer staples sectors.
From a regional perspective, positive stock selection in North America and Europe contributed to relative results, while stock selection was negative in Japan. Country-level contributors included the United States, Denmark and an underweight allocation to Hong Kong while additional country contributors included Germany, China and Italy.
Individual contributors to relative performance included graphics processor manufacturer NVIDIA Corp., social media technology conglomerate Meta Platforms, Inc., Class A and homebuilder PulteGroup, Inc., all based in the United States. Detractors from relative performance included multinational cosmetics maker The Estee Lauder Companies, Inc., food and beverage provider
PepsiCo, Inc., and oil and gas exploration company APA Corp., also all based in the United States.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

8
Victory RS Global Fund
Investment Overview
(Unaudited)
High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory RS Global Fund — Growth of $10,000
1
The unmanaged MSCI All Country World Index is a free float-adjusted, market-capitalization-weighted index designed to measure the performance of large- and mid-cap stocks across developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class R6 Class Y
INCEPTION DATE 5/16/11 5/16/11 5/16/11 5/2/19 5/16/11
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
MSCI All Country
World Index
1
One Year 26.62% 19.35% 25.70% 24.70% 26.29% 27.02% 26.93% 22.20%
Five Year 13.88% 12.54% 13.05% 13.05% 13.60% N/A 14.16% 11.72%
Ten Year 10.07% 9.42% 9.40% 9.40% 12.02% N/A 10.36% 7.93%
Since Inception N/A N/A N/A N/A N/A 11.62% N/A N/A

9
Victory Sophus Emerging Markets Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Emerging markets, as measured by the MSCI Emerging Markets Index (the “Index”), underperformed developed markets in
2023, returning 9.83%, versus developed markets, as measured by the MSCI World Index and the S&P 500
®
Index, which
returned 22.2% and 26.3%, respectively.
All regions ended the period in positive territory. The U.S. Federal Reserve (the “Fed”) paused its aggressive interest rate hiking campaign to bring inflation back to target. At the Federal Open Markets Committee (FOMC) meeting in December, Fed
Chairman Jerome Powell signaled a sustained pause with expectations for interest rate cuts in 2024. As such, global markets have reflected a significant sentiment shift away from their previous positioning in anticipation of “higher-for-longer” monetary policy, recalibrating expectations to when central bankers will begin cutting rates again.
Latin America was the best performing region in the period, up 32.7%. Mexico (+40.9%), Peru (+36.6%), and Brazil (+32.7%)
were the top performers in the region. The Mexican Peso gained 2.7% vs. the U.S. dollar in the fourth quarter, accentuating what has proven to be a resilient investment boom driven by nearshoring in the North and public infrastructure investment in the South.
Mexico has been gaining market share in U.S. imports, recently surpassing China and Canada. We believe a soft landing scenario in the United States, coupled with the ongoing nearshoring theme offers upside with the potential to offset risks to an intensification of political noise and/or any large fiscal impulse ahead of elections next year. Peru surged on easing monetary policy, a strong currency, and improving fundamentals reinforced by a package of stimulus measures aimed at boosting investments, particularly in the country’s critical mining sector. Brazilian markets continued to benefit from improving discussions concerning government revenue measures and the positive signal that the fiscal target for the following year would be preserved, all further buoyed by the current interest rate easing cycle. For Brazil, 2023 was marked by the approval of a new fiscal framework.
Eastern Europe, Middle East, and Africa (EEMEA) remained strong in 2023, up 8.3%. Hungary (+50.9%), Greece (+49.5%) and
Poland (+48.6%) were the top performers in the region. Hungary benefited from stabilized financial conditions, albeit weaker
Gross Domestic Product (“GDP”) growth, and expectations for the gradual normalization of monetary policy. Both Greece and
Poland surged on positive election results delivering victory to their respective pro-market regimes. Turkey (-5.7%), on the other hand, faced profit-taking during the period as investors weighed a big structural shift based on a credible mix of monetary and fiscal policies, against concerns around the execution of the policy mix, whether tightening will be sufficient to make Turkish assets attractive to non-residents, and (most importantly) if politics can inevitably reverse all the progress that has been achieved so far.
Asia also performed well in 2023, up 7.8%, as broader-based strength from Taiwan (+30.4%), South Korea (+23.2%), and India
(+20.7%) proved enough to offset weakness from China (-11.0%). Taiwan was one of the best performing markets overall in
2023, rallying in January on expectations of an earnings recovery, in May/June due to the Artificial Intelligence (“AI”) theme, and in November thanks to a combination of positive macroeconomics, AI, and geopolitics. While Taiwan heads into presidential and parliamentary elections on January 13, many anticipate the market will remain resilient after this election overhang is removed.
Korea benefited from indications of the memory sector’s turnaround following supply cuts by producers, leading to faster inventory digestion and price recovery, as well as from strong AI-related demand. India remains a clear beneficiary of continued
sentiment around shifting supply chains away from China amid geopolitical tensions thanks to its large domestic market, low trade dependency, relatively high monetary sovereignty, and domestic structural reforms.
China’s economy remains stuck in a rut, with a weak property market, muted consumption, low private sector capital expenditure, net negative Foreign Direct Investment (“FDI”), and low confidence. Indeed, business sentiment in China is at an all-time low due to a series of regulatory decisions taken by the Chinese government starting in the summer of 2018, which had been uncharacteristic of the predictable regulatory framework under which the Chinese private sector flourished over the prior 15 years. Ultimately, the key issue facing China is its high national saving rate (45% in 2021 and as a percentage of annual gross domestic savings) and inability to stimulate consumption. China has continued to avoid material stimulus measures, with Beijing’s focus remaining on incremental easing even though nominal GDP growth has been running below real GDP growth. Effectively, this forces China into a perpetual cycle of investment and exports, distorting real estate while creating global overcapacities. Despite geopolitical tensions, deteriorating U.S.-China relations, and the diversification of supply chains away from China, trade surplus has risen, reflecting its increased exports to the Global South even as FDI into China has turned negative.
The spike in global inflation in 2023 resulted from three factors: supply chain issues, geopolitics/commodity shocks, and fiscal spending which also had the unintended consequence of improving labor’s bargaining power. In aggregate, these three forces significantly dissipated over the course of the year, a trend which many expect to continue into 2024 on a global basis. The U.S.

10
Victory Sophus Emerging Markets Fund
Managers’ Commentary (continued)
(Unaudited)
dollar weakened steadily over the fourth quarter as a result of cooling inflation in the United States, which has only increased expectations for a Fed policy pivot. We believe increased Fed easing expectations should be bearish for the U.S. dollar and therefore positive for Asia and other emerging markets equities. Central banks will have more room to cut rates in these countries due to earlier and faster rate hikes early in the pandemic crisis, and in many cases less overt fiscal stimulus packages. Any recoveries in global manufacturing and/or China’s economy would also support global growth expectations, presenting further near-term U.S. dollar headwinds.
How did Victory Sophus Emerging Markets Fund (the “Fund”) perform during the reporting period?
The Fund returned 10.97% (Class A Shares, without sales charge) for the 12 months ended December 31, 2023, outperforming the Index, which returned 9.83% for the reporting period.
What strategies did you employ during the reporting period?
We employ a disciplined, bottom-up approach utilizing both quantitative and fundamental processes to invest in companies that we believe have the potential for strong and sustainable earnings growth at attractive valuations, with revisions as the catalyst. By investing in companies with these characteristics, coupled with our risk-managed approach, we seek to provide consistent excess returns over time.
Stock selection in the consumer discretionary sector was the largest contributor to relative performance overall in 2023, thanks to overweight positions in PDD Holdings, Inc., a Chinese e-commerce platform operator; Hisense Home Appliances, a leading player among China’s tier-2 producers of refrigerators and air conditioners; and Alsea, one of the largest operators of quick-service restaurants (QSR), casual-dining restaurants, and coffee shops in Latin America as well as in Europe. Relative performance also benefited from weakness in China and underweight positions in names like Meituan, Li Ning, JD.com, and Yum China, among others.
Information technology also contributed positively to relative performance, driven by positive stock selection, helped by holdings Gold Circuit Electronics Ltd., Wiwynn Corp., WUS Printed Circuit, and King Yuan Electronics Co., Ltd., among others.
Information technology overall thrived throughout the year on a combination of positive macroeconomics, expectations of an earnings recovery, investor fervor around AI, and geopolitics. We essentially took a weight-neutral approach in this sector. From a country perspective, Taiwan was the largest contributor to relative performance in the year, due to stock selection, mostly in the information technology space (as mentioned previously).
The health care sector was the largest detractor from relative performance in 2023, driven by a combination of our moderately overweight position (in a sector that underperformed) and negative stock selection, given poor performers we held like Wuxi
Biologics, CSPC Pharmaceutical, Shandong Weigao, and China Resources Pharmaceutical. Competition issues across various segments within Korea and regulatory pricing pressures in China contributed to the sector’s poor performance. On a country basis, Saudi Arabia detracted from relative performance due to negative stock selection, driven mostly by our holdings Saudi
National Bank, Sahara International Petrochemical, and Saudi Telecom Co., while our slightly underweight position in this market also weighed negatively on relative performance, particularly throughout the fourth quarter rally.
Holdings are subject to change. There is no guarantee that securities mentioned remain in or out of the Fund.

11
Victory Sophus Emerging Markets Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Sophus Emerging Markets Fund — Growth of $10,000
1
The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market performance in the global emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class R6 Class Y
INCEPTION DATE 5/1/97 8/7/00 5/15/01 11/15/16 3/10/09
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
MSCI Emerging
Markets Index
1
One Year 10.97% 4.61% 10.07% 9.07% 10.70% 11.44% 11.37% 9.83%
Five Year 3.40% 2.19% 2.58% 2.58% 3.15% 3.87% 3.76% 3.68%
Ten Year 2.35% 1.74% 1.69% 1.69% 2.09% N/A 2.70% 2.66%
Since Inception N/A N/A N/A N/A N/A 5.13% N/A N/A

12
Victory Portfolios
Victory RS International Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Novo Nordisk A/S, Class B
3.5%
LVMH Moet Hennessy Louis Vuitton SE
2.8%
Novartis AG, Registered Shares
2.8%
L'Oreal SA
2.7%
Nestle SA, Registered Shares
2.6%
Roche Holding AG
2.6%
BHP Group Ltd.
2.5%
Siemens AG, Registered Shares
2.4%
Atlas Copco AB, Class B
2.3%
Toyota Motor Corp.
2.3%
Financials
17.9%
Industrials
16.4%
Health Care
14.1%
Consumer Discretionary
11.9%
Consumer Staples
9.9%
Information Technology
7.8%
Materials
6.6%
Energy
4.3%
Utilities
3.4%
Communication Services
3.4%

13
Victory Portfolios
Victory RS Global Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
5.1%
Apple, Inc.
5.1%
NVIDIA Corp.
2.6%
Alphabet, Inc., Class C
2.3%
Amazon.com, Inc.
2.2%
Meta Platforms, Inc., Class A
2.1%
McDonald's Corp.
1.9%
Mastercard, Inc., Class A
1.9%
Eli Lilly & Co.
1.7%
JPMorgan Chase & Co.
1.7%
Information Technology
22.1%
Financials
16.8%
Consumer Discretionary
12.6%
Health Care
11.4%
Industrials
8.7%
Consumer Staples
6.9%
Communication Services
6.9%
Energy
4.1%
Materials
4.1%
Utilities
2.5%

14
Victory Portfolios
Victory Sophus Emerging Markets Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Taiwan Semiconductor Manufacturing Co. Ltd.
8.4%
Samsung Electronics Co. Ltd.
5.9%
Tencent Holdings Ltd.
4.7%
Alibaba Group Holding Ltd.
3.5%
ICICI Bank Ltd.
2.9%
PDD Holdings, Inc.
2.3%
Grupo Financiero Banorte SAB de CV, Class O
1.8%
Petroleo Brasileiro SA
1.6%
Industrial & Commercial Bank of China Ltd., Class H
1.6%
PT Bank Mandiri Persero Tbk
1.5%
Information Technology
23.1%
Financials
18.8%
Consumer Discretionary
16.8%
Industrials
10.8%
Communication Services
7.9%
Materials
7.8%
Health Care
3.9%
Energy
3.6%
Real Estate
2.6%
Consumer Staples
2.5%

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS International Fund
15
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.3%)
Australia (6.9%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd. ................................................... 124,349 $ 3,454,099
Financials (1.2%):
Macquarie Group Ltd. ................................................... 34,489 4,316,451
Health Care (1.1%):
CSL Ltd. ............................................................. 21,116 4,115,646
Materials (2.5%):
BHP Group Ltd. ........................................................ 270,126 9,226,733
Real Estate (1.1%):
Scentre Group ......................................................... 1,965,599 4,001,890
25,114,819
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV ........................................................... 33,549 3,380,877
China (0.6%):
Communication Services (0.6%):
Tencent Holdings Ltd. ................................................... 54,700 2,065,271
Denmark (4.8%):
Consumer Discretionary (1.3%):
Pandora A/S .......................................................... 34,151 4,722,390
Health Care (3.5%):
Novo Nordisk A/S , Class B ................................................ 123,633 12,814,512
17,536,902
France (11.9%):
Consumer Discretionary (3.8%):
La Francaise des Jeux SAEM (a) ............................................ 95,958 3,485,186
LVMH Moet Hennessy Louis Vuitton SE ...................................... 12,637 10,266,650
13,751,836
Consumer Staples (2.7%):
L'Oreal SA ........................................................... 19,498 9,718,460
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 17,944 2,376,651
Industrials (2.6%):
Rexel SA ............................................................. 131,151 3,599,117
Safran SA ............................................................ 32,313 5,696,352
9,295,469
Information Technology (0.5%):
Capgemini SE ......................................................... 9,564 1,998,527
Materials (1.6%):
Arkema SA ........................................................... 51,963 5,918,720
43,059,663
Germany (7.8%):
Consumer Discretionary (0.6%):
Volkswagen AG , Preference Shares .......................................... 16,407 2,021,995
Financials (1.8%):
Allianz SE , Registered Shares .............................................. 25,067 6,698,036

Victory Portfolios
Victory RS International Fund
16
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (2.4%):
Siemens AG , Registered Shares ............................................. 45,462 $ 8,527,947
Information Technology (2.0%):
SAP SE .............................................................. 46,103 7,095,293
Utilities (1.0%):
RWE AG ............................................................. 83,545 3,801,864
28,145,135
Hong Kong (2.0%):
Financials (1.3%):
AIA Group Ltd. ........................................................ 518,000 4,508,266
Real Estate (0.7%):
CK Asset Holdings Ltd. .................................................. 527,000 2,645,165
7,153,431
Ireland (0.7%):
Industrials (0.7%):
Ryanair Holdings PLC , ADR (b) ............................................ 19,331 2,577,982
Italy (1.0%):
Utilities (1.0%):
Snam SpA ............................................................ 706,369 3,633,723
Japan (22.2%):
Communication Services (1.8%):
Capcom Co. Ltd. ....................................................... 93,200 3,008,058
Kakaku.com, Inc. ....................................................... 280,200 3,462,492
6,470,550
Consumer Discretionary (3.2%):
Toyota Motor Corp. ..................................................... 456,700 8,369,630
ZOZO, Inc. ........................................................... 148,200 3,345,221
11,714,851
Consumer Staples (1.1%):
Toyo Suisan Kaisha Ltd. .................................................. 73,500 3,792,867
Financials (2.6%):
Mizuho Financial Group, Inc. .............................................. 269,600 4,599,439
Tokio Marine Holdings, Inc. ............................................... 196,600 4,896,230
9,495,669
Health Care (2.9%):
Hoya Corp. ........................................................... 51,200 6,377,314
Shionogi & Co. Ltd. ..................................................... 81,900 3,942,241
10,319,555
Industrials (6.1%):
Fuji Electric Co. Ltd. .................................................... 95,200 4,081,036
MISUMI Group, Inc. .................................................... 85,000 1,435,323
Mitsubishi Heavy Industries Ltd. ............................................ 82,500 4,804,173
Nippon Yusen KK ...................................................... 144,900 4,475,656
OKUMA Corp. ........................................................ 51,300 2,203,793
Sanwa Holdings Corp. ................................................... 347,100 5,248,218
22,248,199
Information Technology (2.9%):
Disco Corp. ........................................................... 11,200 2,766,421
Fujitsu Ltd. ........................................................... 23,500 3,537,104
Oracle Corp. .......................................................... 55,300 4,257,550
10,561,075

Victory Portfolios
Victory RS International Fund
17
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd. .................................... 101,500 $ 3,008,280
Utilities (0.8%):
Tokyo Gas Co. Ltd. ..................................................... 120,400 2,762,208
80,373,254
Netherlands (5.7%):
Communication Services (1.0%):
Koninklijke KPN NV .................................................... 1,047,599 3,608,628
Financials (1.7%):
ING Groep NV ........................................................ 417,359 6,257,267
Industrials (1.5%):
Wolters Kluwer NV ..................................................... 37,713 5,364,688
Information Technology (1.5%):
ASM International NV ................................................... 10,424 5,424,698
20,655,281
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 161,793 2,411,933
Norway (1.2%):
Energy (0.4%):
Aker BP ASA ......................................................... 47,769 1,388,163
Financials (0.8%):
SpareBank 1 SMN ...................................................... 213,265 2,977,337
4,365,500
Spain (2.1%):
Financials (2.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 844,116 7,692,458
Sweden (2.3%):
Industrials (2.3%):
Atlas Copco AB , Class B ................................................. 564,591 8,379,298
Switzerland (13.1%):
Consumer Staples (3.8%):
Coca-Cola HBC AG ..................................................... 144,035 4,228,480
Nestle SA , Registered Shares .............................................. 81,894 9,495,966
13,724,446
Financials (3.4%):
Partners Group Holding AG ............................................... 4,155 6,009,714
UBS Group AG ........................................................ 203,038 6,308,557
12,318,271
Health Care (5.9%):
Novartis AG , Registered Shares ............................................. 101,309 10,236,314
Roche Holding AG ...................................................... 32,101 9,334,329
Sandoz Group AG (b) .................................................... 54,122 1,741,842
21,312,485
47,355,202
United Kingdom (14.4%):
Consumer Discretionary (2.0%):
Greggs PLC ........................................................... 108,288 3,588,993
Next PLC ............................................................ 34,248 3,539,701
7,128,694

Victory Portfolios
Victory RS International Fund
18
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Staples (2.3%):
Diageo PLC ........................................................... 125,750 $ 4,563,241
Imperial Brands PLC .................................................... 171,308 3,944,087
8,507,328
Energy (3.2%):
BP PLC .............................................................. 573,147 3,397,003
Shell PLC ............................................................ 246,866 8,079,380
11,476,383
Financials (3.0%):
Barclays PLC ......................................................... 960,658 1,880,672
HSBC Holdings PLC .................................................... 947,214 7,661,455
Legal & General Group PLC ............................................... 426,350 1,362,220
10,904,347
Industrials (0.8%):
Ashtead Group PLC ..................................................... 41,008 2,849,802
Materials (2.5%):
Croda International PLC .................................................. 31,706 2,039,063
Rio Tinto PLC ......................................................... 91,943 6,837,508
8,876,571
Utilities (0.6%):
Centrica PLC .......................................................... 1,308,336 2,345,007
52,088,132
Total Common Stocks (Cost $285,089,543) 355,988,861
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 4,988 375,846
Total Exchange-Traded Funds (Cost $329,657) 375,846
Total Investments (Cost $285,419,200) — 98.4% 356,364,707
Other assets in excess of liabilities — 1.6% 5,959,876
NET ASSETS - 100.00% $ 362,324,583
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$3,485,186 and amounted to 1.0% of net assets.
(b) Non-income producing security.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory RS Global Fund
19
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.0%)
Australia (1.9%):
Consumer Discretionary (0.8%):
Aristocrat Leisure Ltd. ................................................... 226,418 $ 6,289,316
Financials (0.5%):
Macquarie Group Ltd. ................................................... 27,083 3,389,558
Health Care (0.6%):
CSL Ltd. ............................................................. 23,908 4,659,824
14,338,698
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV ........................................................... 46,928 4,729,136
Canada (4.8%):
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc. ............................................. 123,951 7,300,096
Energy (0.7%):
Parex Resources, Inc. .................................................... 287,658 5,417,063
Industrials (0.5%):
Bombardier, Inc. , Class B (a) ............................................... 98,721 3,964,786
Information Technology (1.4%):
Constellation Software, Inc. ............................................... 4,177 10,357,440
Materials (1.2%):
Agnico Eagle Mines Ltd. ................................................. 78,713 4,316,174
Stella-Jones, Inc. ....................................................... 85,254 4,962,479
9,278,653
36,318,038
China (2.0%):
Communication Services (1.0%):
Tencent Holdings Ltd. ................................................... 195,500 7,381,361
Consumer Staples (0.5%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 700,990 3,752,488
Financials (0.5%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 8,836,000 4,306,331
15,440,180
Denmark (2.1%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 41,897 5,793,505
Health Care (1.3%):
Novo Nordisk A/S , Class B ................................................ 97,798 10,136,724
15,930,229
France (4.9%):
Consumer Discretionary (0.6%):
La Francaise des Jeux SAEM (b) ............................................ 118,661 4,309,757
Consumer Staples (1.2%):
L'Oreal SA ........................................................... 17,870 8,907,010
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 42,496 5,628,519
Industrials (1.4%):
Rexel SA ............................................................. 220,816 6,059,752

Victory Portfolios
Victory RS Global Fund
20
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Safran SA ............................................................ 26,536 $ 4,677,944
10,737,696
Materials (1.0%):
Arkema SA ........................................................... 63,771 7,263,682
36,846,664
Germany (0.4%):
Utilities (0.4%):
RWE AG ............................................................. 60,277 2,743,012
Indonesia (0.7%):
Communication Services (0.7%):
PT Telkom Indonesia Persero Tbk ........................................... 20,534,900 5,268,834
Italy (0.5%):
Utilities (0.5%):
Snam SpA ............................................................ 760,119 3,910,225
Japan (6.0%):
Communication Services (0.8%):
Capcom Co. Ltd. ....................................................... 66,000 2,130,170
Kakaku.com, Inc. ....................................................... 335,800 4,149,553
6,279,723
Consumer Discretionary (0.6%):
ZOZO, Inc. ........................................................... 188,300 4,250,371
Consumer Staples (0.7%):
Toyo Suisan Kaisha Ltd. .................................................. 97,100 5,010,713
Financials (0.8%):
Mizuho Financial Group, Inc. .............................................. 373,300 6,368,586
Health Care (0.5%):
Hoya Corp. ........................................................... 28,800 3,587,239
Industrials (1.1%):
Fuji Electric Co. Ltd. .................................................... 95,700 4,102,470
Nippon Yusen KK ...................................................... 135,400 4,182,221
8,284,691
Information Technology (1.2%):
Disco Corp. ........................................................... 18,100 4,470,734
Oracle Corp. .......................................................... 57,600 4,434,627
8,905,361
Utilities (0.3%):
Tokyo Gas Co. Ltd. ..................................................... 116,900 2,681,911
45,368,595
Netherlands (0.8%):
Information Technology (0.8%):
ASM International NV ................................................... 11,003 5,726,012
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 273,225 4,073,109
Norway (0.9%):
Energy (0.5%):
Aker BP ASA ......................................................... 129,355 3,759,045

Victory Portfolios
Victory RS Global Fund
21
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.4%):
SpareBank 1 SMN ...................................................... 197,630 $ 2,759,061
6,518,106
Singapore (0.7%):
Financials (0.7%):
Singapore Exchange Ltd. ................................................. 681,800 5,073,522
South Africa (0.6%):
Consumer Discretionary (0.6%):
Mr Price Group Ltd. ..................................................... 528,276 4,535,451
South Korea (1.0%):
Information Technology (1.0%):
Samsung Electronics Co. Ltd. .............................................. 126,821 7,698,830
Spain (1.1%):
Financials (1.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 917,615 8,362,257
Sweden (0.8%):
Industrials (0.8%):
Atlas Copco AB , Class B ................................................. 394,048 5,848,208
Switzerland (2.8%):
Financials (1.7%):
Chubb Ltd. ........................................................... 30,468 6,885,768
Partners Group Holding AG ............................................... 4,311 6,235,349
13,121,117
Health Care (1.1%):
Roche Holding AG ...................................................... 27,498 7,995,869
21,116,986
Taiwan (2.5%):
Financials (1.1%):
Cathay Financial Holding Co. Ltd. ........................................... 5,519,000 8,223,722
Information Technology (1.4%):
ASE Technology Holding Co. Ltd. ........................................... 1,320,000 5,785,592
Lite-On Technology Corp. ................................................ 1,306,000 4,960,009
10,745,601
18,969,323
United Kingdom (4.0%):
Consumer Discretionary (1.2%):
Greggs PLC ........................................................... 143,318 4,749,994
Next PLC ............................................................ 43,217 4,466,691
9,216,685
Consumer Staples (0.5%):
Imperial Brands PLC .................................................... 181,142 4,170,499
Financials (1.0%):
HSBC Holdings PLC .................................................... 933,264 7,548,622
Materials (1.3%):
Rio Tinto PLC ......................................................... 130,173 9,680,551
30,616,357
United States (57.4%):
Communication Services (4.4%):
Alphabet, Inc. , Class C (a) ................................................. 122,259 17,229,961
Meta Platforms, Inc. , Class A (a) ............................................ 44,940 15,906,962
33,136,923

Victory Portfolios
Victory RS Global Fund
22
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Discretionary (8.0%):
Amazon.com, Inc. (a) .................................................... 110,402 $ 16,774,480
McDonald's Corp. ...................................................... 48,788 14,466,130
PulteGroup, Inc. ........................................................ 86,800 8,959,496
Ross Stores, Inc. ....................................................... 53,966 7,468,355
Tesla, Inc. (a) .......................................................... 34,789 8,644,370
Ulta Beauty, Inc. (a) ..................................................... 8,526 4,177,655
60,490,486
Consumer Staples (3.0%):
Colgate-Palmolive Co. ................................................... 144,023 11,480,073
PepsiCo, Inc. .......................................................... 67,937 11,538,420
23,018,493
Energy (2.2%):
APA Corp. ............................................................ 147,212 5,281,967
Cactus, Inc. , Class A ..................................................... 71,266 3,235,476
ConocoPhillips Co. ..................................................... 69,822 8,104,240
16,621,683
Financials (9.0%):
Bank of America Corp. ................................................... 266,951 8,988,240
JPMorgan Chase & Co. .................................................. 75,589 12,857,689
LPL Financial Holdings, Inc. ............................................... 25,622 5,832,080
Mastercard, Inc. , Class A ................................................. 32,872 14,020,237
S&P Global, Inc. ....................................................... 26,709 11,765,849
Synchrony Financial ..................................................... 117,454 4,485,568
The PNC Financial Services Group, Inc. ...................................... 27,339 4,233,444
Unum Group .......................................................... 123,514 5,585,303
67,768,410
Health Care (7.4%):
Amgen, Inc. ........................................................... 35,936 10,350,287
CVS Health Corp. ...................................................... 105,053 8,294,985
Eli Lilly & Co. ......................................................... 22,347 13,026,513
IDEXX Laboratories, Inc. (a) ............................................... 14,950 8,297,997
Johnson & Johnson ..................................................... 43,636 6,839,507
UnitedHealth Group, Inc. ................................................. 17,150 9,028,960
55,838,249
Industrials (4.9%):
AGCO Corp. .......................................................... 41,184 5,000,149
Caterpillar, Inc. ........................................................ 21,812 6,449,154
Delta Air Lines, Inc. ..................................................... 150,673 6,061,575
Eaton Corp. PLC ....................................................... 39,622 9,541,770
Lennox International, Inc. ................................................. 22,628 10,126,483
37,179,131
Information Technology (15.7%):
Apple, Inc. ........................................................... 198,805 38,275,927
Cisco Systems, Inc. ..................................................... 144,116 7,280,740
Fortinet, Inc. (a) ........................................................ 130,159 7,618,206
Microsoft Corp. ........................................................ 101,896 38,316,972
NVIDIA Corp. ......................................................... 38,999 19,313,085
Texas Instruments, Inc. ................................................... 45,142 7,694,905
118,499,835
Materials (0.6%):
Alcoa Corp. ........................................................... 136,416 4,638,144
Real Estate (0.9%):
Prologis, Inc. .......................................................... 51,904 6,918,803
Utilities (1.3%):
Constellation Energy Corp. ................................................ 48,553 5,675,360

Victory Portfolios
Victory RS Global Fund
23
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
MGE Energy, Inc. ...................................................... 59,940 $ 4,334,262
10,009,622
434,119,779
Total Common Stocks (Cost $576,971,995) 733,551,551
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (c) ........................................... 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI ACWI ETF ................................................. 71,082 7,234,015
Total Exchange-Traded Funds (Cost $6,229,784) 7,234,015
Total Investments (Cost $583,201,779) — 98.0% 740,785,566
Other assets in excess of liabilities — 2.0% 15,347,266
NET ASSETS - 100.00% $ 756,132,832
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$4,309,757 and amounted to 0.6% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Sophus Emerging Markets Fund
24
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Brazil (8.7%):
Communication Services (0.8%):
TIM SA .............................................................. 795,900 $ 2,932,053
Consumer Discretionary (0.7%):
Vibra Energia SA ....................................................... 542,181 2,540,481
Consumer Staples (0.4%):
Sao Martinho SA ....................................................... 249,700 1,507,826
Energy (1.6%):
Petroleo Brasileiro SA , ADR ............................................... 393,869 6,290,088
Financials (1.4%):
Itau Unibanco Holding SA , ADR ............................................ 753,172 5,234,545
Industrials (0.9%):
Santos Brasil Participacoes SA ............................................. 954,900 1,842,039
SIMPAR SA .......................................................... 756,164 1,499,538
3,341,577
Information Technology (0.6%):
TOTVS SA ........................................................... 350,900 2,434,464
Materials (1.3%):
Vale SA .............................................................. 311,400 4,933,892
Real Estate (0.6%):
Multiplan Empreendimentos Imobiliarios SA ................................... 374,000 2,181,942
Utilities (0.4%):
CPFL Energia SA ....................................................... 216,300 1,715,887
33,112,755
Chile (0.4%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 27
Utilities (0.4%):
Enel Chile SA ......................................................... 21,131,332 1,369,431
1,369,458
China (22.9%):
Communication Services (5.9%):
NetEase, Inc. .......................................................... 260,100 4,692,799
Tencent Holdings Ltd. ................................................... 469,315 17,719,609
22,412,408
Consumer Discretionary (8.0%):
Alibaba Group Holding Ltd. ............................................... 1,360,172 13,102,418
BYD Co. Ltd. ......................................................... 151,500 4,179,233
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 366,600 1,932,397
H World Group Ltd. , ADR ................................................ 98,126 3,281,334
MINISO Group Holding Ltd. , ADR .......................................... 113,080 2,306,832
New Oriental Education & Technology Group, Inc. , ADR (b) ........................ 52,270 3,830,346
Yadea Group Holdings Ltd. (c) .............................................. 896,000 1,578,250
30,210,810
Consumer Staples (0.5%):
Tsingtao Brewery Co. Ltd. , Class H .......................................... 284,000 1,908,359
Energy (0.6%):
PetroChina Co. Ltd. , Class H .............................................. 3,558,000 2,351,182

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (2.2%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 12,225,000 $ 5,958,001
PICC Property & Casualty Co. Ltd. , Class H ................................... 2,084,000 2,480,091
8,438,092
Health Care (1.1%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 50,900 2,087,293
WuXi AppTec Co. Ltd. , Class A ............................................ 212,500 2,180,894
4,268,187
Industrials (2.2%):
China Railway Group Ltd. , Class H .......................................... 5,346,000 2,383,822
Contemporary Amperex Technology Co. Ltd. , Class A ............................ 75,800 1,745,082
Weichai Power Co. Ltd. , Class H ............................................ 1,168,000 1,951,390
ZTO Express Cayman, Inc. , ADR ........................................... 98,903 2,104,656
8,184,950
Information Technology (0.9%):
Chinasoft International Ltd. ............................................... 1,762,000 1,352,536
Luxshare Precision Industry Co. Ltd. , Class A ................................... 460,500 2,236,319
3,588,855
Materials (1.5%):
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 4,590,800 1,902,441
Western Mining Co. Ltd. , Class A ........................................... 1,858,900 3,737,428
5,639,869
87,002,712
Greece (2.3%):
Energy (0.5%):
Motor Oil Hellas Corinth Refineries SA ....................................... 72,504 1,903,436
Financials (1.1%):
National Bank of Greece SA (b) ............................................. 614,524 4,268,981
Industrials (0.7%):
Mytilineos SA ......................................................... 58,627 2,375,019
8,547,436
Hong Kong (0.7%):
Consumer Discretionary (0.3%):
Man Wah Holdings Ltd. .................................................. 1,702,800 1,167,902
Real Estate (0.4%):
China Resources Land Ltd. ................................................ 426,000 1,528,556
2,696,458
Hungary (0.8%):
Financials (0.8%):
OTP Bank Nyrt ........................................................ 68,519 3,127,547
India (13.7%):
Consumer Discretionary (1.8%):
Mahindra & Mahindra Ltd. ................................................ 185,741 3,857,813
Tata Motors Ltd. ....................................................... 324,795 3,043,063
6,900,876
Financials (4.8%):
ICICI Bank Ltd. , ADR ................................................... 464,556 11,075,015
LIC Housing Finance Ltd. ................................................. 451,430 2,905,829
Manappuram Finance Ltd. ................................................ 2,116,058 4,369,821
18,350,665
Health Care (0.7%):
Dr. Reddy's Laboratories Ltd. .............................................. 34,636 2,414,206

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (2.3%):
Ashok Leyland Ltd. ..................................................... 1,363,082 $ 2,971,938
Larsen & Toubro Ltd. .................................................... 130,998 5,547,824
8,519,762
Information Technology (1.0%):
Cyient Ltd. ........................................................... 49,559 1,364,935
HCL Technologies Ltd. ................................................... 144,488 2,542,964
3,907,899
Materials (2.3%):
JK Paper Ltd. .......................................................... 383,314 1,872,763
Tata Steel Ltd. ......................................................... 2,198,902 3,685,889
UltraTech Cement Ltd. ................................................... 26,168 3,301,326
8,859,978
Utilities (0.8%):
Power Grid Corp. of India Ltd. ............................................. 1,035,395 2,949,342
51,902,728
Indonesia (1.5%):
Financials (1.5%):
PT Bank Mandiri Persero Tbk .............................................. 14,750,900 5,795,461
Ireland (2.3%):
Consumer Discretionary (2.3%):
PDD Holdings, Inc. , ADR (b) ............................................... 60,531 8,856,291
Luxembourg (1.1%):
Materials (1.1%):
Ternium SA , ADR ...................................................... 99,086 4,208,182
Mexico (3.9%):
Consumer Staples (1.6%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 24,308 3,168,548
Gruma SAB de CV , Class B ............................................... 86,122 1,578,278
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 667,216 1,500,037
6,246,863
Financials (1.8%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 669,782 6,736,481
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 489,858 1,945,525
14,928,869
Panama (0.6%):
Industrials (0.6%):
Copa Holdings SA , Class A ................................................ 20,156 2,142,784
Qatar (0.7%):
Industrials (0.7%):
Industries Qatar QSC .................................................... 716,759 2,536,084
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC (b) (d) (e) .................................................. 1,511,910 40,659
Rosneft Oil Co. PJSC , GDR (b) (d) (e) ......................................... 677,591 31,752
72,411
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (d) (e) ...................................... 446,943 —
72,411

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Saudi Arabia (2.8%):
Communication Services (0.8%):
Saudi Telecom Co. ...................................................... 290,643 $ 3,137,422
Financials (0.6%):
Alinma Bank .......................................................... 226,735 2,341,447
Information Technology (0.7%):
Arabian Internet & Communications Services Co. ................................ 26,221 2,419,431
Materials (0.7%):
SABIC Agri-Nutrients Co. ................................................ 71,489 2,633,270
10,531,570
South Africa (0.7%):
Consumer Discretionary (0.0%):(a)
The Foschini Group Ltd. .................................................. 30,380 185,686
Financials (0.7%):
Nedbank Group Ltd. ..................................................... 224,594 2,652,328
2,838,014
South Korea (15.7%):
Communication Services (0.4%):
JYP Entertainment Corp. ................................................. 19,214 1,504,979
Consumer Discretionary (1.9%):
Hyundai Mobis Co. Ltd. .................................................. 16,826 3,083,221
Kia Corp. ............................................................ 53,980 4,175,101
7,258,322
Financials (2.5%):
DB Insurance Co. Ltd. ................................................... 53,366 3,456,688
KakaoBank Corp. ....................................................... 133,977 2,950,594
Samsung Securities Co. Ltd. ............................................... 98,043 2,921,178
9,328,460
Health Care (1.0%):
Classys, Inc. .......................................................... 37,083 1,082,109
Samsung Biologics Co. Ltd. (b) (c) ........................................... 4,913 2,890,668
3,972,777
Industrials (2.1%):
Doosan Bobcat, Inc. ..................................................... 40,763 1,588,101
HD Hyundai Electric Co. Ltd. .............................................. 31,072 1,975,092
Hyundai Rotem Co. Ltd. (b) ................................................ 88,473 1,821,226
Samsung Engineering Co. Ltd. (b) ........................................... 108,717 2,435,778
7,820,197
Information Technology (6.9%):
HAESUNG DS Co. Ltd. .................................................. 32,000 1,366,475
Innox Advanced Materials Co. Ltd. .......................................... 97,214 2,402,434
Samsung Electronics Co. Ltd. .............................................. 370,706 22,504,178
26,273,087
Materials (0.9%):
LG Chem Ltd. ......................................................... 8,686 3,341,358
59,499,180
Taiwan (15.0%):
Consumer Discretionary (1.0%):
Makalot Industrial Co. Ltd. ................................................ 173,000 1,995,601
Poya International Co. Ltd. ................................................ 108,090 1,942,536
3,938,137

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Health Care (0.1%):
Universal Vision Biotechnology Co. Ltd. ...................................... 53,364 $ 481,310
Industrials (0.9%):
Fortune Electric Co. Ltd. ................................................. 312,000 3,316,555
Information Technology (13.0%):
Elite Material Co. Ltd. ................................................... 134,000 1,664,309
Gold Circuit Electronics Ltd. ............................................... 479,100 3,394,993
King Yuan Electronics Co. Ltd. ............................................. 768,000 2,120,179
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,661,998 31,868,792
Unimicron Technology Corp. .............................................. 657,000 3,754,440
United Microelectronics Corp. ............................................. 2,212,000 3,769,542
Wiwynn Corp. ......................................................... 44,000 2,605,730
49,177,985
56,913,987
Thailand (1.6%):
Energy (0.9%):
PTT Exploration & Production PCL-NVDR .................................... 807,900 3,519,979
Health Care (0.7%):
Bangkok Dusit Medical Services PCL-NVDR .................................. 3,311,500 2,689,884
6,209,863
Turkey (1.0%):
Financials (0.6%):
Yapi ve Kredi Bankasi AS ................................................. 3,752,469 2,484,509
Industrials (0.4%):
Pegasus Hava Tasimaciligi AS (b) ........................................... 62,629 1,380,924
3,865,433
United Arab Emirates (1.9%):
Financials (0.8%):
Emirates NBD Bank PJSC ................................................ 670,780 3,158,903
Real Estate (1.1%):
Emaar Properties PJSC ................................................... 1,849,819 3,989,335
7,148,238
United Kingdom (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 51,107 1,164,356
United States (0.8%):
Consumer Discretionary (0.8%):
Samsonite International SA (b) (c) ............................................ 885,600 2,921,904
Total Common Stocks (Cost $341,200,909) 377,391,721
Total Investments (Cost $341,200,909) — 99.4% 377,391,721
Other assets in excess of liabilities — 0.6% 2,191,635
NET ASSETS - 100.00% $ 379,583,356
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$7,390,822 and amounted to 1.9% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2023.
This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

Victory Portfolios
Victory Sophus Emerging Markets Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 5,922,464
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
4,383,338
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
6,053,328
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at December 31, 2023.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios
Victory RS
International Fund
Victory RS Global
Fund
Victory Sophus
Emerging Markets
Fund
Assets:
Investments, at value (Cost $285,419,200, $583,201,779 and $341,200,909) $ 356,364,707 $ 740,785,566 $ 377,391,721
Foreign currency, at value (Cost $312,242, $175,553 and $78,440) 317,725 175,718 78,608
Cash 6,341,238 15,036,598 5,169,538
Receivables:
Interest and dividends 129,104 275,365 1,439,759
Capital shares issued 64,627 2,921,151 364,250
Investments sold 2,517,063 — 1,330,949
From Adviser 73,988 279,944 225,700
Reclaims 1,481,086 381,789 2,496
Prepaid expenses 19,975 57,571 18,775
Total Assets 367,309,513 759,913,702 386,021,796
Liabilities:
Payables:
Investments purchased 2,194,861 2,315,226 1,246,964
Capital shares redeemed 2,453,908 887,135 1,608,012
Accrued foreign capital gains taxes — — 3,058,563
Accrued expenses and other payables:
Investment advisory fees 241,703 370,336 316,700
Administration fees 16,163 33,626 16,804
Custodian fees 8,092 14,857 56,707
Transfer agent fees 3,596 7,436 4,262
Sub-Transfer agent fees 19,108 88,255 55,613
Compliance fees 270 544 286
Trustees' fees 149 180 150
12b-1 fees 1,252 4,587 1,885
Other accrued expenses 45,828 58,688 72,494
Total Liabilities 4,984,930 3,780,870 6,438,440
Commitments and contingencies (Note 5 )
Net Assets:
Capital 310,674,208 626,490,520 422,338,966
Total accumulated earnings/(loss) 51,650,375 129,642,312 (42,755,610)
Net Assets $ 362,324,583 $ 756,132,832 $ 379,583,356
Net Assets
Class A $ 22,957,964 $ 98,625,716 $ 36,244,178
Class C 2,638,410 6,420,712 601,128
Class R 1,552,090 5,669,840 8,249,228
Class R6 266,101,461 248,014,114 162,242,509
Class Y 69,074,658 397,402,450 172,246,313
Total $ 362,324,583 $ 756,132,832 $ 379,583,356
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,604,352 4,790,799 1,953,793
Class C 266,736 324,199 44,718
Class R 117,063 218,094 478,119
Class R6 22,947,165 16,434,880 8,591,894
Class Y 4,902,947 19,446,134 9,229,930
Total 29,838,263 41,214,106 20,298,454
Net asset value, offering and redemption price per share:
Class A $ 14 .31 $ 20 .59 $ 18 .55
Class C(a) 9 .89 19 .80 13 .44
Class R 13 .26 26 .00 17 .25
Class R6 11 .60 15 .09 18 .88
Class Y 14 .09 20 .44 18 .66
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 15 .18 $ 21 .85 $ 19 .68
(a) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2023

See notes to financial statements.
Victory Portfolios
Victory RS
International Fund
Victory RS Global
Fund
Victory Sophus
Emerging Markets
Fund
Investment Income:
Dividends $ 11,227,436 $ 11,245,465 $ 11,379,172
Non-cash dividends — — 859,393
Interest 161,514 391,271 141,719
Securities lending (net of fees) 26,110 23,504 3,924
Foreign tax withholding (1,261,475) (750,107) (1,246,784)
Total Income 10,153,585 10,910,133 11,137,424
Expenses:
Investment advisory fees 2,747,797 3,166,080 3,995,086
Administration fees 190,093 292,349 221,049
Sub-Administration fees 17,000 17,000 17,000
12b-1 fees — Class A 53,213 189,021 94,566
12b-1 fees — Class C 23,862 46,652 7,080
12b-1 fees — Class R 7,446 26,906 44,424
Custodian fees 51,566 70,388 334,440
Transfer agent fees — Class A 18,756 21,947 11,055
Transfer agent fees — Class C 233 314 316
Transfer agent fees — Class R 727 1,562 1,030
Transfer agent fees — Class R6 710 9,782 7,744
Transfer agent fees — Class Y 903 4,205 1,133
Sub-Transfer agent fees — Class A 21,192 123,161 58,942
Sub-Transfer agent fees — Class C 1,889 6,256 1,156
Sub-Transfer agent fees — Class R 1,964 5,652 13,350
Sub-Transfer agent fees — Class Y 71,446 306,176 249,294
Trustees' fees 24,091 32,092 28,226
Compliance fees 3,127 4,603 3,658
Legal and audit fees 41,695 61,556 72,632
State registration and filing fees 73,030 102,874 78,223
Line of credit fees — — 5,341
Interfund lending 840 — 10,263
Other expenses 65,022 75,838 115,697
Total Expenses 3,416,602 4,564,414 5,371,705
Expenses waived/reimbursed by Adviser (433,125) (1,224,514) (1,374,685)
Net Expenses 2,983,477 3,339,900 3,997,020
Net Investment Income (Loss) 7,170,108 7,570,233 7,140,404
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (2,237,499) (3,990,326) (29,169,888)
Foreign taxes on realized gains — — (991,065)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 59,017,178 130,048,553 68,213,755
Net change in accrued foreign taxes on unrealized gains — — (2,383,593)
Net realized/unrealized gains (losses) on investments 56,779,679 126,058,227 35,669,209
Change in net assets resulting from operations $ 63,949,787 $ 133,628,460 $ 42,809,613

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Victory Sophus Emerging Markets
Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,170,108 $ 9,932,845 $ 7,570,233 $ 5,971,436 $ 7,140,404 $ 10,930,331
Net realized gains (losses) (2,237,499) (13,548,228) (3,990,326) (19,307,666) (30,160,953) (39,468,391)
Net change in unrealized
appreciation/depreciation 59,017,178 (63,990,594) 130,048,553 (64,195,136) 65,830,162 (88,165,981)
Change in net assets resulting from
operations 63,949,787 (67,605,977) 133,628,460 (77,531,366) 42,809,613 (116,704,041)
Distributions to Shareholders:
Class A (424,675) (401,148) (868,728) (813,457) (801,539) (1,172,326)
Class C (54,891) (51,514) (27,902) (7,807) (13,547) (21,170)
Class R (27,566) (32,085) (25,110) (27,664) (178,974) (259,268)
Class R6 (6,837,233) (6,839,367) (3,648,670) (2,306,054) (4,201,344) (5,253,274)
Class Y (1,491,467) (1,538,125) (4,270,676) (2,418,034) (4,431,563) (6,241,858)
From return of capital:
Class A — — — (142) — —
Class C — — — (1) — —
Class R — — — (5) — —
Class R6 — — — (401) — —
Class Y — — — (421) — —
Change in net assets resulting from
distributions to shareholders (8,835,832) (8,862,239) (8,841,086) (5,573,986) (9,626,967) (12,947,896)
Change in net assets resulting from
capital transactions (28,525,347) (25,178,437) 208,408,657 155,146,559 (53,461,781) 29,395,837
Change in net assets 26,588,608 (101,646,653) 333,196,031 72,041,207 (20,279,135) (100,256,100)
Net Assets:
Beginning of period 335,735,975 437,382,628 422,936,801 350,895,594 399,862,491 500,118,591
End of period $ 362,324,583 $ 335,735,975 $ 756,132,832 $ 422,936,801 $ 379,583,356 $ 399,862,491

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Victory Sophus Emerging Markets
Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 1,868,312 $ 1,690,027 $ 60,658,416 $ 39,389,148 $ 4,160,032 $ 8,314,583
Distributions reinvested 418,335 395,811 868,482 813,527 789,010 1,155,447
Cost of shares redeemed (2,850,935) (3,119,573) (60,951,137) (18,779,808) (11,743,501) (11,156,508)
Total Class A $ (564,288) $ (1,033,735) $ 575,761 $ 21,422,867 $ (6,794,459) $ (1,686,478)
Class C
Proceeds from shares issued $ 478,937 $ 1,117,282 $ 1,959,752 $ 1,963,521 $ 12,514 $ 23,894
Distributions reinvested 54,890 51,514 27,764 7,808 13,547 21,170
Cost of shares redeemed (210,198) (101,535) (487,238) (1,247,720) (230,016) (637,096)
Total Class C $ 323,629 $ 1,067,261 $ 1,500,278 $ 723,609 $ (203,955) $ (592,032)
Class R
Proceeds from shares issued $ 134,044 $ 163,571 $ 961,408 $ 1,367,975 $ 856,801 $ 1,311,260
Distributions reinvested 27,566 32,085 25,110 27,669 178,681 258,905
Cost of shares redeemed (509,503) (161,472) (1,723,646) (559,408) (2,564,236) (1,440,944)
Total Class R $ (347,893) $ 34,184 $ (737,128) $ 836,236 $ (1,528,754) $ 129,221
Class R6
Proceeds from shares issued $ 9,137,182 $ 21,656,628 $ 92,941,942 $ 66,746,148 $ 24,870,240 $ 53,778,877
Distributions reinvested 6,823,756 6,786,564 3,647,460 2,305,114 3,977,114 5,020,928
Cost of shares redeemed (35,006,471) (27,352,642) (28,502,518) (6,266,606) (39,012,672) (24,922,793)
Total Class R6 $ (19,045,533) $ 1,090,550 $ 68,086,884 $ 62,784,656 $ (10,165,318) $ 33,877,012
Class Y
Proceeds from shares issued $ 9,473,933 $ 15,741,255 $ 201,356,403 $ 154,466,134 $ 49,807,150 $ 84,328,718
Distributions reinvested 1,489,450 1,536,904 4,248,244 2,416,346 4,426,276 6,227,753
Cost of shares redeemed (19,854,645) (43,614,856) (66,621,785) (87,503,289) (89,002,721) (92,888,357)
Total Class Y $ (8,891,262) $ (26,336,697) $ 138,982,862 $ 69,379,191 $ (34,769,295) $ (2,331,886)
Change in net assets resulting from
capital transactions $ (28,525,347) $ (25,178,437) $ 208,408,657 $ 155,146,559 $ (53,461,781) $ 29,395,837
Share Transactions:
Class A
Issued 138,554 137,801 3,221,265 2,308,724 229,577 437,770
Reinvested 29,481 32,172 42,573 49,185 43,233 67,255
Redeemed (213,485) (251,549) (3,249,248) (1,088,064) (647,877) (564,435)
Total Class A (45,450) (81,576) 14,590 1,269,845 (375,067) (59,410)
Class C
Issued 52,431 127,652 105,322 108,783 930 1,782
Reinvested 5,595 5,987 1,414 489 1,024 1,687
Redeemed (22,789) (11,928) (27,113) (78,594) (17,469) (44,129)
Total Class C 35,237 121,711 79,623 30,678 (15,515) (40,660)
Class R
Issued 11,028 14,207 41,386 60,592 50,699 74,569
Reinvested 2,096 2,809 975 1,327 10,529 16,171
Redeemed (42,396) (13,403) (72,352) (27,086) (152,067) (80,662)
Total Class R (29,272) 3,613 (29,991) 34,833 (90,839) 10,078
Class R6
Issued 839,133 2,172,195 6,800,368 5,211,428 1,345,382 2,576,780
Reinvested 593,370 677,709 243,977 189,565 214,169 287,238
Redeemed (3,242,360) (2,624,499) (2,104,002) (506,633) (2,108,172) (1,272,024)
Total Class R6 (1,809,857) 225,405 4,940,343 4,894,360 (548,621) 1,591,994
Class Y
Issued 726,179 1,227,865 10,760,965 8,844,273 2,715,791 4,338,691
Reinvested 106,618 126,922 209,790 147,248 241,214 360,402
Redeemed (1,504,901) (3,518,895) (3,620,749) (5,252,065) (4,844,622) (4,891,207)
Total Class Y (672,104) (2,164,108) 7,350,006 3,739,456 (1,887,617) (192,114)
Change in Shares (2,521,446) (1,894,955) 12,354,571 9,969,172 (2,917,659) 1,309,888

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS International Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $12.17 $14.76 $13.49 $12.93 $10.63
Investment Activities:
Net investment income (loss)(a) 0.24 0.32 0.27 0.21 0.26
Net realized and unrealized gains (losses) 2.17 (2.66) 1.62 0.51 2.05
Total from Investment Activities 2.41 (2.34) 1.89 0.72 2.31
Distributions to Shareholders from:
Net investment income (0.27) (0.22) (0.25) (0.13) —(b)
Net realized gains — (0.03) (0.37) (0.03) (0.01)
Total Distributions (0.27) (0.25) (0.62) (0.16) (0.01)
Net Asset Value, End of Period $14.31 $12.17 $14.76 $13.49 $12.93
Total Return (excludes sales charge)(c) 19.82% (15.89)% 14.05% 5.55% 21.72%
Ratios to Average Net Assets:
Net Expenses(d) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) 1.82% 2.53% 1.80% 1.79% 2.18%
Gross Expenses(d) 1.41% 1.41% 1.40% 1.47% 1.55%
Supplemental Data:
Net Assets at end of period (000's) $22,958 $20,077 $25,555 $24,010 $22,620
Portfolio Turnover(e) 24% 29% 43% 52% 20%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.50 $10.45 $9.72 $9.36 $7.76
Investment Activities:
Net investment income (loss)(a) 0.10 0.14 0.11 0.10 0.12
Net realized and unrealized gains (losses) 1.50 (1.86) 1.17 0.34 1.49
Total from Investment Activities 1.60 (1.72) 1.28 0.44 1.61
Distributions to Shareholders from:
Net investment income (0.21) (0.20) (0.18) (0.05) —
Net realized gains — (0.03) (0.37) (0.03) (0.01)
Total Distributions (0.21) (0.23) (0.55) (0.08) (0.01)
Net Asset Value, End of Period $9.89 $8.50 $10.45 $9.72 $9.36
Total Return (excludes contingent deferred sales charge)(b) 18.88% (16.50)% 13.24% 4.76% 20.70%
Ratios to Average Net Assets:
Net Expenses(c) 1.88% 1.88% 1.88% 1.88% 1.88%
Net Investment Income (Loss) 1.05% 1.61% 1.03% 1.14% 1.39%
Gross Expenses(c) 2.51% 3.00% 3.07% 3.07% 3.14%
Supplemental Data:
Net Assets at end of period (000's) $2,638 $1,967 $1,147 $1,241 $1,480
Portfolio Turnover(d) 24% 29% 43% 52% 20%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory RS International Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.30 $13.73 $12.58 $12.07 $9.95
Investment Activities:
Net investment income (loss)(a) 0.19 0.26 0.22 0.18 0.21
Net realized and unrealized gains (losses) 2.01 (2.47) 1.51 0.45 1.92
Total from Investment Activities 2.20 (2.21) 1.73 0.63 2.13
Distributions to Shareholders from:
Net investment income (0.24) (0.19) (0.21) (0.09) —
Net realized gains — (0.03) (0.37) (0.03) (0.01)
Total Distributions (0.24) (0.22) (0.58) (0.12) (0.01)
Net Asset Value, End of Period $13.26 $11.30 $13.73 $12.58 $12.07
Total Return(b) 19.49% (16.09)% 13.85% 5.21% 21.37%
Ratios to Average Net Assets:
Net Expenses(c) 1.38% 1.38% 1.38% 1.38% 1.38%
Net Investment Income (Loss) 1.54% 2.24% 1.58% 1.60% 1.87%
Gross Expenses(c) 2.39% 2.30% 2.16% 2.24% 2.32%
Supplemental Data:
Net Assets at end of period (000's) $1,552 $1,653 $1,959 $1,998 $2,652
Portfolio Turnover(d) 24% 29% 43% 52% 20%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class R6
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
May 2,
2019(a)
through
December 31,
2019
Net Asset Value, Beginning of Period $9.91 $12.07 $11.14 $10.70 $10.00
Investment Activities:
Net investment income (loss)(b) 0.23 0.29 0.25 0.20 0.06
Net realized and unrealized gains (losses) 1.77 (2.17) 1.34 0.43 0.67
Total from Investment Activities 2.00 (1.88) 1.59 0.63 0.73
Distributions to Shareholders from:
Net investment income (0.31) (0.25) (0.29) (0.16) (0.02)
Net realized gains — (0.03) (0.37) (0.03) (0.01)
Total Distributions (0.31) (0.28) (0.66) (0.19) (0.03)
Net Asset Value, End of Period $11.60 $9.91 $12.07 $11.14 $10.70
Total Return(c)(d) 20.17% (15.57)% 14.32% 5.90% 7.24%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(e) 2.13% 2.80% 2.06% 2.03% 0.92%
Gross Expenses(e)(f) 0.92% 0.92% 0.91% 0.93% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $266,101 $245,239 $296,211 $251,586 $178,695
Portfolio Turnover(c)(g) 24% 29% 43% 52% 20%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory RS International Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $11.98 $14.54 $13.29 $12.74 $10.47
Investment Activities:
Net investment income (loss)(a) 0.27 0.35 0.30 0.25 0.22
Net realized and unrealized gains (losses) 2.14 (2.63) 1.60 0.49 2.08
Total from Investment Activities 2.41 (2.28) 1.90 0.74 2.30
Distributions to Shareholders from:
Net investment income (0.30) (0.25) (0.28) (0.16) (0.02)
Net realized gains — (0.03) (0.37) (0.03) (0.01)
Total Distributions (0.30) (0.28) (0.65) (0.19) (0.03)
Net Asset Value, End of Period $14.09 $11.98 $14.54 $13.29 $12.74
Total Return(b) 20.15% (15.71)% 14.38% 5.80% 21.94%
Ratios to Average Net Assets:
Net Expenses(c) 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss) 2.08% 2.85% 2.02% 2.11% 1.80%
Gross Expenses(c) 1.05% 1.05% 1.02% 1.09% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $69,075 $66,799 $112,511 $102,803 $75,366
Portfolio Turnover(d) 24% 29% 43% 52% 20%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $16.41 $20.47 $17.27 $14.86 $11.53
Investment Activities:
Net investment income (loss)(a) 0.24 0.24 0.20 0.18 0.21
Net realized and unrealized gains (losses) 4.13 (4.13) 3.65 2.35 3.29
Total from Investment Activities 4.37 (3.89) 3.85 2.53 3.50
Distributions to Shareholders from:
Net investment income (0.19) (0.17) (0.18) (0.11) (0.16)
Net realized gains — — (0.47) (0.01) (0.01)
Return of capital — —(b) — — —
Total Distributions (0.19) (0.17) (0.65) (0.12) (0.17)
Net Asset Value, End of Period $20.59 $16.41 $20.47 $17.27 $14.86
Total Return (excludes sales charge)(c) 26.62% (18.99)% 22.39% 17.00% 30.36%
Ratios to Average Net Assets:
Net Expenses(d) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 1.31% 1.39% 1.05% 1.22% 1.51%
Gross Expenses(d) 1.17% 1.17% 1.34% 1.40% 1.53%
Supplemental Data:
Net Assets at end of period (000's) $98,626 $78,373 $71,792 $51,066 $26,471
Portfolio Turnover(e) 32% 29% 38% 71% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory RS Global Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $15.83 $19.73 $16.68 $14.38 $11.17
Investment Activities:
Net investment income (loss)(a) 0.08 0.11 0.06 0.07 0.14
Net realized and unrealized gains (losses) 3.98 (3.98) 3.52 2.24 3.16
Total from Investment Activities 4.06 (3.87) 3.58 2.31 3.30
Distributions to Shareholders from:
Net investment income (0.09) (0.03) (0.06) —(b) (0.08)
Net realized gains — — (0.47) (0.01) (0.01)
Return of capital — —(b) — — —
Total Distributions (0.09) (0.03) (0.53) (0.01) (0.09)
Net Asset Value, End of Period $19.80 $15.83 $19.73 $16.68 $14.38
Total Return (excludes contingent deferred sales charge)(c) 25.70% (19.61)% 21.52% 16.06% 29.52%
Ratios to Average Net Assets:
Net Expenses(d) 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss) 0.47% 0.68% 0.35% 0.48% 1.07%
Gross Expenses(d) 2.09% 2.09% 2.33% 2.53% 2.59%
Supplemental Data:
Net Assets at end of period (000's) $6,421 $3,872 $4,221 $3,491 $3,101
Portfolio Turnover(e) 32% 29% 38% 71% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $20.68 $25.73 $21.57 $18.55 $14.37
Investment Activities:
Net investment income (loss)(a) 0.24 0.25 0.21 0.18 0.25
Net realized and unrealized gains (losses) 5.20 (5.19) 4.55 2.92 4.07
Total from Investment Activities 5.44 (4.94) 4.76 3.10 4.32
Distributions to Shareholders from:
Net investment income (0.12) (0.11) (0.13) (0.07) (0.13)
Net realized gains — — (0.47) (0.01) (0.01)
Return of capital — —(b) — — —
Total Distributions (0.12) (0.11) (0.60) (0.08) (0.14)
Net Asset Value, End of Period $26.00 $20.68 $25.73 $21.57 $18.55
Total Return(c) 26.29% (19.19)% 22.12% 16.70% 30.10%
Ratios to Average Net Assets:
Net Expenses(d) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) 1.03% 1.16% 0.85% 0.98% 1.53%
Gross Expenses(d) 1.56% 1.57% 1.70% 1.93% 2.34%
Supplemental Data:
Net Assets at end of period (000's) $5,670 $5,130 $5,488 $4,454 $2,365
Portfolio Turnover(e) 32% 29% 38% 71% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory RS Global Fund
Class R6
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
May 2,
2019(a)
through
December 31,
2019
Net Asset Value, Beginning of Period $12.06 $15.11 $12.87 $11.07 $10.00
Investment Activities:
Net investment income (loss)(b) 0.21 0.22 0.20 0.08 0.13
Net realized and unrealized gains (losses) 3.05 (3.06) 2.73 1.83 1.12
Total from Investment Activities 3.26 (2.84) 2.93 1.91 1.25
Distributions to Shareholders from:
Net investment income (0.23) (0.21) (0.22) (0.10) (0.17)
Net realized gains — — (0.47) (0.01) (0.01)
Return of capital — —(c) — — —
Total Distributions (0.23) (0.21) (0.69) (0.11) (0.18)
Net Asset Value, End of Period $15.09 $12.06 $15.11 $12.87 $11.07
Total Return(d)(e) 27.02% (18.81)% 22.84% 17.27% 12.47%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(f) 1.52% 1.70% 1.35% 0.64% 1.85%
Gross Expenses(f)(g) 0.72% 0.73% 0.85% 1.16% 28.85%
Supplemental Data:
Net Assets at end of period (000's) $248,014 $138,665 $99,708 $46,776 $124
Portfolio Turnover(d)(h) 32% 29% 38% 71% 46%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $16.28 $20.31 $17.12 $14.72 $11.42
Investment Activities:
Net investment income (loss)(a) 0.27 0.29 0.26 0.20 0.26
Net realized and unrealized gains (losses) 4.11 (4.11) 3.62 2.34 3.24
Total from Investment Activities 4.38 (3.82) 3.88 2.54 3.50
Distributions to Shareholders from:
Net investment income (0.22) (0.21) (0.22) (0.13) (0.19)
Net realized gains — — (0.47) (0.01) (0.01)
Return of capital — —(b) — — —
Total Distributions (0.22) (0.21) (0.69) (0.14) (0.20)
Net Asset Value, End of Period $20.44 $16.28 $20.31 $17.12 $14.72
Total Return(c) 26.93% (18.82)% 22.78% 17.27% 30.69%
Ratios to Average Net Assets:
Net Expenses(d) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 1.43% 1.67% 1.34% 1.38% 1.95%
Gross Expenses(d) 0.84% 0.84% 0.96% 1.10% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $397,402 $196,898 $169,687 $114,925 $52,541
Portfolio Turnover(e) 32% 29% 38% 71% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.10 $22.69 $24.70 $21.37 $17.45
Investment Activities:
Net investment income (loss)(a) 0.26 0.40 0.18 0.10 0.37
Net realized and unrealized gains (losses) 1.61 (5.48) (1.26) 3.45 3.65
Total from Investment Activities 1.87 (5.08) (1.08) 3.55 4.02
Distributions to Shareholders from:
Net investment income (0.42) (0.51) (0.26) (0.22) (0.10)
Net realized gains — — (0.66) — —
Return of capital — — (0.01) — —
Total Distributions (0.42) (0.51) (0.93) (0.22) (0.10)
Net Asset Value, End of Period $18.55 $17.10 $22.69 $24.70 $21.37
Total Return (excludes sales charge)(b) 10.97% (22.41)% (4.35)% 16.73% 22.96%
Ratios to Average Net Assets:
Net Expenses(c) 1.34% 1.34% 1.34% 1.34% 1.34%
Net Investment Income (Loss) 1.45% 2.08% 0.69% 0.47% 1.95%
Gross Expenses(c) 1.67% 1.63% 1.60% 1.64% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $36,244 $39,819 $54,194 $60,206 $62,346
Portfolio Turnover(d) 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

45
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $12.49 $16.69 $18.38 $15.94 $13.06
Investment Activities:
Net investment income (loss)(a) 0.09 0.17 (0.03) (0.07) 0.14
Net realized and unrealized gains (losses) 1.16 (4.01) (0.92) 2.58 2.74
Total from Investment Activities 1.25 (3.84) (0.95) 2.51 2.88
Distributions to Shareholders from:
Net investment income (0.30) (0.36) (0.08) (0.07) —
Net realized gains — — (0.66) — —
Return of capital — — —(b) — —
Total Distributions (0.30) (0.36) (0.74) (0.07) —
Net Asset Value, End of Period $13.44 $12.49 $16.69 $18.38 $15.94
Total Return (excludes contingent deferred sales charge)(c) 10.07% (23.01)% (5.16)% 15.79% 22.05%
Ratios to Average Net Assets:
Net Expenses(d) 2.14% 2.14% 2.14% 2.14% 2.14%
Net Investment Income (Loss) 0.65% 1.18% (0.17)% (0.45)% 0.99%
Gross Expenses(d) 4.08% 3.39% 2.77% 2.69% 2.48%
Supplemental Data:
Net Assets at end of period (000's) $601 $752 $1,684 $3,261 $5,787
Portfolio Turnover(e) 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $15.93 $21.19 $23.13 $20.03 $16.37
Investment Activities:
Net investment income (loss)(a) 0.20 0.33 0.11 0.05 0.31
Net realized and unrealized gains (losses) 1.50 (5.12) (1.18) 3.23 3.41
Total from Investment Activities 1.70 (4.79) (1.07) 3.28 3.72
Distributions to Shareholders from:
Net investment income (0.38) (0.47) (0.20) (0.18) (0.06)
Net realized gains — — (0.66) — —
Return of capital — — (0.01) — —
Total Distributions (0.38) (0.47) (0.87) (0.18) (0.06)
Net Asset Value, End of Period $17.25 $15.93 $21.19 $23.13 $20.03
Total Return(b) 10.70% (22.62)% (4.57)% 16.46% 22.64%
Ratios to Average Net Assets:
Net Expenses(c) 1.58% 1.58% 1.58% 1.58% 1.58%
Net Investment Income (Loss) 1.21% 1.85% 0.44% 0.25% 1.71%
Gross Expenses(c) 1.99% 1.94% 1.91% 1.95% 1.94%
Supplemental Data:
Net Assets at end of period (000's) $8,249 $9,064 $11,840 $13,531 $13,817
Portfolio Turnover(d) 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class R6
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.40 $23.08 $25.10 $21.68 $17.68
Investment Activities:
Net investment income (loss)(a) 0.35 0.50 0.31 0.20 0.52
Net realized and unrealized gains (losses) 1.63 (5.59) (1.30) 3.52 3.65
Total from Investment Activities 1.98 (5.09) (0.99) 3.72 4.17
Distributions to Shareholders from:
Net investment income (0.50) (0.59) (0.35) (0.30) (0.17)
Net realized gains — — (0.66) — —
Return of capital — — (0.02) — —
Total Distributions (0.50) (0.59) (1.03) (0.30) (0.17)
Net Asset Value, End of Period $18.88 $17.40 $23.08 $25.10 $21.68
Total Return(b) 11.44% (22.06)% (3.93)% 17.28% 23.55%
Ratios to Average Net Assets:
Net Expenses(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss) 1.88% 2.58% 1.17% 0.95% 2.69%
Gross Expenses(c) 1.21% 1.19% 1.17% 1.21% 1.22%
Supplemental Data:
Net Assets at end of period (000's) $162,243 $159,001 $174,198 $115,637 $72,196
Portfolio Turnover(d) 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $17.20 $22.83 $24.85 $21.48 $17.54
Investment Activities:
Net investment income (loss)(a) 0.33 0.48 0.27 0.16 0.45
Net realized and unrealized gains (losses) 1.62 (5.53) (1.27) 3.50 3.65
Total from Investment Activities 1.95 (5.05) (1.00) 3.66 4.10
Distributions to Shareholders from:
Net investment income (0.49) (0.58) (0.34) (0.29) (0.16)
Net realized gains — — (0.66) — —
Return of capital — — (0.02) — —
Total Distributions (0.49) (0.58) (1.02) (0.29) (0.16)
Net Asset Value, End of Period $18.66 $17.20 $22.83 $24.85 $21.48
Total Return(b) 11.37% (22.15)% (4.01)% 17.10% 23.40%
Ratios to Average Net Assets:
Net Expenses(c) 0.99% 0.99% 0.99% 0.99% 0.99%
Net Investment Income (Loss) 1.81% 2.48% 1.05% 0.79% 2.32%
Gross Expenses(c) 1.35% 1.32% 1.29% 1.31% 1.30%
Supplemental Data:
Net Assets at end of period (000's) $172,246 $191,226 $258,201 $280,364 $255,423
Portfolio Turnover(d) 72% 58% 85% 109% 96%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2023
Victory Portfolios
49
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following three Funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS International Fund RS International Fund A, C, R, R6, and Y
Victory RS Global Fund RS Global Fund A, C, R, R6, and Y
Victory Sophus Emerging Markets Fund Sophus Emerging Markets Fund A, C, R, R6, and Y

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
50
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time
Level 1 Level 2 Level 3 Total
RS International Fund
Common Stocks ............................ $ 4,319,824 $ 351,669,037 $ — $ 355,988,861
Exchange-Traded Funds ...................... 375,846 — — 375,846
Total .................................... $ 4,695,670 $ 351,669,037 $ — $ 356,364,707
RS Global Fund
Common Stocks ............................ 477,323,585 256,227,966 — 733,551,551
Warrants ................................. — — —(a) —(a)
Exchange-Traded Funds ...................... 7,234,015 — — 7,234,015
Total .................................... $ 484,557,600 $ 256,227,966 $ —(a) $ 740,785,566
Sophus Emerging Markets Fund
Common Stocks ............................ 64,258,942 313,060,368 72,411 377,391,721
Total .................................... $ 64,258,942 $ 313,060,368 $ 72,411 $ 377,391,721
(a) Zero market value security.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
51
it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of December 31, 2023, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
As of December 31, 2023, the Funds did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
52
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds, including funds offered by VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’
annual and semi-annual reports may be viewed at vcm.com. As of December 31, 2023, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Excluding U.S. Government Securities
Purchases Sales
RS International Fund ................................................................ $ 80,027,983 $ 111,916,479
RS Global Fund .................................................................... 371,093,262 166,912,547
Sophus Emerging Markets Fund ........................................................ 282,602,538 341,256,788
RS International Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.1
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
RS Global Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Sophus Emerging Markets Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
53
Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the
“Victory Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended December 31, 2023, the Distributor received the following from commissions earned in connection with sales of Class A:
Flat Rate
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
54
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended December 31, 2023.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Amount
RS International Fund .................................................................................. $ 500
RS Global Fund ...................................................................................... 10,814
Sophus Emerging Markets Fund .......................................................................... 157
In effect until April 30, 2024
Class A Class C Class R Class R6 Class Y
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 1.13% 1.88% 1.38% 0.83% 0.88%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% 1.10% 0.55% 0.60%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . 1.34% 2.14% 1.58% 0.89% 0.99%
Expires
2024
Expires
2025
Expires
2026 Total
RS International Fund .................................................. $ 478,133 $ 438,795 $ 433,125 $ 1,350,053
RS Global Fund ...................................................... 1,055,677 899,922 1,224,514 3,180,113
Sophus Emerging Markets Fund .......................................... 1,536,446 1,401,240 1,374,685 4,312,371

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
55
Certain Russian securities held by the Funds had declared dividends, however there is no assurance these dividends can be collected by the
Funds. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended December 31, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended December 31, 2023, were as follows:
Amount
Outstanding at
December 31, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sophus Emerging Markets Fund .............................. $ — $ 1,800,000 5.46% $ 1,800,000
Borrower or
Lender
Amount
Outstanding at
December 31, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS International Fund ............................. Borrower $ — $ 2,873,500 5.33% $ 2,906,000
Sophus Emerging Markets Fund ..................... Borrower — 4,516,467 5.43% 9,589,000

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
56
* Based on the number of days borrowings were outstanding for the year ended December 31, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2023, on the Statements of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, forward contracts, and passive foreign investment company adjustments.
As of December 31, 2023, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
Declared Paid
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
RS International Fund ........................................................................ $ 8,835,832 $ 8,835,832
RS Global Fund ............................................................................ 8,841,086 8,841,086
Sophus Emerging Markets Fund ................................................................ 9,626,967 9,626,967
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
RS International Fund .................................. $ 8,084,993 $ 777,246 $ 8,862,239 $ — $ 8,862,239
RS Global Fund ...................................... 5,573,016 — 5,573,016 970 5,573,986
Sophus Emerging Markets Fund .......................... 12,947,896 — 12,947,896 — 12,947,896
Undistributed
Ordinary
Income
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
RS International Fund ............................. $ 4,598,758 $ 4,598,758 $ (14,748,442) $ 61,800,059 $ 51,650,375
RS Global Fund ................................. 830,783 830,783 (13,990,049) 142,801,578 129,642,312
Sophus Emerging Markets Fund ..................... 2,186,743 2,186,743 (71,182,600) 26,240,247 (42,755,610)
Short-Term
Amount
Long-Term
Amount Total
RS International Fund ................................................... $ (4,990,813) $ (9,757,629) $ (14,748,442)
RS Global Fund ....................................................... (8,005,876) (5,984,173) (13,990,049)
Sophus Emerging Markets Fund ........................................... (49,291,112) (21,891,488) (71,182,600)

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
57
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
RS International Fund .............................. $ 294,645,260 $ 79,144,008 $ (17,424,561) $ 61,719,447
RS Global Fund .................................. 597,999,554 163,014,451 (20,228,439) 142,786,012
Sophus Emerging Markets Fund ...................... 348,012,311 73,899,483 (44,520,073) 29,379,410

58
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory RS
International Fund, Victory RS Global Fund, and Victory Sophus Emerging Markets Fund (the “Funds”), each a series of Victory Portfolios, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 23, 2024

Supplemental Information
December 31, 2023
Victory Portfolios
59
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 37 portfolios in the Trust, 27 portfolios in Victory Portfolios
II, and six portfolios in Victory Variable Insurance Funds, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to service as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee November 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
60
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios II, Victory Portfolios
III and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios II, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios II, Victory Portfolios III and Victory Variable
Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios II, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief Compliance Officer for Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary December 1997 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios
61
(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863. Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases;  and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
RS International Fund
Class A ............................... $ 1,000.00 $ 1,080.90 $ 1,019.51 $ 5.93 $ 5.75 1.13%
Class C ............................... 1,000.00 1,077.30 1,015.73 9.84 9.55 1.88%
Class R ............................... 1,000.00 1,079.30 1,018.25 7.23 7.02 1.38%
Class R6 .............................. 1,000.00 1,082.60 1,021.02 4.36 4.23 0.83%
Class Y ............................... 1,000.00 1,082.30 1,020.77 4.62 4.48 0.88%
RS Global Fund
Class A ............................... 1,000.00 1,085.10 1,020.92 4.47 4.33 0.85%
Class C ............................... 1,000.00 1,080.80 1,017.14 8.39 8.13 1.60%
Class R ............................... 1,000.00 1,083.20 1,019.66 5.78 5.60 1.10%
Class R6 .............................. 1,000.00 1,086.40 1,022.43 2.89 2.80 0.55%
Class Y ............................... 1,000.00 1,086.50 1,022.18 3.16 3.06 0.60%
Sophus Emerging Markets Fund
Class A ............................... 1,000.00 1,025.20 1,018.45 6.84 6.82 1.34%
Class C ............................... 1,000.00 1,021.40 1,014.42 10.90 10.87 2.14%
Class R ............................... 1,000.00 1,024.00 1,017.24 8.06 8.03 1.58%
Class R6 .............................. 1,000.00 1,027.60 1,020.72 4.55 4.53 0.89%
Class Y ............................... 1,000.00 1,027.10 1,020.21 5.06 5.04 0.99%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
62
(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates.  Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on December 31, 2023, were as follow:
Percent
RS Global Fund .................................................................................... 40%
Foreign Source Income Foreign Tax Expense
RS International Fund ........................................................ $ 0.33 $ 0.04
Sophus Emerging Markets Fund ................................................ 0.66 0.12

Victory Portfolios
63
(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Agreement”)
The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 5, 2023.
The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the Agreement, the Board requested from the Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreement. In response to the request from the Independent
Trustees, the Adviser provided information and reports relevant to the continuation of the Agreement. The Board, including the Independent
Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
64
(Unaudited)
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
RS International Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, three- and five-year periods, outperformed the benchmark index for the ten-year period, and outperformed the peer group median for all of the periods reviewed.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
RS Global Fund:
The Board compared the Fund’s Class A performance for the one-, three- and five-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.
Having considered, among other things: (1) the Fund’s management compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Sophus Emerging Markets Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one- and ten-year periods, underperformed the benchmark index for the three- and five-year periods, underperformed the peer group median for the one- and five-year periods, and outperformed the peer group median for the three- and ten-year periods.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios
65
(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios
66
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
67
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VPRSIF-AR (12/23)

December 31, 2023
Annual Report
Victory Low Duration Bond Fund
Victory High Yield Fund
Victory Tax-Exempt Fund
Victory High Income Municipal Bond Fund
Victory Floating Rate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 17
Schedules of Portfolio Investments
Victory Low Duration Bond Fund
22
Victory High Yield Fund
28
Victory Tax-Exempt Fund
33
Victory High Income Municipal Bond Fund
36
Victory Floating Rate Fund
40
Financial Statements
Statements of Assets and Liabilities
46
Statements of Operations
48
Statements of Changes in Net Assets
50
Financial Highlights
54
Notes to Financial Statements 74
Report of Independent Registered Public Accounting Firm 86
Supplemental Information (Unaudited)
Trustee and Officer Information
87
Proxy Voting and Portfolio Holdings Information
89
Expense Examples
89
Additional Federal Income Tax Information
91
Advisory Contract Approval
92
Privacy Policy
96

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
What a difference a year can make. After enduring tumultuous markets and steep drawdowns in both equities and bonds during
2022, investors must be feeling a sense of relief. Despite the ongoing challenges and several bouts of elevated volatility, we all benefitted from an impressive rebound in both stock and bond markets during our most recent annual reporting period ending
December 31, 2023.
Looking back, it wasn’t clear sailing all year, and there were plenty of twists and turns along the way. The year got off to a quick start as equity investors enjoyed what could only be described as a relief rally. Markets rebounded in January after the excessive selling of 2022. In the United States, some of the most beaten down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
But the rebound was threatened in March due to some unusual turmoil within the banking sector, which resulted in the collapse of a few large regional banks. This ratcheted up volatility for a little while as investors feared a wider banking crisis; however, the U.S. Federal Reserve (the “Fed”) took the necessary steps to quickly restore confidence in the banking system. It also helped that the Fed paused its rate hikes as inflation data finally began to cool.
Financial markets resumed their rally in the second quarter and into the summer, but the momentum again reversed later in the third quarter. Investors wondered if the Fed would be able to remove all the excess liquidity that had been used to support the economy during the pandemic without causing a recession.
Ironically, good news on the economy had become bad news on the interest-rate outlook. We were all waiting for labor markets to moderate, which would help keep wages in check and ensure inflation would not worsen. The market began struggling with the renewed notion that interest rates would remain “higher-for-longer,” which seemingly became the Fed’s new mantra. Deep into the third quarter investors were dealing with yet another bout of turmoil as yields pushed higher and eventually peaked for the year. This was widely interpreted as a warning sign for future economic growth, and many pundits were also predicting an imminent recession.
Fortunately, it was a false alarm and sentiment flipped as we approached year-end. Economic growth proved resilient, corporate earnings continued to meet or exceed expectations, labor markets eased, and key measures of inflation moderated. All this gave the Fed the leeway to back off—and likely end—its historic rate-hike campaign. Not surprisingly, the fourth quarter finished with a strong rally in equity markets, and with declining yields and rising bond prices. Investors cheered!
In terms of the numbers, the S&P 500
®
Index, the bell-weather proxy for our domestic stock market, delivered an impressive total return of more than 26% for our annual reporting period. Bonds also rebounded from a dreadful prior year. The Bloomberg
U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—delivered a total return of 5.53% for the year.
Although the story of 2023 had a happy ending, it’s important to remember that it was a winding road replete with many challenges. As we have championed before, it’s vital to remain calm in the face of adversity, but it’s also important to resist unbridled optimism when markets rally strongly. We believe the best approach is to stay even keeled and unemotional, and that you should understand your own risk tolerance, maintain a well-diversified portfolio across asset classes and investment types, and make a long-term plan and stick to it. We still believe that’s the best formula for success.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 (800-235-8396 for
Member Class) or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory Low Duration Bond Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
During the reporting period, the U.S. Federal Reserve (the “Fed”) continued its rate hiking cycle and raised the Fed funds rate by an additional 100 basis points (a basis point is 1/100th of a percentage point). The Fed concluded 2023 with a target policy rate of
5.25-5.50%, keeping monetary policy restrictive to combat inflation. Inflation as measured by the Consumer Price Index, a widely recognized inflation yardstick, ended the reporting period at 3.4%, above the Fed’s 2% target.
While the Treasury yield curve normally positively sloped, it was inverted throughout the reporting period as investors weighed the risk of tighter financial conditions leading to a recession. One common indicator of a potential recession is a negative spread
(i.e. inversion) between the 3-month Treasury bill and the 10-year Treasury bond. This means the market is expecting the Fed to begin cutting the Fed funds rate as the economy is expected to slow and possibly slip into a recession. The U.S. regional banking crisis in March brought uncertainty and inflamed recessionary concerns, spreading over to continental Europe, and concluding with a forced merger of Credit Suisse with UBS. Rate volatility was a defining theme for markets in 2023 and following the banking crisis, the U.S. Treasury yield curve’s inversion deepened. Geopolitical strife in Europe and the Middle East, sticky inflation and worries of a looming recession drove volatility alongside monetary policy decisions from the Fed.
During the second half of the year, surprising economic resilience in the United States and heavy Treasury issuance moved 10-
year rates back up and the inversion became less severe. Market sentiment that a “soft landing” may be possible led financial markets to rally significantly through the end of the year and pushed 10-year rates back down. Credit spreads tightened as recession fears eased and yields dropped, most notably in high yield. As measured by the Bloomberg U.S. Aggregate Index, fixed income experienced its first year in the black since 2020 with a total return of 5.53%.
How did Victory Low Duration Bond Fund (the “Fund”) perform during the reporting period?
The Fund returned 4.65% (Class A at net asset value) for the 12-month period ended December 31, 2023, outperforming the
Bloomberg U.S. Government 1-3 Year Bond Index, which returned 4.32% for the reporting period.
What strategies did you employ during the reporting period?
The Fund’s allocations to corporate bonds, asset-backed securities, commercial mortgage-backed securities, and credit derivatives provided the bulk of positive relative performance. Allocations to Treasury and currency futures derivative contracts detracted from relative performance. The Victory Income Investors team took over management of the Fund on September 1, 2023. We exited the Fund’s convertible bond positions and derivatives contracts in favor of more traditional fixed income securities and trimmed oversized positions to reduce idiosyncratic risk. The Fund’s strategy is now refocused on a bottom-up fundamental portfolio construction process, our core competency. We continue to work closely with our in-house team of credit analysts, who use independent credit research to continuously monitor the Fund’s holdings for creditworthiness and relative value, and to identify and evaluate potential investments. We are committed to maintaining a portfolio diversified among multiple asset classes spread across a large number of issuers.

6
Victory Low Duration Bond Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Low Duration Bond Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Government 1-3 Year Bond Index is generally considered to be representative of the average yield on U.S. government obligations having maturities between one and three years. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y
INCEPTION DATE 7/30/03 7/30/03 7/30/03 5/12/09
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Bloomberg U.S.
Government 1-3
Year Bond Index
1
One Year 4.65% 2.32% 3.85% 2.85% 4.21% 4.78% 4.32%
Five Year 1.77% 1.31% 1.03% 1.03% 1.37% 2.01% 1.28%
Ten Year 1.41% 1.18% 0.80% 0.80% 0.99% 1.65% 1.04%

7
Victory High Yield Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
A heightened level of volatility in the credit markets, despite much lower volatility in the broader equity markets, was the biggest theme for 2023. Rate volatility specifically drove much of this, but concerns from the regional banking crisis, commercial real estate corrections, and speculation of how severe a pending recession and default cycle would play out all contributed to this theme.
These concerns hit a high mark in the fall of 2023, but reversed course just as fast into the end of 2023 on changing economic data and outlook. November’s inflation data continued to cool, economic growth was not suffering and the U.S. Federal Reserve (the
“Fed”) finally signaled that this rate hiking cycle was finished. While this led many to speculate when rate cuts would begin, more importantly for the first time in two years, both the market and the Fed agreed that peak inflation and peak rates were in the rear-
view mirror. Risk markets pivoted from their oversold levels in September and October 2023, to end the year in strong rally mode.
The S&P 500
®
Index returned 26.29% for the year and multiple fixed income classes rebounded from their poor 2022 returns. The
Bloomberg U.S. Aggregate Bond Index returned 5.53%, the Bloomberg U.S. Corporate High Yield Index (the “Index”) returned
13.45%, the Morningstar LSTA U.S. Leveraged Loan Index returned 13.32%, and the 10-year U.S. Treasury returned 3.21%.
While the current 3.4% inflation rate is not the ‘mission accomplished’ banner-raise some wanted, it showed the Fed was comfortable in the current path. This this last mile to their target will likely be bumpy, however it is being met with good corporate fundamentals. The least believed trend this entire year has been the healthy earnings reports, and while credit fundamentals may be weaking from a post COVID high, they are not weak per se. We do not believe that the environment to end 2023 is indicative of an immediate and severe recession, with full employment, default rates not spiking higher and the lack of one or two problem sectors leading us down. In fact, much of the strength is broadly shared, with the lack of speculative expansion and widening multiples leading into this period. We see many of our fixed asset heavy sectors in supply/demand balance, leading to their earnings strength and cautiously positive outlooks.
High yield bonds obviously benefit from lower rates, and it took this momentum along with the mentioned strong credit trends, lead to big November-December rally. While some say it was too much or pulled forward 2024’s returns, it was also symmetrical and rebounded at same pace it sold off during the third quarter of 2023. This was against the supporting backdrop of companies maintaining margins, increasing free cashflow generation, and often prepaying their debt. Credit rating downgrades ticked up but did not spike and are coming off a big two-year upgrade cycle. Defaults, while modestly higher, also came in lower than expectations. All of these played into another theme of 2023 where the first half of the year priced in a much worse outcome than played out.
How did Victory High Yield Fund (the “Fund”) perform during the reporting period?
The Fund returned 11.49% (Class A at net asset value) for the 12-month period ended December 31, 2023, underperforming the
Index, which returned 13.45% for the reporting period.
What strategies did you employ during the reporting period?
The Fund’s management team takes a bottom-up and credit-by-credit approach to evaluating investments. We look for companies with strong free cash flow, an ability to maintain pricing power, or that have meaningful hard asset (or collateral) value. Often this analysis can identify companies with less risk and more potential positive catalysts than the market is pricing in. We combine this credit selection with our larger market views, favoring some sectors for their cyclical strength during an economic rebound and others because of more secular, long-term trends. Our weightings in the airlines, gaming, leisure, and energy sectors for example reflect this more secular and positive macro view of the market for 2023. Diving deeper, security selection in the construction/
building products and healthcare sectors also benefited performance.
The Fund had exposure to some sectors that were particularly volatile at certain times during the year. The media and entertainment sector was a detraction from performance for the year, but it did follow the sequential trends of being a contributor in the second half and one we believe can continue in 2024. Security selection in the retail sector also held back relative performance for the
Fund.
As the outlook for Fed rate cuts to begin in 2024 remains a supportive case for high yield, the debate of the attractiveness of outright yield attractiveness versus historically tight spread levels continues. A graph of these will not tell the whole story, as high yield is very different today than it has ever been with a much higher concentration of both BB-rated securities and first lien secured bonds. The yield attractiveness is paired with prices that are still below historical averages and a shorter duration profile.
In addition, the worst-case recession scenarios do not look to be playing out. Ratings downgrades will most likely continue,

8
Victory High Yield Fund
Managers’ Commentary (continued)
(Unaudited)
and the overall default rate likely remains in the 3-6% level, but the high yield market had priced in much worse. Historically, leveraged loans and high yield bonds have benefitted from points in the cycle when a recession officially begins, often pricing in the forward impact of this earlier, and the last rate hike in a monetary tightening cycle. Both events appear to be in front of us and while it may be difficult to repeat the asset class performance of 2023, we believe the high yield market still holds a very attractive relative performance profile among fixed income markets.

9
Victory High Yield Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory High Yield Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market.
Securities are classified as high yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y
INCEPTION DATE 9/1/98 8/7/00 5/15/01 5/12/09
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Bloomberg
U.S. Corporate
High Yield Bond
Index
1
One Year 11.49% 9.00% 10.67% 9.67% 11.09% 11.82% 13.45%
Five Year 3.74% 3.28% 3.04% 3.04% 3.41% 4.05% 5.37%
Ten Year 3.75% 3.51% 3.18% 3.18% 3.40% 4.04% 4.60%

10
Victory Tax-Exempt Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Like most fixed income asset classes, the municipal market posted positive returns in 2023. The U.S. Federal Reserve (the “Fed”)
continued its rate hiking cycle in 2023 and raised the Fed funds interest rate by an additional 75 basis points (a basis point is
1/100th of a percentage point) throughout the reporting period. The Fed concluded 2023 with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Higher rates drove higher yields throughout the year, peaking in October.
Throughout the year performance was driven by rate volatility, starting weaker but concluding at a high point. At the end of the fourth quarter, the yield on the Bloomberg Municipal Bond Index (the “Index”) was 3.22%, which is a taxable-equivalent yield of
5.43% (in the 40.8% tax bracket), providing what we view as an attractive entry point for investors into the municipal market. A downward shift in the U.S. Treasury yield curve and softening inflation drove a significant rally across financial markets toward the end of the year. While the Index yields were close to year-over-year figures, they were pushed down after a significant rally in
November and December. Municipal flows were improved in 2023, but still remain in the red for the year.
How did Victory Tax-Exempt Fund (the “Fund”) perform during the reporting period?
The Fund returned 6.89% (Class A at net asset value) for the 12-month period ended December 31, 2023, outperforming the
Index, which returned 6.40% for the reporting period.
What strategies did you employ during the reporting period?
The Fund tends to be more credit-heavy than the Index, holding more BBB-rated (the lowest category, highest risk level of investment grade) bonds than the Index. We overweight these credits to provide additional tax-free income to our investors. BBB-
rated bonds rebounded in 2023, particularly in the fourth quarter, as their prices increased even more than AAA-rated bonds. This dynamic helped drive the Fund’s relative outperformance in 2023, and we believe our overweight to these bonds will continue to serve investors well in the long term.
We remain committed to our core competency of evaluating, taking, and managing credit risk in the municipal market. We continue to build our portfolios bond-by-bond, relying on our assessment of fundamental credit risk and attempting to capture and distribute incremental yield that will drive higher long-term income to our investors. While there might be some volatility in the municipal market in the short term, we remain confident that the right approach is to focus on what matters in the long term.

11
Victory Tax-Exempt Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Tax-Exempt Fund — Growth of $10,000
1
The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class Y
INCEPTION DATE 2/16/93 8/7/00 5/12/09
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Bloomberg
Municipal Bond
Index
1
One Year 6.89% 4.49% 6.05% 5.05% 7.01% 6.40%
Five Year 2.39% 1.92% 1.58% 1.58% 2.52% 2.25%
Ten Year 2.99% 2.75% 2.34% 2.34% 3.11% 3.03%

12
Victory High Income Municipal Bond Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Like most fixed income asset classes, the municipal market posted positive returns in 2023. The U.S. Federal Reserve (the “Fed”)
continued its rate hiking cycle in 2023 and raised the Fed funds interest rate by an additional 75 basis points (a basis point is
1/100th of a percentage point) throughout the reporting period. The Fed concluded 2023 with a target policy rate of 5.25-5.50%, keeping monetary policy restrictive to combat inflation. Higher rates drove higher yields throughout the year, peaking in October.
Throughout the year performance was driven by rate volatility, starting weaker but concluding at a high point. At the end of the fourth quarter, the yield on the Bloomberg Municipal Bond Index (the “Index”) was 3.22%, which is a taxable-equivalent yield of
5.43% (in the 40.8% tax bracket), providing what we view as an attractive entry point for investors into the municipal market. A downward shift in the U.S. Treasury yield curve and softening inflation drove a significant rally across financial markets toward the end of the year. While the Index yields were close to year-over-year figures, they were pushed down after a significant rally in
November and December. Municipal flows were improved in 2023, but still remain in the red for the year.
How did Victory High Income Municipal Bond Fund (the “Fund”) perform during the reporting period?
The Fund returned 7.41% (Class A at net asset value) for the 12-month period ended December 31, 2023, outperforming the
Index, which returned 6.40% for the reporting period.
What strategies did you employ during the reporting period?
The Fund tends to be more credit-heavy than the Index, holding more BBB-rated (the lowest category, highest risk level of investment grade) bonds than the Index. We overweight these credits to provide additional tax-free income to our investors. BBB-
rated bonds rebounded in 2023, particularly in the fourth quarter, as their prices increased even more than AAA-rated bonds. This dynamic helped drive the Fund’s relative outperformance in 2023, and we believe our overweight to these bonds will continue to serve investors well in the long term.
We remain committed to our core competency of evaluating, taking, and managing credit risk in the municipal market. We continue to build our portfolios bond-by-bond, relying on our assessment of fundamental credit risk and attempting to capture and distribute incremental yield that will drive higher long-term income to our investors. While there might be some volatility in the municipal market in the short term, we remain confident that the right approach is to focus on what matters in the long term.

13
Victory High Income Municipal Bond Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory High Income Municipal Bond Fund — Growth of $10,000
1
The unmanaged Bloomberg Municipal Bond Index is considered to be generally representative of investment-grade-municipal issues having remaining maturities greater than 1 year and a national scope. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and is not possible to invest directly in an index.
2
The unmanaged Bloomberg High Yield Municipal Bond Index is an index consisting of noninvestment-grade, unrated or below Ba1 bonds.  This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class Y Member Class
INCEPTION DATE 12/31/09 12/31/09 12/31/09 11/2/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Bloomberg
Municipal Bond
Index
1
Bloomberg High
Yield Municipal
Bond Index
2
One Year 7.41% 4.98% 6.59% 5.59% 7.77% 7.57% 6.40% 9.21%
Five Year 2.09% 1.63% 1.32% 1.32% 2.35% N/A 2.25% 3.49%
Ten Year 3.55% 3.31% 2.92% 2.92% 3.80% N/A 3.03% 5.00%
Since Inception N/A N/A N/A N/A N/A 0.55% N/A N/A

14
Victory Floating Rate Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
A heightened level of volatility in the credit markets, despite lower volatility in the broader equity markets, was the biggest theme for 2023. Rate volatility specifically drove much of this, but concerns from the regional banking crisis, commercial real estate corrections and speculation of how severe a pending recession and default cycle would play out all contributed to this theme.
These concerns hit a high mark in the fall of 2023, but reversed course just as fast into the end of 2023 on changing economic data and outlook. November’s inflation data continued to cool, economic growth was not suffering, and the U.S. Federal Reserve
(the “Fed”) finally signaled that this rate hiking cycle was finished. While this led many to speculate when rate cuts would begin, more importantly for the first time in two years, both the market and the Fed agreed that peak inflation and peak rates were in the rear-view mirror. Risk markets pivoted from their oversold levels in September and October 2023, to end the year in strong rally mode. The S&P 500
®
Index returned 26.29% for the year and multiple fixed income classes rebounded from their poor 2022 returns. The Bloomberg U.S. Aggregate Bond Index returned 5.53%, the Bloomberg U.S. Corporate High Yield Index returned
13.45%, the Morningstar LSTA US Leveraged Loan Index (the “Index”) returned 13.32%, and the 10-year U.S. Treasury returned
3.2%.
While the current 3.4% inflation rate is not the ‘mission accomplished’ banner-raise some wanted, it showed the Fed was comfortable in the current path. This last mile to their target will likely be bumpy, however it is being met with good corporate fundamentals. The least believed trend this entire year has been the healthy earnings reports, and while credit fundamentals may be weaking from a post COVID high, they are not weak per se. We do not believe that the environment to end 2023 is indicative of an immediate and severe recession, with full employment, default rates not spiking higher and the lack of one or two problem sectors leading us down. In fact, much of the strength is broadly shared, with the lack of speculative expansion and widening multiples leading into this period. We see many of our fixed asset heavy sectors in supply/demand balance, leading to their earnings strength and cautiously positive outlooks.
Specifically, with regard to the floating rate leveraged loan market, historically high current yields benefitted from the rising rate pace but were also aided by these strong credit trends. We saw companies maintaining margins, increasing free cashflow generation, and often prepaying their debt. Credit rating downgrades ticked up but did not spike and are coming off a big two-year upgrade cycle. Defaults, while modestly higher, also came in lower than expectations. All of these played into another theme of
2023, which was that the first half of the year priced in a must worse outcome than played out.
How did Victory Floating Rate Fund (the “Fund”) perform during the reporting period?
The Fund returned 9.04% (Class A at net asset value) for the 12-month period ended December 31, 2023, underperforming the
Index, which returned 13.32% for the reporting period.
What strategies did you employ during the reporting period?
The Fund’s management team takes a bottom-up and credit-by-credit approach to evaluating investments. We look for companies with strong free cash flow, an ability to maintain pricing power, or that have meaningful hard asset (or collateral) value. Often this analysis can identify companies with less risk and more potential positive catalysts than the market is pricing in. We combine this credit selection with our larger market views, favoring some sectors for their cyclical strength during an economic rebound and others because of more secular, long-term trends. Our weightings in the airlines, gaming, leisure, and energy sectors for example reflect this more secular and positive macro view of the market for 2023, along with a modest allocation to high yield bonds despite being out of benchmark. Diving deeper, security selection in the construction and building products sector also benefited performance.
The Fund had exposure to some sectors that were particularly volatile at certain times during the year. Health care was a detraction from relative performance for the year, but it was a big contributor in the second half, a trend we believe can continue in
2024. Securities in the retail sector also held back relative performance for the Fund. From a ratings perspective, loan investments in the lower-rated categories detracted from relative performance.
Even with the outlook for Fed rate cuts to begin in 2024, we believe floating rate bank loans can remain attractive as a result of the starting yields they enter the year, the total return potential of where loans are trading and the continued lower level of volatility.
In addition, we do not believe the worst-case recession scenarios look to be playing out. Ratings downgrades will continue, the overall default rate likely remains here in the 3-6% level but the high yield market had priced in much worse. Historically, leveraged loans and high yield bonds have benefitted from points in the cycle when a recession officially begins, often pricing in the forward impact of this earlier, and the last rate hike in a monetary tightening cycle. Both events appear in front of us and

15
Victory Floating Rate Fund
Managers’ Commentary (continued)
(Unaudited)
while it will be difficult to repeat the asset class performance of 2023, we believe the high yield market still holds a very attractive relative performance profile among fixed income markets.

16
Victory Floating Rate Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value ("NAV") does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Floating Rate Fund — Growth of $10,000
1
The unmanaged Morningstar LSTA US Leveraged Loan Index covers more than 1,100 loan facilities and reflects the market-value-weighted performance of U.S. dollar-denominated institutional leverages loans. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended December 31, 2023
Class A Class C Class R Class Y Member Class
INCEPTION DATE 12/31/09 12/31/09 12/31/09 12/31/09 11/2/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Morningstar
LSTA US
Leveraged Loan
Index
1
One Year 9.04% 6.57% 8.30% 7.30% 8.43% 9.28% 9.20% 13.32%
Five Year 3.85% 3.38% 3.03% 3.03% 3.28% 4.06% N/A 5.78%
Ten Year 3.10% 2.86% 2.44% 2.44% 2.53% 3.32% N/A 4.41%
Since Inception N/A N/A N/A N/A N/A N/A 3.20% N/A

17
Victory Portfolios
Victory Low Duration Bond Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income consistent with preservation of capital.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

18
Victory Portfolios
Victory High Yield Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide current income. Capital appreciation is a secondary objective.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining sectors which are each under 2% of the net assets of the Fund.

19
Victory Portfolios
Victory Tax-Exempt Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

20
Victory Portfolios
Victory High Income Municipal Bond Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high current income exempt from federal income tax with a secondary objective of capital appreciation.
Asset Allocation*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

21
Victory Portfolios
Victory Floating Rate Fund
December 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income.
Top 10 Holdings*:
December 31, 2023
(% of Net Assets)
Top Sectors*:
December 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien, 9.14% (SOFR03M+375bps), 3/31/26
1.7%
Traverse Midstream Partners LLC, Advance, First Lien, 9.14% (SOFR03M+375bps), 2/16/28
1.7%
Bally's Corp., Term B Facility Loans, First Lien, 8.67% (SOFR03M+325bps), 10/2/28
1.7%
Hertz Corp., Initial Term B Loans, First Lien, 8.60% (SOFR01M+325bps), 6/30/28
1.6%
Cloud Software Group, Inc., 3/30/29
1.6%
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 8.35% (SOFR01M+300bps), 4/3/28
1.5%
WestJet Airlines Ltd., Initial Term Loan, First Lien, 8.36% (SOFR01M+300bps), 12/11/26
1.5%
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 10.17% (SOFR03M+475bps), 4/20/28
1.4%
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 8.60% (SOFR01M+325bps), 2/6/30
1.3%
Delek U.S. Holdings, Inc., TLB, First Lien, 8.85% (SOFR01M+350bps), 11/19/29
1.3%
Consumer Discretionary
26.0%
Financials
25.6%
Industrials
14.8%
Health Care
8.5%
Communication Services
8.2%
Energy
5.7%
Consumer Staples
3.2%
Information Technology
2.8%
Materials
0.9%
Real Estate
0.9%

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Low Duration Bond Fund
22
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (21.2%)
ABS Auto (16.9%):
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable
6/18/25 @ 100 ..................................................... $ 1,815,000 $ 1,732,022
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class B, 6.66%, 2/20/30(a) .. 750,000 768,168
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26, Callable 12/15/24 @ 100 434,000 415,002
Chesapeake Funding II LLC ...............................................
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 7/15/26 @ 100(a) ............ 238,371 240,468
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 7/15/26 @ 100(a) ............. 382,000 387,935
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 7/15/25 @ 100 500,000 470,843
DT Auto Owner Trust, Series 2020-1A, Class E, 3.48%, 2/16/27, Callable 9/15/24 @ 100(a) . 500,000 488,573
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 6/15/28 @
100(a) ........................................................... 250,000 253,843
Enterprise Fleet Financing LLC, Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 9/20/27 @
100(a) ........................................................... 500,000 520,832
Ford Credit Auto Lease Trust ..............................................
Series 2023-B, Class B, 6.20%, 2/15/27, Callable 4/15/26 @ 100 ................. 250,000 252,930
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 4/15/26 @ 100 ................. 393,000 398,539
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A3, 5.39%, 12/15/27,
Callable 7/15/26 @ 100(a) ............................................ 1,460,000 1,454,173
GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30, Callable 8/15/28
@ 100(a) ......................................................... 500,000 520,772
GM Financial Automobile Leasing Trust, Series 2022-1, Class C, 2.64%, 2/20/26, Callable
7/20/24 @ 100 ..................................................... 750,000 735,972
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%,
1/19/27, Callable 5/16/25 @ 100 ........................................ 886,000 834,567
Hertz Vehicle Financing III LLC, Series 2023-3A, Class B, 6.53%, 2/25/28(a) ........... 750,000 761,394
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 10/25/25 @
100(a) ........................................................... 171,682 167,828
LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 6/15/26 @
100(a) ........................................................... 350,000 356,431
Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36(a) ............. 500,000 506,520
OCCU Auto Receivables Trust, Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 4/15/28 @
100(a) ........................................................... 462,500 470,161
Santander Bank Auto Credit-Linked Notes, Series 2023-A, Class D, 7.08%, 6/15/33, Callable
7/15/27 @ 100(a) ................................................... 356,953 358,137
Santander Drive Auto Receivables Trust .......................................
Series 2021-2, Class C, 0.90%, 6/15/26, Callable 6/15/25 @ 100 ................. 150,696 150,103
Series 2021-3, Class C, 0.95%, 9/15/27, Callable 7/15/25 @ 100 ................. 366,561 363,142
Series 2022-2, Class B, 3.44%, 9/15/27, Callable 1/15/26 @ 100 ................. 750,000 735,239
Series 2023-1, Class B, 4.98%, 2/15/28, Callable 5/15/26 @ 100 ................. 550,000 545,688
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24
@ 100(a) ......................................................... 2,200,000 2,182,235
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 2/15/28 @ 100(a) ............. 225,000 226,699
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 2/15/28 @ 100(a) ............. 250,000 252,257
Tesla Auto Lease Trust, Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 1/20/26 @ 100(a) 223,000 227,467
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 8/25/26 @ 100(a) ........ 465,000 466,721
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable
12/10/25 @ 100(a) .................................................. 293,764 292,475
Westlake Automobile Receivables Trust .......................................
Series 2020-3A, Class E, 3.34%, 6/15/26, Callable 8/15/24 @ 100(a) .............. 500,000 488,152
Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 2/15/25 @ 100(a) .............. 593,623 587,865
Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 7/15/25 @ 100(a) .............. 1,223,000 1,199,607
Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 9/15/25 @ 100(a) .............. 1,000,000 975,869
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 6/15/26 @ 100(a) .............. 750,000 746,708
Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 7/15/26 @ 100(a) .............. 1,500,000 1,510,095
23,045,432
ABS Card (0.4%):
Trillium Credit Card Trust II, Series 2023-3A, Class B, 6.26%, 8/26/28(a) .............. 500,000 505,073

Victory Portfolios
Victory Low Duration Bond Fund
23
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
ABS Other (3.9%):
Auxilior Term Funding LLC, Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @
100(a) ........................................................... $ 206,000 $ 206,825
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/28 @ 100(a) ..... 495,000 493,758
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 6/14/25 @ 100(a) ............... 500,000 470,013
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 12/14/27 @ 100(a) .............. 500,000 511,213
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 6/15/27
@ 100(a) ......................................................... 238,539 239,422
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 3/15/27, Callable 11/15/26 @
100 ............................................................. 600,000 607,796
Dell Equipment Finance Trust, Series 2023-3, Class B, 6.05%, 4/23/29, Callable 3/22/26 @
100(a) ........................................................... 250,000 252,714
Dext ABS LLC, Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/27 @ 100(a) ....... 250,000 253,049
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class A2, 6.51%, 5/20/30(a) ............................... 500,000 505,667
Series 2023-1A, Class A3, 6.46%, 9/20/32, Callable 8/20/30 @ 100(a) ............. 250,000 259,220
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 9/20/26 @ 100(a) 750,000 757,906
SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27, Callable 9/20/24 @
100(a) ........................................................... 300,000 294,008
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable 1/15/24
@ 100(a) ......................................................... 478,333 469,592
5,321,183
Total Asset-Backed Securities (Cost $28,872,391) 28,871,688
Collateralized Mortgage Obligations (23.9%)
Agency CMO Other (3.1%):
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ 481,172 486,640
Federal National Mortgage Association .......................................
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. 839,539 832,836
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 695,376 700,940
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 736,723 744,743
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 490,706 496,124
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 496,238 494,132
Series 2023-168, Class GB, 6.00%, 2/20/50 ................................ 499,376 503,496
4,258,911
Commercial MBS (20.8%):
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48,
Callable 9/15/25 @ 100 .............................................. 1,000,000 961,917
Bank, Series 2017-BNK9, Class A3, 3.28%, 11/15/54, Callable 12/15/29 @ 100 .......... 821,746 780,165
CFCRE Commercial Mortgage Trust .........................................
Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100 ............... 494,860 476,292
Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable 1/10/26 @ 100 ............... 925,000 889,081
Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable 5/10/26 @ 100 ............... 489,000 463,496
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100 ............. 500,000 483,817
Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100 ............. 1,502,000 1,440,996
Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100 ............... 500,000 482,702
Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 ............... 1,226,000 1,148,528
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @
100 ............................................................. 1,219,000 1,179,497
CSAIL Commercial Mortgage Trust .........................................
Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100 ............... 667,000 647,099
Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100 ............... 1,280,899 1,233,696
Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100 ............. 832,000 804,246
Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable 5/15/26 @ 100 ............... 696,000 659,913
GS Mortgage Securities Trust ..............................................
Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 ............. 1,624,000 1,567,545
Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100 ............. 1,098,000 1,064,922
Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100 .............. 1,778,000 1,682,303

Victory Portfolios
Victory Low Duration Bond Fund
24
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100 ............. $ 1,191,000 $ 1,148,308
Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100 .............. 435,551 418,388
Series 2015-C33, Class A4, 3.77%, 12/15/48, Callable 11/15/25 @ 100 ............ 1,250,000 1,204,057
Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100 ............... 1,950,000 1,864,786
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%,
5/15/49, Callable 5/15/26 @ 100 ........................................ 2,018,000 1,922,123
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100 .............. 942,000 912,298
Series 2015-C29, Class A4, 3.64%, 6/15/48, Callable 6/15/25 @ 100 .............. 1,097,000 1,060,913
Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100 .............. 498,000 481,061
Series 2015-C31, Class A4, 3.70%, 11/15/48, Callable 11/15/25 @ 100 ............ 1,250,000 1,204,410
Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100 ............. 532,000 512,913
Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 10/15/26 @ 100 ........... 1,690,000 1,584,089
28,279,561
Private CMO Other (0.0%):(b)
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20 ............... 14,427 13,045
Total Collateralized Mortgage Obligations (Cost $33,338,962) 32,551,517
Corporate Bonds (31.7%)
Communication Services (1.6%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%,
2/1/24, Callable 1/22/24 @ 100 ......................................... 496,000 495,275
Fox Corp., 4.03%, 1/25/24, Callable 1/16/24 @ 100 .............................. 1,388,000 1,386,170
Verizon Communications, Inc., 3.38%, 2/15/25 .................................. 354,000 347,485
2,228,930
Consumer Discretionary (1.1%):
General Motors Financial Co., Inc., 5.40%, 4/6/26 ............................... 934,000 940,477
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(a) ............................ 500,000 516,899
1,457,376
Consumer Staples (2.6%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 ........................ 322,000 319,023
Molson Coors Beverage Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100 ................. 800,000 766,019
Philip Morris International, Inc., 4.88%, 2/13/26 ................................. 1,260,000 1,263,576
Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100 ......................... 1,170,000 1,156,431
3,505,049
Energy (0.7%):
Pioneer Natural Resources Co., 5.10%, 3/29/26 ................................. 945,000 951,617
Financials (14.0%):
American Express Co., 4.90%, 2/13/26, Callable 1/13/26 @ 100 ..................... 760,000 761,687
Ameriprise Financial, Inc., 5.70%, 12/15/28, Callable 11/15/28 @ 100 ................. 350,000 366,911
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(a) .............. 500,000 520,960
Bank of America Corp.
4.20%, 8/26/24, MTN ................................................ 519,000 513,667
6.44% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100(c) ...................... 1,016,000 1,005,704
Capital One Financial Corp.
3.30%, 10/30/24, Callable 9/30/24 @ 100 ................................. 684,000 672,352
2.64% (SOFR+129bps), 3/3/26, Callable 3/3/25 @ 100(c) ...................... 814,000 780,056
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100(c) .............. 1,272,000 1,236,802
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c) ........ 600,000 585,756
Corebridge Global Funding, 5.90%, 9/19/28(a) .................................. 500,000 516,310
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 1/16/24 @ 100 ....................... 799,000 797,664
Ford Motor Credit Co. LLC, 3.82%, 11/2/27, Callable 8/2/27 @ 100 .................. 500,000 466,537
JPMorgan Chase & Co., 6.59% (SOFR+118bps), 2/24/28, Callable 2/24/27 @ 100(c)(d) .... 1,350,000 1,349,630
KeyCorp., 3.88% (SOFRINDX+125bps), 5/23/25, Callable 5/23/24 @ 100, MTN(c) ....... 350,000 342,183
Metropolitan Life Global Funding I, 5.40%, 9/12/28(a) ............................ 500,000 514,805
New York Life Global Funding, 5.45%, 9/18/26(a) ............................... 500,000 511,477
Protective Life Global Funding, 5.47%, 12/8/28(a) ............................... 400,000 410,926

Victory Portfolios
Victory Low Duration Bond Fund
25
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
RGA Global Funding, 6.00%, 11/21/28(a) ..................................... $ 400,000 $ 414,448
State Street Corp., 5.75% (SOFR+135bps), 11/4/26, Callable 11/4/25 @ 100(c) ........... 1,407,000 1,424,247
The Bank of New York Mellon Corp., 4.41% (SOFR+135bps), 7/24/26, Callable 7/24/25 @
100(c) ........................................................... 1,783,000 1,764,144
The Goldman Sachs Group, Inc., 7.27% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(c) 500,000 504,365
The Huntington National Bank, 5.70% (SOFR+122bps), 11/18/25, Callable 11/18/24 @ 100(c) 500,000 496,093
The PNC Financial Services Group, Inc., 5.35% (SOFR+162bps), 12/2/28, Callable 12/2/27 @
100(c) ........................................................... 500,000 506,105
Truist Bank, 3.80%, 10/30/26, Callable 9/30/26 @ 100 ............................ 500,000 478,257
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 500,000 525,347
US Bancorp, 4.55% (SOFR+166bps), 7/22/28, Callable 7/22/27 @ 100(c) .............. 500,000 492,818
Wells Fargo & Co.
0.81% (SOFR+51bps), 5/19/25, Callable 5/19/24 @ 100, MTN(c) ................ 585,000 573,502
2.41% (TSFR3M+109bps), 10/30/25, Callable 10/30/24 @ 100, MTN(c) ........... 577,000 561,785
19,094,538
Health Care (2.3%):
Amgen, Inc., 5.51%, 3/2/26, Callable 3/2/24 @ 100 .............................. 755,000 755,338
Centene Corp., 4.25%, 12/15/27, Callable 1/22/24 @ 101.42 ........................ 621,000 599,799
Humana, Inc., 5.70%, 3/13/26, Callable 3/13/24 @ 100 ............................ 932,000 932,737
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100 ................. 937,000 852,371
3,140,245
Industrials (0.8%):
American Airlines Pass Through Trust, 3.60%, 9/22/27 ............................ 773,647 712,539
United Airlines Pass Through Trust, 3.45%, 12/1/27 .............................. 333,973 310,174
1,022,713
Information Technology (4.5%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100 ...................... 1,517,000 1,519,154
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24 .................... 2,175,000 2,173,116
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 ............... 1,173,000 1,160,699
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100 .............................. 144,000 143,109
Micron Technology, Inc., 4.98%, 2/6/26, Callable 12/6/25 @ 100 ..................... 1,200,000 1,200,892
6,196,970
Real Estate (2.1%):
Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100 ............................ 700,000 659,151
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100 ......... 500,000 497,736
Regency Centers LP, 3.90%, 11/1/25, Callable 8/1/25 @ 100 ........................ 1,194,000 1,156,595
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 500,000 525,764
2,839,246
Utilities (2.0%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100 ........................... 588,000 575,045
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100 ............................ 591,000 581,083
Pinnacle West Capital Corp., 1.30%, 6/15/25, Callable 5/15/25 @ 100 ................. 800,000 753,499
WEC Energy Group, Inc., 5.00%, 9/27/25, Callable 8/27/25 @ 100 ................... 870,000 869,104
2,778,731
Total Corporate Bonds (Cost $43,370,115) 43,215,415
Yankee Dollars (11.8%)
Energy (1.2%):
Canadian Natural Resources Ltd., 3.80%, 4/15/24, Callable 2/5/24 @ 100 ............... 1,180,000 1,172,580
Var Energi ASA, 7.50%, 1/15/28, Callable 12/15/27 @ 100(a) ....................... 500,000 531,452
1,704,032
Financials (7.5%):
ABN AMRO Bank NV, 6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(c) ... 720,000 734,952
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25
@ 100 ........................................................... 1,100,000 1,022,864
Bank of Montreal, 5.72%, 9/25/28, Callable 8/25/28 @ 100 ......................... 500,000 518,335
Barclays PLC, 6.49% (SOFR+222bps), 9/13/29, Callable 9/13/28 @ 100(c) ............. 750,000 782,232

Victory Portfolios
Victory Low Duration Bond Fund
26
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Canadian Imperial Bank of Commerce, 5.93%, 10/2/26 ............................ $ 500,000 $ 514,035
Danske Bank A/S, 6.26% (H15T1Y+118bps), 9/22/26, Callable 9/22/25 @ 100(a)(c) ....... 750,000 762,139
Nationwide Building Society, 6.56% (SOFR+191bps), 10/18/27, Callable 10/18/26 @
100(a)(c) ......................................................... 500,000 517,428
Pfizer Investment Enterprises Pte Ltd., 4.45%, 5/19/26, Callable 4/19/26 @ 100 .......... 1,275,000 1,271,511
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN .............................. 500,000 477,339
Svenska Handelsbanken AB, 5.50%, 6/15/28(a) ................................. 750,000 762,058
Swedbank AB, 6.14%, 9/12/26(a) ........................................... 500,000 510,399
The Toronto-Dominion Bank, 2.35%, 3/8/24 ................................... 1,359,000 1,350,917
UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .......................... 1,000,000 966,830
10,191,039
Industrials (0.4%):
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ........... 500,000 516,388
Information Technology (1.1%):
NXP BV/NXP Funding LLC, 5.35%, 3/1/26, Callable 1/1/26 @ 100 .................. 1,000,000 1,004,567
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 500,000 520,540
1,525,107
Materials (1.1%):
Anglo American Capital PLC, 3.63%, 9/11/24(a) ................................ 880,000 865,772
OCI NV, 4.63%, 10/15/25, Callable 2/5/24 @ 101.16(a) ........................... 590,000 574,899
1,440,671
Utilities (0.5%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 2/5/24 @ 100 ................... 655,000 650,754
Total Yankee Dollars (Cost $15,926,435) 16,027,991
U.S. Government Agency Mortgages (2.0%)
Federal Home Loan Mortgage Corporation
5.00%, 8/1/40 ..................................................... 338,378 345,525
5.50%, 10/1/38 .................................................... 461,320 467,485
7.00%, 9/1/38 ..................................................... 1,951 2,135
815,145
Federal National Mortgage Association
5.00%, 2/1/41 - 10/1/41 .............................................. 1,350,378 1,375,541
6.00%, 2/1/37 ..................................................... 544,398 570,347
1,945,888
Total U.S. Government Agency Mortgages (Cost $2,910,871) 2,761,033
U.S. Treasury Obligations (7.7%)
U.S. Treasury Notes
4.50%, 11/30/24 .................................................... 1,500,000 1,494,668
3.50%, 9/15/25 .................................................... 6,875,000 6,774,561
4.50%, 7/15/26 .................................................... 1,000,000 1,009,453
4.63%, 10/15/26 .................................................... 1,250,000 1,268,848
Total U.S. Treasury Obligations (Cost $10,499,291) 10,547,530
Commercial Paper (0.4%)
Financials (0.4%):
Hyundai Capital America, Inc., 5.46%, 1/4/24(a)(e) .............................. 500,000 499,550
Total Commercial Paper (Cost $499,773) 499,550
Shares
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.25%(f) ........ 25,750 25,750
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(f) ............ 25,750 25,750

Victory Portfolios
Victory Low Duration Bond Fund
27
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Shares Value
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(f) ................ 25,750 $ 25,750
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(f) . 25,750 25,750
Total Collateral for Securities Loaned (Cost $103,000) 103,000
Total Investments (Cost $135,520,838) — 98.8% 134,577,724
Other assets in excess of liabilities — 1.2% 1,648,826
NET ASSETS - 100.00% $ 136,226,550
At December 31, 2023, the Fund's investments in foreign securities were 12.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$33,323,424 and amounted to 24.5% of net assets.
(b) Amount represents less than 0.05% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2023.
(d) All or a portion of this security is on loan.
(e) Rate represents the effective yield at December 31, 2023.
(f) Rate disclosed is the daily yield on December 31, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2023.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  December 31, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of December 31, 2023.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory High Yield Fund
28
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.5%)
Consumer Discretionary (0.3%):
Men's Wearhouse, Inc.(a)(b) ............................................... 31,563 $ 489,226
Health Care (0.2%):
Air Methods Corp.(a)(b) .................................................. 11,817 307,242
Covis Parent SCA, Class A Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class B Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class C Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class D Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class E Shares(a)(c) ....................................... 1,622 —
307,242
Total Common Stocks (Cost $265,789) 796,468
Principal Amount
Senior Secured Loans (9.8%)
Consumer Discretionary (3.3%):
Carnival Corp., Initial Advance, First Lien, 8.36% (SOFR01M+300bps), 8/9/27(d) ........ $ 646,750 647,287
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.88% (SOFR03M+350bps),
8/21/26(d) ........................................................ 1,539,675 1,521,707
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 10.13% (SOFR03M+475bps), 6/30/28(d) ... 1,550,771 70,886
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.64% (SOFR03M+325bps),
3/6/28(d) ......................................................... 1,074,297 1,013,384
The Michaels Cos., Inc., Term B Loans, First Lien, 9.90% (SOFR01M+425bps), 4/15/28(d) . 927,819 767,306
WestJet Airlines Ltd., Initial Term Loan, First Lien, 8.36% (SOFR01M+300bps), 12/11/26(d) 1,790,698 1,785,379
5,805,949
Energy (0.9%):
Traverse Midstream Partners LLC, Advance, First Lien, 9.14% (SOFR03M+375bps),
2/16/28(d) ........................................................ 1,703,690 1,702,974
Financials (2.8%):
Arches Buyer, Inc., New Term Loan, First Lien, 8.60% (SOFR01M+325bps), 12/6/27(d) .... 1,000,000 976,390
Covis Pharma Holdings S.a.r.l, Dollar Term B Loans, First Lien, 11.89% (SOFR03M+650bps),
2/18/27(d) ........................................................ 1,996,016 1,405,954
Diamond Sports Group LLC, Term Loan, First Lien, DIP Loan, 15.36% (SOFR01M+1000bps),
5/25/26(d)(e) ...................................................... 519,695 376,779
Diamond Sports Group LLC, Term Loan, Second Lien, 10.61% (SOFR01M+525bps),
8/24/26(d)(e) ...................................................... 7,004,250 276,668
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.35% (SOFR01M+400bps),
1/27/29(d) ........................................................ 857,666 857,486
Knight Health Holdings LLC, Term B Loans, First Lien, 10.60% (SOFR01M+525bps),
12/23/28(d)(e) ..................................................... 3,919,960 1,058,389
4,951,666
Health Care (2.3%):
Air Methods Corp., Term Exit, First Lien, 14.45% (SOFR03M+910bps), 11/30/28(d) ...... 379,489 377,592
LifeScan Global Corp., Term Loan, First Lien, 11.88% (SOFR06M+650bps), 12/31/26(d) ... 2,264,268 1,678,389
Radiology Partners, Inc., Term Loan New, First Lien, 9.75% (SOFR06M+425bps), 7/9/25(d) . 1,502,767 1,207,849
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 10.63%
(SOFR03M+525bps), 3/2/27(d) ......................................... 997,160 754,850
4,018,680
Industrials (0.5%):
Cengage Learning, Inc., Term B Loan, First Lien, 10.14% (SOFR03M+475bps), 7/14/26(d) .. 994,911 996,722
Total Senior Secured Loans (Cost $26,316,982) 17,475,991
Corporate Bonds (70.0%)
Communication Services (12.2%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 2/5/24 @ 100 ........................ 1,500,000 1,457,668
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
6/15/25 @ 104(f) ................................................... 1,750,000 1,825,548

Victory Portfolios
Victory High Yield Fund
29
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25(f) ..................... $ 2,800,000 $ 2,489,282
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 2/5/24 @ 101.69(f)(g) ....... 2,635,000 1,779,869
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(f) ................. 1,950,000 1,470,954
Gray Television, Inc., 7.00%, 5/15/27, Callable 1/16/24 @ 103.5(f) ................... 1,000,000 945,840
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 1/22/24 @ 102.09(g) .............. 1,260,000 817,636
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 1/16/24 @ 102.81(f) ................... 250,000 242,772
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 2/5/24 @
102.13(f) ......................................................... 2,375,000 2,141,245
Scripps Escrow II, Inc., 5.38%, 1/15/31, Callable 1/15/26 @ 102.69(f) ................. 2,600,000 1,907,068
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(f)(g) .......... 3,500,000 2,619,105
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(f) ................... 2,900,000 2,476,175
Univision Communications, Inc., 7.38%, 6/30/30, Callable 6/30/25 @ 103.69(f) .......... 1,500,000 1,499,621
21,672,783
Consumer Discretionary (22.0%):
Academy Ltd., 6.00%, 11/15/27, Callable 1/16/24 @ 103(f) ......................... 1,800,000 1,777,248
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @
102.69(f) ......................................................... 2,625,000 2,429,956
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 1/22/24 @ 101.96 ................ 3,000,000 2,928,770
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 2/5/24 @ 104.06(f) ............... 3,255,000 3,335,993
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(f) ........... 2,470,000 2,698,475
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(f)(g) ................. 2,625,000 2,409,354
Hanesbrands, Inc., 4.88%, 5/15/26, Callable 2/15/26 @ 100(f) ....................... 1,000,000 962,485
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 2/5/24 @ 103.13(f) .................. 1,750,000 1,557,879
Life Time, Inc.
5.75%, 1/15/26, Callable 2/5/24 @ 101.44(f) ............................... 2,125,000 2,107,024
8.00%, 4/15/26, Callable 2/5/24 @ 102(f) ................................. 500,000 506,537
Light & Wonder International, Inc., 7.00%, 5/15/28, Callable 1/22/24 @ 103.5(f) ......... 2,625,000 2,652,789
PetSmart Inc/PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88(f) ...... 1,100,000 1,072,095
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81(f)(g) .............................. 2,000,000 1,584,106
5.88%, 9/1/31, Callable 9/1/26 @ 102.98(f) ................................ 4,300,000 3,325,057
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(f) .................................................. 2,000,000 1,869,278
Station Casinos LLC, 4.50%, 2/15/28, Callable 2/5/24 @ 102.25(f) ................... 1,500,000 1,420,083
The Goodyear Tire & Rubber Co., 5.25%, 7/15/31, Callable 4/15/31 @ 100 ............. 2,000,000 1,821,235
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(f) ....................... 2,750,000 2,256,734
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @
100(f) ........................................................... 2,300,000 2,394,295
39,109,393
Consumer Staples (1.0%):
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(f) .................... 2,000,000 1,797,541
Energy (12.9%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable
6/15/24 @ 102.69(f) ................................................. 1,084,000 1,043,711
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/5/24 @ 103.81(f) .................. 1,500,000 1,538,967
Callon Petroleum Co.
8.00%, 8/1/28, Callable 8/1/24 @ 104(f) .................................. 1,223,000 1,251,527
7.50%, 6/15/30, Callable 6/15/25 @ 103.75(f)(g) ............................ 1,000,000 1,010,688
CITGO Petroleum Corp.
7.00%, 6/15/25, Callable 2/5/24 @ 101.75(f) ............................... 2,500,000 2,495,008
8.38%, 1/15/29, Callable 10/15/25 @ 104.19(f) ............................. 1,500,000 1,542,687
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(f) ................ 4,251,000 3,905,304
New Fortress Energy, Inc.
6.75%, 9/15/25, Callable 1/26/24 @ 101.69(f) .............................. 500,000 496,271
6.50%, 9/30/26, Callable 2/5/24 @ 103.25(f) ............................... 1,000,000 961,150
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/5/24 @ 103 ........ 3,750,000 3,663,352
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(f) .......... 1,500,000 1,459,452
SM Energy Co., 5.63%, 6/1/25, Callable 2/5/24 @ 100 ............................ 1,500,000 1,486,759
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/22/24 @ 103 ..................... 2,000,000 2,061,760
22,916,636

Victory Portfolios
Victory High Yield Fund
30
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Financials (4.3%):
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(f) .................. $ 875,000 $ 920,230
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(f) .. 1,300,000 1,209,222
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(f) ............ 500,000 530,472
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(f) ............... 2,050,000 1,899,252
Stagwell Global LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(f) .................. 3,250,000 2,996,875
7,556,051
Health Care (2.5%):
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(f) ....... 2,550,000 1,641,383
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 2/5/24 @ 102.69(f) ................... 1,200,000 887,949
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/5/24 @ 102.31(f) .................. 2,885,000 1,477,043
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 1/22/24 @ 100(f) ................. 600,000 502,139
4,508,514
Industrials (5.9%):
American Airlines, Inc.
7.25%, 2/15/28, Callable 2/15/25 @ 103.63(f) .............................. 875,000 888,807
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(f) ............................. 500,000 528,885
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(f) .................... 1,375,000 1,439,175
ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(f) ...................... 2,000,000 1,768,107
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(f) .................... 1,250,000 1,102,746
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(f)(g) ................... 1,700,000 1,625,959
SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(f) .................... 2,150,000 2,024,216
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(f) ............... 750,000 681,470
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 2/5/24 @ 103.63(f) ............... 375,000 385,347
10,444,712
Information Technology (1.9%):
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(f) .............................. 2,250,000 2,145,323
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(f) ............................... 1,300,000 1,235,107
3,380,430
Materials (5.3%):
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 3,000,000 2,793,523
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(f) 2,550,000 2,413,615
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(f)(g) ................... 1,500,000 1,039,483
The Scotts Miracle-Gro Co.
4.00%, 4/1/31, Callable 4/1/26 @ 102 .................................... 1,275,000 1,097,459
4.38%, 2/1/32, Callable 8/1/26 @ 102.19 .................................. 1,225,000 1,046,814
White Cap Parent LLC, 8.25%, 3/15/26, Callable 2/5/24 @ 101(f)(h) .................. 1,100,000 1,100,917
9,491,811
Real Estate (0.6%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 1/22/24 @ 101.88(f) ................... 1,092,000 1,085,060
Utilities (1.4%):
Calpine Corp., 5.13%, 3/15/28, Callable 2/5/24 @ 102.56(f) ........................ 2,500,000 2,395,710
Total Corporate Bonds (Cost $130,108,919) 124,358,641
Yankee Dollars (15.7%)
Communication Services (2.7%):
Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(f) .............. 2,565,000 2,455,057
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 1/22/24 @ 102.81(f)(g) ........... 3,750,000 2,319,042
4,774,099
Consumer Discretionary (5.5%):
Adient Global Holdings Ltd., 8.25%, 4/15/31, Callable 4/15/26 @ 104.13(f) ............. 2,000,000 2,119,361
Carnival Corp., 6.00%, 5/1/29, Callable 11/1/24 @ 103(f) .......................... 1,000,000 960,926
International Game Technology PLC, 5.25%, 1/15/29, Callable 2/5/24 @ 102.63(f) ........ 2,000,000 1,955,072
Ontario Gaming GTA LP, 8.00%, 8/1/30, Callable 8/1/25 @ 104(f) .................... 900,000 932,675
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(f) ........... 2,000,000 2,088,362

Victory Portfolios
Victory High Yield Fund
31
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(f) ........ $ 1,750,000 $ 1,704,715
9,761,111
Energy (1.8%):
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 2/5/24 @ 101.41(f) .......... 900,000 876,609
Seadrill Finance Ltd., 8.38%, 8/1/30, Callable 8/1/26 @ 104.19(f) .................... 1,500,000 1,563,371
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/5/24 @ 101.63(f) ...................... 800,000 799,136
3,239,116
Financials (1.1%):
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30, Callable 10/1/26 @
104.25(f) ......................................................... 2,000,000 2,043,321
Health Care (0.8%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/5/24 @ 103.06(f) ................. 2,000,000 1,349,677
Industrials (2.1%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 2/5/24 @ 101.97(f) ...................... 1,245,000 1,245,440
Titan Acquisition Ltd/Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 2/5/24 @ 100(f) ... 500,000 503,074
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25
@ 103.19(f)(g) ..................................................... 2,750,000 1,921,542
3,670,056
Information Technology (0.6%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(f) ........... 1,250,000 1,106,718
Materials (1.1%):
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(f)(g) ................ 1,964,000 1,929,593
Total Yankee Dollars (Cost $28,846,492) 27,873,691
U.S. Government Agency Mortgages (1.5%)
Federal Home Loan Bank
5.02%, 1/2/24(i) .................................................... 2,590,000 2,589,619
Total U.S. Government Agency Mortgages (Cost $2,589,628) 2,589,619
U.S. Treasury Obligations (0.3%)
U.S. Treasury Bills, 5.31%, 1/2/24(i) ......................................... 500,000 500,000
Total U.S. Treasury Obligations (Cost $499,928) 500,000
Shares
Collateral for Securities Loaned (7.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.25%(j) ........ 3,124,810 3,124,810
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.30%(j) ............ 3,124,810 3,124,810
Invesco Government & Agency Portfolio, Institutional Shares, 5.28%(j) ................ 3,124,810 3,124,810
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.26%(j) . 3,124,810 3,124,810
Total Collateral for Securities Loaned (Cost $12,499,240) 12,499,240
Total Investments (Cost $201,126,978) — 104.8% 186,093,650
Liabilities in excess of other assets — (4.8)% (8,484,271)
NET ASSETS - 100.00% $ 177,609,379
At December 31, 2023, the Fund's investments in foreign securities were 16.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2023.
(e) Currently the issuer is in default with respect to interest and/or principal payments.

Victory Portfolios
Victory High Yield Fund
32
Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
(f) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$133,057,356 and amounted to 74.9% of net assets.
(g) All or a portion of this security is on loan.
(h) Up to 9.00% of the coupon may be PIK.
(i) Rate represents the effective yield at December 31, 2023.
(j) Rate disclosed is the daily yield on December 31, 2023.
bps
—
Basis points
DIP
—
Debtor-In-Possession
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of December 31, 2023.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Tax-Exempt Fund
33
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (95.1%)
Arizona (1.6%):
City of Phoenix Civic Improvement Corp. Revenue AMT, Series B, 5.00%, 7/1/44,
Continuously Callable @100 ........................................... $ 540,000 $ 568,838
Arkansas (2.2%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable
@100 ........................................................... 750,000 585,179
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.), Series
A, 3.00%, 11/1/49, Continuously Callable @100 ............................ 265,000 207,620
792,799
California (2.0%):
Alameda County IDA Revenue (LOC - Comerica Bank, N.A.), Series A, 5.00%, 12/1/40,
Callable 3/1/24 @ 100(a) ............................................. 265,000 265,000
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT, Series A, 4.00%, 5/1/52, Continuously Callable @100 .................... 500,000 468,842
733,842
Colorado (4.9%):
Colorado Educational & Cultural Facilities Authority Revenue, 4.50%, 7/1/53, Continuously
Callable @100 ..................................................... 500,000 491,985
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously
Callable @103 ..................................................... 750,000 645,188
Gold Hill Mesa Metropolitan District No. 2, GO (INS - Build America Mutual Assurance Co.),
Series A, 5.50%, 12/1/47, Continuously Callable @100 ........................ 585,000 646,841
1,784,014
Florida (10.1%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100 ......... 400,000 401,305
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103 ........... 500,000 382,795
County of Miami-Dade Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100 .... 1,000,000 1,031,130
County of Miami-Dade Seaport Department Revenue AMT, Series B-1, 4.00%, 10/1/50,
Continuously Callable @100 ........................................... 500,000 471,719
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable
@100 ........................................................... 500,000 502,502
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100 ......... 500,000 473,724
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103 ............ 500,000 416,379
3,679,554
Georgia (1.5%):
Private Colleges & Universities Authority Revenue, 5.25%, 10/1/51, Continuously Callable
@100 ........................................................... 500,000 537,666
Guam (2.8%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,000,000 1,032,918
Illinois (17.9%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 6.00%, 4/1/46,
Continuously Callable @100 ........................................... 1,275,000 1,329,274
City of Chicago IL Wastewater Transmission Revenue
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 1,000,000 1,029,404
Series C, 5.00%, 1/1/34, Continuously Callable @100 ......................... 1,000,000 1,020,222
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100 ............. 1,000,000 1,045,548
Sales Tax Securitization Corp. Revenue, Series C, 5.00%, 1/1/43, Continuously Callable @100 1,500,000 1,585,306
State of Illinois, GO, Series B, 4.50%, 5/1/48, Continuously Callable @100 ............. 500,000 505,413
6,515,167
Indiana (1.4%):
Indiana Finance Authority Revenue, Series A, 5.50%, 7/1/52, Continuously Callable @100 .. 500,000 526,387
Iowa (0.8%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103 . 500,000 296,186
Kansas (0.6%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(b) ........................................ 200,000 200,410

Victory Portfolios
Victory Tax-Exempt Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Maryland (0.7%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. $ 250,000 $ 246,596
Massachusetts (1.2%):
University of Massachusetts Building Authority Revenue, Series 1-2021, 5.00%, 11/1/39,
Continuously Callable @100 ........................................... 410,000 418,161
Michigan (1.8%):
City of Detroit, GO, Series C, 6.00%, 5/1/43, Continuously Callable @100 .............. 250,000 279,271
Michigan Finance Authority Revenue, 4.00%, 12/1/51, Continuously Callable @100 ....... 500,000 373,038
652,309
Missouri (3.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(b) ........................................ 1,150,000 1,140,371
New Hampshire (1.4%):
New Hampshire Business Finance Authority Revenue, Series A, 5.25%, 7/1/48, Continuously
Callable @103 ..................................................... 500,000 510,876
New Jersey (5.6%):
New Jersey Economic Development Authority Revenue, Series 2016 A, 5.00%, 7/15/29,
Continuously Callable @100 ........................................... 885,000 935,145
New Jersey Health Care Facilities Financing Authority Revenue (LOC - Valley National Bank),
Series A-2, 4.00%, 7/1/35, Continuously Callable @100(a) ..................... 330,000 330,000
New Jersey Transportation Trust Fund Authority Revenue
Series A, 12/15/38(c) ................................................ 1,000,000 579,309
Series BB, 3.50%, 6/15/46, Continuously Callable @100 ...................... 200,000 184,285
2,028,739
New York (11.3%):
Build NYC Resource Corp. Revenue, 4.75%, 6/15/53, Continuously Callable @100 ....... 350,000 348,743
Metropolitan Transportation Authority Revenue
Series B-1, 5.00%, 11/15/56, Continuously Callable @100 ..................... 1,545,000 1,596,102
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 475,007
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100 . 195,000 195,336
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100(b) 285,000 264,657
Schenectady County Capital Resource Corp. Revenue, 5.25%, 7/1/52, Continuously Callable
@100 ........................................................... 200,000 222,446
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000,000 1,013,369
4,115,660
North Carolina (1.8%):
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500,000 376,802
Series A, 4.00%, 10/1/50, Continuously Callable @103 ........................ 350,000 290,010
666,812
Ohio (10.6%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55,
Continuously Callable @100 ........................................... 900,000 844,873
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 ....... 500,000 455,030
County of Hardin Revenue, 5.00%, 5/1/30, Continuously Callable @103 ............... 350,000 334,449
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100 ...... 1,500,000 1,453,920
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 265,504
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25,
Continuously Callable @100(b) ........................................ 500,000 500,015
3,853,791
Pennsylvania (2.6%):
Pennsylvania Economic Development Financing Authority Revenue, Series A-2, 4.00%,
5/15/53, Continuously Callable @100 .................................... 1,000,000 943,891
Texas (3.8%):
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 500,000 439,373
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.25%, 4/1/53, Continuously Callable @100 ............................... 750,000 752,971

Victory Portfolios
Victory Tax-Exempt Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Port of Port Arthur Navigation District Revenue, Series B, 3.10%, 4/1/40, Continuously
Callable @100(a) ................................................... $ 200,000 $ 200,000
1,392,344
Utah (4.0%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 250,000 203,069
Utah Charter School Finance Authority Revenue, Series A, 5.63%, 6/15/42, Continuously
Callable @100(b) ................................................... 250,000 254,084
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100 1,000,000 1,006,491
1,463,644
Virginia (0.5%):
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 3.08%, 6/1/63, Callable 7/1/40 @ 100(a)(b) .............. 200,000 200,000
Wisconsin (0.9%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously
Callable @103 ..................................................... 500,000 315,888
Total Municipal Bonds (Cost $36,333,023) 34,616,863
Shares
Exchange-Traded Funds (3.0%)
iShares National Muni Bond ETF ........................................... 10,000 1,084,100
Total Exchange-Traded Funds (Cost $1,082,366) 1,084,100
Total Investments (Cost $37,415,389) — 98.1% 35,700,963
Other assets in excess of liabilities — 1.9% 681,983
NET ASSETS - 100.00% $ 36,382,946
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$2,559,537 and amounted to 7.0% of net assets.
(c) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF
—
Exchange-Traded Fund
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory High Income Municipal Bond Fund
36
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (98.6%)
Arizona (8.3%):
Arizona IDA Revenue
4.00%, 7/15/51, Continuously Callable @100(a) ............................. $ 500,000 $ 389,082
4.00%, 12/15/51, Continuously Callable @100(a) ............................ 700,000 508,904
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100 ............. 280,000 237,946
Maricopa County IDA Revenue AMT, 4.00%, 10/15/47, Continuously Callable @104(a) .... 500,000 452,445
The County of Pima IDA Revenue
4.00%, 6/15/51, Continuously Callable @100(a) ............................. 500,000 406,478
Series A, 6.88%, 11/15/52, Continuously Callable @103(a) ..................... 250,000 263,234
The IDA of the City of Phoenix Revenue, 4.00%, 12/1/51, Continuously Callable @100(a) .. 1,000,000 778,939
3,037,028
California (0.4%):
California County Tobacco Securitization Agency Revenue, Series B-1, 5.00%, 6/1/49,
Continuously Callable @100 ........................................... 135,000 134,583
Delaware (1.0%):
Delaware State Economic Development Authority Revenue, 4.00%, 6/1/52, Continuously
Callable @100 ..................................................... 500,000 382,719
Florida (7.8%):
Capital Trust Agency, Inc. Revenue, 6.38%, 5/1/53, Continuously Callable @100(a) ....... 250,000 254,327
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 3.00%, 8/15/50, Continuously Callable @100 ......................... 1,000,000 780,506
Florida Development Finance Corp. Revenue
4.00%, 7/1/55, Continuously Callable @100 ............................... 500,000 423,803
5.25%, 10/1/56, Continuously Callable @100(a) ............................. 500,000 505,854
Pinellas County Educational Facilities Authority Revenue, Series A, 4.00%, 6/1/46,
Continuously Callable @100(a) ......................................... 500,000 371,364
Seminole County IDA Revenue, Series A, 4.00%, 6/15/56, Continuously Callable @100(a) .. 705,000 526,889
2,862,743
Georgia (1.4%):
Development Authority Of Floyd County Revenue, Series GA, 2.75%, 9/1/26, Continuously
Callable @100(b) ................................................... 400,000 400,000
The Burke County Development Authority Revenue (NBGA - Southern Co.), 3.00%, 11/1/52,
Continuously Callable @100(b) ........................................ 100,000 100,000
500,000
Illinois (8.5%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 6.00%, 4/1/46,
Continuously Callable @100 ........................................... 1,500,000 1,563,852
Chicago O'Hare International Airport Revenue AMT, 4.63%, 1/1/53, Continuously Callable
@100 ........................................................... 500,000 505,605
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100 ............. 1,000,000 1,045,548
3,115,005
Indiana (4.0%):
Indiana Finance Authority Revenue
Series A, 4.13%, 12/1/26 ............................................. 1,000,000 995,774
Series A, 5.00%, 7/1/55, Continuously Callable @100 ......................... 500,000 451,679
1,447,453
Iowa (1.8%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/48, Continuously Callable @100 ........................ 500,000 377,918
Series A-1, 4.00%, 5/15/55, Continuously Callable @103 ...................... 500,000 296,186
674,104
Kansas (0.6%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(a) ......................................... 200,000 200,410
Kentucky (1.4%):
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 500,000 515,991

Victory Portfolios
Victory High Income Municipal Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Maryland (0.5%):
Maryland Economic Development Corp. Revenue, 4.25%, 7/1/50, Continuously Callable
@100 ........................................................... $ 200,000 $ 180,845
Massachusetts (1.5%):
Massachusetts Development Finance Agency Revenue
4.00%, 10/1/32, Continuously Callable @104(a) ............................. 300,000 283,306
5.00%, 7/1/47, Continuously Callable @100 ............................... 250,000 252,440
535,746
Minnesota (0.8%):
City of Woodbury Revenue, 4.00%, 7/1/51, Continuously Callable @103 ............... 400,000 298,773
Missouri (1.4%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(a) ......................................... 500,000 495,813
New Hampshire (1.0%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable
@103 ........................................................... 500,000 372,518
New Jersey (3.5%):
New Jersey Health Care Facilities Financing Authority Revenue (LOC - Valley National Bank),
Series A-2, 4.00%, 7/1/35, Continuously Callable @100(b) ..................... 400,000 400,000
New Jersey Transportation Trust Fund Authority Revenue, Series A, 12/15/38(c) .......... 1,500,000 868,964
1,268,964
New Mexico (2.3%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 500,000 418,000
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%,
5/1/40, Continuously Callable @103(a) ................................... 500,000 433,077
851,077
New York (12.0%):
Build NYC Resource Corp. Revenue
5.75%, 6/1/52, Continuously Callable @100(a) ............................. 250,000 259,008
5.75%, 6/1/62, Continuously Callable @100(a) ............................. 250,000 258,890
Series A, 4.00%, 6/15/51, Continuously Callable @100(a) ...................... 500,000 363,789
Series A, 5.00%, 6/15/51, Continuously Callable @100(a) ...................... 100,000 89,504
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(d) ........................... 365,000 405,124
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 475,007
Monroe County Industrial Development Corp. Revenue, 5.00%, 12/1/46, Continuously
Callable @100 ..................................................... 600,000 610,944
New York State Dormitory Authority Revenue
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 1,000,000 928,621
4.00%, 7/1/40, Continuously Callable @100 ............................... 200,000 184,332
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 3.08%, 8/1/50, Continuously Callable @100(a)(b) ....................... 198,857 198,857
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100 . 250,000 224,729
Western Regional Off-Track Betting Corp. Revenue, 4.13%, 12/1/41, Continuously Callable
@100(a) ......................................................... 500,000 393,943
4,392,748
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue, 5.00%, 10/1/50, Continuously Callable
@103 ........................................................... 250,000 216,130
North Dakota (2.6%):
City of Grand Forks Revenue, 5.00%, 12/1/36, Continuously Callable @100 ............ 1,000,000 932,561
Ohio (2.5%):
County of Hardin Revenue, 5.50%, 5/1/50, Continuously Callable @103 ............... 500,000 447,660
Northeast Ohio Medical University Revenue, Series A, 4.00%, 12/1/45, Continuously Callable
@100 ........................................................... 225,000 206,289
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 265,505
919,454

Victory Portfolios
Victory High Income Municipal Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Oregon (2.0%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/52, Continuously Callable @102 ....................... $ 500,000 $ 448,761
Series A, 5.38%, 11/15/55, Continuously Callable @102 ....................... 100,000 90,895
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable
@103 ........................................................... 250,000 194,258
733,914
Pennsylvania (4.0%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100 .............. 500,000 401,467
Chester County IDA Revenue, 6.00%, 10/15/52, Continuously Callable @100(a) ......... 500,000 505,393
Pennsylvania Economic Development Financing Authority Revenue AMT, 9.00%, 4/1/51, (Put
Date 4/13/28)(a)(d) ................................................. 500,000 566,268
1,473,128
South Carolina (5.3%):
County of Lancaster Special Assessment, Series 2016 A-1, 5.00%, 12/1/37, Continuously
Callable @100 ..................................................... 1,675,000 1,675,489
County of Richland Special Assessment, 3.63%, 11/1/31, Continuously Callable @103(a) ... 290,000 244,695
1,920,184
Texas (2.1%):
City of Houston Texas Airport System Revenue AMT, 4.00%, 7/15/41, Continuously Callable
@100 ........................................................... 750,000 670,849
Port of Port Arthur Navigation District Revenue, Series A, 3.10%, 4/1/40, Continuously
Callable @100(b) ................................................... 100,000 100,000
770,849
Utah (6.0%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 250,000 203,069
Series A-1, 4.00%, 6/1/52, Continuously Callable @103 ....................... 250,000 183,073
Utah Charter School Finance Authority Revenue
2.75%, 4/15/50, Continuously Callable @100 ............................... 525,000 356,376
Series A, 5.63%, 6/15/42, Continuously Callable @100(a) ...................... 250,000 254,084
Utah Infrastructure Agency Revenue, Series A, 5.38%, 10/15/40, Continuously Callable @100 1,150,000 1,175,961
2,172,563
Vermont (4.4%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 500,000 407,704
Vermont Educational & Health Buildings Financing Agency Revenue
5.00%, 10/15/46, Continuously Callable @100 .............................. 750,000 660,683
6.00%, 10/1/52, Continuously Callable @100(a) ............................. 500,000 529,242
1,597,629
West Virginia (2.8%):
Monongalia County Commission Excise Tax District Revenue, Series A, 5.75%, 6/1/43,
Continuously Callable @100(a) ......................................... 1,000,000 1,036,559
Wisconsin (8.1%):
Public Finance Authority Revenue
4.00%, 4/1/52, Continuously Callable @100(a) ............................. 500,000 379,503
Series A, 4.25%, 12/1/51, Continuously Callable @100(a) ...................... 500,000 397,932
Series A, 5.88%, 6/1/52, Continuously Callable @100(a) ....................... 250,000 251,971
Series A, 5.25%, 3/1/55, Continuously Callable @100(a) ....................... 500,000 416,976
Series A, 5.00%, 7/1/55, Continuously Callable @100(a) ....................... 500,000 427,575
Series A-1, 4.00%, 7/1/51, Continuously Callable @100(a) ..................... 500,000 412,660
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 500,000 315,888
4.00%, 12/1/51, Continuously Callable @100 ............................... 500,000 363,826
2,966,331
Total Municipal Bonds (Cost $40,429,355) 36,005,822
Total Investments (Cost $40,429,355) — 98.6% 36,005,822
Other assets in excess of liabilities — 1.4% 493,938
NET ASSETS - 100.00% $ 36,499,760
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$13,785,592 and amounted to 37.8% of net assets.

Victory Portfolios
Victory High Income Municipal Bond Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
(d) Put Bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
December 31, 2023
Victory Portfolios
Victory Floating Rate Fund
40
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.5%)
Consumer Discretionary (0.1%):
Men's Wearhouse, Inc.(a)(b) ............................................... 51,299 $ 795,135
Health Care (0.4%):
Air Methods Corp.(a)(b) .................................................. 106,325 2,764,450
Covis Parent SCA, Class A Shares(a)(c) ....................................... 10,030 —
Covis Parent SCA, Class B Shares(a)(c) ....................................... 10,030 —
Covis Parent SCA, Class C Shares(a)(c) ....................................... 10,030 —
Covis Parent SCA, Class D Shares(a)(c) ....................................... 10,030 —
Covis Parent SCA, Class E Shares(a)(c) ....................................... 10,030 —
Rising Tide Holdings, Inc.(a) .............................................. 241,726 725,178
3,489,628
Total Common Stocks (Cost $2,062,753) 4,284,763
Principal Amount
Senior Secured Loans (85.4%)
Communication Services (6.3%):
Cinemark USA, Inc., Term Loan, First Lien, 9.14% (SOFR03M+375bps), 5/24/30(d) ...... $ 633,383 632,610
Cinemark USA, Inc., Term Loan, First Lien, 9.10% (SOFR01M+375bps), 5/31/30(d) ...... 1,460,717 1,459,256
CSC Holdings LLC, Term Loan 2022, First Lien, 9.86% (SOFR01M+450bps), 1/18/28(d) ... 7,944,975 7,661,975
Entercom Media Corp., New Term Loan, First Lien, 7.88% (SOFR03M+250bps), 11/18/24(d) 14,706,476 7,022,343
Frontier Communications Corp., Refinancing Term Loans, First Lien, 9.10%
(SOFR01M+375bps), 10/8/27(d) ........................................ 3,218,656 3,198,539
Level 3 Financing, Inc., Tranche B 2027 Term Loans, First Lien, 7.10% (SOFR01M+175bps),
3/1/27(d) ......................................................... 5,925,000 5,620,277
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 8.35% (SOFR01M+300bps),
4/3/28(d) ......................................................... 13,664,136 11,221,672
Telesat Canada, Term B-5 Loans, First Lien, 8.14% (SOFR03M+275bps), 12/7/26(d) ...... 5,600,000 3,566,528
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien, 8.60%
(SOFR01M+325bps), 3/24/26(d) ........................................ 7,077,707 7,083,935
47,467,135
Consumer Discretionary (22.4%):
Air Canada, Term Loan, First Lien, 8.88% (SOFR03M+350bps), 8/11/28(d) ............. 8,755,604 8,769,263
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 8.85% (SOFR01M+350bps),
8/17/28(d) ........................................................ 7,947,513 7,947,513
Bally's Corp., Term B Facility Loans, First Lien, 8.67% (SOFR03M+325bps), 10/2/28(d) ... 13,207,405 12,486,017
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 8.60%
(SOFR01M+325bps), 2/6/30(d) ......................................... 10,015,046 10,029,168
Carnival Corp., 2021 Incremental Term B Advance, First Lien, 8.60% (SOFR01M+325bps),
10/18/28(d) ....................................................... 5,931,646 5,934,137
Carnival Corp., Initial Advance, First Lien, 8.36% (SOFR01M+300bps), 8/9/27(d) ........ 845,750 846,452
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.88% (SOFR03M+350bps),
8/21/26(d) ........................................................ 6,001,349 5,931,313
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.17%
(SOFR03M+375bps), 10/20/27(d) ....................................... 8,901,987 9,105,042
Entain PLC, Facility B (USD) Loan, First Lien, 7.89% (SOFR03M+250bps), 3/16/27(d) .... 1,945,210 1,947,992
Eyemart Express LLC, Term B-1 Loan, First Lien, 8.38% (SOFR03M+300bps), 8/31/27(d) .. 1,671,343 1,617,024
Gray Television, Inc., Term D Loan, First Lien, 8.34% (SOFR01M+300bps), 12/1/28(d) .... 2,977,215 2,952,087
Great Outdoors Group LLC, Term B1, First Lien, 9.14% (SOFR01M+375bps), 3/5/28(d) ... 3,164,781 3,161,616
Hanesbrands, Inc., Initial Tranche B Term Loans, First Lien, 9.10% (SOFR01M+375bps),
3/8/30(d) ......................................................... 6,064,225 6,049,064
Holley Purchaser, Inc., Initial Term Loan, First Lien, 9.14% (SOFR03M+375bps), 11/20/28(d) 6,238,032 5,998,928
Houghton Mifflin Harcourt Co., Term B Loans, First Lien, 10.60% (SOFR01M+525bps),
4/7/29(d) ......................................................... 8,872,600 8,677,758
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 8.60%
(SOFR01M+325bps), 5/1/26(d) ......................................... 4,689,535 3,994,921
iHeartCommunications, Inc., Term Loans, First Lien, 8.35% (SOFR01M+300bps), 5/1/26(d) . 6,524,463 5,608,102
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 10.13% (SOFR03M+475bps), 6/30/28(d) ... 18,073,950 826,160
Light & Wonder International, Inc., 8.36% (SOFR01M+300bps), 4/16/29(d) ............. 8,887,330 8,901,194
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 10.10% (SOFR01M+475bps),
7/31/28(d) ........................................................ 7,401,631 7,384,681

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.64% (SOFR03M+325bps),
3/6/28(d) ......................................................... $ 5,876,537 $ 5,543,338
Rising Tide Holdings, Inc., 2023 Term Loan, First Lien, 11.37% (SOFR03M+600bps),
3/11/24(d) ........................................................ 3,330,118 2,797,299
Station Casinos LLC, Term B-1 Facility Loans, First Lien, 7.70% (SOFR01M+225bps),
2/8/27(d) ......................................................... 9,386,405 9,396,354
The Michaels Cos., Inc., Term B Loans, First Lien, 9.90% (SOFR01M+425bps), 4/15/28(d) . 10,078,692 8,335,078
Travel + Leisure Co., 2023 Incremental Term Loans, First Lien, 12/14/29(e) ............. 2,200,000 2,202,200
Uber Technologies, Inc., 2023 Refinancing Term Loan, First Lien, 8.13% (SOFR03M+275bps),
3/3/30(d) ......................................................... 5,014,801 5,026,837
United Airlines, Inc., Class B Term Loans, First Lien, 9.11% (SOFR01M+375bps), 4/21/28(d) 6,054,316 6,067,757
WestJet Airlines Ltd., Initial Term Loan, First Lien, 8.36% (SOFR01M+300bps), 12/11/26(d) 11,086,587 11,053,660
168,590,955
Consumer Staples (3.2%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.89% (SOFR03M+350bps),
10/8/27(d) ........................................................ 6,277,662 6,291,599
Anchor Packaging LLC, Initial Term Loans, First Lien, 8.85% (SOFR01M+350bps),
7/18/26(d) ........................................................ 6,780,600 6,723,371
B&G Foods, Inc., Tranche B-4 Term Loan, First Lien, 7.85% (SOFR01M+250bps),
10/12/26(d) ....................................................... 6,720,318 6,654,190
First Brands Group LLC, 2021 Term Loans, First Lien, 10.45% (SOFR06M+500bps),
3/30/27(d) ........................................................ 4,348,937 4,305,447
23,974,607
Energy (3.7%):
Delek U.S. Holdings, Inc., TLB, First Lien, 8.85% (SOFR01M+350bps), 11/19/29(d) ...... 9,889,963 9,894,611
New Fortress Energy, Inc., Initial Term Loans, First Lien, 10.39% (SOFR03M+500bps),
10/30/28(d) ....................................................... 5,500,000 5,403,750
Traverse Midstream Partners LLC, Advance, First Lien, 9.14% (SOFR03M+375bps),
2/16/28(d) ........................................................ 12,561,234 12,555,959
27,854,320
Financials (25.0%):
19th Holdings Golf LLC, Initial Term Loans, First Lien, 8.60% (SOFR01M+325bps),
2/7/29(d) ......................................................... 5,758,639 5,701,052
ACProducts, Inc., Initial Term Loans, First Lien, 9.64% (SOFR03M+425bps), 5/17/28(d) ... 6,425,306 5,620,344
Arches Buyer, Inc., New Term Loan, First Lien, 8.60% (SOFR01M+325bps), 12/6/27(d) .... 6,000,000 5,858,340
Arsenal AIC Parent LLC, Term B Loan, First Lien, 9.85% (SOFR01M+450bps), 8/19/30(d) . 4,488,750 4,501,363
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 14.37% (SOFR03M+900bps),
5/15/26(d) ........................................................ 3,000,000 600,000
Chariot  Buyer LLC, Initial Term Loans, First Lien, 8.60% (SOFR01M+325bps), 11/3/28(d) . 4,835,769 4,819,376
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien, 9.52% (SOFR01M+418bps),
4/13/29(d) ........................................................ 3,905,439 3,918,444
Constellation Renewables LLC, 7.89% (SOFR03M+250bps), 12/15/27(d) .............. 2,000,000 1,997,180
Covis Pharma Holdings S.a.r.l, Dollar Term B Loans, First Lien, 11.89% (SOFR03M+650bps),
2/18/27(d) ........................................................ 12,339,005 8,691,348
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien, 9.14%
(SOFR03M+375bps), 3/31/26(d) ........................................ 17,164,544 13,087,965
Diamond Sports Group LLC, Term Loan, First Lien, DIP Loan, 15.36% (SOFR01M+1000bps),
5/25/26(d)(f) ...................................................... 1,448,737 1,050,334
Diamond Sports Group LLC, Term Loan, Second Lien, 10.61% (SOFR01M+525bps),
8/24/26(d)(f) ...................................................... 19,801,150 782,145
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.35% (SOFR01M+400bps),
1/27/29(d) ........................................................ 9,291,591 9,289,639
GIP Pilot Acquisition Partners LP, TL, First Lien, 8.39% (SOFR03M+300bps), 10/4/30(d) ... 3,250,000 3,247,303
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.88% (SOFR03M+350bps),
2/26/29(d) ........................................................ 6,808,098 6,772,355
INEOS US Finance LLC, Dollar Term Loans, First Lien, 8.85% (SOFR01M+350bps),
2/16/30(d) ........................................................ 6,939,964 6,939,964
Innio North America Holding, Inc., Facility B USD, First Lien, 8.11% (SOFR01M+275bps),
11/6/25(d) ........................................................ 8,665,739 8,633,243
ITT Holdings LLC, Initial Term Loans, First Lien, 8.60% (SOFR01M+325bps), 7/8/28(d) ... 4,967,233 4,981,738

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Knight Health Holdings LLC, Term B Loans, First Lien, 10.60% (SOFR01M+525bps),
12/23/28(d)(f) ..................................................... $ 23,029,762 $ 6,218,036
LBM Acquisition LLC, Initial Term Loan, First Lien, 9.10% (SOFR01M+375bps), 12/20/27(d) 9,671,623 9,544,731
LSF11 A5 Holdco LLC, Term Loans, First Lien, 8.85% (SOFR01M+350bps), 10/16/28(d) .. 4,010,502 4,013,028
MajorDrive Holdings IV LLC, Initial Term Loans, First Lien, 9.39% (SOFR01M+400bps),
6/1/28(d) ......................................................... 1,500,000 1,493,745
MajorDrive Holdings IV LLC, Initial Term Loans, First Lien, 6/1/28(e) ................ 2,983,402 2,970,961
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.62% (SOFR03M+525bps),
6/21/27(d) ........................................................ 8,427,632 8,704,564
Neptune Bidco U.S., Inc., Dollar Term B Loan, First Lien, 10.41% (SOFR03M+500bps),
4/11/29(d) ........................................................ 6,094,375 5,553,499
Northriver Midstream Finance LP, Term B, First Lien, 8.39% (SOFR03M+300bps), 8/16/30(d) 8,116,158 8,126,303
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 9.89% (SOFR03M+450bps),
4/29/29(d) ........................................................ 9,408,493 9,302,647
Peraton Corp., Term B Loans, First Lien, 9.10% (SOFR01M+375bps), 2/1/28(d) .......... 5,033,285 5,039,576
Rand Parent LLC, Term B Loans, First Lien, 9.64% (SOFR03M+425bps), 3/18/30(d) ...... 2,977,500 2,961,868
Robertshaw U.S. Holding Corp., 2nd Lien Initial Term Loans, Second Lien, 13.39%
(SOFR03M+800bps), 3/2/26(d) ......................................... 4,000,000 800,000
Robertshaw U.S. Holding Corp., Term Loan B, First Lien, 8.89% (SOFR03M+350bps),
2/28/25(d) ........................................................ 6,238,644 3,119,322
Sparta U.S. Holdco LLC, Initial Term Loan, First Lien, 8.59% (SOFR01M+325bps), 8/2/28(d) 3,920,000 3,907,770
SWF Holdings Corp. I, Initial Term Loans, First Lien, 9.35% (SOFR01M+400bps), 10/6/28(d) 5,671,827 5,072,769
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien, 14.38%
(SOFR03M+900bps), 5/28/27(d) ........................................ 3,000,000 2,482,500
Virgin Media Bristol LLC, N Facility, First Lien, 7.86% (SOFR01M+250bps), 1/31/28(d) ... 5,000,000 4,974,300
Whitewater Whistler Holdings LLC, SOFR TRM C, First Lien, 8.19% (SOFR03M+275bps),
2/15/30(d) ........................................................ 5,486,250 5,491,791
Ziggo Financing Partnership, Term Loan I, First Lien, 7.86% (SOFR01M+250bps), 4/30/28(d) 2,000,000 1,992,140
188,261,683
Health Care (7.1%):
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 9.63%
(SOFR03M+425bps), 3/14/25(d) ........................................ 2,110,218 1,643,332
Air Methods Corp., Term Exit, First Lien, 14.45% (SOFR03M+910bps), 11/30/28(d) ...... 3,414,703 3,397,630
Amneal Pharmaceuticals LLC, Term Loan, First Lien, 10.86% (SOFR01M+550bps), 5/4/28(d) 5,409,685 5,308,253
Bausch Health Americas, Inc., Second Amendment Term Loan, First Lien, 10.61%
(SOFR01M+525bps), 2/1/27(d) ......................................... 6,026,515 4,890,879
Global Medical Response, Inc., 2020 Term Loan, First Lien, 9.67% (SOFR03M+425bps),
10/2/25(d) ........................................................ 5,727,810 4,462,938
LifePoint Health, Inc., Senior Secured Term Loan B Facility, First Lien, 10.91%
(SOFR03M+550bps), 11/16/28(d) ....................................... 2,968,576 2,955,960
LifeScan Global Corp., Term Loan, First Lien, 11.88% (SOFR06M+650bps), 12/31/26(d) ... 12,582,466 9,326,753
LifeScan Global Corp., Term Loan, Second Lien, 14.88% (SOFR06M+950bps), 10/1/25(d) .. 3,750,000 2,250,000
Perrigo Investments LLC, Initial Term B Loan, First Lien, 7.60% (SOFR01M+225bps),
4/20/29(d) ........................................................ 1,250,000 1,245,313
Radiology Partners, Inc., Term Loan New, First Lien, 9.75% (SOFR06M+425bps), 7/9/25(d) . 7,137,451 5,736,726
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 10.63%
(SOFR03M+525bps), 3/2/27(d) ......................................... 7,457,611 5,645,411
U.S. Renal Care, Inc., SOFR TRM C, First Lien, 10.35% (SOFR01M+500bps), 6/28/28(d) .. 6,824,773 5,121,992
Upstream Rehabilitation, August 2021 Incremental TL, First Lien, 9.63%
(SOFR03M+425bps), 11/20/26(d) ....................................... 1,230,804 1,156,193
53,141,380
Industrials (13.7%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 10.17% (SOFR03M+475bps),
4/20/28(d) ........................................................ 10,600,714 10,875,697
American Airlines, Inc., Initial Term Loans, First Lien, 8.87% (SOFR03M+350bps),
5/29/29(d) ........................................................ 3,500,000 3,504,375
Avis Budget Car Rental LLC, Tranche C Term Loan, First Lien, 8.37% (SOFR01M+300bps),
3/16/29(d) ........................................................ 2,155,000 2,157,026
AZZ, Inc., Initial Term Loan, First Lien, 9.10% (SOFR01M+375bps), 5/11/29(d) ......... 4,321,368 4,336,017
Cengage Learning, Inc., Term B Loan, First Lien, 10.14% (SOFR03M+475bps), 7/14/26(d) .. 5,461,910 5,471,850
Chart Industries, Inc., Term Loan B, First Lien, 8.59% (SOFR01M+325bps), 3/17/30(d) .... 2,509,224 2,511,307

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 8.61% (SOFR01M+325bps),
4/12/28(d) ........................................................ $ 5,416,487 $ 5,405,220
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien, 7.85% (SOFR01M+250bps),
3/31/27(d) ........................................................ 7,715,845 7,720,706
Graham Packaging Co., Inc., New Term Loans, First Lien, 8.35% (SOFR01M+300bps),
8/4/27(d) ......................................................... 6,429,000 6,433,307
Harsco Corp., Term B-3 Loans, First Lien, 7.60% (SOFR01M+225bps), 3/10/28(d) ........ 3,923,720 3,910,967
Hertz Corp., Initial Term B Loans, First Lien, 8.60% (SOFR01M+325bps), 6/30/28(d) ..... 12,314,936 12,264,937
Hertz Corp., Initial Term C Loan, First Lien, 8.60% (SOFR01M+325bps), 6/30/28(d) ...... 2,380,402 2,370,737
Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, First Lien, 8.66%
(SOFR03M+325bps), 8/3/30(d) ......................................... 3,990,000 3,993,751
Madison IAQ LLC, Initial Term Loans, First Lien, 8.61% (SOFR01M+325bps), 6/21/28(d) .. 6,052,748 6,025,208
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 8.85% (SOFR01M+350bps),
6/4/28(d) ......................................................... 5,162,358 5,164,526
Titan Acquisition Ltd., Initial Term Loan, First Lien, 8.73% (LIBOR06M+300bps), 3/28/25(d) 6,044,272 6,031,700
Transdigm, Inc., Tranche I Term Loans, First Lien, 8.64% (SOFR03M+325bps), 8/24/28(d) .. 5,309,361 5,329,271
TransDigm, Inc., Tranche J Term Loans, First Lien, 8.60% (SOFR01M+325bps), 2/28/31(d) . 750,000 752,813
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien, 9.39%
(SOFR03M+400bps), 9/18/28(d) ........................................ 2,926,658 2,912,639
White Cap Buyer LLC, Initial Closing Date Term Loan, First Lien, 9.10%
(SOFR01M+375bps), 10/19/27(d) ....................................... 6,192,559 6,202,900
103,374,954
Information Technology (2.5%):
Cloud Software Group, Inc., 3/30/29(e) ....................................... 12,155,562 11,850,215
McAfee Corp., Tranche B-1 Term Loans, First Lien, 9.09% (SOFR01M+375bps), 3/1/29(d) . 1,994,937 1,981,231
UKG, Inc., Incremental Term Loans, First Lien, 8.66% (SOFR03M+325bps), 5/3/26(d) ..... 4,974,619 4,982,728
18,814,174
Materials (0.6%):
Albaugh LLC, Initial Term Loans, First Lien, 9.13% (SOFR03M+375bps), 5/2/29(d) ...... 916,587 879,924
WireCo WorldGroup, Inc., Initial Term Loan, First Lien, 9.11% (SOFR01M+375bps),
11/13/28(d) ....................................................... 3,795,059 3,785,571
4,665,495
Real Estate (0.9%):
RealPage, Inc., Initial Term Loan, First Lien, 8.35% (SOFR01M+300bps), 4/22/28(d) ...... 6,966,915 6,903,376
Total Senior Secured Loans (Cost $724,979,136) 643,048,079
Corporate Bonds (8.9%)
Communication Services (1.5%):
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 2/5/24 @ 101.69(g) ......... 3,847,000 2,598,542
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(g) ................. 2,000,000 1,508,671
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 1/22/24 @ 102.09 ................ 475,000 308,236
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 2/5/24 @
102.13(g) ........................................................ 1,250,000 1,126,971
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(g) ............ 5,850,000 4,377,648
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(g) ................... 2,053,000 1,752,961
11,673,029
Consumer Discretionary (2.9%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @
102.69(g) ........................................................ 3,500,000 3,239,942
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 2/5/24 @ 104.06(g) ............... 1,550,000 1,588,568
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(g) .......... 2,000,000 2,185,000
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(g) .................. 3,500,000 3,212,472
Life Time, Inc., 8.00%, 4/15/26, Callable 2/5/24 @ 102(g) .......................... 1,500,000 1,519,610
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 9/1/31, Callable
9/1/26 @ 102.98(g) ................................................. 3,000,000 2,319,807
The Goodyear Tire & Rubber Co., 5.25%, 7/15/31, Callable 4/15/31 @ 100 ............. 4,000,000 3,642,469
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(g) ...................... 2,200,000 1,805,387

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @
100(g) ........................................................... $ 2,100,000 $ 2,186,095
21,699,350
Energy (2.0%):
Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100 ............................. 2,000,000 1,714,000
Callon Petroleum Co.
8.00%, 8/1/28, Callable 8/1/24 @ 104(g) .................................. 500,000 511,663
7.50%, 6/15/30, Callable 6/15/25 @ 103.75(g) .............................. 2,250,000 2,274,048
Comstock Resources, Inc.
6.75%, 3/1/29, Callable 3/1/24 @ 103.38(g) ................................ 2,005,000 1,841,951
5.88%, 1/15/30, Callable 1/15/25 @ 102.94(g) .............................. 1,500,000 1,305,563
New Fortress Energy, Inc., 6.50%, 9/30/26, Callable 2/5/24 @ 103.25(g) ............... 1,000,000 961,150
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 2/5/24 @ 103 ........ 2,258,000 2,205,826
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(g) .......... 2,000,000 1,945,936
Talos Production, Inc., 12.00%, 1/15/26, Callable 1/22/24 @ 103 ..................... 2,130,000 2,195,774
14,955,911
Financials (0.4%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(g) .. 3,000,000 2,790,513
Health Care (0.8%):
CHS/Community Health Systems, Inc.
6.13%, 4/1/30, Callable 4/1/25 @ 103.06(g) ................................ 4,500,000 2,896,559
5.25%, 5/15/30, Callable 5/15/25 @ 102.63(g) .............................. 1,000,000 835,623
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/5/24 @ 102.31(g) ................. 2,600,000 1,331,130
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 1/22/24 @ 100(g) ................ 1,583,000 1,324,811
6,388,123
Industrials (0.7%):
American Airlines, Inc., 8.50%, 5/15/29, Callable 11/15/25 @ 104.25(g) ............... 800,000 846,216
ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(g) ..................... 1,750,000 1,547,094
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(g) .................... 1,650,000 1,578,136
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(g) ............... 1,200,000 1,090,353
5,061,799
Information Technology (0.3%):
Cloud Software Group, Inc., 6.50%, 3/31/29, Callable 9/30/25 @ 103.25(g) ............. 2,000,000 1,906,954
Materials (0.3%):
The Scotts Miracle-Gro Co.
4.00%, 4/1/31, Callable 4/1/26 @ 102 .................................... 2,000,000 1,721,503
4.38%, 2/1/32, Callable 8/1/26 @ 102.19 .................................. 790,000 675,088
2,396,591
Total Corporate Bonds (Cost $70,564,742) 66,872,270
Yankee Dollars (1.8%)
Communication Services (0.4%):
Intelsat Jackson Holdings SA, 6.50%, 3/15/30, Callable 3/15/25 @ 102(g) .............. 3,000,000 2,871,411
Consumer Discretionary (0.6%):
Carnival Corp., 6.00%, 5/1/29, Callable 11/1/24 @ 103(g) .......................... 875,000 840,810
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(g) ........... 2,000,000 2,088,361
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(g) ....... 1,875,000 1,826,481
4,755,652
Financials (0.2%):
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30, Callable 10/1/26 @
104.25(g) ........................................................ 1,250,000 1,277,075
Health Care (0.2%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/5/24 @ 103.06(g) ................. 1,800,000 1,214,710

Victory Portfolios
Victory Floating Rate Fund

Schedule of Portfolio Investments — continued
December 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Industrials (0.4%):
Bombardier, Inc.
7.88%, 4/15/27, Callable 2/5/24 @ 101.97(g) ............................... $ 2,220,000 $ 2,220,785
8.75%, 11/15/30, Callable 11/15/26 @ 104.38(g) ............................ 1,000,000 1,065,513
3,286,298
Total Yankee Dollars (Cost $12,774,010) 13,405,146
Total Investments (Cost $810,380,641) — 96.6% 727,610,258
Other assets in excess of liabilities — 3.4% 25,256,734
NET ASSETS - 100.00% $ 752,866,992
At December 31, 2023, the Fund's investments in foreign securities were 8.7% of net assets.
(a) Non-income producing security.
(b) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of December 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2023.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of December 31, 2023, the fair value of these securities was
$67,814,520 and amounted to 9.0% of net assets.
bps
—
Basis points
DIP
—
Debtor-In-Possession
LIBOR
—
London Interbank Offered Rate
LIBOR06M
—
6 Month US Dollar LIBOR, rate disclosed as of December 31, 2023, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of December 31, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of December 31, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of December 31, 2023.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Assets:
Investments, at value (Cost $135,520,838, $201,126,978 and $37,415,389) $ 134,577,724 (a) $ 186,093,650 (b) $ 35,700,963
Cash 491,319 1,570,641 50,158
Deposit with broker for futures contracts 449 — —
Receivables:
Interest and dividends 1,012,755 3,755,595 445,991
Capital shares issued 112,379 51,196 1,577
Investments sold 492,363 253,510 300,000
From Adviser 23,612 29,625 20,765
Prepaid expenses 17,778 14,514 14,871
Total Assets 136,728,379 191,768,731 36,534,325
Liabilities:
Payables:
Collateral received on loaned securities 103,000 12,499,240 —
Distributions 89,179 54,774 5,426
Investments purchased — 526,917 —
Capital shares redeemed 191,442 894,327 103,643
Accrued expenses and other payables:
Investment advisory fees 52,581 91,455 15,508
Administration fees 6,138 7,960 1,636
Custodian fees 2,430 3,698 600
Transfer agent fees 3,319 1,682 681
Sub-Transfer agent fees 27,046 43,465 7,863
Compliance fees 108 143 28
Trustees' fees 132 136 127
12b-1 fees 2,254 5,141 965
Other accrued expenses 24,200 30,414 14,902
Total Liabilities 501,829 14,159,352 151,379
Commitments and contingencies (Note 4 )
Net Assets:
Capital 170,864,637 249,329,230 39,502,630
Total accumulated earnings/(loss) (34,638,087) (71,719,851) (3,119,684)
Net Assets $ 136,226,550 $ 177,609,379 $ 36,382,946
Net Assets
Class A $ 54,265,706 $ 28,258,385 $ 25,328,154
Class C 2,307,014 22,617,665 707,239
Class R 1,153,857 16,109,182 —
Class Y 78,499,973 110,624,147 10,347,553
Total $ 136,226,550 $ 177,609,379 $ 36,382,946
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 5,535,433 5,231,718 2,977,626
Class C 235,251 4,176,443 83,194
Class R 117,712 2,973,886 —
Class Y 8,005,512 20,578,624 1,216,983
Total 13,893,908 32,960,671 4,277,803
Net asset value, offering and redemption price per share:
Class A $ 9 .80 $ 5 .40 $ 8 .51
Class C(c) 9 .81 5 .42 8 .50
Class R 9 .80 5 .42 —
Class Y 9 .81 5 .38 8 .50
Maximum Sales Charge — Class A 2.25% 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .03 $ 5 .52 $ 8 .71
(a) Includes $99,973 of securities on loan.
(b) Includes $12,031,016 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
December 31, 2023

See notes to financial statements.
Victory Portfolios
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Assets:
Investments, at value (Cost $40,429,355 and $810,380,641) $ 36,005,822 $ 727,610,258
Cash 113,757 4,943,691
Receivables:
Interest and dividends 436,214 8,194,209
Capital shares issued 1,928 1,608,143
Investments sold — 25,038,123
From Adviser 23,679 100,377
Prepaid expenses 24,893 36,405
Total Assets 36,606,293 767,531,206
Liabilities:
Payables:
Distributions 5,911 1,295,109
Investments purchased — 6,935,702
Capital shares redeemed 61,351 5,612,143
Accrued expenses and other payables:
Investment advisory fees 15,517 446,286
Administration fees 1,644 35,855
Custodian fees 600 42,512
Transfer agent fees 2,236 3,798
Sub-Transfer agent fees 3,837 173,705
Compliance fees 28 665
Trustees' fees 127 166
12b-1 fees 694 12,277
Other accrued expenses 14,588 105,996
Total Liabilities 106,533 14,664,214
Commitments and contingencies (Note 4 )
Net Assets:
Capital 42,057,926 1,233,767,472
Total accumulated earnings/(loss) (5,558,166) (480,900,480)
Net Assets $ 36,499,760 $ 752,866,992
Net Assets
Class A $ 18,356,683 $ 187,617,350
Class C 474,978 42,098,961
Class R — 278,689
Class Y 14,527,786 518,827,373
Member Class 3,140,313 4,044,619
Total $ 36,499,760 $ 752,866,992
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,968,370 23,078,335
Class C 50,947 5,175,364
Class R — 34,279
Class Y 1,557,378 63,786,353
Member Class 336,691 497,643
Total 3,913,386 92,571,974
Net asset value, offering and redemption price per share:
Class A $ 9 .33 $ 8 .13
Class C(a) 9 .32 8 .13
Class R — 8 .13
Class Y 9 .33 8 .13
Member Class 9 .33 8 .13
Maximum Sales Charge — Class A 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .54 $ 8 .32
(a) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended December 31, 2023

See notes to financial statements.
Victory Portfolios
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Investment Income:
Dividends $ 118,760 $ 4,375 $ —
Interest 5,453,732 18,622,002 1,586,605
Securities lending (net of fees) 11,673 499,329 —
Total Income 5,584,165 19,125,706 1,586,605
Expenses:
Investment advisory fees 745,824 1,284,584 187,227
Administration fees 91,666 118,419 20,720
Sub-Administration fees 21,000 18,500 17,000
12b-1 fees — Class A 160,785 69,890 65,397
12b-1 fees — Class C 28,137 226,377 8,212
12b-1 fees — Class R 5,748 76,759 —
Custodian fees 14,882 22,660 5,746
Transfer agent fees — Class A 17,798 4,717 3,160
Transfer agent fees — Class C 631 332 416
Transfer agent fees — Class R 565 1,330 —
Transfer agent fees — Class Y 630 2,561 269
Sub-Transfer agent fees — Class A 48,950 16,969 20,551
Sub-Transfer agent fees — Class C 349 10,272 29
Sub-Transfer agent fees — Class R 941 2,823 —
Sub-Transfer agent fees — Class Y 78,426 208,501 13,024
Trustees' fees 13,311 16,822 4,431
Compliance fees 1,544 2,004 347
Legal and audit fees 23,489 27,828 11,996
State registration and filing fees 67,752 72,577 45,481
Line of credit fees 543 — —
Interfund lending — 779 —
Other expenses 34,395 43,671 18,771
Recoupment of prior expenses waived/reimbursed by Adviser 652 — —
Total Expenses 1,358,018 2,228,375 422,777
Less fees paid indirectly — — (2,816)
Expenses waived/reimbursed by Adviser (147,745) (236,916) (125,354)
Net Expenses 1,210,273 1,991,459 294,607
Net Investment Income (Loss) 4,373,892 17,134,247 1,291,998
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,267,156) (40,008,643) (110,721)
Net realized gains (losses) from futures contracts (1,301,689) — —
Net realized gains (losses) from swap agreements 1,042,296 — —
Net change in unrealized appreciation/depreciation on investment securities 4,996,576 46,202,542 1,190,314
Net change in unrealized appreciation/depreciation on futures contracts (97,950) — —
Net change in unrealized appreciation/depreciation on swap agreements (397,087) — —
Net realized/unrealized gains (losses) on investments 2,974,990 6,193,899 1,079,593
Change in net assets resulting from operations $ 7,348,882 $ 23,328,146 $ 2,371,591

Statements of Operations
For the Year Ended December 31, 2023

See notes to financial statements.
Victory Portfolios
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Investment Income:
Dividends $ 9,456 $ 44,962
Interest 1,848,553 108,253,572
Total Income 1,858,009 108,298,534
Expenses:
Investment advisory fees 190,382 6,886,151
Administration fees 21,066 585,833
Sub-Administration fees 18,500 19,542
12b-1 fees — Class A 49,530 552,836
12b-1 fees — Class C 9,072 510,000
12b-1 fees — Class R — 1,875
Custodian fees 5,839 254,300
Transfer agent fees — Class A 1,899 7,469
Transfer agent fees — Class C 93 1,482
Transfer agent fees — Class R — 323
Transfer agent fees — Class Y 275 1,544
Transfer agent fees — Member Class 3,204 6,382
Sub-Transfer agent fees — Class A 10,999 192,673
Sub-Transfer agent fees — Class C 304 42,353
Sub-Transfer agent fees — Class R — 491
Sub-Transfer agent fees — Class Y 8,381 599,567
Trustees' fees 4,491 80,039
Compliance fees 350 10,119
Legal and audit fees 11,877 145,111
State registration and filing fees 59,482 107,883
Interfund lending — 12,813
Other expenses 21,125 177,485
Recoupment of prior expenses waived/reimbursed by Adviser — 1,608
Total Expenses 416,869 10,197,879
Less fees paid indirectly (2,835) —
Expenses waived/reimbursed by Adviser (139,280) (920,659)
Net Expenses 274,754 9,277,220
Net Investment Income (Loss) 1,583,255 99,021,314
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (160,259) (106,703,605)
Net change in unrealized appreciation/depreciation on investment securities 1,223,602 99,561,141
Net realized/unrealized gains (losses) on investments 1,063,343 (7,142,464)
Change in net assets resulting from operations $ 2,646,598 $ 91,878,850

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 4,373,892 $ 2,567,116 $ 17,134,247 $ 20,120,748 $ 1,291,998 $ 1,464,502
Net realized gains (losses) (1,526,549) (2,268,869) (40,008,643) (12,799,167) (110,721) (266,141)
Net change in unrealized
appreciation/depreciation 4,501,539 (7,891,919) 46,202,542 (64,592,741) 1,190,314 (7,310,013)
Change in net assets resulting from
operations 7,348,882 (7,593,672) 23,328,146 (57,271,160) 2,371,591 (6,111,652)
Distributions to Shareholders:
Class A (1,836,102) (1,184,967) (2,365,537) (2,582,986) (1,024,056) (1,359,219)
Class C (58,282) (33,971) (1,750,802) (1,793,155) (25,583) (48,903)
Class R (28,731) (12,816) (1,245,492) (1,117,459) — —
Class Y (2,996,339) (2,056,953) (13,009,939) (15,051,058) (421,493) (594,628)
Change in net assets resulting from
distributions to shareholders (4,919,454) (3,288,707) (18,371,770) (20,544,658) (1,471,132) (2,002,750)
Change in net assets resulting from
capital transactions (47,206,112) (25,401,306) (72,473,640) (15,844,877) (1,014,944) (6,707,385)
Change in net assets (44,776,684) (36,283,685) (67,517,264) (93,660,695) (114,485) (14,821,787)
Net Assets:
Beginning of period 181,003,234 217,286,919 245,126,643 338,787,338 36,497,431 51,319,218
End of period $ 136,226,550 $ 181,003,234 $ 177,609,379 $ 245,126,643 $ 36,382,946 $ 36,497,431

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 5,240,231 $ 31,077,464 $ 3,075,083 $ 4,620,240 $ 4,548,677 $ 9,954,581
Distributions reinvested 1,654,513 1,069,427 1,504,995 1,725,144 971,057 1,271,336
Cost of shares redeemed (23,987,054) (34,520,760) (5,569,930) (17,029,134) (5,542,165) (16,407,801)
Total Class A $ (17,092,310) $ (2,373,869) $ (989,852) $ (10,683,750) $ (22,431) $ (5,181,884)
Class C
Proceeds from shares issued $ 823,894 $ 1,880,995 $ 980,278 $ 3,482,445 $ 22,923 $ 333,464
Distributions reinvested 53,956 32,476 1,305,675 1,032,069 23,619 46,307
Cost of shares redeemed (2,459,547) (3,338,417) (4,245,829) (5,904,434) (282,800) (1,205,436)
Total Class C $ (1,581,697) $ (1,424,946) $ (1,959,876) $ (1,389,920) $ (236,258) $ (825,665)
Class R
Proceeds from shares issued $ 307,401 $ 199,890 $ 281,886 $ 421,438 $ — $ —
Distributions reinvested 28,730 12,815 682,753 137,188 — —
Cost of shares redeemed (291,771) (274,569) (542,564) (143,786) — —
Total Class R $ 44,360 $ (61,864) $ 422,075 $ 414,840 $ — $ —
Class Y
Proceeds from shares issued $ 48,940,554 $ 55,691,544 $ 62,328,490 $ 173,422,368 $ 2,290,304 $ 9,356,843
Distributions reinvested 2,420,143 1,663,223 12,984,563 15,032,014 407,017 577,178
Cost of shares redeemed (79,937,162) (78,895,394) (145,259,040) (192,640,429) (3,453,576) (10,633,857)
Total Class Y $ (28,576,465) $ (21,540,627) $ (69,945,987) $ (4,186,047) $ (756,255) $ (699,836)
Change in net assets resulting from
capital transactions $ (47,206,112) $ (25,401,306) $ (72,473,640) $ (15,844,877) $ (1,014,944) $ (6,707,385)
Share Transactions:
Class A
Issued 542,329 3,166,353 583,553 783,246 546,465 1,145,635
Reinvested 170,798 109,743 285,368 296,774 117,696 147,649
Redeemed (2,479,990) (3,541,453) (1,055,280) (2,913,037) (677,203) (1,912,426)
Total Class A (1,766,863) (265,357) (186,359) (1,833,017) (13,042) (619,142)
Class C
Issued 85,025 191,685 184,399 573,020 2,783 35,794
Reinvested 5,567 3,342 247,412 178,458 2,863 5,338
Redeemed (253,558) (340,742) (800,531) (1,035,733) (34,501) (137,452)
Total Class C (162,966) (145,715) (368,720) (284,255) (28,855) (96,320)
Class R
Issued 31,741 20,168 53,239 69,477 — —
Reinvested 2,966 1,317 129,895 23,822 — —
Redeemed (30,084) (27,860) (102,587) (24,383) — —
Total Class R 4,623 (6,375) 80,547 68,916 — —
Class Y
Issued 5,060,081 5,674,795 11,789,398 29,095,639 275,533 1,044,358
Reinvested 249,801 170,445 2,469,870 2,610,339 49,344 66,989
Redeemed (8,256,992) (8,040,501) (27,553,398) (32,937,648) (416,792) (1,231,080)
Total Class Y (2,947,110) (2,195,261) (13,294,130) (1,231,670) (91,915) (119,733)
Change in Shares (4,872,316) (2,612,708) (13,768,662) (3,280,026) (133,812) (835,195)

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,583,255 $ 1,716,763 $ 99,021,314 $ 109,307,705
Net realized gains (losses) (160,259) (538,945) (106,703,605) (103,162,620)
Net change in unrealized appreciation/depreciation 1,223,602 (8,833,268) 99,561,141 (170,669,010)
Change in net assets resulting from operations 2,646,598 (7,655,450) 91,878,850 (164,523,925)
Distributions to Shareholders:
Class A (875,326) (1,271,803) (21,288,208) (17,479,036)
Class C (32,904) (58,566) (4,495,067) (3,482,234)
Class R — — (33,692) (29,001)
Class Y (623,752) (521,176) (76,854,505) (88,352,703)
Member Class (180,403) (153,672) (424,844) (255,361)
Change in net assets resulting from distributions to shareholders (1,712,385) (2,005,217) (103,096,316) (109,598,335)
Change in net assets resulting from capital transactions (3,964,631) (4,293,890) (491,556,708) (672,675,949)
Change in net assets (3,030,418) (13,954,557) (502,774,174) (946,798,209)
Net Assets:
Beginning of period 39,530,178 53,484,735 1,255,641,166 2,202,439,375
End of period $ 36,499,760 $ 39,530,178 $ 752,866,992 $ 1,255,641,166

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 1,094,891 $ 10,294,150 $ 22,554,625 $ 97,770,885
Distributions reinvested 799,265 1,179,354 18,539,298 15,235,706
Cost of shares redeemed (5,820,272) (17,909,597) (104,550,624) (167,236,180)
Total Class A $ (3,926,116) $ (6,436,093) $ (63,456,701) $ (54,229,589)
Class C
Proceeds from shares issued $ 31,801 $ 28,108 $ 2,520,914 $ 14,847,278
Distributions reinvested 32,904 58,388 4,010,155 3,095,076
Cost of shares redeemed (865,735) (660,750) (22,604,047) (30,677,125)
Total Class C $ (801,030) $ (574,254) $ (16,072,978) $ (12,734,771)
Class R
Proceeds from shares issued $ — $ — $ 34,791 $ 188,702
Distributions reinvested — — 33,679 28,901
Cost of shares redeemed — — (325,844) (205,368)
Total Class R $ — $ — $ (257,374) $ 12,235
Class Y
Proceeds from shares issued $ 6,506,620 $ 8,755,236 $ 261,520,712 $ 1,087,901,526
Distributions reinvested 617,457 509,091 58,406,587 73,528,356
Cost of shares redeemed (5,496,216) (8,291,509) (731,431,020) (1,769,959,405)
Total Class Y $ 1,627,861 $ 972,818 $ (411,503,721) $ (608,529,523)
Member Class
Proceeds from shares issued $ 979,698 $ 2,638,043 $ 582,178 $ 4,026,377
Distributions reinvested 180,403 153,672 424,844 255,361
Cost of shares redeemed (2,025,447) (1,048,076) (1,272,956) (1,476,039)
Total Member Class $ (865,346) $ 1,743,639 $ (265,934) $ 2,805,699
Change in net assets resulting from capital transactions $ (3,964,631) $ (4,293,890) $ (491,556,708) $ (672,675,949)
Share Transactions:
Class A
Issued 120,776 1,095,148 2,759,951 10,891,955
Reinvested 88,435 123,326 2,272,839 1,777,071
Redeemed (638,228) (1,919,547) (12,820,191) (19,287,321)
Total Class A (429,017) (701,073) (7,787,401) (6,618,295)
Class C
Issued 3,467 2,973 306,058 1,648,414
Reinvested 3,635 6,095 491,371 361,824
Redeemed (94,970) (67,991) (2,770,946) (3,552,036)
Total Class C (87,868) (58,923) (1,973,517) (1,541,798)
Class R
Issued — — 4,269 20,892
Reinvested — — 4,116 3,384
Redeemed — — (39,693) (23,243)
Total Class R — — (31,308) 1,033
Class Y
Issued 711,605 932,072 31,655,977 122,271,204
Reinvested 68,348 53,109 7,148,584 8,535,580
Redeemed (605,547) (872,754) (89,593,253) (205,741,941)
Total Class Y 174,406 112,427 (50,788,692) (74,935,157)
Member Class
Issued 107,854 271,855 71,258 446,286
Reinvested 19,969 16,200 52,153 29,978
Redeemed (229,391) (107,086) (156,805) (172,741)
Total Member Class (101,568) 180,969 (33,394) 303,523
Change in Shares (444,047) (466,600) (60,614,312) (82,790,694)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory Low Duration Bond Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.64 $10.16 $10.20 $9.99 $9.86
Investment Activities:
Net investment income (loss)(a) 0.24 0.12 0.09 0.14 0.19
Net realized and unrealized gains (losses) 0.20 (0.49) (0.02) 0.24 0.15
Total from Investment Activities 0.44 (0.37) 0.07 0.38 0.34
Distributions to Shareholders from:
Net investment income (0.28) (0.15) (0.11) (0.14) (0.20)
Return of capital — — — (0.03) (0.01)
Total Distributions (0.28) (0.15) (0.11) (0.17) (0.21)
Net Asset Value, End of Period $9.80 $9.64 $10.16 $10.20 $9.99
Total Return (excludes sales charge)(b) 4.65% (3.62)% 0.71% 3.85% 3.51%
Ratios to Average Net Assets:
Net Expenses(c) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 2.52% 1.18% 0.87% 1.39% 1.93%
Gross Expenses(c) 0.96% 0.96% 0.95% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $54,266 $70,419 $76,901 $70,357 $61,972
Portfolio Turnover(d) 58% 81% 58% 85% 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Low Duration Bond Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.65 $10.16 $10.20 $9.99 $9.85
Investment Activities:
Net investment income (loss)(a) 0.17 0.04 0.01 0.08 0.12
Net realized and unrealized gains (losses) 0.20 (0.47) (0.02) 0.22 0.16
Total from Investment Activities 0.37 (0.43) (0.01) 0.30 0.28
Distributions to Shareholders from:
Net investment income (0.21) (0.08) (0.03) (0.07) (0.14)
Return of capital — — — (0.02) —(b)
Total Distributions (0.21) (0.08) (0.03) (0.09) (0.14)
Net Asset Value, End of Period $9.81 $9.65 $10.16 $10.20 $9.99
Total Return (excludes contingent deferred sales charge)(c) 3.85% (4.26)% (0.07)% 3.05% 2.81%
Ratios to Average Net Assets:
Net Expenses(d) 1.62% 1.62% 1.62% 1.62% 1.62%
Net Investment Income (Loss) 1.74% 0.37% 0.10% 0.76% 1.17%
Gross Expenses(d) 2.04% 1.91% 1.91% 1.72% 1.70%
Supplemental Data:
Net Assets at end of period (000's) $2,307 $3,841 $5,528 $23,504 $38,969
Portfolio Turnover(e) 58% 81% 58% 85% 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory Low Duration Bond Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.64 $10.16 $10.20 $9.99 $9.86
Investment Activities:
Net investment income (loss)(a) 0.21 0.07 0.05 0.10 0.15
Net realized and unrealized gains (losses) 0.19 (0.48) (0.02) 0.24 0.15
Total from Investment Activities 0.40 (0.41) 0.03 0.34 0.30
Distributions to Shareholders from:
Net investment income (0.24) (0.11) (0.07) (0.10) (0.16)
Return of capital — — — (0.03) (0.01)
Total Distributions (0.24) (0.11) (0.07) (0.13) (0.17)
Net Asset Value, End of Period $9.80 $9.64 $10.16 $10.20 $9.99
Total Return(b) 4.21% (4.03)% 0.29% 3.41% 3.17%
Ratios to Average Net Assets:
Net Expenses(c) 1.27% 1.27% 1.27% 1.27% 1.27%
Net Investment Income (Loss) 2.15% 0.75% 0.45% 0.99% 1.50%
Gross Expenses(c) 2.24% 2.22% 2.30% 2.38% 2.13%
Supplemental Data:
Net Assets at end of period (000's) $1,154 $1,090 $1,214 $1,129 $1,147
Portfolio Turnover(d) 58% 81% 58% 85% 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Low Duration Bond Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.65 $10.16 $10.20 $9.99 $9.86
Investment Activities:
Net investment income (loss)(a) 0.27 0.14 0.11 0.17 0.21
Net realized and unrealized gains (losses) 0.19 (0.47) (0.01) 0.23 0.16
Total from Investment Activities 0.46 (0.33) 0.10 0.40 0.37
Distributions to Shareholders from:
Net investment income (0.30) (0.18) (0.14) (0.15) (0.23)
Return of capital — — — (0.04) (0.01)
Total Distributions (0.30) (0.18) (0.14) (0.19) (0.24)
Net Asset Value, End of Period $9.81 $9.65 $10.16 $10.20 $9.99
Total Return(b) 4.78% (3.30)% 0.94% 4.08% 3.76%
Ratios to Average Net Assets:
Net Expenses(c) 0.62% 0.62% 0.62% 0.62% 0.62%
Net Investment Income (Loss) 2.75% 1.40% 1.10% 1.64% 2.12%
Gross Expenses(c) 0.68% 0.65% 0.67% 0.68% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $78,500 $105,653 $133,644 $165,330 $164,509
Portfolio Turnover(d) 58% 81% 58% 85% 50%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory High Yield Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $5.26 $6.79 $6.83 $6.73 $6.20
Investment Activities:
Net investment income (loss)(a) 0.42 0.40 0.36 0.37 0.37
Net realized and unrealized gains (losses) 0.17 (1.52) (0.03) 0.10 0.54
Total from Investment Activities 0.59 (1.12) 0.33 0.47 0.91
Distributions to Shareholders from:
Net investment income (0.45) (0.41) (0.37) (0.37) (0.38)
Total Distributions (0.45) (0.41) (0.37) (0.37) (0.38)
Net Asset Value, End of Period $5.40 $5.26 $6.79 $6.83 $6.73
Total Return (excludes sales charge)(b) 11.69% (16.87)% 4.86% 7.61% 14.90%
Ratios to Average Net Assets:
Net Expenses(c) 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss) 7.88% 6.68% 5.22% 5.85% 5.70%
Gross Expenses(c) 1.09% 1.08% 1.08% 1.12% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $28,258 $28,508 $49,271 $38,735 $31,602
Portfolio Turnover(d) 46% 47% 67% 124% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $5.28 $6.81 $6.85 $6.75 $6.21
Investment Activities:
Net investment income (loss)(a) 0.38 0.36 0.31 0.33 0.33
Net realized and unrealized gains (losses) 0.17 (1.52) (0.03) 0.10 0.54
Total from Investment Activities 0.55 (1.16) 0.28 0.43 0.87
Distributions to Shareholders from:
Net investment income (0.41) (0.37) (0.32) (0.33) (0.33)
Total Distributions (0.41) (0.37) (0.32) (0.33) (0.33)
Net Asset Value, End of Period $5.42 $5.28 $6.81 $6.85 $6.75
Total Return (excludes contingent deferred sales charge)(b) 10.87% (17.41)% 4.11% 6.84% 14.24%
Ratios to Average Net Assets:
Net Expenses(c) 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss) 7.16% 6.03% 4.51% 5.14% 5.00%
Gross Expenses(c) 1.81% 1.80% 1.78% 1.81% 1.82%
Supplemental Data:
Net Assets at end of period (000's) $22,618 $23,976 $32,889 $25,957 $21,163
Portfolio Turnover(d) 46% 47% 67% 124% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory High Yield Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $5.28 $6.81 $6.85 $6.75 $6.22
Investment Activities:
Net investment income (loss)(a) 0.40 0.38 0.34 0.35 0.35
Net realized and unrealized gains (losses) 0.17 (1.52) (0.03) 0.10 0.53
Total from Investment Activities 0.57 (1.14) 0.31 0.45 0.88
Distributions to Shareholders from:
Net investment income (0.43) (0.39) (0.35) (0.35) (0.35)
Total Distributions (0.43) (0.39) (0.35) (0.35) (0.35)
Net Asset Value, End of Period $5.42 $5.28 $6.81 $6.85 $6.75
Total Return(b) 11.29% (17.07)% 4.55% 7.24% 14.48%
Ratios to Average Net Assets:
Net Expenses(c) 1.31% 1.29% 1.28% 1.33% 1.33%
Net Investment Income (Loss) 7.53% 6.46% 4.93% 5.51% 5.37%
Gross Expenses(c) 1.31% 1.29% 1.28% 1.33% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $16,109 $15,267 $19,243 $19,248 $18,818
Portfolio Turnover(d) 46% 47% 67% 124% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $5.24 $6.76 $6.80 $6.70 $6.17
Investment Activities:
Net investment income (loss)(a) 0.43 0.41 0.38 0.39 0.39
Net realized and unrealized gains (losses) 0.17 (1.51) (0.04) 0.10 0.53
Total from Investment Activities 0.60 (1.10) 0.34 0.49 0.92
Distributions to Shareholders from:
Net investment income (0.46) (0.42) (0.38) (0.39) (0.39)
Total Distributions (0.46) (0.42) (0.38) (0.39) (0.39)
Net Asset Value, End of Period $5.38 $5.24 $6.76 $6.80 $6.70
Total Return(b) 12.02% (16.58)% 5.15% 7.88% 15.25%
Ratios to Average Net Assets:
Net Expenses(c) 0.76% 0.76% 0.76% 0.76% 0.76%
Net Investment Income (Loss) 8.21% 7.00% 5.49% 6.11% 5.96%
Gross Expenses(c) 0.89% 0.86% 0.84% 0.90% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $110,624 $177,376 $237,385 $168,677 $108,171
Portfolio Turnover(d) 46% 47% 67% 124% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory Tax-Exempt Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.27 $9.78 $9.94 $9.84 $9.47
Investment Activities:
Net investment income (loss)(a) 0.28 0.27 0.27 0.29 0.30
Net realized and unrealized gains (losses) 0.28 (1.41) 0.12 0.23 0.53
Total from Investment Activities 0.56 (1.14) 0.39 0.52 0.83
Distributions to Shareholders from:
Net investment income (0.32) (0.31) (0.32) (0.32) (0.34)
Net realized gains — (0.06) (0.23) (0.10) (0.12)
Total Distributions (0.32) (0.37) (0.55) (0.42) (0.46)
Net Asset Value, End of Period $8.51 $8.27 $9.78 $9.94 $9.84
Total Return (excludes sales charge)(b) 6.89% (11.70)% 3.94% 5.39% 8.82%
Ratios to Average Net Assets:
Net Expenses(c) 0.80%(d) 0.80% 0.80% 0.80% 0.80%
Net Investment Income (Loss) 3.44% 3.08% 2.74% 3.00% 3.04%
Gross Expenses(c) 1.12%(d) 1.07% 1.03% 1.04% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $25,328 $24,745 $35,312 $32,001 $30,251
Portfolio Turnover(e) 15% 13% 6% 44% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax-Exempt Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.27 $9.78 $9.94 $9.84 $9.47
Investment Activities:
Net investment income (loss)(a) 0.22 0.20 0.20 0.22 0.23
Net realized and unrealized gains (losses) 0.27 (1.41) 0.11 0.22 0.52
Total from Investment Activities 0.49 (1.21) 0.31 0.44 0.75
Distributions to Shareholders from:
Net investment income (0.26) (0.24) (0.24) (0.24) (0.26)
Net realized gains — (0.06) (0.23) (0.10) (0.12)
Total Distributions (0.26) (0.30) (0.47) (0.34) (0.38)
Net Asset Value, End of Period $8.50 $8.27 $9.78 $9.94 $9.84
Total Return (excludes contingent deferred sales charge)(b) 6.05% (12.40)% 3.13% 4.56% 7.97%
Ratios to Average Net Assets:
Net Expenses(c) 1.60%(d) 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss) 2.64% 2.23% 2.01% 2.28% 2.34%
Gross Expenses(c) 3.23%(d) 2.58% 2.38% 1.91% 1.82%
Supplemental Data:
Net Assets at end of period (000's) $707 $927 $2,037 $6,497 $11,259
Portfolio Turnover(e) 15% 13% 6% 44% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory Tax-Exempt Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.27 $9.78 $9.94 $9.84 $9.46
Investment Activities:
Net investment income (loss)(a) 0.29 0.28 0.29 0.30 0.30
Net realized and unrealized gains (losses) 0.27 (1.41) 0.11 0.23 0.55
Total from Investment Activities 0.56 (1.13) 0.40 0.53 0.85
Distributions to Shareholders from:
Net investment income (0.33) (0.32) (0.33) (0.33) (0.35)
Net realized gains — (0.06) (0.23) (0.10) (0.12)
Total Distributions (0.33) (0.38) (0.56) (0.43) (0.47)
Net Asset Value, End of Period $8.50 $8.27 $9.78 $9.94 $9.84
Total Return(b) 7.01% (11.60)% 4.06% 5.51% 9.06%
Ratios to Average Net Assets:
Net Expenses(c) 0.69%(d) 0.69% 0.69% 0.69% 0.69%
Net Investment Income (Loss) 3.55% 3.19% 2.85% 3.12% 3.07%
Gross Expenses(c) 0.98%(d) 0.87% 0.89% 0.85% 0.83%
Supplemental Data:
Net Assets at end of period (000's) $10,348 $10,826 $13,969 $22,998 $24,459
Portfolio Turnover(e) 15% 13% 6% 44% 64%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.07 $11.09 $10.84 $10.75 $10.39
Investment Activities:
Net investment income (loss)(a) 0.37 0.36 0.36 0.42 0.35
Net realized and unrealized gains (losses) 0.29 (1.95) 0.27 0.15 0.47
Total from Investment Activities 0.66 (1.59) 0.63 0.57 0.82
Distributions to Shareholders from:
Net investment income (0.40) (0.40) (0.38) (0.39) (0.40)
Net realized gains — (0.03) — (0.09) (0.06)
Total Distributions (0.40) (0.43) (0.38) (0.48) (0.46)
Net Asset Value, End of Period $9.33 $9.07 $11.09 $10.84 $10.75
Total Return (excludes sales charge)(b) 7.41% (14.48)% 5.91% 5.52% 8.04%
Ratios to Average Net Assets:
Net Expenses(c) 0.80%(d) 0.80% 0.80% 0.80% 0.80%
Net Investment Income (Loss) 4.08% 3.74% 3.22% 3.95% 3.27%
Gross Expenses(c) 1.13%(d) 1.04% 1.04% 1.10% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $18,357 $21,747 $34,352 $26,330 $19,153
Portfolio Turnover(e) 11% 23% 19% 74% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.07 $11.09 $10.84 $10.75 $10.39
Investment Activities:
Net investment income (loss)(a) 0.30 0.29 0.28 0.33 0.28
Net realized and unrealized gains (losses) 0.28 (1.96) 0.27 0.16 0.46
Total from Investment Activities 0.58 (1.67) 0.55 0.49 0.74
Distributions to Shareholders from:
Net investment income (0.33) (0.32) (0.30) (0.31) (0.32)
Net realized gains — (0.03) — (0.09) (0.06)
Total Distributions (0.33) (0.35) (0.30) (0.40) (0.38)
Net Asset Value, End of Period $9.32 $9.07 $11.09 $10.84 $10.75
Total Return (excludes contingent deferred sales charge)(b) 6.59% (15.14)% 5.12% 4.72% 7.22%
Ratios to Average Net Assets:
Net Expenses(c) 1.57%(d) 1.57% 1.57% 1.57% 1.57%
Net Investment Income (Loss) 3.30% 2.94% 2.50% 3.11% 2.61%
Gross Expenses(c) 3.14%(d) 2.56% 2.20% 1.90% 1.85%
Supplemental Data:
Net Assets at end of period (000's) $475 $1,259 $2,192 $9,378 $13,995
Portfolio Turnover(e) 11% 23% 19% 74% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $9.07 $11.09 $10.84 $10.75 $10.39
Investment Activities:
Net investment income (loss)(a) 0.39 0.38 0.38 0.44 0.38
Net realized and unrealized gains (losses) 0.29 (1.95) 0.28 0.16 0.47
Total from Investment Activities 0.68 (1.57) 0.66 0.60 0.85
Distributions to Shareholders from:
Net investment income (0.42) (0.42) (0.41) (0.42) (0.43)
Net realized gains — (0.03) — (0.09) (0.06)
Total Distributions (0.42) (0.45) (0.41) (0.51) (0.49)
Net Asset Value, End of Period $9.33 $9.07 $11.09 $10.84 $10.75
Total Return(b) 7.77% (14.29)% 6.16% 5.76% 8.29%
Ratios to Average Net Assets:
Net Expenses(c) 0.57%(d) 0.57% 0.57% 0.57% 0.57%
Net Investment Income (Loss) 4.31% 3.94% 3.40% 4.14% 3.56%
Gross Expenses(c) 0.89%(d) 0.87% 0.85% 0.93% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $14,528 $12,548 $14,087 $9,682 $10,620
Portfolio Turnover(e) 11% 23% 19% 74% 49%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory High Income Municipal Bond Fund
Member Class
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $9.07 $11.09 $10.84 $10.56
Investment Activities:
Net investment income (loss)(b) 0.38 0.38 0.34 0.12
Net realized and unrealized gains (losses) 0.29 (1.96) 0.31 0.31
Total from Investment Activities 0.67 (1.58) 0.65 0.43
Distributions to Shareholders from:
Net investment income (0.41) (0.41) (0.40) (0.06)
Net realized gains — (0.03) — (0.09)
Total Distributions (0.41) (0.44) (0.40) (0.15)
Net Asset Value, End of Period $9.33 $9.07 $11.09 $10.84
Total Return(c)(d) 7.57% (14.35)% 6.07% 4.12%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65%(g) 0.65% 0.65% 0.65%
Net Investment Income (Loss)(e) 4.22% 3.93% 3.04% 6.78%
Gross Expenses(e)(f) 1.17%(g) 1.33% 2.61% 42.32%
Supplemental Data:
Net Assets at end of period (000's) $3,140 $3,976 $2,853 $140
Portfolio Turnover(c)(h) 11% 23% 19% 74%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Class A
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.19 $9.33 $9.34 $9.42 $9.13
Investment Activities:
Net investment income (loss)(a) 0.76 0.48 0.36 0.49 0.55
Net realized and unrealized gains (losses) (0.03) (1.13) —(b) (0.08) 0.29
Total from Investment Activities 0.73 (0.65) 0.36 0.41 0.84
Distributions to Shareholders from:
Net investment income (0.79) (0.49) (0.37) (0.49) (0.55)
Total Distributions (0.79) (0.49) (0.37) (0.49) (0.55)
Net Asset Value, End of Period $8.13 $8.19 $9.33 $9.34 $9.42
Total Return (excludes sales charge)(c) 9.30% (7.01)% 3.89% 4.81% 9.43%
Ratios to Average Net Assets:
Net Expenses(d) 1.00% 1.01%(e) 1.00% 1.00% 1.00%
Net Investment Income (Loss) 9.25% 5.52% 3.88% 5.54% 5.89%
Gross Expenses(d) 1.12% 1.11% 1.12% 1.17% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $187,617 $252,904 $349,706 $164,864 $146,584
Portfolio Turnover(f) 36% 35% 35% 54% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
70
See notes to financial statements.
Victory Floating Rate Fund
Class C
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.20 $9.33 $9.34 $9.42 $9.14
Investment Activities:
Net investment income (loss)(a) 0.69 0.41 0.29 0.43 0.48
Net realized and unrealized gains (losses) (0.04) (1.12) (0.01) (0.09) 0.28
Total from Investment Activities 0.65 (0.71) 0.28 0.34 0.76
Distributions to Shareholders from:
Net investment income (0.72) (0.42) (0.29) (0.42) (0.48)
Total Distributions (0.72) (0.42) (0.29) (0.42) (0.48)
Net Asset Value, End of Period $8.13 $8.20 $9.33 $9.34 $9.42
Total Return (excludes contingent deferred sales charge)(b) 8.30% (7.66)% 3.05% 3.96% 8.49%
Ratios to Average Net Assets:
Net Expenses(c) 1.80% 1.81%(d) 1.80% 1.80% 1.80%
Net Investment Income (Loss) 8.44% 4.73% 3.09% 4.81% 5.08%
Gross Expenses(c) 1.88% 1.87% 1.89% 1.94% 1.92%
Supplemental Data:
Net Assets at end of period (000's) $42,099 $58,606 $81,109 $94,885 $149,054
Portfolio Turnover(e) 36% 35% 35% 54% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Class R
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.19 $9.33 $9.33 $9.41 $9.13
Investment Activities:
Net investment income (loss)(a) 0.71 0.44 0.31 0.45 0.50
Net realized and unrealized gains (losses) (0.03) (1.14) —(b) (0.09) 0.28
Total from Investment Activities 0.68 (0.70) 0.31 0.36 0.78
Distributions to Shareholders from:
Net investment income (0.74) (0.44) (0.31) (0.44) (0.50)
Total Distributions (0.74) (0.44) (0.31) (0.44) (0.50)
Net Asset Value, End of Period $8.13 $8.19 $9.33 $9.33 $9.41
Total Return(c) 8.69% (7.55)% 3.40% 4.23% 8.75%
Ratios to Average Net Assets:
Net Expenses(d) 1.56% 1.57%(e) 1.56% 1.56% 1.56%
Net Investment Income (Loss) 8.63% 5.05% 3.31% 5.01% 5.34%
Gross Expenses(d) 4.74% 3.32% 3.45% 6.20% 3.73%
Supplemental Data:
Net Assets at end of period (000's) $279 $537 $602 $300 $455
Portfolio Turnover(f) 36% 35% 35% 54% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
72
See notes to financial statements.
Victory Floating Rate Fund
Class Y
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Net Asset Value, Beginning of Period $8.20 $9.33 $9.35 $9.43 $9.14
Investment Activities:
Net investment income (loss)(a) 0.77 0.49 0.38 0.51 0.57
Net realized and unrealized gains (losses) (0.03) (1.11) (0.01) (0.08) 0.29
Total from Investment Activities 0.74 (0.62) 0.37 0.43 0.86
Distributions to Shareholders from:
Net investment income (0.81) (0.51) (0.39) (0.51) (0.57)
Total Distributions (0.81) (0.51) (0.39) (0.51) (0.57)
Net Asset Value, End of Period $8.13 $8.20 $9.33 $9.35 $9.43
Total Return(b) 9.42% (6.69)% 4.01% 5.03% 9.65%
Ratios to Average Net Assets:
Net Expenses(c) 0.78% 0.79%(d) 0.78% 0.78% 0.78%
Net Investment Income (Loss) 9.45% 5.58% 4.08% 5.73% 6.10%
Gross Expenses(c) 0.86% 0.85% 0.86% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $518,827 $939,244 $1,768,900 $403,852 $289,796
Portfolio Turnover(e) 36% 35% 35% 54% 35%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Member Class
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $8.19 $9.33 $9.34 $9.02
Investment Activities:
Net investment income (loss)(b) 0.77 0.52 0.38 0.08
Net realized and unrealized gains (losses) (0.03) (1.15) (0.01) 0.32
Total from Investment Activities 0.74 (0.63) 0.37 0.40
Distributions to Shareholders from:
Net investment income (0.80) (0.51) (0.38) (0.08)
Total Distributions (0.80) (0.51) (0.38) (0.08)
Net Asset Value, End of Period $8.13 $8.19 $9.33 $9.34
Total Return(c)(d) 9.47% (6.87)% 4.04% 4.41%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.86%(g) 0.85% 0.85%
Net Investment Income (Loss)(e) 9.42% 5.94% 4.02% 5.46%
Gross Expenses(e)(f) 1.27% 1.36% 3.64% 56.41%
Supplemental Data:
Net Assets at end of period (000's) $4,045 $4,350 $2,122 $62
Portfolio Turnover(c)(h) 36% 35% 35% 54%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
December 31, 2023
Victory Portfolios
74
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five Funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Low Duration Bond Fund Low Duration Bond Fund A, C, R and Y
Victory High Yield Fund High Yield Fund A, C, R and Y
Victory Tax-Exempt Fund Tax-Exempt Fund A, C and Y
Victory High Income Municipal Bond Fund High Income Municipal Bond Fund A, C, Y and Member Class
Victory Floating Rate Fund Floating Rate Fund A, C, R, Y and Member Class

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
75
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of December 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of December 31, 2023, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Level 1 Level 2 Level 3 Total
Low Duration Bond Fund
Asset-Backed Securities ...................... $ — $ 28,871,688 $ — $ 28,871,688
Collateralized Mortgage Obligations ............. — 32,551,517 — 32,551,517
Corporate Bonds ........................... — 43,215,415 — 43,215,415
Yankee Dollars ............................ — 16,027,991 — 16,027,991
U.S. Government Agency Mortgages ............. — 2,761,033 — 2,761,033
U.S. Treasury Obligations ..................... — 10,547,530 — 10,547,530
Commercial Paper .......................... — 499,550 — 499,550
Collateral for Securities Loaned ................ 103,000 — — 103,000
Total .................................... $ 103,000 $ 134,474,724 $ — $ 134,577,724
High Yield Fund
Common Stocks ............................ — — 796,468 796,468
Senior Secured Loans ........................ — 17,475,991 — 17,475,991
Corporate Bonds ........................... — 124,358,641 — 124,358,641
Yankee Dollars ............................ — 27,873,691 — 27,873,691
U.S. Government Agency Mortgages ............. — 2,589,619 — 2,589,619
U.S. Treasury Obligations ..................... — 500,000 — 500,000
Collateral for Securities Loaned ................ 12,499,240 — — 12,499,240
Total .................................... $ 12,499,240 $ 172,797,942 $ 796,468 $ 186,093,650
Tax-Exempt Fund
Municipal Bonds ........................... — 34,616,863 — 34,616,863
Exchange-Traded Funds ...................... 1,084,100 — — 1,084,100
Total .................................... $ 1,084,100 $ 34,616,863 $ — $ 35,700,963
High Income Municipal Bond Fund
Municipal Bonds ........................... — 36,005,822 — 36,005,822
Total .................................... $ — $ 36,005,822 $ — $ 36,005,822
Floating Rate Fund
Common Stocks ............................ — 725,178 3,559,585 4,284,763
Senior Secured Loans ........................ — 643,048,079 — 643,048,079
Corporate Bonds ........................... — 66,872,270 — 66,872,270
Yankee Dollars ............................ — 13,405,146 — 13,405,146
Total .................................... $ — $ 724,050,673 $ 3,559,585 $ 727,610,258

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
76
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
77
not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
The Funds did not hold futures contracts as of December 31, 2023.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended December 31, 2023, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Credit Derivatives:
The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds’ Statements of
Additional Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
The Funds did not hold swap contracts as of December 31, 2023.

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
78
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for swaps contracts. The Low Duration Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended December 31, 2023:
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The volume associated with derivative positions in the Low Duration Bond Fund was 9% and 4% for futures contracts and swap agreements, respectively, based on average monthly notional amounts in comparison to net assets during the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily  using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of December 31, 2023.
Net Realized Gains
(Losses) from
Futures Contracts
Net Realized Gains
(Losses) from Swap
Agreements
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Equity Risk Exposure: (648328.00) – (109917.00) –
Low Duration Bond Fund ........................... $ (648,328) $ – $ (109,917) $ –
Credit Risk Exposure: – 1042296.00 – (397087.00)
Low Duration Bond Fund ........................... – 1,042,296 – (397,087)
Currency Risk Exposure: (49671.00) – 39322.00 –
Low Duration Bond Fund ........................... (49,671) – 39,322 –
Interest Rate Risk Exposure: (603690.00) – (27355.00) –
Low Duration Bond Fund ........................... (603,690) – (27,355) –

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
79
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the year ended December 31, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended December 31, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”). Park Avenue is responsible for providing day-to-day investment advisory services to the High Yield Fund and the Floating Rate Fund, subject to the oversight of the Board.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Low Duration Bond Fund ........................................... $ 99,973 $ — $ 103,000
High Yield Fund ................................................. 12,031,016 — 12,499,240
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
Low Duration Bond Fund ............................. $ 60,809,974 $ 88,642,368 $ 31,520,891 $ 46,554,903
High Yield Fund ................................... 95,065,252 169,773,772 — —
Tax-Exempt Fund ................................... 5,329,576 10,646,098 — —
High Income Municipal Bond Fund ...................... 4,078,933 8,003,334 — —
Floating Rate Fund .................................. 365,556,567 847,209,199 — —
Flat Rate
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
80
Amounts incurred and paid to VCM for the year ended December 31, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as
Sub-Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the
“Victory Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the year ended December
31, 2023, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended December 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
81
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended December 31, 2023, the Distributor received the following from commissions earned in connection with sales of Class A:
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended
December 31, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of December 31, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at December 31, 2023.
For the year ended December 31, 2023, the following recoupment amounts were paid to the Adviser.
As of December 31, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the year ended December 31, 2023, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
Amount
Low Duration Bond Fund ............................................................................... $ 335
High Yield Fund ..................................................................................... 1,819
Tax-Exempt Fund ..................................................................................... 87
High Income Municipal Bond Fund ........................................................................ 113
Floating Rate Fund .................................................................................... 3,385
In effect until April 30, 2024
Class A Class C Class R Class Y
Member
Class
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.62% 1.27% 0.62% N/A
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.70% 1.35% 0.76% N/A
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 1.60% N/A 0.69% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . 0.80% 1.57% N/A 0.57% 0.65%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.80% 1.56% 0.78% 0.85%
Amount
Low Duration Bond Fund ............................................................................... $ 652
Floating Rate Fund .................................................................................... 1,608
Expires
2024
Expires
2025
Expires
2026 Total
Low Duration Bond Fund ............................................... $ 96,423 $ 88,131 $ 98,024 $ 282,578
High Yield Fund ..................................................... 221,331 261,892 236,916 720,139
Tax-Exempt Fund ..................................................... 131,110 125,945 125,354 382,409
High Income Municipal Bond Fund ........................................ 156,099 142,621 139,280 438,000
Floating Rate Fund .................................................... 1,453,140 1,383,846 920,659 3,757,645
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $49,721

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
82
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Funds may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Funds’
investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Funds may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Funds’ ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
Municipal Obligations Risk — The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. Municipal obligations concentrated in a particular geographic region may make the Funds’ investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas and may increase the volatility of the Funds’ net asset value. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Funds to be taxable and may result in a significant decline in the values of such municipal obligations.
Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Funds to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;
(5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Funds worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
LIBOR Discontinuation Risk — The terms of some floating rate loans and other instruments that were previously tied to the London Interbank
Offered Rate ("LIBOR"), which functioned as a reference rate or benchmark for these instruments but was discontinued as a floating rate benchmark have recently transitioned from, or continue to be tied to USD LIBOR synthetic rates that continue to be published until September
30, 2024. Secured Overnight Financing Rate (SOFR) has largely been used as a new reference rate for new instruments. There is no assurance that proposed replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
83
increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended December 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 24, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended December 31, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended December 31, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the year ended December 31, 2023.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are
Amount
Outstanding at
December 31, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Low Duration Bond Fund ................................... $ — $ 3,170,000 6.25% $ 3,170,000
Borrower or
Lender
Amount
Outstanding at
December 31, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
High Yield Fund ................................ Borrower $ — $ 1,395,500 5.09% $ 1,607,000
Floating Rate Fund ............................... Borrower — 5,131,250 5.54% 17,149,000
Declared Paid
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
84
permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of December 31, 2023, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows:
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid).
As of December 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and callable bonds amortization.
As of December 31, 2023, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of December 31, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows:
Total Accumulated Earnings/(Loss) Capital
Tax-Exempt Fund ......................................................... $ 871 $ (871)
Year Ended December 31, 2023
Distributions
Paid From:
Ordinary
Income
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid
Low Duration Bond Fund ........................................... $ 4,919,454 $ 4,919,454 $ — $ 4,919,454
High Yield Fund ................................................. 18,371,770 18,371,770 — 18,371,770
Tax-Exempt Fund ................................................. 644 644 1,470,488 1,471,132
High Income Municipal Bond Fund .................................... 1,139 1,139 1,711,246 1,712,385
Floating Rate Fund ................................................ 103,096,316 103,096,316 — 103,096,316
Year Ended December 31, 2022
Distributions Paid From:
Ordinary
Income
Net Long-
Term Capital
Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Total
Distributions
Paid
Low Duration Bond Fund ............................... $ 3,288,707 $ — $ 3,288,707 $ — $ 3,288,707
High Yield Fund ..................................... 20,544,658 — 20,544,658 — 20,544,658
Tax-Exempt Fund ..................................... 1,379 306,762 308,141 1,694,609 2,002,750
High Income Municipal Bond Fund ........................ 24,902 101,138 126,040 1,879,177 2,005,217
Floating Rate Fund .................................... 109,598,335 — 109,598,335 — 109,598,335
Undistributed
Tax-Exempt
Income
Distributions
Payable
Other
Earnings
(Deficit)
Accumulated
Earnings
Accumulated
Capital And
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings (Loss)
Low Duration Bond Fund .. $ — $ (48,164) $ — $ (48,164) $ (33,623,789) $ (966,134) $ (34,638,087)
High Yield Fund ........ — (733,003) — (733,003) (55,770,083) (15,216,765) (71,719,851)
Tax-Exempt Fund ........ 13,219 — — 13,219 (806,488) (2,326,415) (3,119,684)
High Income Municipal Bond
Fund ............... 138,481 — (3,359) 135,122 (927,090) (4,766,198) (5,558,166)
Floating Rate Fund ....... — (1,798,608) (3,696) (1,802,304) (395,906,857) (83,191,319) (480,900,480)
Short-Term
Amount
Long-Term
Amount Total
Low Duration Bond Fund ................................................ $ (13,365,365) $ (20,258,424) $ (33,623,789)
High Yield Fund ...................................................... (8,400,922) (47,369,161) (55,770,083)
Tax-Exempt Fund ...................................................... (49,155) (757,333) (806,488)
High Income Municipal Bond Fund ......................................... (94,714) (832,376) (927,090)
Floating Rate Fund ..................................................... (82,199,970) (313,706,887) (395,906,857)

Notes to Financial Statements — continued
December 31, 2023
Victory Portfolios
85
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted the Tailored Shareholder Reports Rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
9. Subsequent Event:
On December 5, 2023, the Board approved the adoption of a conversion feature for Class R of the Floating Rate Fund and Low Duration Bond
Fund. Under the relevant conversion feature, effective after the close of business on March 28, 2024, all of the issued and outstanding shares of
Class R of each Fund will be converted into shares of Class A of each Fund. The share class conversion will be effectuated on the basis of the relative NAVs of the share class without the imposition of a sales charge. Based on the financial information for the Funds’ fiscal year ended
December 31, 2023, Class A has lower gross and net total expense ratios than Class R.
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Low Duration Bond Fund ........................... $ 135,543,858 $ 1,055,236 $ (2,021,370) $ (966,134)
High Yield Fund ................................. 201,310,415 4,154,564 (19,371,329) (15,216,765)
Tax-Exempt Fund ................................. 38,027,378 326,775 (2,653,190) (2,326,415)
High Income Municipal Bond Fund .................... 40,772,020 567,264 (5,333,462) (4,766,198)
Floating Rate Fund ................................ 810,801,577 7,747,609 (90,938,928) (83,191,319)

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Low
Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, and Victory Floating
Rate Fund (the “Funds”), each a series of Victory Portfolios, as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 23, 2024

Supplemental Information
December 31, 2023
Victory Portfolios
87
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 37 portfolios in the Trust, 27 portfolios in Victory Portfolios
II, and six portfolios in Victory Variable Insurance Funds, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. Each Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Bushe retired from the Board effective January 1, 2024.
*** Mr. Pettee was appointed to service as an Independent Trustee of the Trust effective January 1, 2024.
**** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2005 Retired. None.
Dennis M. Bushe,**
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee November 1998 Private Investor. Chair, Caledonia Mining Corporation
(2013-2023).
Advisory Trustee
Timothy Pettee,***
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,****
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
88
(Unaudited)
Officers:
The officers of the Trust are elected by the Board to actively supervise the Trust’s day-to-day operations. The officers of the Trust, their date of birth, the length of time served, and their principal occupations during the past five years are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the
Trust is 15935 La Cantera Parkway, San Antonio, Texas 78256. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023 Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios II, Victory Portfolios
III and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios II, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and Broker Dealer Finance, the Adviser
(5/1/23-present); Manager, Fund Administration, the Adviser
(2017-4/30/23); Chief Financial Officer, Victory Capital Services,
Inc. (since 2018). Mr. Ponte also serves as Assistant Treasurer of
Victory Portfolios II, Victory Portfolios III and Victory Variable
Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios II, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Senior Compliance Officer, the Adviser (2019-present);
Compliance Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief Compliance Officer for Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary December 1997 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios

(Unaudited)
Supplemental Information — continued
December 31, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding each Fund’s policies and procedures — which describes how we vote proxies relating to portfolio securities — is included in the Funds' Statement of Additional Information on our website or upon request by calling 800-539-3863 (800-235-8396 for Member
Class). Each Fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by
August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT-P and are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases;  and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023, through December 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Low Duration Bond Fund
Class A ............................... $ 1,000.00 $ 1,034.30 $ 1,020.92 $ 4.36 $ 4.33 0.85%
Class C ............................... 1,000.00 1,031.40 1,017.04 8.29 8.24 1.62%
Class R ............................... 1,000.00 1,033.20 1,018.80 6.51 6.46 1.27%
Class Y ............................... 1,000.00 1,035.50 1,022.08 3.18 3.16 0.62%
High Yield Fund
Class A ............................... 1,000.00 1,073.50 1,020.16 5.23 5.09 1.00%
Class C ............................... 1,000.00 1,069.40 1,016.64 8.87 8.64 1.70%
Class R ............................... 1,000.00 1,071.50 1,018.55 6.89 6.72 1.32%
Class Y ............................... 1,000.00 1,075.20 1,021.37 3.98 3.87 0.76%
Tax-Exempt Fund
Class A ............................... 1,000.00 1,037.40 1,021.17 4.11 4.08 0.80%
Class C ............................... 1,000.00 1,034.50 1,017.14 8.20 8.13 1.60%
Class Y ............................... 1,000.00 1,039.20 1,021.73 3.55 3.52 0.69%
High Income Municipal Bond Fund
Class A ............................... 1,000.00 1,043.30 1,021.17 4.12 4.08 0.80%
Class C ............................... 1,000.00 1,039.30 1,017.29 8.07 7.98 1.57%
Class Y ............................... 1,000.00 1,044.50 1,022.33 2.94 2.91 0.57%
Member Class .......................... 1,000.00 1,044.10 1,021.93 3.35 3.31 0.65%

Supplemental Information — continued
December 31, 2023
Victory Portfolios
90
(Unaudited)
Beginning
Account
Value
7/1/23
Actual
Ending
Account
Value
12/31/23
Hypothetical
Ending
Account
Value
12/31/23
Actual
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Hypothetical
Expenses
Paid During
Period
7/1/23 - 12/31/23*
Annualized
Expense Ratio
During Period
7/1/23 - 12/31/23
Floating Rate Fund
Class A ............................... 1,000.00 1,052.40 1,020.16 5.17 5.09 1.00%
Class C ............................... 1,000.00 1,048.20 1,016.13 9.29 9.15 1.80%
Class R ............................... 1,000.00 1,049.40 1,017.34 8.06 7.93 1.56%
Class Y ............................... 1,000.00 1,053.70 1,021.27 4.04 3.97 0.78%
Member Class .......................... 1,000.00 1,053.20 1,020.92 4.40 4.33 0.85%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios

(Unaudited)
Supplemental Information — continued
December 31, 2023
Additional Federal Income Tax Information
For the fiscal year ended December 31, 2023, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates.  Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
For the year ended December 31, 2023, the following Funds designated tax-exempt distributions in the amount of:
Percent
Low Duration Bond Fund ............................................................................. 1%
High Yield Fund ................................................................................... —% (a)
(a) Rounds to less than 1%.
Amount
Tax-Exempt Fund ................................................................................... $ 1,470,488
High Income Municipal Bond Fund ...................................................................... 1,711,246

Victory Portfolios

(Unaudited)
Supplemental Information — continued
December 31, 2023
Considerations of the Board in Continuing the Investment Advisory Agreements
The Board approved the advisory agreement with the Adviser, on behalf of each of the Funds (the “Advisory Agreement”), and the sub-advisory agreement between the Adviser and Park Avenue Institutional Advisers LLC (the “Sub-Adviser”), on behalf of each of the High Yield Fund and Floating Rate Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”), at a meeting, which was called for that purpose, on December 5, 2023. The Board also considered information relating to the Funds and the Agreements provided throughout the year and, more specifically, at the meetings on October 17, 2023 and December 5, 2023. In considering whether to approve the
Agreements, the Board requested from the Adviser and Sub-Adviser certain information concerning the Funds to assist it in evaluating the terms of the Agreements. In response to the request from the Independent Trustees, the Adviser and the Sub-Adviser provided information and reports relevant to the continuation of the Agreements.
The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.
The Board considered each Fund’s advisory fee, expense ratio and investment performance as significant factors in determining whether the
Agreements should be continued. The Board reviewed numerous factors with respect to each Fund, including the services to be provided by the Sub-Adviser. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Funds for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable) and whether breakpoints would be appropriate;
Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;
The total expenses of each Fund;
Management’s commitment to operating the Funds at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Funds;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, shareholder services and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
In considering whether the compensation paid to the Sub-Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of each Fund for the services provided by the Sub-Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The fees payable for the services;
Representations by the Adviser that the sub-advisory fee for each Fund is within the range of fees agreed to in the market for similar services;
Whether the fee would be sufficient to enable the Sub-Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;
Management’s commitment to operating the Fund at competitive expense levels;
Research and other service benefits received by the Sub-Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Sub-Adviser as a result of its sub-advisory relationship with the Funds;
The capabilities and financial condition of the Sub-Adviser;
The nature, quality and extent of the oversight and compliance services provided by the Adviser;
Current economic and industry trends; and
The historical relationship between each sub-advised Fund and the Sub-Adviser.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
93
(Unaudited)
The Board reviewed each Fund’s current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser’s business and services with respect to each Fund individually and with respect to all the funds as a whole. The
Board retained an independent, third-party consultant to provide comparative information about fees, expenses and performance, and to design and maintain a database of relevant information designed to assist the Board in retrieving and analyzing comparative information. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund’s gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant, and a peer group of funds with similar investment strategies selected by that consultant from the universe of comparable funds. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund’s peer group, including the consultant’s selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant’s methodology as compared to the prior year, including those resulting from the Adviser’s input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board noted that none of the advisory fee arrangements for these Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser’s commitment to limit expenses as discussed in more detail below.
For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board requested, and the Adviser provided, supplemental information about the level of fees and the nature of the services provided. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.
The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser’s oversight of the Funds’ day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.
With respect to the High Yield Fund and Floating Rate Fund, the Board also considered information concerning the fee paid to the Sub-Adviser under the Sub-Advisory Agreement. The Board considered the relative roles and responsibilities of the Adviser and Sub-Adviser with respect to the applicable Funds and noted that, among other things: (1) the sub-advisory fees for these Funds are paid by the Adviser and, therefore, are not a direct expense of the Funds; and (2) the Adviser supervises the Sub-Adviser. The Board also considered the Adviser’s representation that the fees to be paid to the Sub-Adviser are within the range of sub-advisory fees paid to other sub-advisers for similar services. The Board reviewed fees and other information related to the Sub-Adviser’s management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Board recognized that because the sub-advisory fees are paid by the Adviser, any arrangement by the Sub-Adviser to either increase or reduce its fee would have no direct impact on the Fund or its shareholders.
The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund’s respective peer group. The Board also found that each Fund’s Class A net annual expense ratio was reasonable as compared with each Fund’s respective peer group. The Board considered the Adviser’s contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund’s prospectus.
The Board reviewed each Fund’s performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund’s selected peer group and benchmark index. The Board recognized that the performance of the Fund and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.
The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.
Low Duration Bond Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-, three- and five-year periods and matched the performance of the peer group median for the ten-year period.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
High Yield Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index and the peer group median for all of the periods reviewed. The Board discussed with management the Fund’s underperformance and expense profile, including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would

Supplemental Information — continued
December 31, 2023
Victory Portfolios
94
(Unaudited)
provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Tax-Exempt Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one-, five- and ten-year periods, outperformed the benchmark index for the three-year period, outperformed the peer group median for the three-, five- and ten-year periods, and underperformed the peer group median for the one-year period. The Board considered the fact that as of April 1, 2020, the Adviser assumed day-to-day portfolio management responsibilities from the Fund’s former sub-adviser.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the recent periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
High Income Municipal Bond Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for the one- and five-year periods, outperformed the benchmark index for the three- and ten-year periods, underperformed the peer group median for the one and ten-year periods, matched the peer group median for the three-year period, and outperformed the peer group median for the five-year period. The Board considered the fact that as of April 1, 2020, the Adviser assumed day-to-day portfolio management responsibilities from the Fund’s former sub-adviser.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Floating Rate Fund:
The Board compared the Fund’s Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2023, to that of the median performance of the Fund’s peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board discussed with management the Fund’s underperformance and expense profile, including any steps taken by the Adviser or could be taken in the future to enhance performance.
Having considered, among other things: (1) the Fund’s management fee compared to comparable mutual funds; (2) the Fund’s total expense ratio compared to comparable mutual funds; (3) that the Adviser’s willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund’s expenses for those share classes during that period; and (4) the Fund’s performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund’s shareholders.
Conclusion:
Based on its review of the information requested and provided, and following extended discussions, the Board determined that: (i) the Adviser’s services benefitted the Funds’ shareholders, particularly in light of the nature of the Funds and the services required to support the Funds; (ii) it was generally satisfied with the nature, quality and extent of the services provide by the Adviser to the Funds; and (iii) the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders. Accordingly, the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Funds;
The Adviser’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
In the case of the sub-advised Funds, the Adviser’s oversight of the Sub-Adviser; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
95
(Unaudited)
Based on its review of the information requested and provided, and following extended discussions, the Board concluded, among other things, that the Sub-Advisory Agreement, with respect to each of the High Yield Fund and Floating Rate Fund, was consistent with the best interests of each Fund and its shareholders and unanimously approved the Sub-Advisory Agreement (including the fees to be charged for services thereunder), on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Sub-Adviser under the Sub-Advisory Agreement in light of the investment advisory services provided, the costs of these services and the estimated profitability of the Sub-Adviser’s relationship with each
Fund;
The relative roles and responsibilities of the Adviser and the Sub-Adviser the Sub-Advisory Agreement;
The nature, quality and extent of the investment advisory services provided by the portfolio management team of the Sub-Adviser, which have resulted in each Fund achieving its stated investment objective;
The Sub-Adviser’s representations regarding its staffing and capabilities to manage the Funds; and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Sub-Adviser.

Victory Portfolios

(Unaudited)
Supplemental Information — continued
December 31, 2023
Privacy Policy
Facts
WHAT DOES VICTORY
DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
■ Social Security number and income.
■ Account balances and account transactions.
■ Data from public sources and third-party data services.
How?
All financial companies need to share customers’ personal information to run their everyday business as permitted by law. For example, we share with print and mail companies that assist us in sending mail. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons Victory chooses to share and whether you can limit this sharing.
Reasons we can share your personal information
Does
Victory
share?
Can you limit
this sharing?
For our everyday business purposes —
such as to process your transactions, maintain your accounts, respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —
to offer products and services provided by Victory
Yes No
For joint marketing —
sharing with other financial companies to jointly market the other company’s products or services
No
We do not
share
For everyday business purposes of the Victory family of companies —
this can include information about your Victory transactions and experiences
Yes No
For everyday business purposes of the Victory family of companies —
this can include information about your creditworthiness or insurability
No
We do not
share
For non-Victory companies to market to you
No
We do not
share

Supplemental Information — continued
December 31, 2023
Victory Portfolios
97
(Unaudited)
To limit our
sharing
■ Visit us online: vcm.com/optout
■ Call (877) 660-4400 – our menu will prompt you through your choices.
Please note:
If you are a new customer, we can begin sharing this information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share and protect your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call your account representative or (877) 660-4400 and ask to speak to a representative.
Who we are
Who is providing this notice? Victory Capital Holdings, Inc., and its family of companies, including companies identified with the Victory Capital name as described in the affiliates section below.
What we do
How does Victory protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Victory collect my
personal information?
We collect your personal information, for example, when you:
■ Open an account or make deposits or withdrawals from your account.
■ Give us your contact or account information.
■ Direct us to buy or sell securities.
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing? Federal law gives you the right to limit only:
■ Sharing among affiliated companies for everyday business purposes information about your creditworthiness and insurability.
■ Affiliates from using your information to market to you.
■ Sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Victory family of companies
(affiliates)
Companies owned or controlled by Victory Capital Holdings, Inc. They can be financial and nonfinancial companies in the Victory family of companies.
■ The Victory family of companies includes: companies with a Victory Capital name, including without limitation Victory Capital Services, Inc., Victory
Capital Transfer Agency, Inc., Victory Capital Management Inc. and its
subsidiaries, RS Investments (UK) Limited, RS Investments (Hong Kong)
Limited, and RS Investment Management (Singapore) Pte. Ltd., as well as pooled vehicles managed or administered by Victory Capital Management
Inc., from time to time.

Supplemental Information — continued
December 31, 2023
Victory Portfolios
98
(Unaudited)
Non-Victory companies
(nonaffiliates)
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ We only share with non-Victory companies to service transactions you request or as necessary to provide our services.
■ We do not share with non-Victory companies so they can market their products to you.
Joint Marketing A formal agreement between a Victory company and a non-Victory financial company to market the non-Victory company’s products or services to you.
■ We do not share with any non-Victory financial company for joint marketing.
Other important information
For Nevada Residents : Nevada law requires that we tell you about the option to be placed on our internal do-
not-call list. If you’d rather not receive sales calls from us, please call (877) 660-4400 and ask to speak to a representative so we can place you on our do-not-call list.
You may also contact: Bureau of Consumer Protection Office of the Nevada Attorney General, 555 E. Washington
Ave., Ste. 3900, Las Vegas, NV 89101, call 1-702-486-3132 or Email: BCPINFO@ag.state.nv.us.
For Vermont Residents : In accordance with Vermont law, we will not share information we collect about you with companies who are not affiliates, except as permitted by law, such as with your consent or to service your accounts.
We will not share information about your creditworthiness with our affiliates without your authorization or consent, but we may share information about our transactions or experiences with you with our affiliates as permitted by law.
For California Residents : In accordance with California law, we will not share information we collect about you with nonaffiliates, except as allowed by law. For example, we may share information with your consent or to service your accounts. Among our affiliates, we will limit information sharing to the extent required by California law.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSFIF-AR (12/23)

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.  Audit Committee Financial Experts.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2) The audit committee financial expert is E. Lee Beard, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

	2023	2022
(a) Audit Fees (1)	$ 258,500	$ 254,500
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	75,700	79,700
(d) All Other Fees (4)	0	0

(1)   Audit fees include amounts related to the audit of the Registrant’s annual financial statements, security counts and services normally provided by the accountant in connection with statutory and regulatory filings. Audit fees billed were for professional services provided by Cohen & Company, Ltd. for audit compliance, audit advice and audit planning.
(2)   Represents the fee for assurance and related services by Cohen & Company, Ltd. reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.
(3)   Represents the aggregate tax fee billed for professional services rendered by Cohen & Company, Ltd. for tax compliance, tax advice, international tax fee transactions and tax planning. Such tax services included the review of income and excise tax returns for the Registrant.
(4)   For fiscal years ended December 31, 2023 and December 31, 2022, there were no fees billed for professional services rendered by Cohen & Company, Ltd. to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2023 and 2022 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged for these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C)

(f) Not applicable.

(g)
2023	$ 75,700
2022	$ 79,700

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the registrant’s investment adviser (and the adviser’s relevant affiliates), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)       Not applicable.
(b)       Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)
Not applicable.
(a)(2)
Not applicable.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)      Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)
The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2)
Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Victory Portfolios

By (Signature and Title)*   /s/ Allan Shaer
                                            Allan Shaer, Treasurer and Principal Financial Officer
Date_March 6, 2024________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James K. De Vries
                                                James K. De Vries, President and Principal Executive Officer
Date_March 6, 2024_________________

By (Signature and Title)*   /s/ Allan Shaer
                                                Allan Shaer, Treasurer and Principal Financial Officer
Date_March 6, 2024_________________